UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Rydex Series Funds

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 99.2%
Regional Banks - 34.8%
PNC Financial Services Group, Inc.	5,067	$369,485
BB&T Corp.	8,569	290,317
First Republic Bank	6,441	247,849
SunTrust Banks, Inc.	7,802	246,309
Fifth Third Bancorp	13,196	238,188
M&T Bank Corp.	2,051	229,199
Prosperity Bancshares, Inc.	4,243	219,745
Regions Financial Corp.	23,050	219,667
Hancock Holding Co.	7,053	212,084
BankUnited, Inc.	7,990	207,820
Webster Financial Corp.	8,053	206,801
FNB Corp.	16,332	197,291
KeyCorp	17,517	193,388
Bank of the Ozarks, Inc.	4,220	182,853
CVB Financial Corp.	15,400	181,104
CIT Group, Inc.*	3,837	178,919
Popular, Inc.*	5,391	163,509
Huntington Bancshares, Inc.	19,666	154,968
Zions Bancorporation	4,769	137,729
Cullen/Frost Bankers, Inc.	1,800	120,186
SVB Financial Group*	1,421	118,398
East West Bancorp, Inc.	4,220	116,050
First Niagara Financial Group, Inc.	11,201	112,794
City National Corp.	1,725	109,313
FirstMerit Corp.	5,398	108,122
First Horizon National Corp.	8,863	99,266
TCF Financial Corp.	6,423	91,078
Bank of Hawaii Corp.	1,771	89,117
Valley National Bancorp[1]	8,796	83,298
Texas Capital Bancshares, Inc.*	1,830	81,179
PrivateBancorp, Inc.	3,687	78,201
BancorpSouth, Inc.	4,377	77,473
IBERIABANK Corp.	1,394	74,732
Wintrust Financial Corp.	1,836	70,282
Commerce Bancshares, Inc.	811	35,327
Signature Bank*	405	33,623
Associated Banc-Corp.	806	12,533
Susquehanna Bancshares, Inc.	496	6,374
Fulton Financial Corp.	465	5,338
UMB Financial Corp.	65	3,619
Total Regional Banks		5,603,528
Diversified Banks - 28.5%
Wells Fargo & Co.	15,495	639,480
U.S. Bancorp	13,503	488,133
Itau Unibanco Holding S.A. ADR	16,008	206,823
Banco Bradesco S.A. ADR	13,951	181,503
ICICI Bank Ltd. ADR	4,505	172,316
Credicorp Ltd.	1,335	170,827
Grupo Financiero Santander Mexico SAB de CV ADR*	11,850	168,389
Toronto-Dominion Bank	2,095	168,375
HSBC Holdings plc ADR	3,210	166,599
Comerica, Inc.	4,144	165,056
Mitsubishi UFJ Financial Group, Inc. ADR	26,573	165,018
Banco Santander Chile ADR	6,718	164,255
HDFC Bank Ltd. ADR	4,530	164,167
Royal Bank of Canada	2,808	163,734
Sumitomo Mitsui Financial Group, Inc. ADR	17,700	163,194
Bank of Montreal	2,776	161,091
Banco Santander Brasil S.A. ADR	25,409	158,044
Barclays plc ADR	9,129	156,288
Bancolombia S.A. ADR	2,755	155,658
Bank of Nova Scotia	2,900	155,295
Banco Santander S.A. ADR	23,900	154,633
Banco Bilbao Vizcaya Argentaria S.A. ADR	17,657	148,495
Canadian Imperial Bank of Commerce	2,085	147,993
Total Diversified Banks		4,585,366
Other Diversified Financial Services - 14.2%
JPMorgan Chase & Co.	11,835	624,769
Citigroup, Inc.	12,968	622,075
Bank of America Corp.	48,193	619,762
ING US, Inc.*	9,800	265,188
ING Groep N.V. ADR*	16,730	152,076
Total Other Diversified Financial Services		2,283,870
Thrifts & Mortgage Finance - 9.9%
Home Loan Servicing Solutions Ltd.	11,112	266,356
EverBank Financial Corp.	12,270	203,191
Capitol Federal Financial, Inc.	15,961	193,767
New York Community Bancorp, Inc.	10,577	148,078
Ocwen Financial Corp.*	3,420	140,972
Hudson City Bancorp, Inc.	14,514	132,948
People's United Financial, Inc.	8,825	131,493
Flagstar Bancorp, Inc.*	8,490	118,520
MGIC Investment Corp.*	14,110	85,648
Radian Group, Inc.	7,260	84,361
Astoria Financial Corp.	5,676	61,187
Nationstar Mortgage Holdings, Inc.*,1	835	31,262
Total Thrifts & Mortgage Finance		1,597,783
Asset Management & Custody Banks - 6.1%
Bank of New York Mellon Corp.	11,796	330,878
Northern Trust Corp.	5,660	327,714
State Street Corp.	4,900	319,529
Total Asset Management & Custody Banks		978,121
Diversified Capital Markets - 3.0%
Deutsche Bank AG	3,968	166,458
UBS AG	9,166	155,364
Credit Suisse Group AG ADR	5,842	154,579
Total Diversified Capital Markets		476,401
Consumer Finance - 2.2%
Capital One Financial Corp.	5,720	359,273
Mortgage REITs - 0.5%
CapitalSource, Inc.	8,524	79,955
Total Common Stocks
(Cost $11,615,401)		15,964,297

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 0.4%
Repurchase Agreements
HSBC Securities, Inc. issued 06/28/13 at 0.11% due 07/01/13	$61,103	$61,103
RBS Securities, Inc. issued 06/28/13 at 0.10% due 07/01/13	7,147	7,147

Total Securities Lending Collateral
(Cost $68,250)		68,250
Total Investments - 99.6%
(Cost $11,683,651)		$16,032,547
Other Assets & Liabilities, net - 0.4%		63,951
Total Net Assets - 100.0%		$16,096,498

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 4.
[2]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 99.6%
Gold - 15.6%
Newmont Mining Corp.	28,133	$842,584
Barrick Gold Corp.	50,206	790,243
Goldcorp, Inc.	22,798	563,795
Allied Nevada Gold Corp.*	53,698	347,963
Kinross Gold Corp.	65,684	334,988
Yamana Gold, Inc.	32,124	305,499
Agnico Eagle Mines Ltd.	10,980	302,389
Randgold Resources Ltd. ADR	4,580	293,349
AngloGold Ashanti Ltd. ADR	19,826	283,512
Royal Gold, Inc.	6,442	271,079
Gold Fields Ltd. ADR	47,041	246,965
New Gold, Inc.*	38,451	246,855
Eldorado Gold Corp.	39,638	244,963
Cia de Minas Buenaventura S.A. ADR	16,465	243,023
IAMGOLD Corp.	52,738	228,356
Total Gold		5,545,563
Specialty Chemicals - 13.7%
Ecolab, Inc.	9,425	802,916
Sherwin-Williams Co.	3,799	670,903
Rockwood Holdings, Inc.	8,776	561,927
Celanese Corp. — Class A	9,277	415,610
WR Grace & Co.*	4,782	401,879
Ashland, Inc.	4,752	396,792
Albemarle Corp.	5,931	369,442
RPM International, Inc.	10,220	326,427
Cytec Industries, Inc.	3,678	269,414
Sigma-Aldrich Corp.	2,886	231,919
NewMarket Corp.	740	194,294
International Flavors & Fragrances, Inc.	1,795	134,912
Valspar Corp.	1,895	122,550
Total Specialty Chemicals		4,898,985
Diversified Metals & Mining - 11.9%
Freeport-McMoRan Copper & Gold, Inc.	30,911	853,454
Southern Copper Corp.	27,497	759,467
BHP Billiton Ltd. ADR	8,764	505,332
Rio Tinto plc ADR	11,055	454,139
Molycorp, Inc.*,1	67,180	416,516
Teck Resources Ltd. — Class B	15,083	322,324
Walter Energy, Inc.	26,853	279,271
BHP Billiton plc ADR	4,540	232,766
US Silica Holdings, Inc.	9,980	207,384
Globe Specialty Metals, Inc.	18,900	205,443
Total Diversified Metals & Mining		4,236,096
Steel - 10.8%
Vale S.A. ADR	52,434	689,507
Nucor Corp.	13,292	575,809
Commercial Metals Co.	28,730	424,342
Reliance Steel & Aluminum Co.	5,403	354,221
ArcelorMittal	26,544	297,293
Steel Dynamics, Inc.	19,236	286,809
Allegheny Technologies, Inc.	9,856	259,311
Gerdau S.A. ADR	44,800	255,808
United States Steel Corp.[1]	14,154	248,120
Carpenter Technology Corp.	5,324	239,953
Cliffs Natural Resources, Inc.[1]	14,509	235,771
Total Steel		3,866,944
Fertilizers & Agricultural Chemicals - 9.4%
Monsanto Co.	11,183	1,104,881
Mosaic Co.	13,552	729,233
Potash Corporation of Saskatchewan, Inc.	13,480	513,992
CF Industries Holdings, Inc.	2,764	474,026
Agrium, Inc.	3,714	322,969
Intrepid Potash, Inc.	10,960	208,788
Total Fertilizers & Agricultural Chemicals		3,353,889
Diversified Chemicals - 9.1%
Dow Chemical Co.	29,948	963,428
EI du Pont de Nemours & Co.	15,714	824,985
Eastman Chemical Co.	7,432	520,314
PPG Industries, Inc.	3,103	454,310
Huntsman Corp.	18,708	309,804
FMC Corp.	3,097	189,103
Total Diversified Chemicals		3,261,944
Paper Packaging - 5.7%
Rock Tenn Co. — Class A	4,156	415,100
MeadWestvaco Corp.	11,260	384,079
Packaging Corporation of America	7,100	347,616
Sealed Air Corp.	14,344	343,539
Bemis Company, Inc.	8,228	322,044
Graphic Packaging Holding Co.*	26,690	206,581
Total Paper Packaging		2,018,959
Commodity Chemicals - 5.6%
LyondellBasell Industries N.V. — Class A	16,690	1,105,879
Westlake Chemical Corp.	4,190	403,958
Axiall Corp.	6,450	274,641
Tronox Ltd. — Class A	9,940	200,291
Total Commodity Chemicals		1,984,769
Industrial Gases - 4.2%
Air Products & Chemicals, Inc.	7,433	680,640
Praxair, Inc.	5,696	655,951
Airgas, Inc.	1,621	154,741
Total Industrial Gases		1,491,332
Construction Materials - 3.5%
Cemex SAB de CV ADR*	47,437	501,883
Vulcan Materials Co.	8,088	391,540
Martin Marietta Materials, Inc.	3,288	323,605
Eagle Materials, Inc.	540	35,786
Total Construction Materials		1,252,814
Metal & Glass Containers - 2.9%
Ball Corp.	9,322	387,236
Owens-Illinois, Inc.*	12,323	342,456
Berry Plastics Group, Inc.*	9,020	199,071
Crown Holdings, Inc.*	2,981	122,609
Total Metal & Glass Containers		1,051,372
Precious Metals & Minerals - 2.8%
Silver Wheaton Corp.[1]	19,405	381,697
Pan American Silver Corp.	21,038	244,882
Coeur Mining, Inc.*	14,696	195,457

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Precious Metals & Minerals - 2.8% (continued)
Stillwater Mining Co.*	17,111	$183,772
Total Precious Metals & Minerals		1,005,808
Paper Products - 2.6%
International Paper Co.	15,853	702,446
Domtar Corp.	3,420	227,430
Total Paper Products		929,876
Aluminum - 1.2%
Alcoa, Inc.	56,839	444,481
Forest Products - 0.6%
Louisiana-Pacific Corp.*	14,990	221,702
Total Common Stocks
(Cost $21,370,349)		35,564,534

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 1.7%
Repurchase Agreements
HSBC Securities, Inc. issued 06/28/13 at 0.11% due 07/01/13	$532,281	532,281
RBS Securities, Inc. issued 06/28/13 at 0.10% due 07/01/13	62,257	62,257
Total Securities Lending Collateral
(Cost $594,538)		594,538
Total Investments - 101.3%
(Cost $21,964,887)		$36,159,072
Other Assets & Liabilities, net - (1.3)%		(452,408)
Total Net Assets - 100.0%		$35,706,664

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 4.
[2]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 99.0%
Biotechnology - 87.4%
Gilead Sciences, Inc.*	391,504	$20,048,919
Amgen, Inc.	169,034	16,676,893
Biogen Idec, Inc.*	77,033	16,577,502
Celgene Corp.*	135,157	15,801,205
Regeneron Pharmaceuticals, Inc.*	47,619	10,708,561
Alexion Pharmaceuticals, Inc.*	104,474	9,636,682
Vertex Pharmaceuticals, Inc.*	120,052	9,588,553
BioMarin Pharmaceutical, Inc.*	134,311	7,493,211
Quintiles Transnational Holdings, Inc.*	147,000	6,256,320
Onyx Pharmaceuticals, Inc.*	67,466	5,857,398
Pharmacyclics, Inc.*	67,880	5,394,424
Elan Corp. plc ADR*	345,083	4,879,474
Opko Health, Inc.*,1	653,900	4,642,690
Alkermes plc*	160,119	4,592,213
Alnylam Pharmaceuticals, Inc.*	146,541	4,544,236
Isis Pharmaceuticals, Inc.*	168,680	4,532,432
Medivation, Inc.*	91,270	4,490,484
Seattle Genetics, Inc.*,1	139,087	4,375,677
Incyte Corporation Ltd.*,1	189,569	4,170,518
Ariad Pharmaceuticals, Inc.*	237,175	4,148,191
United Therapeutics Corp.*	62,483	4,112,631
NPS Pharmaceuticals, Inc.*	271,860	4,105,086
ACADIA Pharmaceuticals, Inc.*,1	226,000	4,101,900
Grifols S.A. ADR	126,500	3,602,720
Cepheid, Inc.*	102,376	3,523,782
Sarepta Therapeutics, Inc.*,1	90,800	3,454,940
Ironwood Pharmaceuticals, Inc.*	336,210	3,345,290
Myriad Genetics, Inc.*	121,772	3,272,014
Amarin Corporation plc ADR*,1	554,760	3,217,608
Achillion Pharmaceuticals, Inc.*	392,569	3,211,214
MannKind Corp.*,1	484,400	3,148,600
Aegerion Pharmaceuticals, Inc.*	47,800	3,027,652
Arena Pharmaceuticals, Inc.*,1	372,700	2,869,790
ImmunoGen, Inc.*,1	165,700	2,748,963
Celldex Therapeutics, Inc.*	173,300	2,705,213
Acorda Therapeutics, Inc.*	78,959	2,604,857
Halozyme Therapeutics, Inc.*	307,700	2,443,138
PDL BioPharma, Inc.[1]	306,413	2,365,508
Exact Sciences Corp.*	156,100	2,171,351
Genomic Health, Inc.*	65,900	2,089,689
InterMune, Inc.*	207,655	1,997,641
Infinity Pharmaceuticals, Inc.*	108,090	1,756,463
Theravance, Inc.*	44,090	1,698,788
Keryx Biopharmaceuticals, Inc.*,1	217,860	1,627,414
Spectrum Pharmaceuticals, Inc.[1]	196,203	1,463,674
Cubist Pharmaceuticals, Inc.*	27,498	1,328,153
TESARO, Inc.*	37,100	1,214,654
Orexigen Therapeutics, Inc.*	197,200	1,153,620
Total Biotechnology		238,777,936
Life Sciences Tools & Services - 9.6%
Life Technologies Corp.*	105,620	7,816,936
Illumina, Inc.*,1	92,946	6,956,079
Bio-Rad Laboratories, Inc. — Class A*	34,780	3,902,316
QIAGEN N.V.*	177,400	3,532,034
Charles River Laboratories International, Inc.*	75,100	3,081,353
Techne Corp.	12,600	870,408
Total Life Sciences Tools & Services		26,159,126
Pharmaceuticals - 2.0%
Medicines Co.*	90,100	2,771,476
Nektar Therapeutics*	230,400	2,661,120
Total Pharmaceuticals		5,432,596
Total Common Stocks
(Cost $161,610,286)		270,369,658
RIGHTS - 0.0%
Clinical Data, Inc.
Expires 12/31/20†††,2	24,000	—
Total Rights
(Cost $—)		—

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 10.1%
Repurchase Agreements
HSBC Securities, Inc. issued 06/28/13 at 0.11% due 07/01/13	$24,796,395	24,796,396
RBS Securities, Inc. issued 06/28/13 at 0.10% due 07/01/13	2,900,248	2,900,248
Total Securities Lending Collateral
(Cost $27,696,644)		27,696,644
Total Investments - 109.1%
(Cost $189,306,930)		$298,066,302
Other Assets & Liabilities, net - (9.1)%		(24,836,876)
Total Net Assets - 100.0%		$273,229,426

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 4.
[2]	Illiquid security.

[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 99.3%
Packaged Foods & Meats - 30.9%
Mondelez International, Inc. — Class A	162,000	$4,621,859
Kellogg Co.	66,620	4,279,003
Kraft Foods Group, Inc.	67,900	3,793,573
General Mills, Inc.	73,337	3,559,045
Hershey Co.	32,792	2,927,670
Mead Johnson Nutrition Co.	32,749	2,594,703
ConAgra Foods, Inc.	72,182	2,521,317
Campbell Soup Co.	54,117	2,423,900
Hormel Foods Corp.	54,386	2,098,212
Green Mountain Coffee Roasters, Inc.*	27,474	2,062,198
Tyson Foods, Inc. — Class A	74,615	1,916,113
BRF S.A. ADR	75,580	1,640,842
Unilever N.V. — Class Y	41,741	1,640,839
Flowers Foods, Inc.	61,493	1,355,910
Smithfield Foods, Inc.*	40,696	1,332,794
Hillshire Brands Co.	39,040	1,291,443
JM Smucker Co.	12,052	1,243,164
Dean Foods Co.*	123,281	1,235,276
Annie's, Inc.*	28,400	1,213,816
Dole Food Company, Inc.*	88,700	1,130,925
Post Holdings, Inc.*	24,900	1,087,134
Pinnacle Foods, Inc.	45,000	1,086,750
McCormick & Company, Inc.	15,186	1,068,487
WhiteWave Foods Co. — Class B*,1	67,342	1,023,598
Sanderson Farms, Inc.	12,000	797,040
Hain Celestial Group, Inc.*	3,700	240,389
TreeHouse Foods, Inc.*	1,472	96,475
Total Packaged Foods & Meats		50,282,475
Household Products - 13.5%
Procter & Gamble Co.	121,960	9,389,701
Kimberly-Clark Corp.	40,822	3,965,449
Colgate-Palmolive Co.	67,722	3,879,793
Clorox Co.	25,667	2,133,954
Energizer Holdings, Inc.	15,865	1,594,591
Church & Dwight Company, Inc.	16,006	987,730
Total Household Products		21,951,218
Soft Drinks - 13.2%
Coca-Cola Co.	192,400	7,717,163
PepsiCo, Inc.	78,301	6,404,239
Monster Beverage Corp.*	35,053	2,130,171
Fomento Economico Mexicano SAB de CV ADR	19,393	2,001,164
Coca-Cola Enterprises, Inc.	56,794	1,996,877
Dr Pepper Snapple Group, Inc.	23,425	1,075,910
Total Soft Drinks		21,325,524
Tobacco - 11.3%
Philip Morris International, Inc.	78,523	6,801,663
Altria Group, Inc.	154,100	5,391,959
Reynolds American, Inc.	50,908	2,462,420
Lorillard, Inc.	39,405	1,721,210
Vector Group Ltd.	72,900	1,182,438
Universal Corp.	12,600	728,910
Total Tobacco		18,288,600
Food Retail - 8.5%
Kroger Co.	81,053	2,799,570
Whole Foods Market, Inc.	54,214	2,790,937
Harris Teeter Supermarkets, Inc.	46,000	2,155,560
Fresh Market, Inc.*	43,000	2,137,960
Safeway, Inc.	65,945	1,560,259
Susser Holdings Corp.*	22,800	1,091,664
Fairway Group Holdings Corp.*	44,900	1,085,233
Casey's General Stores, Inc.	1,400	84,224
Total Food Retail		13,705,407
Personal Products - 5.4%
Estee Lauder Companies, Inc. — Class A	49,756	3,272,452
Avon Products, Inc.	93,402	1,964,244
Nu Skin Enterprises, Inc. — Class A	19,830	1,212,010
USANA Health Sciences, Inc.*	16,000	1,158,080
Herbalife Ltd.[1]	24,741	1,116,809
Total Personal Products		8,723,595
Brewers - 5.3%
Molson Coors Brewing Co. — Class B	63,017	3,015,994
Cia de Bebidas das Americas ADR	62,880	2,348,568
Anheuser-Busch InBev N.V. ADR	22,412	2,022,907
Boston Beer Company, Inc. — Class A*	6,700	1,143,288
Total Brewers		8,530,757
Distillers & Vintners - 5.2%
Beam, Inc.	50,870	3,210,406
Constellation Brands, Inc. — Class A*	38,644	2,014,125
Diageo plc ADR	13,800	1,586,310
Brown-Forman Corp. — Class B	23,356	1,577,698
Total Distillers & Vintners		8,388,539
Agricultural Products - 4.1%
Archer-Daniels-Midland Co.	89,603	3,038,438
Bunge Ltd.	28,596	2,023,739
Ingredion, Inc.	21,874	1,435,372
Darling International, Inc.*	3,620	67,549
Total Agricultural Products		6,565,098
Food Distributors - 1.9%
Sysco Corp.	84,805	2,896,939
United Natural Foods, Inc.*	2,670	144,153
Total Food Distributors		3,041,092
Total Common Stocks
(Cost $115,764,755)		160,802,305

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 1.2%
Repurchase Agreements
HSBC Securities, Inc. issued 06/28/13 at 0.11% due 07/01/13	$1,754,163	$1,754,163
RBS Securities, Inc. issued 06/28/13 at 0.10% due 07/01/13	205,171	205,171
Total Securities Lending Collateral
(Cost $1,959,334)		1,959,334
Total Investments - 100.5%
(Cost $117,724,089)		$162,761,639
Other Assets & Liabilities, net - (0.5)%		(794,628)
Total Net Assets - 100.0%		$161,967,011

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 4.
[2]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 99.6%
Semiconductors - 84.1%
Intel Corp.	46,344	$1,122,451
Texas Instruments, Inc.	18,257	636,621
Broadcom Corp. — Class A	13,278	448,265
Micron Technology, Inc.*	27,373	392,255
Analog Devices, Inc.	8,450	380,757
Taiwan Semiconductor Manufacturing Company Ltd. ADR	18,985	347,805
Altera Corp.	10,236	337,686
Xilinx, Inc.	8,401	332,764
Linear Technology Corp.	8,187	301,609
Maxim Integrated Products, Inc.	10,528	292,468
NVIDIA Corp.	20,110	282,143
Microchip Technology, Inc.	7,489	278,965
Cree, Inc.*	4,320	275,875
NXP Semiconductor N.V.*	7,028	217,727
Avago Technologies Ltd.	5,799	216,767
Marvell Technology Group Ltd.	18,453	216,085
Microsemi Corp.*	9,418	214,260
Skyworks Solutions, Inc.*	9,485	207,627
Cypress Semiconductor Corp.	18,359	196,992
ON Semiconductor Corp.*	24,275	196,142
Freescale Semiconductor Ltd.*	14,008	189,808
ARM Holdings plc ADR	5,180	187,412
Atmel Corp.*	24,657	181,229
SunPower Corp. *	8,475	175,433
Mellanox Technologies Ltd.*	3,358	166,221
Spreadtrum Communications, Inc. ADR	6,180	162,225
Semtech Corp.*	4,374	153,221
Cavium, Inc.*	3,921	138,686
Fairchild Semiconductor International, Inc. *	9,900	136,620
RF Micro Devices, Inc.*	23,200	124,120
International Rectifier Corp.*	5,920	123,965
Cirrus Logic, Inc.*	6,177	107,233
First Solar, Inc.*	1,864	83,377
LSI Corp.*	10,082	71,985
PMC - Sierra, Inc.*	10,890	69,152
Monolithic Power Systems, Inc.	2,720	65,579
Total Semiconductors		9,031,530
Semiconductor Equipment - 15.5%
Applied Materials, Inc.	28,991	432,256
KLA-Tencor Corp.	5,616	312,980
Lam Research Corp.*	6,206	275,174
ASML Holding N.V.	2,514	198,857
Teradyne, Inc.*	10,817	190,055
SunEdison, Inc.*	17,370	141,913
Veeco Instruments, Inc.*	3,322	117,665
Total Semiconductor Equipment		1,668,900
Total Common Stocks
(Cost $8,667,550)		10,700,430
Total Investments - 99.6%
(Cost $8,667,550)		$10,700,430
Other Assets & Liabilities, net - 0.4%		41,767
Total Net Assets - 100.0%		$10,742,197

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

ADR — American Depositary Receipt

plc — Public Limited Company

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 37.9%
Energy - 7.9%
Petroleo Brasileiro S.A. ADR — Class A	3,079	$45,139
CNOOC Ltd. ADR	232	38,856
PetroChina Company Ltd. ADR	305	33,755
Petroleo Brasileiro S.A. ADR	2,384	31,993
Sasol Ltd. ADR	733	31,746
China Petroleum & Chemical Corp. ADR	284	25,986
Ecopetrol S.A. ADR	357	15,015
Ultrapar Participacoes S.A. ADR	598	14,316
Total Energy		236,806
Telecommunication Services - 7.4%
China Mobile Ltd. ADR	1,512	78,276
America Movil SAB de CV ADR	2,403	52,265
Chunghwa Telecom Company Ltd. ADR	550	17,661
Telekomunikasi Indonesia Persero Tbk PT ADR	357	15,258
Mobile Telesystems OJSC ADR	732	13,864
SK Telecom Company Ltd. ADR	515	10,470
Telefonica Brasil S.A. ADR	420	9,584
China Telecom Corporation Ltd. ADR	201	9,548
Philippine Long Distance Telephone Co. ADR	121	8,211
China Unicom Hong Kong Ltd. ADR	614	8,068
Total Telecommunication Services		223,205
Financials - 6.6%
Itau Unibanco Holding S.A. ADR	3,630	46,899
Banco Bradesco S.A. ADR	3,042	39,576
China Life Insurance Company Ltd. ADR	717	25,009
Shinhan Financial Group Company Ltd. ADR	686	22,316
HDFC Bank Ltd. ADR	563	20,403
KB Financial Group, Inc. ADR	559	16,563
ICICI Bank Ltd. ADR	407	15,568
Grupo Financiero Santander Mexico SAB de CV ADR*	961	13,656
Total Financials		199,990
Information Technology - 5.9%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	5,324	97,536
Baidu, Inc. ADR*	391	36,961
Infosys Ltd. ADR	697	28,709
United Microelectronics Corp. ADR	3,522	8,206
LG Display Company Ltd. ADR	642	7,621
Total Information Technology		179,033
Materials - 4.2%
Vale S.A. Preffered ADR	3,050	37,087
POSCO ADR	479	31,173
Vale S.A. ADR	1,931	25,393
Cemex SAB de CV ADR*	1,632	17,267
AngloGold Ashanti Ltd. ADR	552	7,894
Gerdau S.A. ADR	1,293	7,383
Total Materials		126,197
Consumer Staples - 3.8%
Cia de Bebidas das Americas ADR	1,093	40,823
Fomento Economico Mexicano SAB de CV ADR	272	28,068
BRF S.A. ADR	965	20,950
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	206	9,364
Cia de Bebidas das Americas ADR	229	8,439
Cencosud S.A. ADR	514	7,659
Total Consumer Staples		115,303
Utilities - 1.1%
Korea Electric Power Corp. ADR	817	9,240
Enersis S.A. ADR	560	9,162
Cia Energetica de Minas Gerais ADR	784	7,032
Empresa Nacional de Electricidad S.A. ADR	158	6,979
Total Utilities		32,413
Industrials - 0.5%
Embraer S.A. ADR	225	8,300
Latam Airlines Group S.A. ADR	448	7,567
Total Industrials		15,867
Consumer Discretionary - 0.5%
Grupo Televisa SAB ADR	581	14,432
Total Common Stocks
(Cost $1,073,539)		1,143,246

	Face Amount
REPURCHASE AGREEMENTS††,1 - 7.4%
HSBC Group issued 06/28/13 at 0.07% due 07/01/13	$178,546	178,546
Mizuho Financial Group, Inc. issued 06/28/13 at 0.06% due 07/01/13	30,686	30,686
Deutsche Bank issued 06/28/13 at 0.06% due 07/01/13	12,457	12,457
Total Repurchase Agreements
(Cost $221,689)		221,689
Total Investments - 45.3%
(Cost $1,295,228)		$1,364,935
Other Assets & Liabilities, net - 54.7%		1,647,961
Total Net Assets - 100.0%		$3,012,896

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
September 2013 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $1,212,510)	26	$(33,917)

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Units	Unrealized Gain
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2013 Bank of New York Mellon Emerging Markets 50 ADR Index Swap, Terminating 07/29/13 [2] (Notional Value $6,087,673)	2,816	$422,218

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate.

ADR	— American Depositary Receipt

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 99.2%
Oil & Gas Exploration & Production - 35.4%
Anadarko Petroleum Corp.	12,941	$1,112,020
EOG Resources, Inc.	7,463	982,728
Apache Corp.	11,080	928,836
ConocoPhillips	14,849	898,365
Marathon Oil Corp.	23,447	810,797
Noble Energy, Inc.	12,776	767,071
Devon Energy Corp.	14,461	750,237
Pioneer Natural Resources Co.	5,125	741,844
Equities Corp.	9,310	738,935
Cobalt International Energy, Inc.*	27,030	718,187
Continental Resources, Inc.*	7,811	672,215
Cabot Oil & Gas Corp.	9,045	642,376
Chesapeake Energy Corp.	30,045	612,317
Southwestern Energy Co.*	16,265	594,160
Range Resources Corp.	7,456	576,498
Concho Resources, Inc.*	5,721	478,962
Encana Corp.	25,714	435,595
Canadian Natural Resources Ltd.	15,122	427,348
Denbury Resources, Inc.*	24,213	419,369
Cimarex Energy Co.	6,135	398,714
Talisman Energy, Inc.	34,198	390,883
Whiting Petroleum Corp.*	8,436	388,815
QEP Resources, Inc.	13,292	369,252
SM Energy Co.	5,478	328,570
WPX Energy, Inc.*	17,067	323,249
Energy XXI Bermuda Ltd.	14,255	316,176
Newfield Exploration Co.*	12,289	293,584
Ultra Petroleum Corp.*,1	14,472	286,835
Rosetta Resources, Inc.*	6,300	267,876
Kodiak Oil & Gas Corp.*	28,629	254,512
Magnum Hunter Resources Corp.*	48,500	177,025
EPL Oil & Gas, Inc.*	6,000	176,160
Laredo Petroleum Holdings, Inc.*	8,500	174,760
EXCO Resources, Inc.	22,800	174,192
Halcon Resources Corp.*,1	30,300	171,801
Sanchez Energy Corp.*	7,400	169,904
Bonanza Creek Energy, Inc.*	4,700	166,662
Kosmos Energy Ltd.*	16,100	163,576
Total Oil & Gas Exploration & Production		18,300,406
Integrated Oil & Gas - 21.0%
Exxon Mobil Corp.	30,861	2,788,291
Chevron Corp.	20,953	2,479,578
Occidental Petroleum Corp.	15,636	1,395,200
Hess Corp.	12,202	811,311
BP plc ADR	15,086	629,690
Petroleo Brasileiro S.A. ADR	46,482	623,788
Murphy Oil Corp.	9,188	559,457
Suncor Energy, Inc.	17,841	526,131
Royal Dutch Shell plc ADR	7,117	454,065
InterOil Corp.*,1	5,200	361,452
SandRidge Energy, Inc.*,1	52,731	251,000
Total Integrated Oil & Gas		10,879,963
Oil & Gas Equipment & Services - 16.6%
Schlumberger Ltd.	22,025	1,578,312
Halliburton Co.	24,593	1,026,020
National Oilwell Varco, Inc.	12,867	886,536
Baker Hughes, Inc.	16,247	749,474
Cameron International Corp.*	10,363	633,801
Weatherford International Ltd.*	36,295	497,242
Core Laboratories N.V.	2,527	383,245
Oil States International, Inc.*	4,090	378,898
Tenaris S.A. ADR	9,205	370,685
Dresser-Rand Group, Inc.*	5,800	347,884
Superior Energy Services, Inc.*	12,499	324,224
Lufkin Industries, Inc.	3,200	283,104
Tidewater, Inc.	4,900	279,153
McDermott International, Inc.*	27,400	224,132
SEACOR Holdings, Inc.	2,200	182,710
CARBO Ceramics, Inc.	2,500	168,575
Forum Energy Technologies, Inc.*	5,500	167,365
FMC Technologies, Inc.*	1,733	96,493
Total Oil & Gas Equipment & Services		8,577,853
Oil & Gas Storage & Transportation - 9.1%
Kinder Morgan, Inc.	32,707	1,247,773
Spectra Energy Corp.	23,090	795,681
Williams Companies, Inc.	24,312	789,411
Kinder Morgan Management LLC*	6,409	535,728
Cheniere Energy, Inc.*	15,711	436,137
Enbridge, Inc.	8,800	370,216
Scorpio Tankers, Inc.	19,800	177,804
Targa Resources Corp.	2,700	173,691
Ship Finance International Ltd.	11,100	164,724
Total Oil & Gas Storage & Transportation		4,691,165
Oil & Gas Drilling - 8.4%
Seadrill Ltd.	14,953	609,185
Noble Corp.	15,787	593,275
Ensco plc — Class A	10,122	588,291
Transocean Ltd.	11,475	550,226
Diamond Offshore Drilling, Inc.	7,500	515,925
Helmerich & Payne, Inc.	6,902	431,030
Nabors Industries Ltd.	27,400	419,494
Rowan Companies plc — Class A*	9,884	336,748
Patterson-UTI Energy, Inc.	14,434	279,370
Total Oil & Gas Drilling		4,323,544
Oil & Gas Refining & Marketing - 6.7%
Phillips 66	16,872	993,929
Marathon Petroleum Corp.	11,036	784,218
HollyFrontier Corp.	11,433	489,104
Tesoro Corp.	8,212	429,652
Western Refining, Inc.	8,940	250,946
Valero Energy Corp.	6,328	220,025
Delek US Holdings, Inc.	5,600	161,168
Alon USA Energy, Inc.	10,700	154,722
Total Oil & Gas Refining & Marketing		3,483,764
Coal & Consumable Fuels - 2.0%
CONSOL Energy, Inc.	14,446	391,486
Alpha Natural Resources, Inc.*	63,412	332,279
Peabody Energy Corp.	21,414	313,501
Total Coal & Consumable Fuels		1,037,266

Total Common Stocks
(Cost $26,480,882)		51,293,961

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 1.5%
Repurchase Agreements
HSBC Securities, Inc. issued 06/28/13 at 0.11% due 07/01/13	$693,080	$693,080
RBS Securities, Inc. issued 06/28/13 at 0.10% due 07/01/13	81,064	81,064
Total Securities Lending Collateral
(Cost $774,144)		774,144
Total Investments - 100.7%
(Cost $27,255,026)		$52,068,105
Other Assets & Liabilities, net - (0.7)%		(381,224)
Total Net Assets - 100.0%		$51,686,881

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 4.
[2]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 99.7%
Oil & Gas Equipment & Services - 69.7%
Schlumberger Ltd.	72,827	$5,218,782
Halliburton Co.	81,251	3,389,791
National Oilwell Varco, Inc.	42,650	2,938,585
Baker Hughes, Inc.	53,741	2,479,072
Cameron International Corp.*	34,221	2,092,956
FMC Technologies, Inc.*	28,957	1,612,326
Weatherford International Ltd.*	93,488	1,280,786
Oil States International, Inc.*	13,411	1,242,395
CARBO Ceramics, Inc.[1]	17,023	1,147,861
Dresser-Rand Group, Inc.*	19,051	1,142,679
Oceaneering International, Inc.	15,408	1,112,458
Superior Energy Services, Inc.*	40,894	1,060,790
Lufkin Industries, Inc.	10,405	920,530
Tidewater, Inc.	16,126	918,698
Bristow Group, Inc.	12,940	845,241
Core Laboratories N.V.	5,335	809,106
Tenaris S.A. ADR	19,881	800,608
Hornbeck Offshore Services, Inc.*	14,057	752,050
McDermott International, Inc.*	90,492	740,225
Dril-Quip, Inc.*	7,038	635,461
C&J Energy Services, Inc.*	29,432	570,098
Key Energy Services, Inc.*	86,261	513,253
SEACOR Holdings, Inc.	6,150	510,758
Forum Energy Technologies, Inc.*	15,860	482,620
Helix Energy Solutions Group, Inc.*	19,439	447,875
Basic Energy Services, Inc.*	31,189	377,075
Exterran Holdings, Inc.*	12,185	342,642
Total Oil & Gas Equipment & Services		34,384,721
Oil & Gas Drilling - 30.0%
Diamond Offshore Drilling, Inc.	24,676	1,697,463
Noble Corp.	43,803	1,646,118
Ensco plc — Class A	28,036	1,629,452
Seadrill Ltd.	37,768	1,538,668
Transocean Ltd.	30,947	1,483,909
Helmerich & Payne, Inc.	22,621	1,412,681
Rowan Companies plc — Class A*	32,364	1,102,641
Nabors Industries Ltd.	65,779	1,007,076
Atwood Oceanics, Inc.*	18,619	969,119
Patterson-UTI Energy, Inc.	47,735	923,911
Unit Corp.*	18,290	778,788
Hercules Offshore, Inc.*	87,408	615,352
Total Oil & Gas Drilling		14,805,178
Total Common Stocks
(Cost $25,849,058)		49,189,899

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 0.8%
Repurchase Agreements
HSBC Securities, Inc. issued 06/28/13 at 0.11% due 07/01/13	$332,375	332,375
RBS Securities, Inc. issued 06/28/13 at 0.10% due 07/01/13	38,875	38,875
Total Securities Lending Collateral
(Cost $371,250)		371,250
Total Investments - 100.5%
(Cost $26,220,308)		$49,561,149
Other Assets & Liabilities, net - (0.5)%		(234,146)
Total Net Assets - 100.0%		$49,327,003

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 4.
[2]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 62.4%
Health Care - 18.0%
Sanofi ADR	5,846	$301,127
Novartis AG ADR	1,386	98,004
Roche Holding AG ADR	1,448	89,581
GlaxoSmithKline plc ADR	1,284	64,161
Bayer AG ADR	439	46,828
AstraZeneca plc ADR	633	29,941
Total Health Care		629,642
Financials - 11.2%
HSBC Holdings plc ADR	2,055	106,654
Allianz SE ADR	2,667	38,965
Banco Santander S.A. ADR	5,803	37,545
BNP Paribas S.A. ADR	1,251	34,428
UBS AG	1,927	32,663
Barclays plc ADR	1,714	29,344
Banco Bilbao Vizcaya Argentaria S.A. ADR	3,047	25,625
Deutsche Bank AG	576	24,163
Credit Suisse Group AG ADR	876	23,179
Zurich Insurance Group AG ADR	732	19,061
ING Groep N.V. ADR*	2,037	18,516
Total Financials		390,143
Consumer Staples - 10.1%
Nestle S.A. ADR	1,604	105,511
British American Tobacco plc ADR	500	51,470
Diageo plc ADR	329	37,819
Anheuser-Busch InBev N.V. ADR	404	36,465
Unilever N.V. — Class Y	835	32,824
Unilever plc ADR	674	27,263
Reckitt Benckiser Group plc ADR	1,758	24,786
Tesco plc ADR	1,382	21,076
Imperial Tobacco Group plc ADR	236	16,447
Total Consumer Staples		353,661
Energy - 7.2%
BP plc ADR	1,729	72,168
Royal Dutch Shell plc ADR	966	61,631
Total S.A. ADR	1,179	57,417
BG Group plc ADR	1,777	30,138
Eni SpA ADR	691	28,359
Total Energy		249,713
Materials - 4.4%
BHP Billiton Ltd. ADR	839	48,376
BASF SE ADR	485	43,403
Rio Tinto plc ADR	996	40,916
Air Liquide S.A. ADR	825	20,419
Total Materials		153,114
Telecommunication Services - 3.3%
Vodafone Group plc ADR	2,536	72,884
Telefonica S.A. ADR	2,051	26,274
Deutsche Telekom AG ADR	1,417	16,522
Total Telecommunication Services		115,680
Utilities - 2.5%
National Grid plc ADR	1,231	69,761
E.ON SE ADR	958	15,788
Total Utilities		85,549
Industrials - 2.4%
Siemens AG ADR	426	43,159
ABB Ltd. ADR	1,205	26,100
Schneider Electric S.A. ADR	964	13,920
Total Industrials		83,179
Consumer Discretionary - 1.7%
Daimler AG ADR	575	34,744
Cie Financiere Richemont S.A. ADR	2,930	25,901
Total Consumer Discretionary		60,645
Information Technology - 1.6%
SAP AG ADR	495	36,050
Telefonaktiebolaget LM Ericsson — Class B ADR	1,602	18,071
Total Information Technology		54,121
Total Common Stocks
(Cost $1,955,169)		2,175,447

	Face Amount
REPURCHASE AGREEMENTS††,1 - 32.6%
HSBC Group issued 06/28/13 at 0.07% due 07/01/13	$916,610	916,610
Mizuho Financial Group, Inc. issued 06/28/13 at 0.06% due 07/01/13	157,537	157,537
Deutsche Bank issued 06/28/13 at 0.06% due 07/01/13	63,950	63,950
Total Repurchase Agreements
(Cost $1,138,097)		1,138,097
Total Investments - 95.0%
(Cost $3,093,266)		$3,313,544
Other Assets & Liabilities, net - 5.0%		173,164
Total Net Assets - 100.0%		$3,486,708

	Contracts	Unrealized Loss
CURRENCY FUTURES CONTRACTS PURCHASED†
September 2013 Euro FX Currency Futures Contracts (Aggregate Value of Contracts $2,115,913)	13	$(28,821)
EQUITY FUTURES CONTRACTS PURCHASED
September 2013 STOXX 50 Index Futures Contracts†† (Aggregate Value of Contracts $2,158,464)	64	$(35,594)

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.

ADR —	American Depositary Receipt
plc —	Public Limited Company

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 87.4%
HSBC Group issued 06/28/13 at 0.07% due 07/01/13	$7,358,304	$7,358,304
Mizuho Financial Group, Inc. issued 06/28/13 at 0.06% due 07/01/13	1,264,662	1,264,662
Deutsche Bank issued 06/28/13 at 0.06% due 07/01/13	513,370	513,370
Total Repurchase Agreements
(Cost $9,136,336)		9,136,336
SECURITIES LENDING COLLATERAL††,2 - 7.0%
Repurchase Agreements
HSBC Securities, Inc. issued 06/28/13 at 0.11% due 07/01/13	652,931	652,931
RBS Securities, Inc. issued 06/28/13 at 0.10% due 07/01/13	76,369	76,369
Total Securities Lending Collateral
(Cost $729,300)		729,300
Total Investments - 94.4%
(Cost $9,865,636)		$9,865,636
Other Assets & Liabilities, net - 5.6%		582,410
Total Net Assets - 100.0%		$10,448,046

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
September 2013 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $1,453,950)	15	$(25,076)

INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2013 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $2,904,000)	24	$(38,473)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse International July 2013 Credit Suisse Illiquidity Premium Liquid Index Swap Terminating 07/24/13 (Notional Value $2,109,411)[4]	1,872	$6,465
Credit Suisse International July 2013 Credit Suisse Merger Arbitrage Liquid Index Swap Terminating 07/31/13 (Notional Value $1,988,335)[5]	1,748	(278)
Credit Suisse International July 2013 Leveraged Equity Index (Custom Credit Suisse Index) Swap Terminating 07/31/13 (Notional Value $1,363,820)[6]	680	(3,453)
(Total Notional Value $5,461,566)		$2,734

CREDIT DEFAULT SWAP AGREEMENT PROTECTION SOLD††,3
Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Payments Paid	Unrealized Depreciation
Markit CDX North America High Yield Index	Credit Suisse International	5.00%	06/20/18	$3,600,000	$(3,705,750)	$105,750	$(736)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	Securities lending collateral — See Note 4.
[3]	Credit Default Swaps — See Note 5.
[4]	Total Return based on Credit Suisse Illiquidity Premium Liquid Index +/- financing at a variable rate.
[5]	Total Return based on Credit Suisse Merger Arbitrage Liquid Index +/- financing at a variable rate.
[6]	Total Return based on Leveraged Equity Index (Custom Credit Suisse Index) +/- financing at a variable rate.

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 99.7%
Asset Management & Custody Banks - 9.8%
BlackRock, Inc.	1,741	$447,175
Bank of New York Mellon Corp.	12,789	358,731
Franklin Resources, Inc.	2,585	351,612
State Street Corp.	5,308	346,135
T. Rowe Price Group, Inc.	3,843	281,115
Northern Trust Corp.	4,803	278,094
Ameriprise Financial, Inc.	3,272	264,639
Invesco Ltd.	7,557	240,313
Affiliated Managers Group, Inc.*	1,170	191,810
Ares Capital Corp.	8,200	141,040
Legg Mason, Inc.	4,210	130,552
American Capital Ltd.*	10,290	130,374
WisdomTree Investments, Inc.*	4,070	47,090
Janus Capital Group, Inc.	5,280	44,933
Main Street Capital Corp.	1,600	44,304
Prospect Capital Corp.	4,100	44,280
Golub Capital BDC, Inc.	2,450	42,875
Artisan Partners Asset Management, Inc.	700	34,937
Total Asset Management & Custody Banks		3,420,009
Diversified Banks - 9.4%
Wells Fargo & Co.	23,235	958,908
U.S. Bancorp	14,615	528,332
Itau Unibanco Holding S.A. ADR	22,042	284,783
Banco Bradesco S.A. ADR	19,138	248,985
ICICI Bank Ltd. ADR	6,159	235,582
Credicorp Ltd.	1,820	232,887
Toronto-Dominion Bank	2,860	229,858
HSBC Holdings plc ADR	4,391	227,893
Barclays plc ADR	12,460	213,315
Comerica, Inc.	4,488	178,757
Total Diversified Banks		3,339,300
Specialized REITs - 9.3%
American Tower Corp.	4,970	363,654
Public Storage	2,288	350,819
HCP, Inc.	6,915	314,218
Ventas, Inc.	4,514	313,542
Health Care REIT, Inc.	4,479	300,227
Weyerhaeuser Co.	9,298	264,900
Host Hotels & Resorts, Inc.	14,168	239,014
Plum Creek Timber Company, Inc.	3,965	185,047
Rayonier, Inc.	3,144	174,146
Senior Housing Properties Trust	5,770	149,616
Extra Space Storage, Inc.	3,420	143,401
Omega Healthcare Investors, Inc.	4,180	129,664
Corrections Corporation of America	3,581	121,289
Ryman Hospitality Properties	1,210	47,202
DiamondRock Hospitality Co.	4,870	45,388
Hersha Hospitality Trust	7,880	44,443
Healthcare Trust of America, Inc. — Class A	3,950	44,359
Aviv REIT, Inc.	1,740	44,005
Total Specialized REITs		3,274,934
Property & Casualty Insurance - 8.4%
Berkshire Hathaway, Inc. — Class B*	9,589	1,073,200
Allstate Corp.	6,426	309,219
ACE Ltd.	3,452	308,885
Axis Capital Holdings Ltd.	5,960	272,849
Progressive Corp.	10,018	254,658
XL Group plc	8,279	251,019
Cincinnati Financial Corp.	4,827	221,559
Fidelity National Financial, Inc. — Class A	6,640	158,098
Tower Group International Ltd.	2,110	43,276
Ambac Financial Group, Inc.*	1,760	41,941
Markel Corp.*	70	36,887
Travelers Companies, Inc.	193	15,425
Total Property & Casualty Insurance		2,987,016
Regional Banks - 7.8%
PNC Financial Services Group, Inc.	5,484	399,894
BB&T Corp.	9,271	314,102
SunTrust Banks, Inc.	8,434	266,261
Fifth Third Bancorp	14,274	257,646
M&T Bank Corp.	2,219	247,973
Regions Financial Corp.	24,961	237,878
KeyCorp	18,965	209,374
CIT Group, Inc.*	4,159	193,934
Huntington Bancshares, Inc.	21,297	167,820
Zions Bancorporation	5,160	149,021
FNB Corp.	3,790	45,783
Hancock Holding Co.	1,500	45,105
Webster Financial Corp.	1,750	44,940
First Republic Bank	1,140	43,867
BankUnited, Inc.	1,680	43,697
Prosperity Bancshares, Inc.	770	39,878
Bank of the Ozarks, Inc.	890	38,564
Total Regional Banks		2,745,737
Retail REITs - 7.1%
Simon Property Group, Inc.	2,969	468,864
General Growth Properties, Inc.	16,754	332,902
Kimco Realty Corp.	9,259	198,420
Macerich Co.	3,202	195,226
Realty Income Corp.	4,554	190,904
Taubman Centers, Inc.	2,510	188,627
Federal Realty Investment Trust	1,728	179,159
CBL & Associates Properties, Inc.	7,690	164,720
DDR Corp.	9,740	162,171
Regency Centers Corp.	2,910	147,857
National Retail Properties, Inc.	3,925	135,020
Inland Real Estate Corp.	4,440	45,377
Equity One, Inc.	2,000	45,260
Retail Properties of America, Inc. — Class A	2,930	41,840
Total Retail REITs		2,496,347
Other Diversified Financial Services - 7.0%
JPMorgan Chase & Co.	17,263	911,314
Citigroup, Inc.	16,233	778,697
Bank of America Corp.	58,809	756,284
ING US, Inc.*	1,590	43,025
Total Other Diversified Financial Services		2,489,320
Investment Banking & Brokerage - 5.7%
Goldman Sachs Group, Inc.	3,616	546,919

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Investment Banking & Brokerage - 5.7% (continued)
Morgan Stanley	18,100	$442,183
Charles Schwab Corp.	15,800	335,434
TD Ameritrade Holding Corp.	9,719	236,075
Raymond James Financial, Inc.	3,670	157,737
E*TRADE Financial Corp.*	9,660	122,296
BGC Partners, Inc. — Class A	7,500	44,175
Evercore Partners, Inc. — Class A	1,120	43,994
Stifel Financial Corp.*	1,220	43,517
LPL Financial Holdings, Inc.	1,150	43,424
Total Investment Banking & Brokerage		2,015,754
Life & Health Insurance - 5.3%
MetLife, Inc.	9,861	451,240
Prudential Financial, Inc.	5,120	373,914
Aflac, Inc.	5,778	335,817
Principal Financial Group, Inc.	5,745	215,150
Lincoln National Corp.	5,495	200,403
Unum Group	6,043	177,483
Symetra Financial Corp.	2,780	44,452
CNO Financial Group, Inc.	3,370	43,675
Primerica, Inc.	1,150	43,056
Total Life & Health Insurance		1,885,190
Residential REITs - 4.6%
Equity Residential	6,219	361,075
AvalonBay Communities, Inc.	2,404	324,324
UDR, Inc.	6,758	172,261
Camden Property Trust	2,378	164,415
Essex Property Trust, Inc.	939	149,226
Apartment Investment & Management Co. — Class A	4,720	141,789
American Campus Communities, Inc.	3,430	139,464
BRE Properties, Inc.	2,660	133,053
American Residential Properties, Inc.*	2,390	41,108
Total Residential REITs		1,626,715
Consumer Finance - 3.7%
Capital One Financial Corp.	6,194	389,045
Discover Financial Services	6,539	311,518
American Express Co.	3,200	239,232
SLM Corp.	9,022	206,243
Green Dot Corp. — Class A*	2,300	45,885
Netspend Holdings, Inc.*	2,690	42,959
Encore Capital Group, Inc.*	1,250	41,388
EZCORP, Inc. — Class A*	2,330	39,330
Total Consumer Finance		1,315,600
Office REITs - 3.1%
Boston Properties, Inc.	2,588	272,956
Digital Realty Trust, Inc.	3,173	193,553
SL Green Realty Corp.	2,194	193,489
Alexandria Real Estate Equities, Inc.	2,200	144,584
BioMed Realty Trust, Inc.	6,460	130,686
Highwoods Properties, Inc.	3,260	116,089
Parkway Properties, Inc.	2,650	44,414
Total Office REITs		1,095,771
Multi-Line Insurance - 2.3%
Loews Corp.	6,080	269,953
Hartford Financial Services Group, Inc.	7,871	243,371
Genworth Financial, Inc. — Class A*	13,610	155,290
Assurant, Inc.	2,510	127,784
Total Multi-Line Insurance		796,398
Diversified REITs - 2.1%
Vornado Realty Trust	3,262	270,258
Duke Realty Corp.	9,711	151,394
Liberty Property Trust	3,820	141,187
American Realty Capital Properties, Inc.	3,000	45,780
Lexington Realty Trust	3,760	43,917
Spirit Realty Capital, Inc.	2,320	41,110
WP Carey, Inc.	600	39,702
Total Diversified REITs		733,348
Thrifts & Mortgage Finance - 2.0%
New York Community Bancorp, Inc.	11,440	160,161
Ocwen Financial Corp.*	3,700	152,514
People's United Financial, Inc.	9,555	142,370
Radian Group, Inc.	7,860	91,333
Flagstar Bancorp, Inc.*	3,290	45,928
EverBank Financial Corp.	2,700	44,712
Capitol Federal Financial, Inc.	3,610	43,825
Home Loan Servicing Solutions Ltd.	1,820	43,625
Total Thrifts & Mortgage Finance		724,468
Reinsurance - 2.0%
PartnerRe Ltd.	2,620	237,268
Everest Re Group Ltd.	1,848	237,024
RenaissanceRe Holdings Ltd.	2,660	230,861
Total Reinsurance		705,153
Mortgage REITs - 1.8%
Annaly Capital Management, Inc.	17,940	225,505
American Capital Agency Corp.	8,594	197,576
Starwood Property Trust, Inc.	5,540	137,115
New Residential Investment Corp.	6,640	44,754
Apollo Commercial Real Estate Finance, Inc.	2,710	43,035
Total Mortgage REITs		647,985
Insurance Brokers - 1.8%
Marsh & McLennan Companies, Inc.	7,687	306,864
Aon plc	4,413	283,977
Arthur J Gallagher & Co.	910	39,758
Total Insurance Brokers		630,599
Specialized Finance - 1.8%
Moody's Corp.	4,019	244,878
IntercontinentalExchange, Inc.*	1,323	235,176
NASDAQ OMX Group, Inc.	4,530	148,539
Total Specialized Finance		628,593
Multi-line Insurance - 1.6%
American International Group, Inc.*	12,670	566,349
Industrial REITs - 1.1%
Prologis, Inc.	7,806	294,442
DCT Industrial Trust, Inc.	6,120	43,758
STAG Industrial, Inc.	2,140	42,693
Total Industrial REITs		380,893

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Diversified Capital Markets - 0.6%
Deutsche Bank AG	5,426	$227,621
Real Estate Services - 0.6%
Realogy Holdings Corp.*	4,550	218,582
Multi-Sector Holdings - 0.6%
Leucadia National Corp.	7,941	208,213
Real Estate Operating Companies - 0.1%
Forest City Enterprises, Inc. — Class A*	2,420	43,342
Real Estate Development - 0.1%
Howard Hughes Corp.*	380	42,594
Total Common Stocks
(Cost $28,670,295)		35,245,831
Total Investments - 99.7%
(Cost $28,670,295)		$35,245,831
Other Assets & Liabilities, net - 0.3%		107,916
Total Net Assets - 100.0%		$35,353,747

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
U.S. GOVERNMENT SECURITIES† - 38.5%
U.S. Treasury Bond
2.88% due 05/15/43	$140,481,000	$124,523,236
Total U.S. Government Securities
(Cost $124,185,015)		124,523,236
Total Investments - 38.5%
(Cost $124,185,015)		$124,523,236
Other Assets & Liabilities, net - 61.5%		199,245,477
Total Net Assets - 100.0%		$323,768,713

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2013 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $309,831,844)	2,101	$339,086

†	Value determined based on Level 1 inputs — See Note 2.

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 99.5%
Pharmaceuticals - 31.5%
Johnson & Johnson	60,306	$5,177,874
Pfizer, Inc.	161,274	4,517,286
Merck & Company, Inc.	83,320	3,870,214
Bristol-Myers Squibb Co.	62,856	2,809,035
AbbVie, Inc.	64,545	2,668,290
Valeant Pharmaceuticals International, Inc.*	19,466	1,675,633
Eli Lilly & Co.	33,862	1,663,301
Warner Chilcott plc — Class A	78,250	1,555,610
Allergan, Inc.	18,268	1,538,896
Actavis, Inc.*	10,887	1,374,157
Zoetis, Inc.	41,800	1,291,202
Teva Pharmaceutical Industries Ltd. ADR	32,667	1,280,546
Mylan, Inc.*	36,676	1,138,056
Perrigo Co.	9,040	1,093,840
Forest Laboratories, Inc.*	26,517	1,087,197
GlaxoSmithKline plc ADR	21,504	1,074,555
Novartis AG ADR	14,479	1,023,810
AstraZeneca plc ADR	20,288	959,622
Hospira, Inc.*	22,873	876,265
Endo Health Solutions, Inc.*	17,910	658,909
Questcor Pharmaceuticals, Inc.	11,380	517,335
Pacira Pharmaceuticals, Inc.*	15,900	461,100
Total Pharmaceuticals		38,312,733
Biotechnology - 21.0%
Gilead Sciences, Inc.*	57,430	2,940,991
Biogen Idec, Inc.*	11,306	2,433,051
Celgene Corp.*	19,845	2,320,079
Amgen, Inc.	20,508	2,023,319
Regeneron Pharmaceuticals, Inc.*	6,921	1,556,394
Alexion Pharmaceuticals, Inc.*	15,319	1,413,025
Vertex Pharmaceuticals, Inc.*	17,601	1,405,792
BioMarin Pharmaceutical, Inc.*	24,800	1,383,592
Elan Corp. plc ADR*	72,900	1,030,806
Alkermes plc*	35,500	1,018,140
Onyx Pharmaceuticals, Inc.*	9,800	850,836
Pharmacyclics, Inc.*	10,000	794,700
Medivation, Inc.*	13,400	659,280
Ariad Pharmaceuticals, Inc.*	34,739	607,585
United Therapeutics Corp.*	9,200	605,544
Alnylam Pharmaceuticals, Inc.*	16,100	499,261
NPS Pharmaceuticals, Inc.*	32,200	486,220
Achillion Pharmaceuticals, Inc.*	57,900	473,622
TESARO, Inc.*	14,300	468,182
ACADIA Pharmaceuticals, Inc.*	25,700	466,455
Opko Health, Inc.*,1	65,500	465,050
Quintiles Transnational Holdings, Inc.*	10,600	451,136
Orexigen Therapeutics, Inc.*	76,100	445,185
Sarepta Therapeutics, Inc.*	11,600	441,380
Ironwood Pharmaceuticals, Inc.	40,400	401,980
Total Biotechnology		25,641,605
Health Care Equipment - 16.7%
Medtronic, Inc.	46,212	2,378,531
Stryker Corp.	32,153	2,079,655
Baxter International, Inc.	29,197	2,022,476
Abbott Laboratories	46,645	1,626,978
Covidien plc	25,020	1,572,257
Intuitive Surgical, Inc.*	2,861	1,449,325
St. Jude Medical, Inc.	26,163	1,193,818
Boston Scientific Corp.*	127,115	1,178,356
Zimmer Holdings, Inc.	15,608	1,169,664
CareFusion Corp.*	25,634	944,613
Edwards Lifesciences Corp.*	13,620	915,264
ResMed, Inc.[1]	17,789	802,818
Hologic, Inc.*	39,140	755,402
Becton Dickinson and Co.	6,396	632,117
Globus Medical, Inc. — Class A*	30,000	505,800
Thoratec Corp.*	14,600	457,126
ABIOMED, Inc.*	21,200	457,072
CR Bard, Inc.	1,579	171,606
Varian Medical Systems, Inc.*	1,325	89,371
Total Health Care Equipment		20,402,249
Managed Health Care - 7.8%
UnitedHealth Group, Inc.	40,774	2,669,881
WellPoint, Inc.	20,106	1,645,475
Aetna, Inc.	25,427	1,615,632
Cigna Corp.	20,443	1,481,913
Humana, Inc.	13,842	1,167,988
WellCare Health Plans, Inc.*	9,220	512,171
Centene Corp.*	9,000	472,140
Total Managed Health Care		9,565,200
Life Sciences Tools & Services - 5.4%
Thermo Fisher Scientific, Inc.	22,692	1,920,423
Agilent Technologies, Inc.	29,614	1,266,295
Life Technologies Corp.*	15,552	1,151,004
Illumina, Inc.*,1	13,714	1,026,356
PerkinElmer, Inc.	19,100	620,750
Bruker Corp.*	28,700	463,505
Waters Corp.*	1,578	157,879
Mettler-Toledo International, Inc.*	100	20,120
Total Life Sciences Tools & Services		6,626,332
Health Care Facilities - 5.1%
HCA Holdings, Inc.	47,827	1,724,641
Universal Health Services, Inc. — Class B	12,662	847,848
Tenet Healthcare Corp.*	16,400	756,040
Community Health Systems, Inc.	15,100	707,888
Health Management Associates, Inc. — Class A*	43,300	680,676
Brookdale Senior Living, Inc. *	22,800	602,832
Emeritus Corp.*	19,800	458,964
Acadia Healthcare Company, Inc.*	13,400	443,138
Total Health Care Facilities		6,222,027
Health Care Services - 5.0%
Express Scripts Holding Co.*	37,596	2,319,297
Catamaran Corp.*	21,190	1,032,377
Quest Diagnostics, Inc.	16,644	1,009,126
Omnicare, Inc.	15,279	728,961
Team Health Holdings, Inc.*	11,100	455,877

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Health Care Services - 5.0% (continued)
DaVita HealthCare Partners, Inc.*	3,229	$390,063
Laboratory Corporation of America Holdings*	1,936	193,794
Total Health Care Services		6,129,495
Health Care Distributors - 3.3%
Cardinal Health, Inc.	37,452	1,767,734
AmerisourceBergen Corp.	21,260	1,186,946
McKesson Corp.	7,574	867,223
Henry Schein, Inc.*	1,507	144,295
Total Health Care Distributors		3,966,198
Health Care Technology - 2.0%
Cerner Corp.*	13,948	1,340,263
athenahealth, Inc.*	6,600	559,152
Medidata Solutions, Inc.*	6,500	503,425
Total Health Care Technology		2,402,840
Health Care Supplies - 1.7%
DENTSPLY International, Inc.	19,363	793,108
Cooper Companies, Inc.	6,600	785,730
Endologix, Inc.*	34,500	458,160
Total Health Care Supplies		2,036,998
Total Common Stocks
(Cost $87,822,074)		121,305,677

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 1.2%
Repurchase Agreements
HSBC Securities, Inc. issued 06/28/13 at 0.11% due 07/01/13	$1,290,307	1,290,307
RBS Securities, Inc. issued 06/28/13 at 0.10% due 07/01/13	150,918	150,918
Total Securities Lending Collateral
(Cost $1,441,225)		1,441,225
Total Investments - 100.7%
(Cost $89,263,299)		$122,746,902
Other Assets & Liabilities, net - (0.7)%		(813,183)
Total Net Assets - 100.0%		$121,933,719

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 4.
[2]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
EXCHANGE TRADED FUNDS† - 2.8%
iShares iBoxx $ High Yield Corporate Bond ETF	18,098	$1,644,384
Total Exchange Traded Funds
(Cost $1,589,672)		1,644,384

	Face Amount
REPURCHASE AGREEMENTS††,1 - 77.6%
HSBC Group issued 06/28/13 at 0.07% due 07/01/13	$36,267,211	36,267,211
Mizuho Financial Group, Inc. issued 06/28/13 at 0.06% due 07/01/13	6,233,200	6,233,200
Deutsche Bank issued 06/28/13 at 0.06% due 07/01/13	2,530,271	2,530,271
Total Repurchase Agreements
(Cost $45,030,682)		45,030,682
Total Investments - 80.4%
(Cost $46,620,354)		$46,675,066
Other Assets & Liabilities, net - 19.6%		11,350,505
Total Net Assets - 100.0%		$58,025,571

	Contracts	Unrealized Loss
INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2013 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $45,859,000)	379	$(85,583)

CREDIT DEFAULT SWAP AGREEMENTS PROTECTION SOLD††,2
Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index	Credit Suisse International	5.00%	06/20/18	$1,800,000	$(1,852,875)	$51,314	$1,561
Markit CDX North America High Yield Index	Goldman Sachs International	5.00%	06/20/18	4,800,000	(4,941,000)	138,263	2,737
Markit CDX North America High Yield Index	Barclays Bank plc (ICE)	5.00%	06/20/18	46,900,000	(48,277,688)	1,457,657	(79,969)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	Credit Default Swaps — See Note 5.

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 99.2%
Internet Software & Services - 48.1%
Google, Inc. — Class A*	662	$582,804
eBay, Inc.*	5,980	309,285
Facebook, Inc. — Class A*	11,837	294,267
LinkedIn Corp. — Class A*	984	175,447
Baidu, Inc. ADR*	1,539	145,482
Yahoo!, Inc.*	4,573	114,828
Equinix, Inc.*	599	110,647
Akamai Technologies, Inc.*	2,302	97,950
SINA Corp.*	1,655	92,233
Rackspace Hosting, Inc.*	2,172	82,297
Yandex N.V. — Class A*	2,887	79,768
Yelp, Inc. — Class A*	2,269	78,893
Youku Tudou, Inc. ADR*	3,853	73,939
Qihoo 360 Technology Company Ltd. ADR*	1,599	73,826
NetEase, Inc. ADR	1,159	73,214
MercadoLibre, Inc.	678	73,061
IAC/InterActiveCorp	1,520	72,291
j2 Global, Inc.[1]	1,694	72,012
Zillow, Inc. — Class A*	1,270	71,501
Cornerstone OnDemand, Inc.*	1,650	71,429
Sohu.com, Inc.*	1,143	70,432
Pandora Media, Inc.*	3,730	68,632
Angie's List, Inc.*	2,410	63,986
AOL, Inc.	1,627	59,353
Trulia, Inc.*	1,840	57,206
ValueClick, Inc.*	1,945	48,003
WebMD Health Corp. — Class A*	1,590	46,698
OpenTable, Inc.*	662	42,335
Liquidity Services, Inc.*,1	1,079	37,409
Monster Worldwide, Inc.*	5,383	26,431
VeriSign, Inc.*	494	22,062
Millennial Media, Inc.*	2,530	22,036
ExactTarget, Inc.*	630	21,244
LogMeIn, Inc.*	850	20,791
Total Internet Software & Services		3,351,792
Internet Retail - 19.8%
Amazon.com, Inc.*	1,411	391,820
Priceline.com, Inc.*	281	232,424
TripAdvisor, Inc.*	2,039	124,114
Expedia, Inc.	1,987	119,518
Netflix, Inc.*	556	117,366
Groupon, Inc. — Class A*	13,066	111,061
HomeAway, Inc.*	2,530	81,820
Ctrip.com International Ltd. ADR*	2,357	76,909
Vipshop Holdings Ltd. ADR	2,470	72,025
Shutterfly, Inc.*	952	53,112
Total Internet Retail		1,380,169
Communications Equipment - 15.4%
Cisco Systems, Inc.	16,148	392,558
QUALCOMM, Inc.	5,833	356,280
Juniper Networks, Inc.*	5,562	107,402
Research In Motion Ltd.*,1	8,983	94,052
F5 Networks, Inc.*	1,150	79,120
Ciena Corp.*	2,467	47,909
Total Communications Equipment		1,077,321
Systems Software - 6.0%
Symantec Corp.*	6,047	135,875
Red Hat, Inc.*	2,201	105,252
Check Point Software Technologies Ltd.*	1,839	91,362
BMC Software, Inc.*	1,961	88,520
Total Systems Software		421,009
Movies & Entertainment - 3.7%
Time Warner, Inc.	4,452	257,415
Application Software - 3.1%
Intuit, Inc.	2,464	150,378
TIBCO Software, Inc.*	3,077	65,848
Total Application Software		216,226
Semiconductors - 2.2%
Broadcom Corp. — Class A	4,542	153,338
Investment Banking & Brokerage - 0.9%
E*TRADE Financial Corp.*	5,219	66,073
Total Common Stocks
(Cost $3,695,291)		6,923,343

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 2.0%
Repurchase Agreements
HSBC Securities, Inc. issued 06/28/13 at 0.11% due 07/01/13	$123,527	123,527
RBS Securities, Inc. issued 06/28/13 at 0.10% due 07/01/13	14,448	14,448
Total Securities Lending Collateral
(Cost $137,975)		137,975
Total Investments - 101.2%
(Cost $3,833,266)		$7,061,318
Other Assets & Liabilities, net - (1.2)%		(81,421)
Total Net Assets - 100.0%		$6,979,897

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 4.
[2]	Securities lending collateral — See Note 4.

ADR —	American Depositary Receipt

Inverse Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 74.7%
HSBC Group issued 06/28/13 at 0.07% due 07/01/13	$1,331,549	$1,331,549
Mizuho Financial Group, Inc. issued 06/28/13 at 0.06% due 07/01/13	228,852	228,852
Deutsche Bank issued 06/28/13 at 0.06% due 07/01/13	92,899	92,899
Total Repurchase Agreements
(Cost $1,653,300)		1,653,300
Total Investments - 74.7%
(Cost $1,653,300)		$1,653,300
Other Assets & Liabilities, net - 25.3%		560,253
Total Net Assets - 100.0%		$2,213,553

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2013 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $1,212,510)	26	$(33,917)

Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International July 2013 Bank of New York Mellon Emerging Markets 50 ADR Index Swap, Terminating 07/29/13 [2] (Notional Value $3,206,406)	1,483	$(330,665)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 135.5%
Federal Home Loan Bank[1]
0.01% due 07/10/13	$100,000,000	$99,999,750
0.02% due 07/18/13	100,000,000	99,999,056
0.01% due 07/22/13	40,000,000	39,999,767
0.15% due 03/26/14	28,600,000	28,574,460
Total Federal Home Loan Bank		268,573,033
Fannie Mae[2]
0.03% due 08/09/13	100,000,000	99,996,750
0.01% due 07/23/13	50,000,000	49,999,694
0.12% due 02/18/14	10,000,000	9,992,920
Total Fannie Mae		159,989,364
Freddie Mac[2]
0.09% due 08/27/13	15,000,000	14,999,280
0.12% due 10/16/13	15,000,000	14,997,765
Total Freddie Mac		29,997,045
Federal Farm Credit Bank[1]
0.01% due 07/05/13	25,000,000	24,999,972
Farmer Mac[1]
0.16% due 02/25/14	10,000,000	9,992,700
Total Federal Agency Discount Notes
(Cost $493,536,288)		493,552,114
REPURCHASE AGREEMENTS†† - 117.9%
Individual Repurchase Agreement[3]
Barclays Capital issued 06/30/13 at 0.05% due 07/01/13 (secured by a U.S. Treasury Bond, at a rate of 2.87% and maturing 05/15/43 as collateral, with a value of $295,197,655) to be repurchased at $294,168,797	294,005,461	294,005,461
Joint Repurchase Agreements[4]
HSBC Group issued 06/28/13 at 0.07% due 07/01/13	109,175,420	109,175,420
Mizuho Financial Group, Inc. issued 06/28/13 at 0.06% due 07/01/13	18,763,841	18,763,841
Deutsche Bank issued 06/28/13 at 0.06% due 07/01/13	7,616,890	7,616,890
Total Repurchase Agreements
(Cost $429,561,612)		429,561,612
Total Long Investments - 253.4%
(Cost $923,097,900)		$923,113,726
U.S. Government Securities Sold Short† - (68.1)%
U.S. Treasury Bond
2.88% due 05/15/43	279,841,000	(248,052,811)
Total U.S. Government Securities Sold Short
(Proceeds $262,867,830)		(248,052,811)
Other Assets & Liabilities, net - (85.3)%		(310,658,223)
Total Net Assets - 100.0%		$364,402,692

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
September 2013 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $135,523,781)	919	$420,938

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	All or a portion of this security is pledged as short collateral at June 30, 2013.
[4]	Repurchase Agreements — See Note 3.

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 91.6%
HSBC Group issued 06/28/13 at 0.07% due 07/01/13	$46,979,815	$46,979,815
Mizuho Financial Group, Inc. issued 06/28/13 at 0.06% due 07/01/13	8,074,361	8,074,361
Deutsche Bank issued 06/28/13 at 0.06% due 07/01/13	3,277,662	3,277,662
Total Repurchase Agreements
(Cost $58,331,838)		58,331,838
Total Investments - 91.6%
(Cost $58,331,838)		$58,331,838
Other Assets & Liabilities, net - 8.4%		5,358,072
Total Net Assets - 100.0%		$63,689,910

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
September 2013 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $52,635,000)	435	$692,346

CREDIT DEFAULT SWAPS AGREEMENTS PROTECTION PURCHASED††,2

Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index	Barclays Bank plc (ICE)	5.00%	06/20/18	$36,400,000	$37,469,250	$(664,549)	$(404,701)
Markit CDX North America High Yield Index	Barclays Bank plc	5.00%	06/20/18	24,000,000	24,705,000	(1,553,839)	848,838
Markit CDX North America High Yield Index	Goldman Sachs International	5.00%	06/20/18	800,000	823,500	(23,044)	(456)
Markit CDX North America High Yield Index	Credit Suisse International	5.00%	06/20/18	300,000	308,813	(21,110)	12,298

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 90.1%
HSBC Group issued 06/28/13 at 0.07% due 07/01/13	$2,958,972	$2,958,972
Mizuho Financial Group, Inc. issued 06/28/13 at 0.06% due 07/01/13	508,555	508,555
Deutsche Bank issued 06/28/13 at 0.06% due 07/01/13	206,440	206,440
Total Repurchase Agreements
(Cost $3,673,967)		3,673,967
Total Investments - 90.1%
(Cost $3,673,967)		$3,673,967
Other Assets & Liabilities, net - 9.9%		405,647
Total Net Assets - 100.0%		$4,079,614

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2013 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $807,240)	7	$(5,812)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc July 2013 S&P MidCap 400 Index Swap, Terminating 07/31/13 [2] (Notional Value $800,999)	690	$1,270
Credit Suisse Capital, LLC July 2013 S&P MidCap 400 Index Swap, Terminating 07/31/13 [2] (Notional Value $255,992)	221	413
Goldman Sachs International July 2013 S&P MidCap 400 Index Swap, Terminating 07/29/13 [2] (Notional Value $2,248,027)	1,937	(28,739)
(Total Notional Value $3,305,018)		$(27,056)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

plc — Public Limited Company

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 89.5%
HSBC Group issued 06/28/13 at 0.07% due 07/01/13	$10,496,510	$10,496,510
Mizuho Financial Group, Inc. issued 06/28/13 at 0.06% due 07/01/13	1,804,022	1,804,022
Deutsche Bank issued 06/28/13 at 0.06% due 07/01/13	732,315	732,315
Total Repurchase Agreements
(Cost $13,032,847)		13,032,847
Total Investments - 89.5%
(Cost $13,032,847)		$13,032,847
Other Assets & Liabilities, net - 10.5%		1,525,153
Total Net Assets - 100.0%		$14,558,000

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2013 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $4,640,400)	80	$7,758

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC July 2013 NASDAQ-100 Index Swap, Terminating 07/31/13 [2] (Notional Value $2,736,408)	940	$(2,490)
Barclays Bank plc July 2013 NASDAQ-100 Index Swap, Terminating 07/31/13 [2] (Notional Value $3,914,201)	1,345	(3,676)
Goldman Sachs International July 2013 NASDAQ-100 Index Swap, Terminating 07/29/13 [2] (Notional Value $3,309,230)	1,137	(18,288)
(Total Notional Value $9,959,839)		$(24,454)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

plc — Public Limited Company

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 83.8%
HSBC Group issued 06/28/13 at 0.07% due 07/01/13 $	$21,238,940	$21,238,940
Mizuho Financial Group, Inc. issued 06/28/13 at 0.06% due 07/01/13	3,650,310	3,650,310
Deutsche Bank issued 06/28/13 at 0.06% due 07/01/13	1,481,786	1,481,786
Total Repurchase Agreements
(Cost $26,371,036)		26,371,036
Total Investments - 83.8%
(Cost $26,371,036)		$26,371,036
Other Assets & Liabilities, net - 16.2%		5,106,743
Total Net Assets - 100.0%		$31,477,779

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2013 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $678,510)	7	$(8,981)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC July 2013 Russell 2000 Index Swap, Terminating 07/31/13 [2] (Notional Value $30,106,621)	30,800	$73,248
Barclays Bank plc July 2013 Russell 2000 Index Swap, Terminating 07/31/13 [2] (Notional Value $492,746)	504	1,229
Goldman Sachs International July 2013 Russell 2000 Index Swap, Terminating 07/29/13 [2] (Notional Value $286,342)	293	(4,029)
(Total Notional Value $30,885,709)		$70,448

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc — Public Limited Company

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 46.8%
Farmer Mac[1]
0.01% due 07/15/13	$25,000,000	$24,999,903
0.16% due 02/25/14	15,000,000	14,989,050
0.19% due 09/06/13	10,000,000	9,999,260
Total Farmer Mac		49,988,213
Freddie Mac[2]
0.13% due 10/16/13	10,000,000	9,998,510
0.17% due 11/19/13	10,000,000	9,997,260
Total Freddie Mac		19,995,770
Fannie Mae[2]
0.16% due 10/01/13	10,000,000	9,998,720
Total Federal Agency Discount Notes
(Cost $79,965,822)		79,982,703
REPURCHASE AGREEMENTS††,3 - 41.2%
HSBC Group issued 06/28/13 at 0.07% due 07/01/13	56,792,307	56,792,307
Mizuho Financial Group, Inc. issued 06/28/13 at 0.06% due 07/01/13	9,760,822	9,760,822
Deutsche Bank issued 06/28/13 at 0.06% due 07/01/13	3,962,254	3,962,254
Total Repurchase Agreements
(Cost $70,515,383)		70,515,383
Total Investments - 88.0%
(Cost $150,481,205)		$150,498,086
Other Assets & Liabilities, net - 12.0%		20,605,668
Total Net Assets - 100.0%		$171,103,754

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2013 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $26,879,963)	337	$(30,131)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC July 2013 S&P 500 Index Swap, Terminating 07/31/13 [4] (Notional Value $85,176,521)	53,027	$365,329
Barclays Bank plc July 2013 S&P 500 Index Swap, Terminating 07/31/13 [4] (Notional Value $29,652,047)	18,460	127,793
Goldman Sachs International July 2013 S&P 500 Index Swap, Terminating 07/29/13 [4] (Notional Value $29,236,133)	18,201	(54,468)
(Total Notional Value $144,064,701)		$438,654

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 3.
[4]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 72.1%
HSBC Group issued 06/28/13 at 0.07% due 07/01/13	$5,354,316	$5,354,316
Mizuho Financial Group, Inc. issued 06/28/13 at 0.06% due 07/01/13	920,240	920,240
Deutsche Bank issued 06/28/13 at 0.06% due 07/01/13	373,557	373,557
Total Repurchase Agreements
(Cost $6,648,113)		6,648,113
Total Investments - 72.1%
(Cost $6,648,113)		$6,648,113
Other Assets & Liabilities, net - 27.9%		2,574,679
Total Net Assets - 100.0%		$9,222,792

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
September 2013 Nikkei 225 Index Futures Contracts (Aggregate Value of Contracts $19,264,950)	279	$554,393
CURRENCY FUTURES CONTRACTS PURCHASED†
September 2013 Japanese Yen Futures Contracts (Aggregate Value of Contracts $19,415,550)	154	$(341,739)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 99.4%
Cable & Satellite - 15.8%
Comcast Corp. — Class A	23,573	987,237
Time Warner Cable, Inc.	4,842	544,628
Charter Communications, Inc. — Class A*	3,950	489,208
Liberty Global plc — Class A	5,619	416,263
DIRECTV*	6,732	414,826
DISH Network Corp. — Class A	9,606	408,447
Starz — Class A*	13,677	302,262
Liberty Global plc	3,625	246,091
Cablevision Systems Corp. — Class A	12,118	203,825
AMC Networks, Inc. — Class A*	3,050	199,501
Total Cable & Satellite		4,212,288
Restaurants - 14.2%
McDonald's Corp.	9,209	911,690
Starbucks Corp.	9,658	632,502
Yum! Brands, Inc.	5,561	385,600
Dunkin' Brands Group, Inc.	8,110	347,270
Chipotle Mexican Grill, Inc. — Class A*	839	305,690
Darden Restaurants, Inc.	4,583	231,350
Panera Bread Co. — Class A*	1,158	215,319
Brinker International, Inc.	3,710	146,285
Chuy's Holdings, Inc.*	3,800	145,692
Burger King Worldwide, Inc.	7,460	145,545
Wendy's Co.	23,740	138,404
Buffalo Wild Wings, Inc.*	1,247	122,406
Domino's Pizza, Inc.	730	42,450
Cheesecake Factory, Inc.	264	11,059
Total Restaurants		3,781,262
Movies & Entertainment - 13.1%
Walt Disney Co.	15,584	984,130
Time Warner, Inc.	11,692	676,031
Twenty-First Century Fox, Inc. — Class A	20,474	667,452
Viacom, Inc. — Class B	5,978	406,803
Madison Square Garden Co. — Class A*	3,310	196,118
Live Nation Entertainment, Inc.*	10,400	161,200
Regal Entertainment Group — Class A	8,690	155,551
DreamWorks Animation SKG, Inc. — Class A*	5,160	132,406
Lions Gate Entertainment Corp.*	1,857	51,012
Cinemark Holdings, Inc.	1,486	41,489
Total Movies & Entertainment		3,472,192
Tobacco - 9.5%
Philip Morris International, Inc.	11,306	979,326
Altria Group, Inc.	22,119	773,944
Reynolds American, Inc.	7,375	356,729
Lorillard, Inc.	5,732	250,374
Vector Group Ltd.	9,810	159,118
Total Tobacco		2,519,491
Broadcasting - 7.7%
CBS Corp. — Class B	10,335	505,072
Discovery Communications, Inc. — Class A*	6,320	487,967
Scripps Networks Interactive, Inc. — Class A	6,530	435,943
Liberty Media Corp. — Class A*	1,840	233,238
Grupo Televisa SAB ADR	8,920	221,573
Sinclair Broadcast Group, Inc. — Class A	5,440	159,827
Total Broadcasting		2,043,620
Casinos & Gaming - 7.6%
Las Vegas Sands Corp.	11,417	604,303
Wynn Resorts Ltd.	2,551	326,528
MGM Resorts International*	17,230	254,659
Melco Crown Entertainment Ltd. ADR*	9,893	221,207
International Game Technology	11,688	195,306
Penn National Gaming, Inc.*	3,643	192,569
Bally Technologies, Inc.*	2,427	136,931
Boyd Gaming Corp.*	8,350	94,355
Total Casinos & Gaming		2,025,858
Hotels, Resorts & Cruise Lines - 6.9%
Carnival Corp.	14,054	481,911
Royal Caribbean Cruises Ltd.	12,302	410,149
Starwood Hotels & Resorts Worldwide, Inc.	5,116	323,280
Wyndham Worldwide Corp.	4,465	255,532
Marriott International, Inc. — Class A	4,973	200,760
Marriott Vacations Worldwide Corp.*	3,490	150,908
Total Hotels, Resorts & Cruise Lines		1,822,540
Distillers & Vintners - 4.4%
Beam, Inc.	7,144	450,857
Constellation Brands, Inc. — Class A*	5,549	289,214
Brown-Forman Corp. — Class B	3,423	231,224
Diageo plc ADR	1,620	186,219
Total Distillers & Vintners		1,157,514
Leisure Products - 4.2%
Mattel, Inc.	7,979	361,529
Polaris Industries, Inc.	2,435	231,325
Hasbro, Inc.[1]	4,902	219,757
Brunswick Corp.	4,874	155,724
LeapFrog Enterprises, Inc. — Class A*	15,610	153,602
Total Leisure Products		1,121,937
Brewers - 4.2%
Molson Coors Brewing Co. — Class B	8,834	422,795
Cia de Bebidas das Americas ADR	7,830	292,451
Anheuser-Busch InBev N.V. ADR	2,763	249,388
Boston Beer Company, Inc. — Class A*	920	156,989
Total Brewers		1,121,623
Home Entertainment Software - 3.3%
Activision Blizzard, Inc.	26,191	373,484
Electronic Arts, Inc.*	10,540	242,104
Zynga, Inc. — Class A*	52,930	147,145
Take-Two Interactive Software, Inc.*	7,089	106,122
Total Home Entertainment Software		868,855

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
Publishing - 3.2%
Thomson Reuters Corp.[1]	14,544	473,698
Gannett Company, Inc.	8,976	219,553
Washington Post Co. — Class B	320	154,806
Total Publishing		848,057
Leisure Facilities - 1.2%
SeaWorld Entertainment, Inc.	3,880	136,188
Life Time Fitness, Inc.*	2,709	135,748
Six Flags Entertainment Corp.	1,270	44,653
Vail Resorts, Inc.	210	12,919
Total Leisure Facilities		329,508
Specialized REIT's - 1.1%
Ryman Hospitality Properties	7,706	300,611
Specialized Finance - 0.8%
McGraw Hill Financial, Inc.	4,028	214,249
Internet Retail - 0.8%
Ctrip.com International Ltd. ADR*	6,210	202,632
Motorcycle Manufacturers - 0.7%
Harley-Davidson, Inc.	3,637	199,380
Internet Software & Services - 0.7%
Pandora Media, Inc.*	9,877	181,737
Total Common Stocks
(Cost $19,371,708)		26,423,354

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 1.5%
Repurchase Agreements
HSBC Securities, Inc. issued 06/28/13 at 0.11% due 07/01/13	$367,930	367,930
RBS Securities, Inc. issued 06/28/13 at 0.10% due 07/01/13	43,034	43,034
Total Securities Lending Collateral
(Cost $410,964)		410,964
Total Investments - 100.9%
(Cost $19,782,672)		$26,834,318
Other Assets & Liabilities, net - (0.9)%		(230,345)
Total Net Assets - 100.0%		$26,603,973

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 4.
[2]	Securities lending collateral — See Note 4.

ADR —	American Depositary Receipt
plc —	Public Limited Company

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 67.7%
Financials - 15.7%
Affiliated Managers Group, Inc.*	420	$68,855
Realty Income Corp.	1,552	65,060
SL Green Realty Corp.	727	64,114
Rayonier, Inc.	998	55,279
Federal Realty Investment Trust	519	53,810
Alleghany Corp.*	137	52,513
UDR, Inc.	1,986	50,624
Everest Re Group Ltd.	390	50,021
New York Community Bancorp, Inc.	3,482	48,749
Essex Property Trust, Inc.	298	47,358
Camden Property Trust	674	46,600
Arthur J Gallagher & Co.	1,003	43,821
Fidelity National Financial, Inc. — Class A	1,690	40,239
Duke Realty Corp.	2,543	39,645
Reinsurance Group of America, Inc. — Class A	571	39,462
Senior Housing Properties Trust	1,491	38,662
Raymond James Financial, Inc.	896	38,510
Taubman Centers, Inc.	500	37,575
Regency Centers Corp.	720	36,583
Alexandria Real Estate Equities, Inc.	553	36,343
Eaton Vance Corp.	961	36,124
WR Berkley Corp.	872	35,630
Liberty Property Trust	954	35,260
Extra Space Storage, Inc.	823	34,508
HCC Insurance Holdings, Inc.	789	34,014
American Campus Communities, Inc.	824	33,504
National Retail Properties, Inc.	940	32,336
CBOE Holdings, Inc.	693	32,321
Cullen/Frost Bankers, Inc.	478	31,915
Kilroy Realty Corp.	600	31,806
MSCI, Inc. — Class A*	954	31,740
Jones Lang LaSalle, Inc.	348	31,717
Signature Bank*	377	31,298
Corrections Corporation of America	916	31,011
BRE Properties, Inc.	610	30,512
SEI Investments Co.	1,062	30,193
Brown & Brown, Inc.	935	30,144
SVB Financial Group*	360	29,995
BioMed Realty Trust, Inc.	1,468	29,698
East West Bancorp, Inc.	1,079	29,673
Waddell & Reed Financial, Inc. — Class A	677	29,450
American Financial Group, Inc.	595	29,101
Hospitality Properties Trust	1,103	28,987
Omega Healthcare Investors, Inc.	913	28,321
First Niagara Financial Group, Inc.	2,800	28,196
Weingarten Realty Investors	883	27,170
Home Properties, Inc.	409	26,736
Commerce Bancshares, Inc.	611	26,615
FirstMerit Corp.	1,313	26,299
Old Republic International Corp.	1,903	24,492
City National Corp.	376	23,827
Protective Life Corp.	620	23,815
Highwoods Properties, Inc.	652	23,218
First Horizon National Corp.	1,910	21,392
Associated Banc-Corp.	1,327	20,635
Federated Investors, Inc. — Class B	740	20,283
Hancock Holding Co.	671	20,177
Aspen Insurance Holdings Ltd.	535	19,843
Prosperity Bancshares, Inc.	375	19,421
First American Financial Corp.	856	18,866
TCF Financial Corp.	1,292	18,321
Synovus Financial Corp.	6,267	18,300
Webster Financial Corp.	711	18,258
Bank of Hawaii Corp.	357	17,964
Fulton Financial Corp.	1,545	17,737
Corporate Office Properties Trust	680	17,340
Hanover Insurance Group, Inc.	350	17,126
StanCorp Financial Group, Inc.	345	17,046
Mack-Cali Realty Corp.	661	16,188
Washington Federal, Inc.	822	15,519
Valley National Bancorp	1,574	14,906
Kemper Corp.	427	14,625
Primerica, Inc.	368	13,778
Apollo Investment Corp.	1,772	13,715
Alexander & Baldwin, Inc.*	339	13,475
Trustmark Corp.	534	13,126
Potlatch Corp.	322	13,022
Janus Capital Group, Inc.	1,500	12,765
Mercury General Corp.	290	12,748
Cathay General Bancorp	579	11,783
BancorpSouth, Inc.	661	11,700
Equity One, Inc.	487	11,021
International Bancshares Corp.	427	9,642
Westamerica Bancorporation	208	9,504
Greenhill & Company, Inc.	205	9,377
Astoria Financial Corp.	649	6,996
Total Financials		2,450,048
Industrials - 11.0%
AMETEK, Inc.	1,920	81,216
B/E Aerospace, Inc.*	824	51,977
J.B. Hunt Transport Services, Inc.	714	51,580
Fortune Brands Home & Security, Inc.	1,304	50,517
Hubbell, Inc. — Class B	425	42,075
Wabtec Corp.	760	40,606
Waste Connections, Inc.	971	39,946
AGCO Corp.	767	38,496
Donaldson Company, Inc.	1,068	38,085
KBR, Inc.	1,163	37,797
Lincoln Electric Holdings, Inc.	658	37,684
United Rentals, Inc.*	749	37,382
Towers Watson & Co. — Class A	450	36,873
Kirby Corp.*	446	35,475
Timken Co.	627	35,288
IDEX Corp.	653	35,138
Manpowergroup, Inc.	611	33,483

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 67.7% (continued)
Industrials - 11.0% (continued)
Genesee & Wyoming, Inc. — Class A*	387	$32,833
Triumph Group, Inc.	409	32,372
Carlisle Companies, Inc.	503	31,342
Nordson Corp.	442	30,635
Graco, Inc.	480	30,341
Gardner Denver, Inc.	393	29,546
MSC Industrial Direct Company, Inc. — Class A	371	28,738
Alaska Air Group, Inc.*	552	28,704
URS Corp.	595	28,096
SPX Corp.	370	26,633
Oshkosh Corp.*	699	26,541
Valmont Industries, Inc.	182	26,042
AECOM Technology Corp.*	818	26,004
Acuity Brands, Inc.	343	25,903
Copart, Inc.*	840	25,872
Trinity Industries, Inc.	627	24,102
Kennametal, Inc.	617	23,958
Crane Co.	386	23,129
Terex Corp.*	879	23,118
Lennox International, Inc.	358	23,105
Regal-Beloit Corp.	351	22,759
Huntington Ingalls Industries, Inc.	398	22,479
Clean Harbors, Inc.*	426	21,526
ITT Corp.	710	20,881
Alliant Techsystems, Inc.	251	20,665
CLARCOR, Inc.	393	20,519
Exelis, Inc.	1,482	20,437
RR Donnelley & Sons Co.[1]	1,429	20,020
Watsco, Inc.	237	19,899
Woodward, Inc.	479	19,160
Landstar System, Inc.	365	18,798
Esterline Technologies Corp.*	250	18,073
GATX Corp.	370	17,549
Con-way, Inc.	440	17,142
Corporate Executive Board Co.	267	16,880
Harsco Corp.	639	14,818
Deluxe Corp.	397	13,756
UTI Worldwide, Inc.	826	13,604
Rollins, Inc.	515	13,339
HNI Corp.	359	12,949
Herman Miller, Inc.	463	12,533
General Cable Corp.	395	12,146
Mine Safety Appliances Co.	250	11,638
JetBlue Airways Corp.*	1,783	11,233
FTI Consulting, Inc.*	319	10,492
Brink's Co.	376	9,592
Werner Enterprises, Inc.	355	8,580
Matson, Inc.	341	8,525
Granite Construction, Inc.	277	8,244
Total Industrials		1,728,868
Information Technology - 10.4%
Equinix, Inc.*	390	72,041
Alliance Data Systems Corp.*	392	70,964
Cree, Inc.*	929	59,326
ANSYS, Inc.*	737	53,874
Trimble Navigation Ltd.*	2,017	52,462
Synopsys, Inc.*	1,213	43,365
NCR Corp.*	1,295	42,722
Gartner, Inc.*	740	42,173
Avnet, Inc.*	1,078	36,221
Skyworks Solutions, Inc.*	1,509	33,032
Rackspace Hosting, Inc.*	869	32,926
FactSet Research Systems, Inc.	322	32,825
Arrow Electronics, Inc.*	822	32,757
Cadence Design Systems, Inc.*	2,234	32,348
3D Systems Corp.*	732	32,135
Jack Henry & Associates, Inc.	678	31,954
Solera Holdings, Inc.	542	30,162
Informatica Corp.*	856	29,943
Concur Technologies, Inc.*	366	29,785
Global Payments, Inc.	607	28,116
MICROS Systems, Inc.*	625	26,968
TIBCO Software, Inc.*	1,235	26,429
CommVault Systems, Inc.*	338	25,651
Broadridge Financial Solutions, Inc.	953	25,331
NeuStar, Inc. — Class A*	515	25,070
Atmel Corp.*	3,385	24,880
WEX, Inc.*	306	23,470
PTC, Inc.*	947	23,230
Ingram Micro, Inc. — Class A*	1,206	22,902
AOL, Inc.	614	22,399
Lender Processing Services, Inc.	672	21,739
National Instruments Corp.	754	21,067
Riverbed Technology, Inc.*	1,293	20,119
SolarWinds, Inc.*	484	18,784
Rovi Corp.*	814	18,592
Semtech Corp.*	530	18,566
Compuware Corp.	1,691	17,502
CoreLogic, Inc.*	752	17,424
Zebra Technologies Corp. — Class A*	400	17,376
Diebold, Inc.	499	16,811
Ciena Corp.*	804	15,614
Plantronics, Inc.	344	15,108
Lexmark International, Inc. — Class A	494	15,102
DST Systems, Inc.	231	15,091
SunEdison, Inc.*	1,834	14,984
Mentor Graphics Corp.	747	14,604
InterDigital, Inc.	327	14,601
Convergys Corp.	831	14,484
Vishay Intertechnology, Inc.*	1,040	14,446
ACI Worldwide, Inc.*	310	14,409
VeriFone Systems, Inc.*	855	14,373
Polycom, Inc.*	1,362	14,355
ValueClick, Inc.*	568	14,018
Fairchild Semiconductor International, Inc. — Class A*	1,004	13,855
Tech Data Corp.*	293	13,797
Itron, Inc.*	316	13,408
Acxiom Corp.*	580	13,154
Fair Isaac Corp.	287	13,153
Silicon Laboratories, Inc.*	305	12,630
RF Micro Devices, Inc.*	2,219	11,872
ADTRAN, Inc.	472	11,616

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 67.7% (continued)
Information Technology - 10.4% (continued)
International Rectifier Corp.*	550	$11,517
Cypress Semiconductor Corp.	1,069	11,470
Integrated Device Technology, Inc.*	1,163	9,234
Advent Software, Inc.*	259	9,081
Intersil Corp. — Class A	1,007	7,875
Tellabs, Inc.	2,638	5,223
ManTech International Corp. — Class A	188	4,911
Monster Worldwide, Inc.*	921	4,522
Total Information Technology		1,611,948
Consumer Discretionary - 9.2%
Tractor Supply Co.	551	64,804
LKQ Corp.*	2,361	60,796
Mohawk Industries, Inc.*	479	53,883
Polaris Industries, Inc.	500	47,500
Advance Auto Parts, Inc.	575	46,673
Signet Jewelers Ltd.	643	43,357
Foot Locker, Inc.	1,183	41,558
Panera Bread Co. — Class A*	221	41,092
Hanesbrands, Inc.	777	39,953
Dick's Sporting Goods, Inc.	793	39,698
Toll Brothers, Inc.*	1,195	38,993
Williams-Sonoma, Inc.	684	38,228
Under Armour, Inc. — Class A*	614	36,662
Jarden Corp.*	803	35,131
Tupperware Brands Corp.	413	32,086
Service Corporation International	1,675	30,201
AMC Networks, Inc. — Class A*	459	30,023
Carter's, Inc.	401	29,702
NVR, Inc.*	32	29,504
Gentex Corp.	1,137	26,208
Domino's Pizza, Inc.	446	25,935
American Eagle Outfitters, Inc.	1,383	25,254
Cabela's, Inc.*	370	23,961
Cinemark Holdings, Inc.	808	22,560
Brinker International, Inc.	558	22,002
Chico's FAS, Inc.	1,277	21,786
Tempur Sealy International, Inc.*	478	20,984
Sotheby's	540	20,471
Lamar Advertising Co. — Class A*	443	19,226
Ascena Retail Group, Inc.*	1,006	17,555
Rent-A-Center, Inc. — Class A	461	17,311
Bally Technologies, Inc.*	302	17,038
Thor Industries, Inc.	346	17,016
Cheesecake Factory, Inc.	394	16,505
Life Time Fitness, Inc.*	314	15,734
Aaron's, Inc.	557	15,602
HSN, Inc.	280	15,042
Guess?, Inc.	482	14,956
John Wiley & Sons, Inc. — Class A	368	14,753
CST Brands, Inc.*	475	14,635
Big Lots, Inc.*	464	14,630
DreamWorks Animation SKG, Inc. — Class A*	561	14,395
Apollo Group, Inc. — Class A*	789	13,981
DeVry, Inc.	444	13,773
Deckers Outdoor Corp.*	271	13,688
Meredith Corp.	286	13,642
Wendy's Co.	2,236	13,036
KB Home	646	12,681
ANN, Inc.*	368	12,218
WMS Industries, Inc.*	435	11,097
Saks, Inc.*	794	10,830
New York Times Co. — Class A*	962	10,640
Bob Evans Farms, Inc.	217	10,195
MDC Holdings, Inc.	308	10,013
Office Depot, Inc.*	2,258	8,738
Aeropostale, Inc.*	621	8,570
Matthews International Corp. — Class A	220	8,294
Valassis Communications, Inc.	307	7,549
Regis Corp.	444	7,290
International Speedway Corp. — Class A	197	6,200
Scholastic Corp.	207	6,063
Scientific Games Corp. — Class A*	419	4,714
Barnes & Noble, Inc.*	293	4,676
Strayer Education, Inc.	86	4,199
Total Consumer Discretionary		1,425,490
Health Care - 6.4%
Vertex Pharmaceuticals, Inc.*	1,750	139,772
Henry Schein, Inc.*	690	66,067
ResMed, Inc.	1,126	50,815
Mettler-Toledo International, Inc.*	238	47,886
Universal Health Services, Inc. — Class B	705	47,206
Cooper Companies, Inc.	380	45,239
Hologic, Inc.*	2,125	41,013
Omnicare, Inc.	826	39,409
IDEXX Laboratories, Inc.*	430	38,605
MEDNAX, Inc.*	399	36,540
Community Health Systems, Inc.	743	34,832
Covance, Inc.*	443	33,730
Endo Health Solutions, Inc.*	887	32,633
Health Management Associates, Inc. — Class A*	2,050	32,226
Teleflex, Inc.	326	25,262
United Therapeutics Corp.*	367	24,156
Mallinckrodt plc*	463	21,034
STERIS Corp.	468	20,068
Health Net, Inc.*	628	19,983
WellCare Health Plans, Inc.*	348	19,331
Techne Corp.	275	18,997
LifePoint Hospitals, Inc.*	376	18,364
VCA Antech, Inc.*	700	18,263
Allscripts Healthcare Solutions, Inc.*	1,405	18,181
Bio-Rad Laboratories, Inc. — Class A*	162	18,176
Owens & Minor, Inc.	501	16,949
HMS Holdings Corp.*	690	16,077
Hill-Rom Holdings, Inc.	473	15,931
Charles River Laboratories International, Inc.*	386	15,838
Thoratec Corp.*	450	14,090

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 67.7% (continued)
Health Care - 6.4% (continued)
Masimo Corp.	409	$8,671
Total Health Care		995,344
Materials - 4.7%
Rock Tenn Co. — Class A	568	56,732
Ashland, Inc.	582	48,597
Albemarle Corp.	695	43,291
Valspar Corp.	642	41,517
Reliance Steel & Aluminum Co.	608	39,860
Packaging Corporation of America	779	38,140
Martin Marietta Materials, Inc.	361	35,530
RPM International, Inc.	1,049	33,505
Aptargroup, Inc.	530	29,261
Sonoco Products Co.	797	27,552
Steel Dynamics, Inc.	1,745	26,018
Eagle Materials, Inc.	374	24,785
Cytec Industries, Inc.	335	24,539
Compass Minerals International, Inc.	266	22,485
Royal Gold, Inc.	518	21,797
NewMarket Corp.	82	21,530
Cabot Corp.	477	17,849
Domtar Corp.	263	17,490
Silgan Holdings, Inc.	357	16,765
Louisiana-Pacific Corp.*	1,099	16,254
Carpenter Technology Corp.	353	15,910
Sensient Technologies Corp.	391	15,824
Olin Corp.	630	15,070
Scotts Miracle-Gro Co. — Class A	305	14,735
Commercial Metals Co.	926	13,677
Worthington Industries, Inc.	422	13,382
Greif, Inc. — Class A	243	12,799
Minerals Technologies, Inc.	280	11,575
Intrepid Potash, Inc.	422	8,039
Total Materials		724,508
Energy - 3.6%
HollyFrontier Corp.	1,603	68,576
Oceaneering International, Inc.	859	62,021
Cimarex Energy Co.	685	44,518
Oil States International, Inc.*	438	40,576
Dresser-Rand Group, Inc.*	599	35,928
Superior Energy Services, Inc.*	1,259	32,658
SM Energy Co.	525	31,490
Energen Corp.	575	30,050
Dril-Quip, Inc.*	285	25,733
Atwood Oceanics, Inc.*	448	23,319
World Fuel Services Corp.	572	22,869
Patterson-UTI Energy, Inc.	1,159	22,432
Tidewater, Inc.	389	22,161
Rosetta Resources, Inc.*	479	20,367
Helix Energy Solutions Group, Inc.*	778	17,925
Unit Corp.*	342	14,562
CARBO Ceramics, Inc.	159	10,721
Alpha Natural Resources, Inc.*	1,752	9,180
Bill Barrett Corp.*	384	7,764
Arch Coal, Inc.	1,678	6,343
Forest Oil Corp.*	942	3,853
Total Energy		553,046
Utilities - 3.5%
OGE Energy Corp.	778	53,059
Alliant Energy Corp.	878	44,269
N.V. Energy, Inc.	1,864	43,729
MDU Resources Group, Inc.	1,487	38,528
National Fuel Gas Co.	662	38,362
UGI Corp.	896	35,043
Aqua America, Inc.	1,108	34,669
Questar Corp.	1,387	33,080
Westar Energy, Inc.	1,007	32,184
Atmos Energy Corp.	714	29,317
Great Plains Energy, Inc.	1,212	27,318
Cleco Corp.	478	22,194
Vectren Corp.	654	22,125
Hawaiian Electric Industries, Inc.	777	19,666
IDACORP, Inc.	392	18,722
WGL Holdings, Inc.	407	17,591
Black Hills Corp.	349	17,014
PNM Resources, Inc.	627	13,913
Total Utilities		540,783
Consumer Staples - 2.9%
Green Mountain Coffee Roasters, Inc.*	977	73,333
Church & Dwight Company, Inc.	1,092	67,388
Energizer Holdings, Inc.	487	48,948
Ingredion, Inc.	609	39,963
Smithfield Foods, Inc.*	987	32,323
Hillshire Brands Co.	973	32,187
Flowers Foods, Inc.	1,363	30,043
United Natural Foods, Inc.*	385	20,786
Harris Teeter Supermarkets, Inc.	388	18,182
WhiteWave Foods Co. — Class A*	1,098	17,843
Dean Foods Co.*	1,479	14,820
Lancaster Colony Corp.	153	11,932
Post Holdings, Inc.*	262	11,439
Universal Corp.	179	10,355
SUPERVALU, Inc.	1,582	9,840
Tootsie Roll Industries, Inc.[1]	165	5,244
Total Consumer Staples		444,626
Telecommunication Services - 0.3%
tw telecom, Inc. — Class A*	1,188	33,430
Telephone & Data Systems, Inc.	791	19,498
Total Telecommunication Services		52,928
Total Common Stocks
(Cost $5,695,852)		10,527,589

	Face Amount
REPURCHASE AGREEMENTS††,2 - 22.3%
HSBC Group issued 06/28/13 at 0.07% due 07/01/13	$2,796,642	2,796,642
Mizuho Financial Group, Inc. issued 06/28/13 at 0.06% due 07/01/13	480,655	480,655
Deutsche Bank issued 06/28/13 at 0.06% due 07/01/13	195,114	195,114
Total Repurchase Agreements
(Cost $3,472,411)		3,472,411

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 0.0%
Repurchase Agreements
HSBC Securities, Inc. issued 06/28/13 at 0.11% due 07/01/13	$4,504	$4,504
RBS Securities, Inc. issued 06/28/13 at 0.10% due 07/01/13	527	527
Total Securities Lending Collateral
(Cost $5,031)		5,031
Total Investments - 90.0%
(Cost $9,173,294)		$14,005,031
Other Assets & Liabilities, net - 10.0%		1,547,519
Total Net Assets - 100.0%		$15,552,550

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
September 2013 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $230,640)	2	$1,890

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2013 S&P MidCap 400 Index Swap, Terminating 07/29/13 [4] (Notional Value $7,078,123)	6,098	$90,421
Credit Suisse Capital, LLC July 2013 S&P MidCap 400 Index Swap, Terminating 07/31/13 [4] (Notional Value $2,012,472)	1,734	(3,249)
Barclays Bank plc July 2013 S&P MidCap 400 Index Swap, Terminating 07/31/13 [4] (Notional Value $3,266,937)	2,814	(5,246)
(Total Notional Value $12,357,532)		$81,926

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	All or portion of this security is on loan at June 30, 2013 — See Note 4.

[2]	Repurchase Agreements — See Note 3.

[3]	Securities lending collateral — See Note 4.

[4]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

plc — Public Limited Company

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 90.8%
Information Technology - 54.9%
Apple, Inc.	174,808	$69,237,952
Microsoft Corp.	1,555,237	53,702,334
Google, Inc. — Class A*	50,495	44,454,284
Oracle Corp.	874,973	26,879,171
Cisco Systems, Inc.	995,282	24,195,306
Intel Corp.	925,753	22,421,738
QUALCOMM, Inc.	321,781	19,654,383
eBay, Inc.*	241,689	12,500,155
Facebook, Inc. — Class A*	325,834	8,100,233
Texas Instruments, Inc.	206,558	7,202,677
Automatic Data Processing, Inc.	90,368	6,222,741
Yahoo!, Inc.*	201,623	5,062,754
Baidu, Inc. ADR*	51,159	4,836,060
Dell, Inc.	325,391	4,343,970
Adobe Systems, Inc.*	93,472	4,258,583
Cognizant Technology Solutions Corp. — Class A*	56,168	3,516,678
Intuit, Inc.	55,301	3,375,020
Applied Materials, Inc.	223,777	3,336,515
Broadcom Corp. — Class A	97,024	3,275,530
Seagate Technology plc	66,776	2,993,568
Activision Blizzard, Inc.	208,119	2,967,777
Symantec Corp.	129,734	2,915,123
SanDisk Corp.*	45,321	2,769,113
Micron Technology, Inc.*	191,839	2,749,053
Western Digital Corp.	44,018	2,733,078
Analog Devices, Inc.	57,394	2,586,174
NetApp, Inc.	67,122	2,535,869
Paychex, Inc.	67,799	2,476,019
CA, Inc.	84,399	2,416,343
Fiserv, Inc.*	24,819	2,169,429
Citrix Systems, Inc.*	34,850	2,102,501
Altera Corp.	59,626	1,967,062
Xilinx, Inc.	49,144	1,946,594
Check Point Software Technologies Ltd.*	36,583	1,817,443
KLA-Tencor Corp.	30,904	1,722,280
Avago Technologies Ltd.	45,869	1,714,583
Equinix, Inc.*	9,188	1,697,207
Linear Technology Corp.	43,452	1,600,772
NVIDIA Corp.	107,622	1,509,937
Maxim Integrated Products, Inc.	54,217	1,506,148
Autodesk, Inc.*	41,787	1,418,251
Akamai Technologies, Inc.*	33,099	1,408,362
Microchip Technology, Inc.	36,721	1,367,857
BMC Software, Inc.*	26,808	1,210,113
Nuance Communications, Inc.*	59,175	1,087,637
F5 Networks, Inc.*	14,677	1,009,778
Total Information Technology		380,974,155
Consumer Discretionary - 16.5%
Amazon.com, Inc.*	84,776	23,541,448
Comcast Corp. — Class A	396,577	16,608,645
Twenty-First Century Fox, Inc. — Class A	282,330	9,203,958
Starbucks Corp.	139,428	9,131,140
Priceline.com, Inc.*	9,327	7,714,642
DIRECTV*	104,023	6,409,897
Viacom, Inc. — Class B	80,782	5,497,215
Sirius XM Radio, Inc.	1,188,573	3,981,720
Mattel, Inc.	64,337	2,915,109
Bed Bath & Beyond, Inc.*	40,712	2,886,481
Ross Stores, Inc.	40,931	2,652,738
Liberty Media Corp. — Class A*	20,595	2,610,622
Wynn Resorts Ltd.	18,810	2,407,680
O'Reilly Automotive, Inc.*	20,583	2,318,057
Netflix, Inc.*	10,456	2,207,157
Liberty Interactive Corp. — Class A*	93,271	2,146,166
Dollar Tree, Inc.*	41,691	2,119,570
Discovery Communications, Inc. — Class A*	27,200	2,100,112
Staples, Inc.	123,643	1,960,978
Liberty Global plc — Class A*	26,290	1,947,563
Expedia, Inc.	22,809	1,371,961
Garmin Ltd.	36,539	1,321,250
Fossil Group, Inc.*	10,932	1,129,385
Sears Holdings Corp.*,1	19,811	833,647
Total Consumer Discretionary		115,017,141
Health Care - 11.9%
Gilead Sciences, Inc.*	284,065	14,546,968
Amgen, Inc.	139,670	13,779,842
Biogen Idec, Inc.*	44,206	9,513,131
Express Scripts Holding Co.*	152,263	9,393,104
Celgene Corp.*	77,683	9,081,920
Regeneron Pharmaceuticals, Inc.*	17,860	4,016,357
Intuitive Surgical, Inc.*	7,482	3,790,232
Alexion Pharmaceuticals, Inc.*	36,343	3,352,278
Vertex Pharmaceuticals, Inc.*	41,234	3,293,360
Cerner Corp.*	32,009	3,075,745
Life Technologies Corp.*	32,093	2,375,203
Mylan, Inc.*	70,990	2,202,820
Catamaran Corp.*	38,345	1,868,168
Henry Schein, Inc.*	16,230	1,554,023
DENTSPLY International, Inc.	26,688	1,093,140
Total Health Care		82,936,291
Consumer Staples - 4.3%
Mondelez International, Inc. — Class A	332,321	9,481,119
Costco Wholesale Corp.	81,262	8,985,139
Kraft Foods Group, Inc.	110,704	6,185,032
Whole Foods Market, Inc.	69,087	3,556,599
Monster Beverage Corp.*	30,920	1,879,008
Total Consumer Staples		30,086,897
Industrials - 1.9%
PACCAR, Inc.	65,874	3,534,799
Fastenal Co.	55,268	2,534,038
Verisk Analytics, Inc. — Class A*	31,367	1,872,610
Stericycle, Inc.*	16,068	1,774,389
CH Robinson Worldwide, Inc.	29,904	1,683,894
Expeditors International of Washington, Inc.	38,481	1,462,663
Total Industrials		12,862,393
Telecommunication Services - 1.0%
Vodafone Group plc ADR	186,071	5,347,680

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 90.8% (continued)
Telecommunication Services - 1.0% (continued)
SBA Communications Corp. — Class A*	23,764	$1,761,388
Total Telecommunication Services		7,109,068
Materials - 0.3%
Sigma-Aldrich Corp.	22,414	1,801,189
Randgold Resources Ltd. ADR	9,158	586,570
Total Materials		2,387,759
Total Common Stocks
(Cost $336,995,609)		631,373,704

	Face Amount
REPURCHASE AGREEMENTS††,2 - 6.1%
HSBC Group issued 06/28/13 at 0.07% due 07/01/13	$33,975,951	33,975,951
Mizuho Financial Group, Inc. issued 06/28/13 at 0.06% due 07/01/13	5,839,404	5,839,404
Deutsche Bank issued 06/28/13 at 0.06% due 07/01/13	2,370,415	2,370,415
Total Repurchase Agreements
(Cost $42,185,770)		42,185,770
SECURITIES LENDING COLLATERAL††,3 - 0.1%
Repurchase Agreements
HSBC Securities, Inc. issued 06/28/13 at 0.11% due 07/01/13	449,853	449,853
RBS Securities, Inc. issued 06/28/13 at 0.10% due 07/01/13	52,616	52,616
Total Securities Lending Collateral
(Cost $502,469)		502,469
Total Investments - 97.0%
(Cost $379,683,848)		$674,061,943
Other Assets & Liabilities, net - 3.0%		21,156,764
Total Net Assets - 100.0%		$695,218,707

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2013 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $64,037,520)	1,104	$(255,613)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2013 NASDAQ-100 Index Swap, Terminating 07/29/13 [4] (Notional Value $45,062,997)	15,488	$242,291
Credit Suisse Capital, LLC July 2013 NASDAQ-100 Index Swap, Terminating 07/31/13 [4] (Notional Value $53,610,978)	18,426	48,785
Barclays Bank plc July 2013 NASDAQ-100 Index Swap, Terminating 07/31/13 [4] (Notional Value $29,529,605)	10,149	26,921
(Total Notional Value $128,203,580)		$317,997

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	Securities lending collateral — See Note 4.
[4]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR — American Depositary Receipt

plc — Public Limited Company

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 88.3%
Information Technology - 15.7%
Apple, Inc.	3,804	$1,506,689
Microsoft Corp.	30,449	1,051,404
Google, Inc. — Class A*	1,092	961,364
International Business Machines Corp.	4,227	807,822
Cisco Systems, Inc.	21,648	526,262
Intel Corp.	20,136	487,694
Oracle Corp.	14,886	457,298
QUALCOMM, Inc.	6,996	427,316
Visa, Inc. — Class A	2,053	375,186
eBay, Inc.*	4,731	244,687
Mastercard, Inc. — Class A	425	244,163
EMC Corp.	8,507	200,935
Hewlett-Packard Co.	7,814	193,787
Accenture plc — Class A	2,637	189,758
Texas Instruments, Inc.	4,495	156,741
Automatic Data Processing, Inc.	1,970	135,654
Yahoo!, Inc.*	3,858	96,874
Adobe Systems, Inc.*	2,036	92,761
Corning, Inc.	5,978	85,067
Salesforce.com, Inc.*	2,202	84,072
Dell, Inc.	5,943	79,339
TE Connectivity Ltd.	1,687	76,826
Cognizant Technology Solutions Corp. — Class A*	1,221	76,447
Applied Materials, Inc.	4,871	72,627
Broadcom Corp. — Class A	2,133	72,010
Intuit, Inc.	1,133	69,147
Motorola Solutions, Inc.	1,099	63,445
Symantec Corp.	2,820	63,365
SanDisk Corp.*	985	60,184
Micron Technology, Inc.*	4,171	59,770
Seagate Technology plc	1,294	58,010
Analog Devices, Inc.	1,252	56,415
NetApp, Inc.	1,460	55,159
Western Digital Corp.	860	53,397
Fidelity National Information Services, Inc.	1,185	50,765
Amphenol Corp. — Class A	649	50,583
Paychex, Inc.	1,308	47,768
Fiserv, Inc.*	543	47,464
Citrix Systems, Inc.*	762	45,971
Xerox Corp.	4,974	45,114
Altera Corp.	1,295	42,722
Xilinx, Inc.	1,072	42,462
Juniper Networks, Inc.*	2,047	39,528
Western Union Co.	2,258	38,634
CA, Inc.	1,340	38,364
KLA-Tencor Corp.	677	37,729
Red Hat, Inc.*	772	36,917
Linear Technology Corp.	949	34,961
Teradata Corp.*	667	33,503
NVIDIA Corp.	2,344	32,886
Autodesk, Inc.*	909	30,851
Akamai Technologies, Inc.*	716	30,466
Microchip Technology, Inc.	795	29,614
Lam Research Corp.*	662	29,353
Electronic Arts, Inc.*	1,234	28,345
VeriSign, Inc.*	607	27,109
Computer Sciences Corp.	607	26,568
BMC Software, Inc.*	542	24,466
F5 Networks, Inc.*	322	22,154
Harris Corp.	448	22,064
Molex, Inc.	566	16,606
Total System Services, Inc.	656	16,059
SAIC, Inc.	1,149	16,006
LSI Corp.*	2,228	15,908
FLIR Systems, Inc.	583	15,724
Jabil Circuit, Inc.	752	15,326
JDS Uniphase Corp.*	957	13,762
Teradyne, Inc.*	772	13,564
First Solar, Inc.*	267	11,943
Advanced Micro Devices, Inc.*	2,461	10,041
Total Information Technology		10,322,975
Financials - 14.7%
Berkshire Hathaway, Inc. — Class B*	7,391	827,200
Wells Fargo & Co.	19,955	823,542
JPMorgan Chase & Co.	15,311	808,267
Citigroup, Inc.	12,331	591,517
Bank of America Corp.	43,672	561,622
American Express Co.	3,871	289,396
U.S. Bancorp	7,491	270,800
American International Group, Inc.*	5,984	267,484
Goldman Sachs Group, Inc.	1,742	263,477
MetLife, Inc.	4,440	203,174
Simon Property Group, Inc.	1,266	199,927
PNC Financial Services Group, Inc.	2,145	156,414
Capital One Financial Corp.	2,369	148,797
Prudential Financial, Inc.	1,893	138,246
Morgan Stanley	5,560	135,831
Bank of New York Mellon Corp.	4,707	132,031
BlackRock, Inc. — Class A	508	130,480
ACE Ltd.	1,380	123,482
Travelers Companies, Inc.	1,532	122,437
State Street Corp.	1,848	120,508
American Tower Corp. — Class A	1,606	117,511
Aflac, Inc.	1,896	110,196
BB&T Corp.	2,847	96,456
CME Group, Inc. — Class A	1,251	95,052
Charles Schwab Corp.	4,464	94,771
Discover Financial Services	1,984	94,518
Allstate Corp.	1,898	91,332
Public Storage	584	89,546
Marsh & McLennan Companies, Inc.	2,236	89,261
Chubb Corp.	1,052	89,052
HCP, Inc.	1,841	83,655
Ventas, Inc.	1,190	82,657
Aon plc	1,257	80,888
T. Rowe Price Group, Inc.	1,052	76,954
Health Care REIT, Inc.	1,148	76,950
Franklin Resources, Inc.	564	76,715
Prologis, Inc.	2,023	76,308
Equity Residential	1,303	75,652

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 88.3% (continued)
Financials - 14.7% (continued)
SunTrust Banks, Inc.	2,182	$68,886
AvalonBay Communities, Inc.	491	66,241
Ameriprise Financial, Inc.	812	65,675
Boston Properties, Inc.	617	65,075
Fifth Third Bancorp	3,544	63,969
Weyerhaeuser Co.	2,215	63,105
McGraw Hill Financial, Inc.	1,109	58,988
Invesco Ltd.	1,804	57,367
Progressive Corp.	2,249	57,170
Vornado Realty Trust	690	57,167
Hartford Financial Services Group, Inc.	1,846	57,078
M&T Bank Corp.	497	55,540
Loews Corp.	1,249	55,456
Regions Financial Corp.	5,730	54,607
IntercontinentalExchange, Inc.*	294	52,261
Host Hotels & Resorts, Inc.	3,017	50,897
Northern Trust Corp.	879	50,894
Moody's Corp.	787	47,952
Principal Financial Group, Inc.	1,122	42,019
SLM Corp.	1,804	41,239
KeyCorp	3,732	41,201
NYSE Euronext	985	40,779
Lincoln National Corp.	1,091	39,789
XL Group plc — Class A	1,175	35,626
Kimco Realty Corp.	1,661	35,595
Macerich Co.	563	34,326
Unum Group	1,085	31,866
Leucadia National Corp.	1,192	31,254
Plum Creek Timber Company, Inc.	666	31,082
Comerica, Inc.	759	30,231
CBRE Group, Inc. — Class A*	1,234	28,826
Cincinnati Financial Corp.	593	27,219
Huntington Bancshares, Inc.	3,402	26,808
Torchmark Corp.	377	24,558
Genworth Financial, Inc. — Class A*	1,999	22,809
Zions Bancorporation	749	21,631
People's United Financial, Inc.	1,374	20,473
Apartment Investment & Management Co. — Class A	594	17,844
Hudson City Bancorp, Inc.	1,927	17,651
Assurant, Inc.	312	15,884
NASDAQ OMX Group, Inc.	480	15,739
E*TRADE Financial Corp.*	1,163	14,724
Legg Mason, Inc.	459	14,234
Total Financials		9,663,841
Health Care - 11.2%
Johnson & Johnson	11,377	976,829
Pfizer, Inc.	27,036	757,278
Merck & Company, Inc.	12,235	568,316
Gilead Sciences, Inc.*	6,182	316,580
Amgen, Inc.	3,043	300,222
Bristol-Myers Squibb Co.	6,652	297,278
UnitedHealth Group, Inc.	4,135	270,760
AbbVie, Inc.	6,412	265,072
Abbott Laboratories	6,311	220,128
Medtronic, Inc.	4,101	211,078
Biogen Idec, Inc.*	967	208,098
Express Scripts Holding Co.*	3,312	204,318
Celgene Corp.*	1,694	198,046
Eli Lilly & Co.	4,012	197,069
Baxter International, Inc.	2,191	151,771
Thermo Fisher Scientific, Inc.	1,459	123,475
Covidien plc	1,909	119,962
McKesson Corp.	918	105,111
Allergan, Inc.	1,205	101,509
WellPoint, Inc.	1,224	100,172
Aetna, Inc.	1,534	97,470
Cigna Corp.	1,156	83,798
Intuitive Surgical, Inc.*	160	81,053
Becton Dickinson and Co.	787	77,779
Stryker Corp.	1,165	75,352
Alexion Pharmaceuticals, Inc.*	795	73,331
Regeneron Pharmaceuticals, Inc.*	309	69,488
Cardinal Health, Inc.	1,388	65,514
Actavis, Inc.*	517	65,256
Zoetis, Inc.	2,026	62,583
Agilent Technologies, Inc.	1,397	59,736
Cerner Corp.*	596	57,270
Humana, Inc.	636	53,666
AmerisourceBergen Corp. — Class A	942	52,592
St. Jude Medical, Inc.	1,145	52,246
Life Technologies Corp.*	700	51,807
Zimmer Holdings, Inc.	683	51,184
Boston Scientific Corp.*	5,464	50,651
Mylan, Inc.*	1,541	47,817
Perrigo Co.	360	43,560
DaVita HealthCare Partners, Inc.*	350	42,280
Forest Laboratories, Inc.*	955	39,155
Quest Diagnostics, Inc.	638	38,682
Laboratory Corporation of America Holdings*	383	38,338
Waters Corp.*	351	35,118
CR Bard, Inc.	310	33,691
CareFusion Corp.*	895	32,981
Edwards Lifesciences Corp.*	463	31,114
Varian Medical Systems, Inc.*	441	29,745
Hospira, Inc.*	669	25,629
DENTSPLY International, Inc.	580	23,757
Tenet Healthcare Corp.*	423	19,500
PerkinElmer, Inc.	456	14,820
Patterson Companies, Inc.	342	12,859
Total Health Care		7,382,894
Consumer Discretionary - 10.8%
Walt Disney Co.	7,293	460,552
Home Depot, Inc.	5,917	458,390
Comcast Corp. — Class A	10,668	446,776
Amazon.com, Inc.*	1,477	410,148
McDonald's Corp.	4,066	402,534
Twenty-First Century Fox, Inc. — Class A	8,066	262,952
Ford Motor Co.	15,921	246,298
Time Warner, Inc.	3,781	218,617
Starbucks Corp.	3,037	198,893
NIKE, Inc. — Class B	2,933	186,773
Target Corp.	2,605	179,380

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 88.3% (continued)
Consumer Discretionary - 10.8% (continued)
Lowe's Companies, Inc.	4,344	$177,670
Priceline.com, Inc.*	213	176,179
TJX Companies, Inc.	2,915	145,926
DIRECTV*	2,262	139,384
Time Warner Cable, Inc.	1,180	132,726
Yum! Brands, Inc.	1,824	126,476
Viacom, Inc. — Class B	1,812	123,307
CBS Corp. — Class B	2,313	113,036
General Motors Co.*	3,116	103,794
Johnson Controls, Inc.	2,777	99,389
Discovery Communications, Inc. — Class A*	991	76,515
Macy's, Inc.	1,557	74,736
VF Corp.	360	69,502
Omnicom Group, Inc.	1,049	65,951
Coach, Inc.	1,138	64,968
AutoZone, Inc.*	151	63,978
Mattel, Inc.	1,399	63,389
Bed Bath & Beyond, Inc.*	884	62,676
Dollar General Corp.*	1,224	61,726
Carnival Corp.	1,797	61,619
Delphi Automotive plc	1,181	59,865
Ross Stores, Inc.	895	58,005
O'Reilly Automotive, Inc.*	447	50,341
Harley-Davidson, Inc.	910	49,886
Starwood Hotels & Resorts Worldwide, Inc.	787	49,731
The Gap, Inc.	1,176	49,074
Netflix, Inc.*	232	48,973
Genuine Parts Co.	625	48,794
L Brands, Inc.	977	48,117
Dollar Tree, Inc.*	906	46,061
Chipotle Mexican Grill, Inc. — Class A*	124	45,179
Ralph Lauren Corp. — Class A	252	43,782
Staples, Inc.	2,687	42,615
CarMax, Inc.*	909	41,959
Kohl's Corp.	822	41,519
Wynn Resorts Ltd.	323	41,344
PVH Corp.	330	41,267
BorgWarner, Inc.*	472	40,663
Marriott International, Inc. — Class A	973	39,280
Whirlpool Corp.	326	37,281
Nordstrom, Inc.	599	35,904
Tiffany & Co.	489	35,619
Wyndham Worldwide Corp.	552	31,591
Newell Rubbermaid, Inc.	1,171	30,739
H&R Block, Inc.	1,106	30,692
Best Buy Company, Inc.	1,093	29,871
PetSmart, Inc.	425	28,471
TripAdvisor, Inc.*	452	27,513
Darden Restaurants, Inc.	533	26,906
PulteGroup, Inc.*	1,386	26,293
Interpublic Group of Companies, Inc.	1,735	25,244
Lennar Corp. — Class A	674	24,291
Family Dollar Stores, Inc.	389	24,239
DR Horton, Inc.	1,137	24,195
Scripps Networks Interactive, Inc. — Class A	351	23,433
Gannett Company, Inc.	928	22,699
Expedia, Inc.	374	22,496
Fossil Group, Inc.*	212	21,902
Hasbro, Inc.[1]	468	20,980
GameStop Corp. — Class A	488	20,511
Leggett & Platt, Inc.	586	18,219
Urban Outfitters, Inc.*	446	17,938
International Game Technology	1,057	17,662
Garmin Ltd.	444	16,055
Goodyear Tire & Rubber Co.*	994	15,198
Harman International Industries, Inc.	280	15,176
Cablevision Systems Corp. — Class A	880	14,802
Abercrombie & Fitch Co. — Class A	317	14,344
JC Penney Company, Inc.*	582	9,941
Washington Post Co. — Class B	19	9,192
AutoNation, Inc.*	161	6,986
Total Consumer Discretionary		7,087,098
Energy - 9.3%
Exxon Mobil Corp.	18,010	1,627,205
Chevron Corp.	7,860	930,152
Schlumberger Ltd.	5,383	385,745
ConocoPhillips	4,952	299,596
Occidental Petroleum Corp.	3,268	291,604
Anadarko Petroleum Corp.	2,030	174,439
Halliburton Co.	3,775	157,493
Phillips 66	2,510	147,864
EOG Resources, Inc.	1,105	145,506
Apache Corp.	1,587	133,038
National Oilwell Varco, Inc.	1,730	119,197
Marathon Oil Corp.	2,876	99,452
Kinder Morgan, Inc.	2,555	97,474
Marathon Petroleum Corp.	1,316	93,515
Spectra Energy Corp.	2,713	93,490
Williams Companies, Inc.	2,769	89,909
Noble Energy, Inc.	1,459	87,598
Baker Hughes, Inc.	1,790	82,573
Hess Corp.	1,209	80,386
Pioneer Natural Resources Co.	553	80,047
Devon Energy Corp.	1,528	79,273
Valero Energy Corp.	2,208	76,772
Cameron International Corp.*	1,005	61,466
Cabot Oil & Gas Corp.	850	60,367
Ensco plc — Class A	951	55,272
FMC Technologies, Inc.*	962	53,564
Southwestern Energy Co.*	1,429	52,201
Range Resources Corp.	660	51,031
Equities Corp.	610	48,416
Murphy Oil Corp.	732	44,571
Chesapeake Energy Corp.	2,106	42,920
Noble Corp.	1,029	38,670
Tesoro Corp.	556	29,090
Helmerich & Payne, Inc.	431	26,916
Denbury Resources, Inc.*	1,510	26,153

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 88.3% (continued)
Energy - 9.3% (continued)
CONSOL Energy, Inc.	933	$25,285
QEP Resources, Inc.	727	20,196
Diamond Offshore Drilling, Inc.	279	19,192
Nabors Industries Ltd.	1,198	18,341
Rowan Companies plc — Class A*	510	17,376
Peabody Energy Corp.	1,096	16,045
WPX Energy, Inc.*	811	15,360
Newfield Exploration Co.*	556	13,283
Total Energy		6,108,043
Consumer Staples - 9.2%
Procter & Gamble Co.	11,100	854,589
Coca-Cola Co.	15,521	622,548
Philip Morris International, Inc.	6,625	573,857
PepsiCo, Inc.	6,260	512,005
Wal-Mart Stores, Inc.	6,637	494,390
Altria Group, Inc.	8,142	284,889
CVS Caremark Corp.	4,957	283,441
Mondelez International, Inc. — Class A	7,234	206,386
Colgate-Palmolive Co.	3,554	203,609
Costco Wholesale Corp.	1,774	196,151
Walgreen Co.	3,495	154,479
Kimberly-Clark Corp.	1,558	151,344
Kraft Foods Group, Inc.	2,413	134,814
General Mills, Inc.	2,615	126,906
Archer-Daniels-Midland Co.	2,671	90,574
Sysco Corp.	2,401	82,018
Kroger Co.	2,104	72,672
Whole Foods Market, Inc.	1,396	71,866
Lorillard, Inc.	1,529	66,787
Kellogg Co.	1,030	66,157
Mead Johnson Nutrition Co. — Class A	816	64,652
Estee Lauder Companies, Inc. — Class A	978	64,323
Reynolds American, Inc.	1,292	62,494
ConAgra Foods, Inc.	1,688	58,962
Hershey Co.	605	54,014
JM Smucker Co.	437	45,077
Clorox Co.	532	44,230
Brown-Forman Corp. — Class B	617	41,679
Beam, Inc.	657	41,463
Dr Pepper Snapple Group, Inc.	828	38,030
McCormick & Company, Inc.	540	37,994
Avon Products, Inc.	1,757	36,950
Coca-Cola Enterprises, Inc.	1,045	36,742
Monster Beverage Corp.*	584	35,490
Constellation Brands, Inc. — Class A*	627	32,679
Campbell Soup Co.	726	32,518
Molson Coors Brewing Co. — Class B	632	30,248
Tyson Foods, Inc. — Class A	1,146	29,429
Safeway, Inc.	977	23,116
Hormel Foods Corp.	549	21,180
Total Consumer Staples		6,080,752
Industrials - 9.0%
General Electric Co.	41,890	971,429
United Technologies Corp.	3,429	318,691
Union Pacific Corp.	1,890	291,589
Boeing Co.	2,764	283,144
3M Co.	2,573	281,358
Honeywell International, Inc.	3,189	253,015
United Parcel Service, Inc. — Class B	2,874	248,543
Caterpillar, Inc.	2,665	219,837
Emerson Electric Co.	2,910	158,712
Danaher Corp.	2,356	149,135
Precision Castparts Corp.	589	133,120
Deere & Co.	1,571	127,644
Eaton Corporation plc	1,917	126,158
FedEx Corp.	1,194	117,705
Lockheed Martin Corp.	1,080	117,137
Illinois Tool Works, Inc.	1,681	116,275
General Dynamics Corp.	1,343	105,197
CSX Corp.	4,138	95,960
Norfolk Southern Corp.	1,278	92,847
Raytheon Co.	1,317	87,080
Northrop Grumman Corp.	954	78,991
Cummins, Inc.	716	77,657
PACCAR, Inc.	1,438	77,163
Waste Management, Inc.	1,775	71,585
Ingersoll-Rand plc	1,122	62,293
Tyco International Ltd.	1,881	61,979
WW Grainger, Inc.	240	60,523
Parker Hannifin Corp.	610	58,194
Dover Corp.	694	53,896
Stanley Black & Decker, Inc.	658	50,863
Fastenal Co.	1,096	50,252
Roper Industries, Inc.	402	49,936
Pentair Ltd.	824	47,537
Rockwell Automation, Inc.	571	47,473
Kansas City Southern	446	47,258
Republic Services, Inc. — Class A	1,200	40,728
Stericycle, Inc.*	355	39,203
Fluor Corp.	659	39,084
Southwest Airlines Co.	2,924	37,690
CH Robinson Worldwide, Inc.	651	36,658
ADT Corp.	885	35,267
Rockwell Collins, Inc.	554	35,129
Expeditors International of Washington, Inc.	839	31,890
L-3 Communications Holdings, Inc.	367	31,467
Flowserve Corp.	578	31,218
Pall Corp.	455	30,226
Jacobs Engineering Group, Inc.*	535	29,495
Textron, Inc.	1,124	29,280
Equifax, Inc.	488	28,758
Masco Corp.	1,450	28,261
Quanta Services, Inc.*	860	22,756
Joy Global, Inc.	433	21,013
Snap-on, Inc.	234	20,915
Xylem, Inc.	751	20,232
Cintas Corp.	423	19,264
Robert Half International, Inc.	577	19,174
Iron Mountain, Inc.	681	18,121
Avery Dennison Corp.	401	17,146

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 88.3% (continued)
Industrials - 9.0% (continued)
Dun & Bradstreet Corp.	165	$16,079
Ryder System, Inc.	210	12,766
Pitney Bowes, Inc.	814	11,950
Total Industrials		5,893,946
Utilities - 2.9%
Duke Energy Corp.	2,857	192,847
Southern Co.	3,522	155,425
NextEra Energy, Inc.	1,723	140,390
Dominion Resources, Inc.	2,342	133,072
Exelon Corp.	3,467	107,061
American Electric Power Company, Inc.	1,971	88,261
PG&E Corp.	1,788	81,765
Sempra Energy	914	74,729
PPL Corp.	2,396	72,503
Consolidated Edison, Inc.	1,184	69,039
Public Service Enterprise Group, Inc.	2,047	66,855
FirstEnergy Corp.	1,699	63,441
Edison International	1,316	63,379
Xcel Energy, Inc.	2,017	57,162
Northeast Utilities	1,279	53,744
Entergy Corp.	723	50,379
DTE Energy Co.	702	47,041
CenterPoint Energy, Inc.	1,739	40,849
Wisconsin Energy Corp.	926	37,957
NiSource, Inc.	1,263	36,172
NRG Energy, Inc.	1,311	35,004
ONEOK, Inc.	837	34,576
Ameren Corp.	982	33,820
AES Corp.	2,511	30,107
CMS Energy Corp.	1,072	29,126
SCANA Corp.	568	27,889
Pinnacle West Capital Corp.	442	24,518
AGL Resources, Inc.	479	20,530
Pepco Holdings, Inc.	1,010	20,362
Integrys Energy Group, Inc.	323	18,905
TECO Energy, Inc.	829	14,251
Total Utilities		1,921,159
Materials - 2.9%
Monsanto Co.	2,163	213,705
EI du Pont de Nemours & Co.	3,732	195,930
Dow Chemical Co.	4,905	157,794
Praxair, Inc.	1,198	137,961
Freeport-McMoRan Copper & Gold, Inc.	4,206	116,128
LyondellBasell Industries N.V. — Class A	1,541	102,107
Ecolab, Inc.	1,086	92,516
PPG Industries, Inc.	585	85,650
International Paper Co.	1,800	79,758
Air Products & Chemicals, Inc.	847	77,560
Sherwin-Williams Co.	352	62,163
Mosaic Co.	1,125	60,536
Newmont Mining Corp.	2,015	60,349
Nucor Corp.	1,288	55,796
Eastman Chemical Co.	627	43,896
CF Industries Holdings, Inc.	238	40,817
Sigma-Aldrich Corp.	489	39,296
FMC Corp.	556	33,949
Alcoa, Inc.	4,331	33,868
Vulcan Materials Co.	533	25,803
Airgas, Inc.	269	25,679
International Flavors & Fragrances, Inc.	334	25,103
Ball Corp.	604	25,090
MeadWestvaco Corp.	717	24,457
Sealed Air Corp.	793	18,992
Owens-Illinois, Inc.*	666	18,508
Bemis Company, Inc.	419	16,400
Allegheny Technologies, Inc.	438	11,524
United States Steel Corp.[1]	588	10,308
Cliffs Natural Resources, Inc.	620	10,075
Total Materials		1,901,718
Telecommunication Services - 2.5%
AT&T, Inc.	21,798	771,649
Verizon Communications, Inc.	11,589	583,390
CenturyLink, Inc.	2,467	87,208
Sprint Nextel Corp.*	12,222	85,799
Crown Castle International Corp.*	1,185	85,782
Windstream Corp.[1]	2,404	18,535
Frontier Communications Corp.[1]	4,042	16,370
Total Telecommunication Services		1,648,733
Total Common Stocks
(Cost $40,917,768)		58,011,159

	Face Amount
REPURCHASE AGREEMENTS††,2 - 5.6%
HSBC Group issued 06/28/13 at 0.07% due 07/01/13	$2,967,338	2,967,338
Mizuho Financial Group, Inc. issued 06/28/13 at 0.06% due 07/01/13	509,992	509,992
Deutsche Bank issued 06/28/13 at 0.06% due 07/01/13	207,023	207,023
Total Repurchase Agreements
(Cost $3,684,353)		3,684,353
SECURITIES LENDING COLLATERAL††,3 - 0.1%
Repurchase Agreements
HSBC Securities, Inc. issued 06/28/13 at 0.11% due 07/01/13	29,791	29,791
RBS Securities, Inc. issued 06/28/13 at 0.10% due 07/01/13	3,485	3,485
Total Securities Lending Collateral
(Cost $33,276)		33,276
Total Investments - 94.0%
(Cost $44,635,397)		$61,728,788
Other Assets & Liabilities, net - 6.0%		3,922,445
Total Net Assets - 100.0%		$65,651,233

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
September 2013 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $31,107,375)	390	$(626,039)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2013 S&P 500 Index Swap, Terminating 07/29/13 [4] (Notional Value $2,562,869)	1,596	$5,050
Credit Suisse Capital, LLC July 2013 S&P 500 Index Swap, Terminating 07/31/13 [4] (Notional Value $1,373,695)	855	(5,892)
Barclays Bank plc July 2013 S&P 500 Index Swap, Terminating 07/31/13 [4] (Notional Value $5,387,307)	3,354	(19,059)
(Total Notional Value $9,323,871)		$(19,901)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	Securities lending collateral — See Note 4.
[4]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company

REIT — Real Estate Investment Trust

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 99.6%
Gold - 66.6%
Newmont Mining Corp.	210,315	$6,298,935
Barrick Gold Corp.	384,392	6,050,331
Goldcorp, Inc.	205,493	5,081,842
Yamana Gold, Inc.[1]	361,163	3,434,660
Kinross Gold Corp.	576,779	2,941,573
Agnico Eagle Mines Ltd.	102,749	2,829,707
Randgold Resources Ltd. ADR	39,071	2,502,498
AngloGold Ashanti Ltd. ADR	174,923	2,501,399
Royal Gold, Inc.	55,360	2,329,549
Eldorado Gold Corp.	357,947	2,212,112
Allied Nevada Gold Corp.*	340,803	2,208,403
Gold Fields Ltd. ADR	399,128	2,095,422
IAMGOLD Corp.	483,155	2,092,061
New Gold, Inc.*	292,255	1,876,277
Cia de Minas Buenaventura S.A. ADR	124,780	1,841,753
AuRico Gold, Inc.*	363,739	1,589,539
Franco-Nevada Corp.[1]	43,046	1,539,755
Harmony Gold Mining Company Ltd. ADR	400,204	1,524,777
Gold Resource Corp.[1]	121,840	1,061,226
Novagold Resources, Inc.*,1	460,701	972,079
B2Gold Corp.	344,460	733,700
Seabridge Gold, Inc.*,1	77,497	730,797
Total Gold		54,448,395
Precious Metals & Minerals - 20.0%
Silver Wheaton Corp.[1]	191,331	3,763,481
Coeur Mining, Inc.*	144,723	1,924,816
Pan American Silver Corp.	164,798	1,918,249
Stillwater Mining Co.*	163,334	1,754,207
Hecla Mining Co.	554,719	1,653,063
First Majestic Silver Corp.*	141,105	1,494,302
Silver Standard Resources, Inc.*	186,503	1,182,429
Endeavour Silver Corp.*	270,096	926,429
Dominion Diamond Corp.*	65,171	920,866
McEwen Mining, Inc.*,1	508,327	853,989
Total Precious Metals & Minerals		16,391,831
Diversified Metals & Mining - 13.0%
Freeport-McMoRan Copper & Gold, Inc.	284,998	7,868,795
Southern Copper Corp.	100,683	2,780,864
Total Diversified Metals & Mining		10,649,659
Total Common Stocks
(Cost $65,371,307)		81,489,885
	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 10.2%
Repurchase Agreements
HSBC Securities, Inc. issued 06/28/13 at 0.11% due 07/01/13	$7,482,371	7,482,371
RBS Securities, Inc. issued 06/28/13 at 0.10% due 07/01/13	875,157	875,157
Total Securities Lending Collateral
(Cost $8,357,528)		8,357,528
Total Investments - 109.8%
(Cost $73,728,835)		$89,847,413
Other Assets & Liabilities, net - (9.8)%		(7,982,661)
Total Net Assets - 100.0%		$81,864,752

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 4.
[2]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 99.2%
Real Estate Investment Trusts (REITs) - 91.3%
Specialized REITs - 21.9%
Public Storage	1,663	$254,987
HCP, Inc.	5,021	228,154
Ventas, Inc.	3,280	227,829
Health Care REIT, Inc.	3,254	218,116
Host Hotels & Resorts, Inc.	10,287	173,542
Plum Creek Timber Company, Inc.	2,882	134,503
Rayonier, Inc.	2,288	126,732
Healthcare Trust of America, Inc. — Class A	9,961	111,862
Senior Housing Properties Trust	4,191	108,673
Extra Space Storage, Inc.	2,486	104,238
DiamondRock Hospitality Co.	11,113	103,573
Hospitality Properties Trust	3,630	95,396
Omega Healthcare Investors, Inc.	3,038	94,239
RLJ Lodging Trust	3,560	80,064
Healthcare Realty Trust, Inc.	2,943	75,047
LaSalle Hotel Properties	3,036	74,989
EPR Properties	1,479	74,349
Medical Properties Trust, Inc.	4,909	70,297
Sunstone Hotel Investors, Inc.*	5,701	68,868
Sovran Self Storage, Inc.	1,058	68,548
Strategic Hotels & Resorts, Inc.*	7,240	64,146
Potlatch Corp.	1,499	60,620
Pebblebrook Hotel Trust	2,320	59,972
LTC Properties, Inc.	1,460	57,013
Hersha Hospitality Trust — Class A	6,430	36,265
Aviv REIT, Inc.	1,420	35,912
Total Specialized REITs		2,807,934
Retail REITs - 18.3%
Simon Property Group, Inc.	2,151	339,686
General Growth Properties, Inc.	12,368	245,752
Kimco Realty Corp.	6,721	144,031
Macerich Co.	2,330	142,060
Taubman Centers, Inc.	1,879	141,207
Realty Income Corp.	3,315	138,965
Federal Realty Investment Trust	1,255	130,118
CBL & Associates Properties, Inc.	5,761	123,401
Retail Properties of America, Inc. — Class A	8,258	117,924
DDR Corp.	7,077	117,832
Equity One, Inc.	5,173	117,065
Regency Centers Corp.	2,115	107,463
National Retail Properties, Inc.	2,853	98,143
Weingarten Realty Investors	3,143	96,710
Tanger Factory Outlet Centers	2,576	86,193
Glimcher Realty Trust	5,473	59,765
Acadia Realty Trust	2,260	55,799
Pennsylvania Real Estate Investment Trust	2,870	54,186
Inland Real Estate Corp.	3,620	36,996
Total Retail REITs		2,353,296
Office REITs - 13.2%
Boston Properties, Inc.	1,886	198,916
SL Green Realty Corp.	1,596	140,751
Digital Realty Trust, Inc.	2,298	140,178
Lexington Realty Trust	9,543	111,462
Duke Realty Corp.	7,053	109,956
Alexandria Real Estate Equities, Inc.	1,601	105,218
Kilroy Realty Corp.	1,846	97,856
BioMed Realty Trust, Inc.	4,690	94,879
Douglas Emmett, Inc.	3,670	91,567
Highwoods Properties, Inc.	2,370	84,396
Piedmont Office Realty Trust, Inc. — Class A	4,706	84,143
CommonWealth REIT	3,382	78,192
Mack-Cali Realty Corp.	2,945	72,123
Corporate Office Properties Trust	2,824	72,012
Brandywine Realty Trust	5,249	70,966
Government Properties Income Trust	2,280	57,502
Hudson Pacific Properties, Inc.	2,458	52,306
Parkway Properties, Inc.	2,160	36,202
Total Office REITs		1,698,625
Residential REITs - 12.7%
Equity Residential	4,589	266,437
AvalonBay Communities, Inc.	1,775	239,465
UDR, Inc.	4,908	125,105
Camden Property Trust	1,730	119,612
Essex Property Trust, Inc.	750	119,190
Apartment Investment & Management Co. — Class A	3,424	102,857
American Campus Communities, Inc.	2,493	101,365
BRE Properties, Inc.	1,935	96,789
Home Properties, Inc.	1,369	89,492
Equity Lifestyle Properties, Inc.	1,121	88,099
Mid-America Apartment Communities, Inc.	1,244	84,306
Post Properties, Inc.	1,633	80,817
Education Realty Trust, Inc.	5,150	52,685
Silver Bay Realty Trust Corp.	2,298	38,055
American Residential Properties, Inc.*	1,950	33,540
Total Residential REITs		1,637,814
Mortgage REITs - 9.9%
Annaly Capital Management, Inc.	13,014	163,585
American Capital Agency Corp.	6,243	143,527
Starwood Property Trust, Inc.	4,022	99,545
New Residential Investment Corp.	14,700	99,078
MFA Financial, Inc.	9,903	83,680
Hatteras Financial Corp.	2,907	71,628
Invesco Mortgage Capital, Inc.	4,159	68,873
NorthStar Realty Finance Corp.	7,280	66,248
ARMOUR Residential REIT, Inc.	13,590	64,009
Newcastle Investment Corp.	11,490	60,093
CYS Investments, Inc.	6,216	57,249
Redwood Trust, Inc.	3,260	55,420
Colony Financial, Inc.	2,750	54,698
PennyMac Mortgage Investment Trust	2,590	54,520
American Capital Mortgage Investment Corp.	2,650	47,621
iStar Financial, Inc.*	4,160	46,966

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Real Estate Investment Trusts (REITs) - 91.3% (continued)
Mortgage REITs - 9.9% (continued)
Apollo Commercial Real Estate Finance, Inc.	2,210	$35,095
Total Mortgage REITs		1,271,835
Diversifed REITs - 6.0%
Vornado Realty Trust	2,371	196,438
WP Carey, Inc.	2,090	138,295
American Realty Capital Properties, Inc.	7,340	112,008
Liberty Property Trust	2,776	102,601
Spirit Realty Capital, Inc.	5,100	90,372
Colonial Properties Trust	3,031	73,108
Cousins Properties, Inc.	5,220	52,722
Total Diversifed REITs		765,544
Industrial REITs - 4.2%
Prologis, Inc.	5,669	213,834
DCT Industrial Trust, Inc.	14,580	104,247
EastGroup Properties, Inc.	1,121	63,079
First Industrial Realty Trust, Inc.	4,140	62,804
DuPont Fabros Technology, Inc.	2,539	61,317
STAG Industrial, Inc.	1,750	34,913
Total Industrial REITs		540,194
Wireless Telecommunication Services - 2.1%
American Tower Corp. — Class A	3,604	263,705
Forest Products - 1.5%
Weyerhaeuser Co.	6,759	192,564
Hotels, Resorts & Cruise Lines - 0.8%
Ryman Hospitality Properties	2,770	108,058
Security & Alarm Services - 0.7%
Corrections Corporation of America	2,598	88,003
Total Real Estate Investment Trusts (REITs)		11,727,572
Real Estate Management & Development - 7.1%
Real Estate Services - 2.7%
Realogy Holdings Corp.*	3,384	162,568
Jones Lang LaSalle, Inc.	1,038	94,603
Altisource Portfolio Solutions S.A.*	1,005	94,550
Total Real Estate Services		351,721
Real Estate Operating Companies - 2.0%
Brookfield Office Properties, Inc.	8,296	138,377
Forest City Enterprises, Inc. — Class A*	6,912	123,794
Total Real Estate Operating Companies		262,171
Diversified Real Estate Activities - 1.3%
Brookfield Asset Management, Inc. — Class A	2,980	107,340
St. Joe Co.*	3,128	65,844
Total Diversified Real Estate Activities		173,184
Real Estate Development - 1.1%
Howard Hughes Corp.*	1,280	143,475
Total Real Estate Management & Development		930,551
Internet Software & Services - 0.8%
Zillow, Inc. — Class A*	1,830	103,029
Total Common Stocks
(Cost $8,003,371)		12,761,152
Total Investments - 99.2%
(Cost $8,003,371)		$12,761,152
Other Assets & Liabilities, net - 0.8%		100,028
Total Net Assets - 100.0%		$12,861,180

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

REIT	Real Estate Investment Trust

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 99.5%
Apparel Retail - 15.6%
TJX Companies, Inc.	8,792	$440,128
The Gap, Inc.	9,189	383,457
L Brands, Inc.	6,357	313,082
Ross Stores, Inc.	3,820	247,574
Francesca's Holdings Corp.*	8,010	222,598
Urban Outfitters, Inc.*	5,289	212,724
Foot Locker, Inc.	5,533	194,374
American Eagle Outfitters, Inc.	8,870	161,966
Abercrombie & Fitch Co. — Class A	3,536	160,004
DSW, Inc. — Class A	2,165	159,063
Chico's FAS, Inc.	8,506	145,112
Ascena Retail Group, Inc.*	8,076	140,926
Guess?, Inc.	4,540	140,876
Buckle, Inc.	2,633	136,969
Finish Line, Inc. — Class A	4,206	91,943
Jos. A. Bank Clothiers, Inc.*	2,223	91,854
Stage Stores, Inc.	3,250	76,375
Men's Wearhouse, Inc.	1,083	40,992
Express, Inc.*	1,830	38,375
Genesco, Inc.*	441	29,543
ANN, Inc.*	862	28,618
Children's Place Retail Stores, Inc.*	278	15,234
Aeropostale, Inc.*	835	11,523
Total Apparel Retail		3,483,310
Internet Retail - 15.2%
Amazon.com, Inc.*	3,487	968,306
Priceline.com, Inc.*	588	486,352
TripAdvisor, Inc.*	6,065	369,177
Expedia, Inc.	5,955	358,193
Groupon, Inc. — Class A*	40,659	345,602
Netflix, Inc.*	1,361	287,293
HomeAway, Inc.*	8,340	269,716
Ctrip.com International Ltd. ADR*	5,180	169,023
Shutterfly, Inc.*	2,360	131,664
Total Internet Retail		3,385,326
Specialty Stores - 11.6%
Sally Beauty Holdings, Inc.*	10,476	325,804
Staples, Inc.	17,905	283,973
GNC Holdings, Inc. — Class A	6,340	280,291
PetSmart, Inc.	3,402	227,900
Ulta Salon Cosmetics & Fragrance, Inc.*	2,245	224,859
Dick's Sporting Goods, Inc.	4,287	214,607
Tiffany & Co.	2,603	189,603
Barnes & Noble, Inc.*	11,250	179,550
Tractor Supply Co.	1,461	171,828
Five Below, Inc.*	3,110	114,324
Cabela's, Inc.*	1,624	105,170
Vitamin Shoppe, Inc.*	2,231	100,038
OfficeMax, Inc.	7,790	79,692
Signet Jewelers Ltd.	1,148	77,410
Hibbett Sports, Inc.*	420	23,310
Total Specialty Stores		2,598,359
Hypermarkets & Super Centers - 9.6%
Wal-Mart Stores, Inc.	17,120	1,275,270
Costco Wholesale Corp.	5,497	607,803
PriceSmart, Inc.	1,580	138,455
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	3,022	137,380
Total Hypermarkets & Super Centers		2,158,908
Automotive Retail - 8.0%
AutoNation, Inc.*	7,274	315,618
CarMax, Inc.*	6,177	285,130
O'Reilly Automotive, Inc.*	2,003	225,578
AutoZone, Inc.*	530	224,556
Advance Auto Parts, Inc.	2,511	203,818
Penske Automotive Group, Inc.	4,740	144,760
CST Brands, Inc.	4,140	127,553
Asbury Automotive Group, Inc.*	3,010	120,701
Monro Muffler Brake, Inc.	2,170	104,269
Group 1 Automotive, Inc.	407	26,182
Total Automotive Retail		1,778,165
Home Improvement Retail - 7.5%
Home Depot, Inc.	11,053	856,275
Lowe's Companies, Inc.	14,155	578,940
Lumber Liquidators Holdings, Inc.*	1,600	124,592
Tile Shop Holdings, Inc.	4,180	121,053
Total Home Improvement Retail		1,680,860
General Merchandise Stores - 7.2%
Target Corp.	8,254	568,371
Dollar General Corp.*	9,271	467,537
Family Dollar Stores, Inc.	3,720	231,793
Dollar Tree, Inc.*	4,210	214,036
Big Lots, Inc.*	3,698	116,598
Total General Merchandise Stores		1,598,335
Department Stores - 7.0%
Macy's, Inc.	7,818	375,264
Sears Holdings Corp.*,1	6,880	289,510
Kohl's Corp.	5,719	288,867
Nordstrom, Inc.	3,671	220,040
JC Penney Company, Inc.	10,239	174,882
Saks, Inc.*	9,140	124,670
Dillard's, Inc. — Class A	1,219	99,921
Total Department Stores		1,573,154
Drug Retail - 5.8%
CVS Caremark Corp.	11,317	647,106
Walgreen Co.	14,496	640,723
Total Drug Retail		1,287,829
Homefurnishing Retail - 5.0%
Bed Bath & Beyond, Inc.*	4,798	340,178
Williams-Sonoma, Inc.	5,748	321,256
Aaron's, Inc.	4,447	124,560
Restoration Hardware Holdings, Inc.*	1,640	123,000
Mattress Firm Holding Corp.*	2,980	120,094
Pier 1 Imports, Inc.	2,628	61,732
Select Comfort Corp.*	1,017	25,486
Total Homefurnishing Retail		1,116,306
Computer & Electronics Retail - 3.3%
Best Buy Company, Inc.	9,715	265,511
Conn's, Inc.*	4,490	232,402
GameStop Corp. — Class A	4,405	185,142

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Computer & Electronics Retail - 3.3% (continued)
Rent-A-Center, Inc. — Class A	1,356	$50,918
Total Computer & Electronics Retail		733,973
Distributors - 2.0%
Genuine Parts Co.	2,883	225,076
LKQ Corp.*	6,340	163,255
Pool Corp.	1,140	59,747
Total Distributors		448,078
Catalog Retail - 1.7%
Liberty Interactive Corp. — Class A*	13,213	304,031
HSN, Inc.	1,330	71,448
Total Catalog Retail		375,479
Total Common Stocks
(Cost $15,021,462)		22,218,082
	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 0.4%
Repurchase Agreements
HSBC Securities, Inc. issued 06/28/13 at 0.11% due 07/01/13	$84,213	84,213
RBS Securities, Inc. issued 06/28/13 at 0.10% due 07/01/13	9,850	9,850
Total Securities Lending Collateral
(Cost $94,063)		94,063
Total Investments - 99.9%
(Cost $15,115,525)		$22,312,145
Other Assets & Liabilities, net - 0.1%		21,290
Total Net Assets - 100.0%		$22,333,435

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 4.
[2]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 88.9%
Financials - 20.8%
FirstMerit Corp.	3,404	$68,181
Prosperity Bancshares, Inc.	1,244	64,426
Highwoods Properties, Inc.	1,691	60,217
CNO Financial Group, Inc.	4,569	59,214
RLJ Lodging Trust	2,544	57,214
Prospect Capital Corp.	5,005	54,055
Portfolio Recovery Associates, Inc.*	343	52,694
Hancock Holding Co.	1,749	52,591
Chambers Street Properties	5,120	51,201
Geo Group, Inc.	1,473	50,008
Susquehanna Bancshares, Inc.	3,835	49,279
First American Financial Corp.	2,222	48,973
EPR Properties	965	48,510
LaSalle Hotel Properties	1,962	48,461
American Realty Capital Properties, Inc.	3,170	48,374
Webster Financial Corp.	1,858	47,712
Healthcare Realty Trust, Inc.	1,855	47,303
Stifel Financial Corp.*	1,303	46,478
Invesco Mortgage Capital, Inc.	2,777	45,988
Financial Engines, Inc.	1,003	45,728
Medical Properties Trust, Inc.	3,089	44,234
Primerica, Inc.	1,175	43,992
Colonial Properties Trust	1,818	43,850
CubeSmart	2,737	43,737
DCT Industrial Trust, Inc.	5,977	42,735
Sovran Self Storage, Inc.	651	42,178
Radian Group, Inc.	3,551	41,262
Lexington Realty Trust	3,468	40,506
MGIC Investment Corp.*	6,670	40,486
Sunstone Hotel Investors, Inc.*	3,351	40,480
Platinum Underwriters Holdings Ltd.	656	37,536
DiamondRock Hospitality Co.	4,020	37,466
Texas Capital Bancshares, Inc.*	841	37,306
Capitol Federal Financial, Inc.	3,060	37,148
UMB Financial Corp.	666	37,076
NorthStar Realty Finance Corp.	4,072	37,055
Washington Real Estate Investment Trust	1,367	36,786
Sun Communities, Inc.	737	36,673
First Financial Bankshares, Inc.	653	36,346
ARMOUR Residential REIT, Inc.	7,688	36,210
MarketAxess Holdings, Inc.	772	36,091
FNB Corp.	2,984	36,047
Apollo Investment Corp.	4,619	35,751
Alexander & Baldwin, Inc.*	890	35,378
Ryman Hospitality Properties	905	35,304
EastGroup Properties, Inc.	624	35,112
New Residential Investment Corp.	5,200	35,048
BancorpSouth, Inc.	1,957	34,639
Umpqua Holdings Corp.	2,298	34,493
Potlatch Corp.	837	33,848
Trustmark Corp.	1,377	33,847
RLI Corp.	439	33,544
First Industrial Realty Trust, Inc.	2,211	33,541
CYS Investments, Inc.	3,587	33,036
Strategic Hotels & Resorts, Inc.*	3,728	33,030
Cathay General Bancorp	1,622	33,008
IBERIABANK Corp.	615	32,970
Glacier Bancorp, Inc.	1,480	32,841
Pebblebrook Hotel Trust	1,261	32,597
Glimcher Realty Trust	2,966	32,390
DuPont Fabros Technology, Inc.	1,286	31,057
National Health Investors, Inc.	509	30,469
MB Financial, Inc.	1,131	30,311
First Cash Financial Services, Inc.*	597	29,377
Wintrust Financial Corp.	765	29,284
Old National Bancorp	2,089	28,891
Redwood Trust, Inc.	1,691	28,747
Government Properties Income Trust	1,125	28,373
PrivateBancorp, Inc. — Class A	1,333	28,273
Equity One, Inc.	1,241	28,084
Home Loan Servicing Solutions Ltd.	1,171	28,069
Acadia Realty Trust	1,136	28,048
LTC Properties, Inc.	710	27,726
Bank of the Ozarks, Inc.	639	27,688
EverBank Financial Corp.	1,659	27,473
United Bankshares, Inc.[1]	1,035	27,376
PS Business Parks, Inc.	374	26,992
Symetra Financial Corp.	1,674	26,767
Cash America International, Inc.	588	26,730
Greenhill & Company, Inc.	583	26,666
Pennsylvania Real Estate Investment Trust	1,401	26,451
Colony Financial, Inc.	1,328	26,414
Enstar Group Ltd.*	198	26,330
Selective Insurance Group, Inc.	1,142	26,289
Janus Capital Group, Inc.	3,070	26,126
Northwest Bancshares, Inc.	1,925	26,007
Fifth Street Finance Corp.	2,480	25,916
Walter Investment Management Corp.*	763	25,797
Evercore Partners, Inc. — Class A	652	25,611
PennyMac Mortgage Investment Trust	1,214	25,555
Westamerica Bancorporation	554	25,312
Community Bank System, Inc.	820	25,297
Columbia Banking System, Inc.	1,045	24,881
International Bancshares Corp.	1,100	24,838
Franklin Street Properties Corp.	1,852	24,446
National Penn Bancshares, Inc.	2,404	24,425
Tower Group International Ltd.	1,180	24,202
Home BancShares, Inc.	928	24,100
Western Alliance Bancorporation*	1,520	24,062
Education Realty Trust, Inc.	2,349	24,030
PHH Corp.*	1,176	23,967
WisdomTree Investments, Inc.*	2,068	23,927
Montpelier Re Holdings Ltd.	954	23,860
PacWest Bancorp	778	23,846
Capstead Mortgage Corp.	1,962	23,740
Argo Group International Holdings Ltd.	557	23,611

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 88.9% (continued)
Financials - 20.8% (continued)
Hersha Hospitality Trust — Class A	4,167	$23,502
BBCN Bancorp, Inc.	1,624	23,093
Cousins Properties, Inc.	2,203	22,250
CVB Financial Corp.	1,887	22,191
Ambac Financial Group, Inc.*	930	22,162
American Capital Mortgage Investment Corp.	1,214	21,816
American Assets Trust, Inc.	694	21,417
Solar Capital Ltd.	925	21,358
First Midwest Bancorp, Inc.	1,545	21,197
National Bank Holdings Corp. — Class A	1,070	21,079
Hilltop Holdings, Inc.*	1,279	20,976
Spirit Realty Capital, Inc.	1,180	20,910
National Financial Partners Corp.*	821	20,780
Amtrust Financial Services, Inc.	582	20,777
Chesapeake Lodging Trust	998	20,748
American Equity Investment Life Holding Co.	1,320	20,724
Virtus Investment Partners, Inc.*	117	20,624
Investors Bancorp, Inc.	958	20,195
Sabra Health Care REIT, Inc.	770	20,105
Main Street Capital Corp.	718	19,881
Horace Mann Educators Corp.	815	19,870
iStar Financial, Inc.*	1,745	19,701
Astoria Financial Corp.	1,814	19,555
Provident Financial Services, Inc.	1,225	19,331
Ramco-Gershenson Properties Trust	1,225	19,024
Retail Opportunity Investments Corp.	1,366	18,987
NBT Bancorp, Inc.	896	18,968
Hudson Pacific Properties, Inc.	890	18,939
Pinnacle Financial Partners, Inc.*	725	18,640
Kennedy-Wilson Holdings, Inc.	1,080	17,971
SCBT Financial Corp.	355	17,888
Inland Real Estate Corp.	1,750	17,885
Investors Real Estate Trust	2,072	17,819
EZCORP, Inc. — Class A*	1,051	17,741
First Financial Bancorp	1,187	17,686
Hercules Technology Growth Capital, Inc.	1,263	17,606
Boston Private Financial Holdings, Inc.	1,635	17,396
STAG Industrial, Inc.	860	17,157
Nelnet, Inc. — Class A	473	17,071
ViewPoint Financial Group, Inc.	819	17,043
OFG Bancorp	934	16,915
Anworth Mortgage Asset Corp.	2,981	16,694
Associated Estates Realty Corp.	1,035	16,643
Sterling Financial Corp.	697	16,575
World Acceptance Corp.*	189	16,432
Independent Bank Corp.	473	16,319
Resource Capital Corp.	2,613	16,070
Park National Corp.	233	16,028
Encore Capital Group, Inc.*	483	15,992
First Potomac Realty Trust	1,210	15,803
Employers Holdings, Inc.	634	15,501
Triangle Capital Corp.	563	15,488
Credit Acceptance Corp.*	147	15,442
CapLease, Inc.	1,822	15,378
BGC Partners, Inc. — Class A	2,609	15,367
Campus Crest Communities, Inc.	1,328	15,325
PennantPark Investment Corp.	1,366	15,094
FelCor Lodging Trust, Inc.*	2,550	15,071
Parkway Properties, Inc.	894	14,983
First Commonwealth Financial Corp.	2,017	14,865
Chemical Financial Corp.	563	14,632
Oritani Financial Corp.	930	14,582
Berkshire Hills Bancorp, Inc.	516	14,324
Greenlight Capital Re Ltd. — Class A*	583	14,301
BlackRock Kelso Capital Corp.	1,521	14,237
Forestar Group, Inc.*	709	14,223
WesBanco, Inc.	538	14,219
Northfield Bancorp, Inc.	1,198	14,041
Infinity Property & Casualty Corp.	233	13,924
Coresite Realty Corp.	431	13,710
Banner Corp.	402	13,584
Tompkins Financial Corp.	299	13,512
Banco Latinoamericano de Comercio Exterior S.A. — Class E	599	13,412
Cohen & Steers, Inc.	392	13,320
Summit Hotel Properties, Inc.	1,351	12,767
Safety Insurance Group, Inc.	263	12,758
City Holding Co.	325	12,659
Excel Trust, Inc.	987	12,643
Renasant Corp.	518	12,608
Knight Capital Group, Inc. — Class A*	3,507	12,590
Golub Capital BDC, Inc.	716	12,530
Brookline Bancorp, Inc.	1,441	12,508
FXCM, Inc. — Class A1	749	12,291
Navigators Group, Inc.*	215	12,264
Ashford Hospitality Trust, Inc.	1,071	12,263
AMERISAFE, Inc.	376	12,179
S&T Bancorp, Inc.	615	12,054
Alexander's, Inc.	41	12,042
HFF, Inc. — Class A	676	12,013
Apollo Commercial Real Estate Finance, Inc.	755	11,989
Netspend Holdings, Inc.*	727	11,610
DFC Global Corp.*	837	11,559
Dynex Capital, Inc.	1,134	11,555
Hanmi Financial Corp.*	653	11,539
Maiden Holdings Ltd.	1,027	11,523
BofI Holding, Inc.*	251	11,501
Stewart Information Services Corp.	439	11,497
Piper Jaffray Cos.*	359	11,348
Kite Realty Group Trust	1,879	11,330
Sandy Spring Bancorp, Inc.	514	11,113
United Community Banks, Inc.*	886	11,004
AG Mortgage Investment Trust, Inc.	579	10,891
Apollo Residential Mortgage, Inc.	660	10,877
RAIT Financial Trust	1,439	10,821
Getty Realty Corp.	524	10,821

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 88.9% (continued)
Financials - 20.8% (continued)
Investment Technology Group, Inc.*	768	$10,737
Universal Health Realty Income Trust	248	10,696
United Fire Group, Inc.	428	10,627
Green Dot Corp. — Class A*	530	10,574
TrustCo Bank Corp. NY	1,932	10,510
First BanCorp*	1,481	10,485
Flushing Financial Corp.	632	10,396
Eagle Bancorp, Inc.*	464	10,384
TICC Capital Corp.	1,078	10,370
Urstadt Biddle Properties, Inc. — Class A	514	10,367
Community Trust Bancorp, Inc.	290	10,330
First Merchants Corp.	591	10,136
Select Income REIT	360	10,094
Bancorp, Inc.*	672	10,073
Dime Community Bancshares, Inc.	657	10,065
State Bank Financial Corp.	658	9,890
PICO Holdings, Inc.*	471	9,872
Capital Bank Financial Corp. — Class A*	510	9,685
Lakeland Financial Corp.	336	9,324
StellarOne Corp.	470	9,236
Capital Southwest Corp.	67	9,235
New Mountain Finance Corp.	646	9,147
Rouse Properties, Inc.	466	9,143
Cardinal Financial Corp.	624	9,135
eHealth, Inc.*	402	9,133
TCP Capital Corp.	531	8,905
ICG Group, Inc.*	780	8,892
New York Mortgage Trust, Inc.	1,310	8,869
Simmons First National Corp. — Class A	337	8,792
Western Asset Mortgage Capital Corp.	503	8,782
Southside Bancshares, Inc.	367	8,764
Arlington Asset Investment Corp. — Class A	325	8,691
Altisource Residential Corp.*	520	8,679
Monmouth Real Estate Investment Corp. — Class A	876	8,646
Provident New York Bancorp	915	8,546
Union First Market Bankshares Corp.	413	8,504
Washington Trust Bancorp, Inc.	297	8,470
Wilshire Bancorp, Inc.	1,278	8,460
Heartland Financial USA, Inc.	302	8,302
WSFS Financial Corp.	158	8,278
Meadowbrook Insurance Group, Inc.	1,028	8,255
THL Credit, Inc.	542	8,233
Ameris Bancorp*	488	8,223
Tejon Ranch Co.*	287	8,177
National Western Life Insurance Co. — Class A	43	8,164
CyrusOne, Inc.	390	8,089
Central Pacific Financial Corp.*	447	8,046
TowneBank	545	8,022
Medley Capital Corp.	590	8,012
FBL Financial Group, Inc. — Class A	183	7,962
Agree Realty Corp.	268	7,911
Virginia Commerce Bancorp, Inc.*	554	7,734
Cedar Realty Trust, Inc.	1,486	7,697
MCG Capital Corp.	1,467	7,643
First Interstate Bancsystem, Inc. — Class A	359	7,442
Terreno Realty Corp.	398	7,375
Sterling Bancorp	634	7,367
Rockville Financial, Inc.	561	7,338
HomeTrust Bancshares, Inc.*	432	7,327
1st Source Corp.	306	7,271
NewStar Financial, Inc.*	543	7,233
Winthrop Realty Trust	596	7,170
First Financial Holdings, Inc.	338	7,169
SY Bancorp, Inc.	292	7,163
First Financial Corp.	228	7,066
Trico Bancshares	330	7,039
Saul Centers, Inc.	158	7,025
BancFirst Corp.	150	6,983
Safeguard Scientifics, Inc.*	434	6,966
OneBeacon Insurance Group Ltd. — Class A	469	6,791
Bryn Mawr Bank Corp.	280	6,700
First Busey Corp.	1,486	6,687
Customers Bancorp, Inc.*	410	6,663
GAMCO Investors, Inc. — Class A	120	6,649
KCAP Financial, Inc.	582	6,553
Univest Corporation of Pennsylvania	340	6,484
Lakeland Bancorp, Inc.	618	6,446
AmREIT, Inc. — Class B	330	6,382
Chatham Lodging Trust	364	6,254
Westwood Holdings Group, Inc.	145	6,223
Federal Agricultural Mortgage Corp. — Class C	214	6,180
MVC Capital, Inc.	488	6,144
United Financial Bancorp, Inc.	405	6,136
Aviv REIT, Inc.	240	6,070
CoBiz Financial, Inc.	731	6,067
Taylor Capital Group, Inc.*	355	5,996
Walker & Dunlop, Inc.*	342	5,985
Enterprise Financial Services Corp.	371	5,921
German American Bancorp, Inc.	260	5,855
Metro Bancorp, Inc.*	292	5,849
HCI Group, Inc.	190	5,837
Cowen Group, Inc. — Class A*	2,004	5,812
First Community Bancshares, Inc.	368	5,770
Great Southern Bancorp, Inc.	214	5,769
HomeStreet, Inc.	267	5,727
Flagstar Bancorp, Inc.*	410	5,724
Hudson Valley Holding Corp.	336	5,705
First Bancorp	401	5,654
American Safety Insurance Holdings Ltd.*	194	5,616

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 88.9% (continued)
Financials - 20.8% (continued)
GFI Group, Inc.	1,434	$5,607
Whitestone REIT — Class B	355	5,595
MainSource Financial Group, Inc.	415	5,573
Beneficial Mutual Bancorp, Inc.*	659	5,536
PennyMac Financial Services, Inc. — Class A*	260	5,530
State Auto Financial Corp.	304	5,524
Gramercy Property Trust, Inc.*	1,216	5,472
Camden National Corp.	154	5,462
Park Sterling Corp.*	920	5,437
One Liberty Properties, Inc.	246	5,402
Bank Mutual Corp.	956	5,392
Centerstate Banks, Inc.	621	5,390
Arrow Financial Corp.	216	5,346
Southwest Bancorp, Inc.*	405	5,346
Fidus Investment Corp.	285	5,332
Citizens, Inc.*	891	5,328
Financial Institutions, Inc.	287	5,284
Diamond Hill Investment Group, Inc.	62	5,273
Medallion Financial Corp.	379	5,272
Silver Bay Realty Trust Corp.	318	5,266
First of Long Island Corp.	158	5,244
National Bankshares, Inc.	144	5,116
OmniAmerican Bancorp, Inc.*	232	5,111
International. FCStone, Inc.*	291	5,078
Manning & Napier, Inc. — Class A	284	5,044
Phoenix Companies, Inc.*	117	5,031
Territorial Bancorp, Inc.	219	4,952
Citizens & Northern Corp.	255	4,927
American Residential Properties, Inc.*	280	4,816
Gladstone Commercial Corp.	258	4,809
First Connecticut Bancorp, Inc.	345	4,802
Peoples Bancorp, Inc.	222	4,680
Charter Financial Corp.	464	4,677
First Defiance Financial Corp.	206	4,645
Armada Hoffler Properties, Inc.	390	4,594
Washington Banking Co.	322	4,572
FBR & Co.*	181	4,572
Baldwin & Lyons, Inc. — Class B	188	4,565
Consolidated-Tomoka Land Co.	119	4,541
Global Indemnity plc — Class A*	191	4,498
Heritage Financial Corp.	307	4,498
Bank of Marin Bancorp	112	4,480
OceanFirst Financial Corp.	286	4,447
CNB Financial Corp.	258	4,371
Ames National Corp.	192	4,370
Pacific Continental Corp.	368	4,342
BNC Bancorp	380	4,340
Fox Chase Bancorp, Inc.	253	4,301
Solar Senior Capital Ltd.	233	4,290
Calamos Asset Management, Inc. — Class A	408	4,284
Universal Insurance Holdings, Inc.	604	4,276
Republic Bancorp, Inc. — Class A	195	4,274
Yadkin Financial Corp.*	300	4,212
Bridge Bancorp, Inc.	185	4,163
1st United Bancorp, Inc.	618	4,153
National Interstate Corp.	139	4,066
Preferred Bank/Los Angeles CA*	245	4,038
Gladstone Investment Corp.	547	4,020
Franklin Financial Corp.	221	3,980
Oppenheimer Holdings, Inc. — Class A	209	3,979
Marlin Business Services Corp.	174	3,964
Pacific Premier Bancorp, Inc.*	320	3,910
JAVELIN Mortgage Investment Corp.	274	3,861
C&F Financial Corp.	69	3,845
Suffolk Bancorp*	235	3,840
West Bancorporation, Inc.	324	3,807
Home Federal Bancorp, Inc.	297	3,784
United Community Financial Corp.*	810	3,767
Sierra Bancorp	253	3,744
BankFinancial Corp.	436	3,706
MPG Office Trust, Inc.*	1,180	3,705
Stellus Capital Investment Corp.	246	3,702
American National Bankshares, Inc.	158	3,672
Bank of Kentucky Financial Corp.	129	3,669
Horizon Bancorp	177	3,613
Hannon Armstrong Sustainable Infrastructure Capital, Inc.*	300	3,564
Gladstone Capital Corp.	435	3,554
Firsthand Technology Value Fund, Inc.*	178	3,535
Ladenburg Thalmann Financial Services, Inc.*	2,114	3,488
First Financial Northwest, Inc.	338	3,485
Guaranty Bancorp	301	3,416
AV Homes, Inc.*	192	3,404
Merchants Bancshares, Inc.	115	3,401
MidWestOne Financial Group, Inc.	141	3,392
First Bancorp, Inc.	193	3,374
Northrim BanCorp, Inc.	138	3,338
Seacoast Banking Corporation of Florida*	1,509	3,320
Thomas Properties Group, Inc.	623	3,302
Meridian Interstate Bancorp, Inc.*	175	3,295
Farmers Capital Bank Corp.*	150	3,254
Peapack Gladstone Financial Corp.	185	3,238
SWS Group, Inc.*	594	3,237
Nicholas Financial, Inc.	214	3,236
Mercantile Bank Corp.	180	3,235
MetroCorp Bancshares, Inc.	329	3,211
ESB Financial Corp.	262	3,178
UMH Properties, Inc.	307	3,153
GSV Capital Corp.*	400	3,144
Penns Woods Bancorp, Inc.	75	3,140
Center Bancorp, Inc.	247	3,134
NewBridge Bancorp*	520	3,115
Kearny Financial Corp.*	295	3,095
Bridge Capital Holdings*	194	3,077
Crawford & Co. — Class B	544	3,057
First Pactrust Bancorp, Inc.	223	3,028

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 88.9% (continued)
Financials - 20.8% (continued)
Heritage Commerce Corp.*	432	$3,024
Kansas City Life Insurance Co.	79	3,023
CU Bancorp*	190	3,002
Capital City Bank Group, Inc.*	260	2,998
Provident Financial Holdings, Inc.	188	2,985
PennantPark Floating Rate Capital Ltd.	210	2,969
Meta Financial Group, Inc.	110	2,891
Bar Harbor Bankshares	79	2,887
Regional Management Corp.*	114	2,850
Sun Bancorp, Inc.*	836	2,834
Westfield Financial, Inc.	397	2,779
First Security Group, Inc.*	1,280	2,778
Enterprise Bancorp, Inc.	150	2,774
LCNB Corp.	123	2,750
Roma Financial Corp.	149	2,706
First M&F Corp.	170	2,688
MidSouth Bancorp, Inc.	173	2,687
Hallmark Financial Services, Inc.*	293	2,678
NGP Capital Resources Co.	435	2,667
Fidelity Southern Corp.*	215	2,659
Consumer Portfolio Services, Inc.*	350	2,569
Eastern Insurance Holdings, Inc.	136	2,550
EMC Insurance Group, Inc.	97	2,547
Heritage Oaks Bancorp*	412	2,542
Home Bancorp, Inc.*	137	2,535
Century Bancorp, Inc. — Class A	71	2,485
Intervest Bancshares Corp. — Class A*	370	2,472
Macatawa Bank Corp.*	490	2,470
Imperial Holdings, Inc.*	360	2,466
Independent Bank Group, Inc.*	80	2,432
Horizon Technology Finance Corp.	172	2,363
Chemung Financial Corp.	70	2,344
Tree.com, Inc.	136	2,331
Ellington Residential Mortgage REIT	130	2,321
Doral Financial Corp.*	2,688	2,231
First Marblehead Corp.*	1,876	2,214
WhiteHorse Finance, Inc.	140	2,205
First NBC Bank Holding Co.*	90	2,196
ZAIS Financial Corp.	120	2,180
NASB Financial, Inc.*	83	2,172
JMP Group, Inc.	325	2,158
Resource America, Inc. — Class A	252	2,142
Investors Title Co.	30	2,128
Clifton Savings Bancorp, Inc.	179	2,121
Donegal Group, Inc. — Class A	151	2,109
Middleburg Financial Corp.	110	2,101
ESSA Bancorp, Inc.	185	2,028
Hingham Institution for Savings	29	1,969
Access National Corp.	150	1,947
BBX Capital Corp. — Class A*	150	1,937
Tristate Capital Holdings, Inc.*	140	1,925
Ares Commercial Real Estate Corp.	147	1,883
Independence Holding Co.	158	1,868
Garrison Capital, Inc.	120	1,850
CommunityOne Bancorp*	218	1,768
Pzena Investment Management, Inc. — Class A	238	1,552
Waterstone Financial, Inc.*	150	1,524
Gain Capital Holdings, Inc.	225	1,420
Palmetto Bancshares, Inc.*	90	1,170
ConnectOne Bancorp, Inc.*	35	1,076
Crescent Financial Bancshares, Inc.*	244	1,069
CIFC Corp.*	140	1,057
Health Insurance Innovations, Inc. — Class A*	100	1,052
Fortegra Financial Corp.*	136	934
Hampton Roads Bankshares, Inc.*	690	890
Cascade Bancorp*	122	758
California First National Bancorp	45	743
First Federal Bancshares of Arkansas, Inc.*	64	506
Total Financials		6,784,269
Information Technology - 15.4%
CoStar Group, Inc.*	588	75,893
CommVault Systems, Inc.*	957	72,627
Ultimate Software Group, Inc.*	564	66,153
WEX, Inc.*	802	61,513
PTC, Inc.*	2,463	60,417
FEI Co.	798	58,246
ViaSat, Inc.*	811	57,955
Aspen Technology, Inc.*	1,925	55,421
MAXIMUS, Inc.	702	52,286
QLIK Technologies, Inc.*	1,794	50,716
Semtech Corp.*	1,390	48,691
Tyler Technologies, Inc.*	652	44,695
Microsemi Corp.*	1,913	43,520
Anixter International, Inc.*	556	42,150
Ciena Corp.*	2,092	40,627
j2 Global, Inc.	948	40,300
Cognex Corp.	891	40,291
SS&C Technologies Holdings, Inc.*	1,197	39,381
Plantronics, Inc.	889	39,045
SunEdison, Inc.*	4,765	38,930
ValueClick, Inc.*	1,572	38,797
Verint Systems, Inc.*	1,080	38,308
Mentor Graphics Corp.	1,959	38,298
ACI Worldwide, Inc.*	817	37,974
Hittite Microwave Corp.*	653	37,873
InterDigital, Inc.	847	37,819
Convergys Corp.	2,165	37,736
Cavium, Inc.*	1,060	37,492
Guidewire Software, Inc.*	858	36,079
Cornerstone OnDemand, Inc.*	832	36,017
Aruba Networks, Inc.*	2,338	35,912
Sourcefire, Inc.*	637	35,385
Acxiom Corp.*	1,518	34,428
ARRIS Group, Inc.*	2,396	34,383
Itron, Inc.*	810	34,368
Fair Isaac Corp.	738	33,823
Littelfuse, Inc.	451	33,648
VistaPrint N.V.*,1	669	33,029

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 88.9% (continued)
Information Technology - 15.4% (continued)
Euronet Worldwide, Inc.*	1,027	$32,720
Finisar Corp.*	1,920	32,544
Cypress Semiconductor Corp.	3,020	32,405
Dealertrack Technologies, Inc.*	892	31,604
Manhattan Associates, Inc.*	402	31,018
RF Micro Devices, Inc.*	5,786	30,955
Blackbaud, Inc.	934	30,420
CACI International, Inc. — Class A*	476	30,221
OpenTable, Inc.*	471	30,120
Infoblox, Inc.*	1,027	30,050
ADTRAN, Inc.	1,218	29,975
International Rectifier Corp.*	1,431	29,965
ExactTarget, Inc.*	885	29,842
Sapient Corp.*	2,264	29,568
MKS Instruments, Inc.	1,095	29,061
TiVo, Inc.*	2,598	28,708
Veeco Instruments, Inc.*	807	28,584
Coherent, Inc.	505	27,810
Heartland Payment Systems, Inc.	745	27,751
Electronics for Imaging, Inc.*	956	27,044
Entegris, Inc.*	2,868	26,931
PMC - Sierra, Inc.*	4,190	26,607
OSI Systems, Inc.*	409	26,348
Progress Software Corp.*	1,136	26,139
Synaptics, Inc.*	667	25,720
Infinera Corp.*	2,387	25,469
Cardtronics, Inc.*	922	25,447
Take-Two Interactive Software, Inc.*	1,664	24,910
Sanmina Corp.*	1,701	24,408
NETGEAR, Inc.*	797	24,340
Zillow, Inc. — Class A*	430	24,209
Power Integrations, Inc.	594	24,093
Advent Software, Inc.*	669	23,455
TriQuint Semiconductor, Inc.*	3,357	23,264
Universal Display Corp.*	823	23,135
Angie's List, Inc.*	871	23,125
SYNNEX Corp.*	546	23,085
Cirrus Logic, Inc.*	1,300	22,568
Tessera Technologies, Inc.	1,081	22,485
Benchmark Electronics, Inc.*	1,115	22,412
Fusion-io, Inc.*	1,560	22,214
Web.com Group, Inc.*	863	22,093
NIC, Inc.	1,332	22,018
Integrated Device Technology, Inc.*	2,706	21,486
Yelp, Inc. — Class A*	616	21,418
Ixia*	1,164	21,418
WebMD Health Corp. — Class A*	726	21,323
Plexus Corp.*	701	20,953
Ultratech, Inc.*	566	20,784
OmniVision Technologies, Inc.*	1,109	20,683
Intersil Corp. — Class A	2,616	20,457
Syntel, Inc.	321	20,181
Unisys Corp.*	912	20,128
ExlService Holdings, Inc.*	675	19,953
Monotype Imaging Holdings, Inc.	783	19,896
Rambus, Inc.*	2,293	19,697
Bottomline Technologies de, Inc.*	777	19,650
Diodes, Inc.*	738	19,166
Imperva, Inc.*	414	18,647
MTS Systems Corp.	327	18,508
ScanSource, Inc.*	578	18,496
Synchronoss Technologies, Inc.*	597	18,429
Monolithic Power Systems, Inc.	761	18,348
InvenSense, Inc. — Class A*	1,167	17,948
comScore, Inc.*	735	17,927
Liquidity Services, Inc.*	513	17,786
RealPage, Inc.*,1	960	17,606
SunPower Corp. — Class A*	848	17,554
QLogic Corp.*	1,835	17,543
VirnetX Holding Corp.*	873	17,451
NetScout Systems, Inc.*	743	17,342
SPS Commerce, Inc.*	305	16,775
Interactive Intelligence Group, Inc.*	322	16,615
Rogers Corp.*	351	16,609
MicroStrategy, Inc. — Class A*	186	16,175
BroadSoft, Inc.*	580	16,008
Cray, Inc.*	814	15,986
Insight Enterprises, Inc.*	892	15,824
Cabot Microelectronics Corp.*	479	15,812
Blucora, Inc.*	844	15,648
ATMI, Inc.*	659	15,585
Trulia, Inc.*	490	15,234
CSG Systems International, Inc.	698	15,147
Measurement Specialties, Inc.*	321	14,936
Jive Software, Inc.*	816	14,827
Harmonic, Inc.*	2,328	14,783
Rofin-Sinar Technologies, Inc.*	584	14,565
Tellabs, Inc.	7,310	14,474
United Online, Inc.	1,907	14,455
Advanced Energy Industries, Inc.*	808	14,067
Demandware, Inc.*	331	14,038
PROS Holdings, Inc.*	467	13,987
Bankrate, Inc.*	953	13,685
Digital River, Inc.*	729	13,683
Comverse, Inc.*	453	13,481
EVERTEC, Inc.*	610	13,402
Sonus Networks, Inc.*	4,434	13,346
Brooks Automation, Inc.	1,367	13,301
Badger Meter, Inc.	295	13,142
EarthLink, Inc.	2,115	13,134
Methode Electronics, Inc.	766	13,030
Sykes Enterprises, Inc.*	809	12,750
ManTech International Corp. — Class A	487	12,720
Ellie Mae, Inc.*	544	12,556
Applied Micro Circuits Corp.*	1,394	12,267
EPAM Systems, Inc.*	451	12,258
Intermec, Inc.*	1,247	12,258
Emulex Corp.*	1,870	12,192
LogMeIn, Inc.*	496	12,132
Spansion, Inc. — Class A*	969	12,132
FARO Technologies, Inc.*	356	12,040
Lattice Semiconductor Corp.*	2,373	12,031
Checkpoint Systems, Inc.*	845	11,991
Pegasystems, Inc.	361	11,956

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 88.9% (continued)
Information Technology - 15.4% (continued)
Monster Worldwide, Inc.*	2,397	$11,769
ServiceSource International, Inc.*	1,259	11,734
iGATE Corp.*	713	11,707
RealD, Inc.*	837	11,634
SciQuest, Inc.*	464	11,623
Ruckus Wireless, Inc.*	900	11,529
Envestnet, Inc.*	460	11,316
FleetMatics Group plc*	340	11,298
Newport Corp.*	806	11,228
Responsys, Inc.*	762	10,904
Proofpoint, Inc.*	447	10,831
CalAmp Corp.*	725	10,585
Move, Inc.*	818	10,487
Stamps.com, Inc.*	266	10,478
Park Electrochemical Corp.	432	10,372
LivePerson, Inc.*	1,136	10,173
GT Advanced Technologies, Inc.*,1	2,450	10,168
Constant Contact, Inc.*	630	10,124
Photronics, Inc.*	1,251	10,083
MoneyGram International, Inc.*	441	9,989
Cass Information Systems, Inc.	214	9,865
Tangoe, Inc.*	634	9,783
Accelrys, Inc.*	1,147	9,635
AVG Technologies N.V.*	493	9,589
TeleTech Holdings, Inc.*	409	9,583
PDF Solutions, Inc.*	517	9,528
Forrester Research, Inc.	258	9,466
Micrel, Inc.	958	9,465
CTS Corp.	692	9,439
Bazaarvoice, Inc.*	991	9,335
Silicon Graphics International Corp.*	697	9,326
Silicon Image, Inc.*	1,587	9,284
Virtusa Corp.*	417	9,241
Comtech Telecommunications Corp.	342	9,196
TTM Technologies, Inc.*	1,093	9,181
Perficient, Inc.*	685	9,138
Internap Network Services Corp.*	1,103	9,122
EPIQ Systems, Inc.	651	8,769
Ceva, Inc.*	452	8,751
Power-One, Inc.*	1,371	8,665
Global Cash Access Holdings, Inc.*	1,363	8,532
Exar Corp.*	784	8,444
Active Network, Inc.*	1,111	8,410
Black Box Corp.	332	8,406
Shutterstock, Inc.*	150	8,367
Calix, Inc.*	820	8,282
Parkervision, Inc.*	1,818	8,272
Fabrinet*	582	8,148
Seachange International, Inc.*	676	7,916
Entropic Communications, Inc.*	1,843	7,870
Dice Holdings, Inc.*	839	7,727
DTS, Inc.*	374	7,697
Daktronics, Inc.	748	7,674
Immersion Corp.*	578	7,659
Higher One Holdings, Inc.*	650	7,566
Rudolph Technologies, Inc.*	670	7,504
FormFactor, Inc.*	1,108	7,479
Computer Task Group, Inc.	322	7,396
Volterra Semiconductor Corp.*	515	7,272
Nanometrics, Inc.*	476	6,983
Super Micro Computer, Inc.*	656	6,980
Oplink Communications, Inc.*	395	6,861
Extreme Networks*	1,914	6,603
Keynote Systems, Inc.	334	6,600
Electro Rent Corp.	391	6,565
Actuate Corp.*	969	6,434
Ambarella, Inc.*	380	6,395
Cohu, Inc.	510	6,375
Integrated Silicon Solution, Inc.*	581	6,368
Millennial Media, Inc.*	729	6,350
XO Group, Inc.*	551	6,171
Mercury Systems, Inc.*	665	6,131
Globecomm Systems, Inc.*	485	6,130
Peregrine Semiconductor Corp.*	548	5,979
Quantum Corp.*	4,362	5,976
Inphi Corp.*	538	5,918
Ebix, Inc.	636	5,889
LTX-Credence Corp.*	973	5,828
Procera Networks, Inc.*	418	5,739
IntraLinks Holdings, Inc.*	786	5,706
Anaren, Inc.*	244	5,597
Blackhawk Network Holdings, Inc.*	240	5,568
Amkor Technology, Inc.*	1,321	5,561
IXYS Corp.	502	5,552
QuinStreet, Inc.*	640	5,523
Zix Corp.*	1,277	5,402
E2open, Inc.*	308	5,390
Zygo Corp.*	339	5,360
Electro Scientific Industries, Inc.	487	5,240
Market Leader, Inc.*	488	5,222
CIBER, Inc.*	1,538	5,137
Callidus Software, Inc.*	773	5,094
Kopin Corp.*	1,364	5,060
Brightcove, Inc.*	574	5,028
GSI Group, Inc.*	625	5,025
Qualys, Inc.*	310	4,997
Supertex, Inc.	208	4,973
Digi International, Inc.*	527	4,938
VASCO Data Security International, Inc.*	593	4,928
ShoreTel, Inc.*	1,211	4,880
NVE Corp.*	103	4,822
support.com, Inc.*	1,033	4,721
STEC, Inc.*	695	4,670
Ubiquiti Networks, Inc.	260	4,560
Travelzoo, Inc.*	167	4,552
ePlus, Inc.	76	4,552
PLX Technology, Inc.*	933	4,441
Demand Media, Inc.*	740	4,440
Global Eagle Entertainment, Inc.*	440	4,426
Vringo, Inc.*	1,380	4,375
KVH Industries, Inc.*	322	4,286
Maxwell Technologies, Inc.*	597	4,269
American Software, Inc. — Class A	490	4,258

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 88.9% (continued)
Information Technology - 15.4% (continued)
Axcelis Technologies, Inc.*	2,223	$4,046
Vocus, Inc.*	382	4,019
Model N, Inc.*	170	3,971
MoSys, Inc.*	966	3,883
Vishay Precision Group, Inc.*	255	3,861
KEMET Corp.*	923	3,794
Symmetricom, Inc.*	844	3,790
Avid Technology, Inc.*	636	3,740
ANADIGICS, Inc.*	1,693	3,725
Unwired Planet, Inc.*	1,888	3,682
NeoPhotonics Corp.*	413	3,589
RealNetworks, Inc.*	467	3,531
Marketo, Inc.*	140	3,482
Rally Software Development Corp.*	140	3,475
Datalink Corp.*	326	3,469
Lionbridge Technologies, Inc.*	1,193	3,460
Rosetta Stone, Inc.*	234	3,449
Xoom Corp.*	150	3,438
Pericom Semiconductor Corp.*	474	3,375
DSP Group, Inc.*	406	3,374
MaxLinear, Inc. — Class A*	477	3,339
Agilysys, Inc.*	293	3,308
Aviat Networks, Inc.*	1,258	3,296
PRGX Global, Inc.*	597	3,278
Numerex Corp. — Class A*	288	3,214
PC-Telephone, Inc.	377	3,197
Aeroflex Holding Corp.*	404	3,188
Sigma Designs, Inc.*	629	3,176
Reis, Inc.*	170	3,143
M/A-COM Technology Solutions Holdings, Inc.*	213	3,110
Neonode, Inc.*	521	3,100
Uni-Pixel, Inc.*	210	3,089
Carbonite, Inc.*	249	3,085
Spark Networks, Inc.*	361	3,050
Guidance Software, Inc.*	346	3,024
Silver Spring Networks, Inc.*	120	2,993
Richardson Electronics Ltd.	252	2,958
Imation Corp.*	698	2,953
Ultra Clean Holdings*	488	2,952
PC Connection, Inc.	190	2,936
Tessco Technologies, Inc.	111	2,930
Rubicon Technology, Inc.*	365	2,924
Mindspeed Technologies, Inc.*	886	2,871
Marchex, Inc. — Class B	470	2,829
Bel Fuse, Inc. — Class B	208	2,798
Digimarc Corp.	134	2,783
Hackett Group, Inc.	531	2,756
Alpha & Omega Semiconductor Ltd.*	360	2,750
Mesa Laboratories, Inc.	50	2,707
Multi-Fineline Electronix, Inc.*	182	2,695
Audience, Inc.*	203	2,682
Mitek Systems, Inc.*	460	2,659
GSI Technology, Inc.*	418	2,642
eGain Corp.*	270	2,597
Intermolecular, Inc.*	354	2,574
Glu Mobile, Inc.*,1	1,169	2,572
Limelight Networks, Inc.*	1,101	2,477
ModusLink Global Solutions, Inc.*	765	2,433
Alliance Fiber Optic Products, Inc.	120	2,401
Planet Payment, Inc.*	870	2,401
Radisys Corp.*	479	2,304
TeleCommunication Systems, Inc. — Class A*	980	2,283
Hutchinson Technology, Inc.*	480	2,270
Navarre Corp.*	820	2,263
Westell Technologies, Inc. — Class A*	916	2,189
Sapiens International Corporation N.V.	353	2,026
Marin Software, Inc.*	190	1,946
Telenav, Inc.*	366	1,914
ChannelAdvisor Corp.*	120	1,888
Cyan, Inc.*	160	1,672
QAD, Inc. — Class A	118	1,355
TechTarget, Inc.*	292	1,305
Viasystems Group, Inc.*	75	865
Net Element International, Inc.*	50	260
Total Information Technology		5,040,286
Consumer Discretionary - 12.8%
Brunswick Corp.	1,856	59,298
Dana Holding Corp.	3,021	58,185
Tenneco, Inc.*	1,252	56,692
Wolverine World Wide, Inc.	1,032	56,357
Fifth & Pacific Companies, Inc.*	2,468	55,134
Sotheby's	1,403	53,187
Pool Corp.	958	50,208
Cheesecake Factory, Inc.	1,099	46,037
Pier 1 Imports, Inc.	1,951	45,830
Vail Resorts, Inc.	738	45,402
Live Nation Entertainment, Inc.*	2,890	44,796
Rent-A-Center, Inc. — Class A	1,187	44,572
Life Time Fitness, Inc.*	885	44,347
Lumber Liquidators Holdings, Inc.*	562	43,762
Shutterfly, Inc.*	779	43,459
Cooper Tire & Rubber Co.	1,299	43,088
Sinclair Broadcast Group, Inc. — Class A	1,406	41,308
Steven Madden Ltd.*	821	39,719
Men's Wearhouse, Inc.	1,034	39,137
Buffalo Wild Wings, Inc.*	391	38,381
Cracker Barrel Old Country Store, Inc.	404	38,243
Ryland Group, Inc.	951	38,135
HSN, Inc.	697	37,443
Express, Inc.*	1,759	36,886
Jack in the Box, Inc.*	917	36,029
Meredith Corp.	735	35,060
Iconix Brand Group, Inc.*	1,175	34,557
Outerwall, Inc.*	582	34,146
KB Home	1,722	33,803
Genesco, Inc.*	490	32,825
Meritage Homes Corp.*	748	32,433
Texas Roadhouse, Inc. — Class A	1,286	32,176
ANN, Inc.*	967	32,104
Monro Muffler Brake, Inc.[1]	639	30,704

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 88.9% (continued)
Consumer Discretionary - 12.8% (continued)
Grand Canyon Education, Inc.*	937	$30,200
Buckle, Inc.	579	30,120
Crocs, Inc.*	1,811	29,882
Belo Corp. — Class A	2,131	29,727
Hibbett Sports, Inc.*	530	29,416
New York Times Co. — Class A*	2,654	29,353
Saks, Inc.*	2,145	29,258
WMS Industries, Inc.*	1,131	28,851
Group 1 Automotive, Inc.	446	28,691
Select Comfort Corp.*	1,144	28,669
Bloomin' Brands, Inc.*	1,136	28,264
Vitamin Shoppe, Inc.*	625	28,025
Bob Evans Farms, Inc.	578	27,154
Restoration Hardware Holdings, Inc.*	360	27,000
Hillenbrand, Inc.	1,134	26,887
Penske Automotive Group, Inc.	873	26,661
MDC Holdings, Inc.	806	26,203
Children's Place Retail Stores, Inc.*	476	26,085
Marriott Vacations Worldwide Corp.*	599	25,901
Asbury Automotive Group, Inc.*	645	25,865
Arbitron, Inc.	553	25,687
American Axle & Manufacturing Holdings, Inc.*	1,378	25,673
Standard Pacific Corp.*,1	3,042	25,340
Helen of Troy Ltd.*	658	25,247
Francesca's Holdings Corp.*	906	25,178
Five Below, Inc.*	678	24,923
Lithia Motors, Inc. — Class A	453	24,149
Jos. A. Bank Clothiers, Inc.*	579	23,924
Orient-Express Hotels Ltd. — Class A*	1,966	23,907
DineEquity, Inc.	345	23,760
Pinnacle Entertainment, Inc.*	1,205	23,702
Conn's, Inc.*	457	23,654
Dorman Products, Inc.	518	23,636
Tumi Holdings, Inc.*	984	23,616
Krispy Kreme Doughnuts, Inc.*	1,345	23,470
iRobot Corp.*	584	23,226
Ascent Capital Group, Inc. — Class A*	292	22,796
Jones Group, Inc.	1,651	22,701
Churchill Downs, Inc.	286	22,551
Aeropostale, Inc.*	1,616	22,301
Finish Line, Inc. — Class A	1,008	22,035
La-Z-Boy, Inc.	1,075	21,790
Papa John's International, Inc.*	330	21,572
Nexstar Broadcasting Group, Inc. — Class A	606	21,489
Matthews International Corp. — Class A	564	21,263
SHFL Entertainment, Inc.*	1,154	20,437
National CineMedia, Inc.	1,173	19,812
Valassis Communications, Inc.	802	19,721
Office Depot, Inc.*	5,058	19,574
Stewart Enterprises, Inc. — Class A	1,486	19,452
Sturm Ruger & Company, Inc.	400	19,216
Skechers U.S.A., Inc. — Class A*	800	19,208
Brown Shoe Company, Inc.	888	19,119
BJ's Restaurants, Inc.*	510	18,921
Drew Industries, Inc.	471	18,520
OfficeMax, Inc.	1,784	18,250
International Speedway Corp. — Class A	577	18,158
Ameristar Casinos, Inc.	675	17,746
Oxford Industries, Inc.	282	17,597
Quiksilver, Inc.*	2,727	17,562
AFC Enterprises, Inc.*	488	17,539
True Religion Apparel, Inc.	541	17,128
Sonic Automotive, Inc. — Class A	804	16,997
Sonic Corp.*	1,152	16,773
Columbia Sportswear Co.	264	16,540
G-III Apparel Group Ltd.*	342	16,457
Loral Space & Communications, Inc.	272	16,315
Interval Leisure Group, Inc.	810	16,135
Regis Corp.	982	16,124
Red Robin Gourmet Burgers, Inc.*	292	16,113
Scholastic Corp.	546	15,992
Steiner Leisure Ltd.*	300	15,858
Stage Stores, Inc.	670	15,745
Multimedia Games Holding Company, Inc.*	593	15,460
CEC Entertainment, Inc.	366	15,021
Ethan Allen Interiors, Inc.	512	14,746
Core-Mark Holding Company, Inc.	232	14,732
LifeLock, Inc.*	1,250	14,638
K12, Inc.*	557	14,632
Cato Corp. — Class A	563	14,052
Fiesta Restaurant Group, Inc.*	407	13,997
Standard Motor Products, Inc.	407	13,976
American Public Education, Inc.*	364	13,526
Barnes & Noble, Inc.*	830	13,247
Boyd Gaming Corp.*	1,168	13,198
Smith & Wesson Holding Corp.*	1,322	13,194
Hovnanian Enterprises, Inc. — Class A*	2,328	13,060
Chuy's Holdings, Inc.*	337	12,921
LeapFrog Enterprises, Inc. — Class A*	1,313	12,920
Gentherm, Inc.*	685	12,720
Pep Boys-Manny Moe & Jack*	1,097	12,703
Zumiez, Inc.*,1	436	12,535
rue21, Inc.*	300	12,483
Arctic Cat, Inc.	276	12,414
Movado Group, Inc.	365	12,348
Winnebago Industries, Inc.*	581	12,195
American Greetings Corp. — Class A	658	11,988
Fred's, Inc. — Class A	760	11,772
ITT Educational Services, Inc.*	480	11,712
Ruby Tuesday, Inc.*	1,253	11,565
M/I Homes, Inc.*	502	11,526
Biglari Holdings, Inc.*	28	11,491

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 88.9% (continued)
Consumer Discretionary - 12.8% (continued)
Mattress Firm Holding Corp.*	278	$11,203
Scientific Games Corp. — Class A*	986	11,093
Tile Shop Holdings, Inc.*	380	11,005
Strayer Education, Inc.	222	10,840
Denny's Corp.*	1,886	10,599
Modine Manufacturing Co.*	968	10,532
Caesars Entertainment Corp.*	764	10,467
Libbey, Inc.*	435	10,427
EW Scripps Co. — Class A*	647	10,080
Vera Bradley, Inc.*	448	9,704
Blue Nile, Inc.*	256	9,672
Callaway Golf Co.	1,463	9,627
Capella Education Co.*	226	9,413
MDC Partners, Inc. — Class A	518	9,345
Haverty Furniture Companies, Inc.	406	9,342
Tuesday Morning Corp.*	882	9,146
Beazer Homes USA, Inc.*	516	9,040
LIN TV Corp. — Class A*	586	8,966
Ruth's Hospitality Group, Inc.	737	8,896
Wet Seal, Inc. — Class A*	1,834	8,638
Universal Electronics, Inc.*	305	8,579
Bright Horizons Family Solutions, Inc.*	240	8,330
Maidenform Brands, Inc.*	479	8,301
Superior Industries International, Inc.	478	8,226
Sears Hometown and Outlet Stores, Inc.*	180	7,870
Stein Mart, Inc.	565	7,712
Harte-Hanks, Inc.	884	7,602
Fisher Communications, Inc.	183	7,518
Shoe Carnival, Inc.	313	7,515
Big 5 Sporting Goods Corp.	342	7,507
Gray Television, Inc.*	1,030	7,416
Cavco Industries, Inc.*	144	7,265
Bravo Brio Restaurant Group, Inc.*	403	7,181
Carmike Cinemas, Inc.*	367	7,105
William Lyon Homes — Class A*	280	7,059
Destination Maternity Corp.	283	6,962
America's Car-Mart, Inc.*	161	6,962
Entravision Communications Corp. — Class A	1,129	6,943
NutriSystem, Inc.	589	6,938
Stoneridge, Inc.*	587	6,833
Journal Communications, Inc. — Class A*	912	6,831
RadioShack Corp.	2,054	6,491
Overstock.com, Inc.*	228	6,430
Unifi, Inc.*	304	6,284
Dex Media, Inc.*	350	6,150
Zale Corp.*	670	6,097
World Wrestling Entertainment, Inc. — Class A	591	6,093
NACCO Industries, Inc. — Class A	104	5,957
Nautilus, Inc.*	640	5,562
Carriage Services, Inc. — Class A	325	5,509
MarineMax, Inc.*	482	5,461
Destination XL Group, Inc.*	861	5,459
Remy International, Inc.	290	5,385
Town Sports International Holdings, Inc.	490	5,277
Cumulus Media, Inc. — Class A*	1,549	5,251
Central European Media Enterprises Ltd. — Class A*	1,575	5,213
Fuel Systems Solutions, Inc.*	291	5,206
Perry Ellis International, Inc.	255	5,179
PetMed Express, Inc.	411	5,179
Bon-Ton Stores, Inc.	283	5,108
Jamba, Inc.*	340	5,076
Christopher & Banks Corp.*	750	5,055
Kirkland's, Inc.*	289	4,985
TRI Pointe Homes, Inc.*	300	4,974
Marcus Corp.	377	4,795
Del Frisco's Restaurant Group, Inc.*	220	4,710
Saga Communications, Inc. — Class A	102	4,683
Citi Trends, Inc.*	322	4,679
VOXX International Corp. — Class A*	380	4,663
Bridgepoint Education, Inc.*	379	4,616
Entercom Communications Corp. — Class A*	488	4,607
Universal Technical Institute, Inc.	438	4,525
Body Central Corp.*	338	4,502
JAKKS Pacific, Inc.	398	4,478
Morgans Hotel Group Co.*	549	4,425
CSS Industries, Inc.	177	4,413
Steinway Musical Instruments, Inc.*	145	4,412
Media General, Inc. — Class A*	400	4,412
Black Diamond, Inc.*	469	4,409
Rentrak Corp.*	215	4,315
Spartan Motors, Inc.	701	4,290
Speedway Motorsports, Inc.	244	4,246
hhgregg, Inc.*	262	4,184
Valuevision Media, Inc. — Class A*	810	4,139
bebe stores, Inc.	712	3,994
Orbitz Worldwide, Inc.*	489	3,927
Federal-Mogul Corp.*	377	3,849
West Marine, Inc.*	347	3,817
Vitacost.com, Inc.*	449	3,794
New York & Company, Inc.*	591	3,753
Corinthian Colleges, Inc.*	1,628	3,647
Digital Generation, Inc.*	493	3,633
Hooker Furniture Corp.	221	3,593
Mac-Gray Corp.	251	3,564
Weyco Group, Inc.	138	3,478
Pacific Sunwear of California, Inc.*	950	3,468
Bassett Furniture Industries, Inc.	223	3,463
Luby's, Inc.*	409	3,456
Zagg, Inc.*	631	3,376
RG Barry Corp.	207	3,362
Career Education Corp.*	1,134	3,289
Isle of Capri Casinos, Inc.*	437	3,278
1-800-Flowers.com, Inc. — Class A*	526	3,256
Tilly's, Inc. — Class A*	201	3,216

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 88.9% (continued)
Consumer Discretionary - 12.8% (continued)
Nathan's Famous, Inc.*	61	$3,187
Carrols Restaurant Group, Inc.*	484	3,127
Monarch Casino & Resort, Inc.*	179	3,018
Culp, Inc.	172	2,991
Lifetime Brands, Inc.	213	2,893
Ignite Restaurant Group, Inc.*	153	2,887
Winmark Corp.	44	2,854
McClatchy Co. — Class A*	1,251	2,852
Education Management Corp.*	492	2,765
AH Belo Corp. — Class A	390	2,675
ReachLocal, Inc.*	216	2,648
Global Sources Ltd.*	394	2,644
Blyth, Inc.	189	2,638
Daily Journal Corp.*	23	2,599
Johnson Outdoors, Inc. — Class A*	104	2,590
Lincoln Educational Services Corp.	490	2,582
Tower International, Inc.*	129	2,553
Flexsteel Industries, Inc.	103	2,511
Gordmans Stores, Inc.*	183	2,491
Hemisphere Media Group, Inc.*	180	2,466
EveryWare Global, Inc.*	200	2,428
Reading International, Inc. — Class A*	361	2,296
American Apparel, Inc.*	1,190	2,285
Systemax, Inc.	223	2,098
Skullcandy, Inc.*	373	2,037
Einstein Noah Restaurant Group, Inc.	134	1,903
Crown Media Holdings, Inc. — Class A*	709	1,751
Diversified Restaurant Holdings, Inc.*	220	1,751
Marine Products Corp.	218	1,748
Salem Communications Corp. — Class A	216	1,618
JTH Holding, Inc. — Class A*	90	1,463
Martha Stewart Living Omnimedia — Class A*	595	1,434
Shiloh Industries, Inc.	121	1,263
Trans World Entertainment Corp.	220	1,069
Beasley Broadcasting Group, Inc. — Class A	86	721
Total Consumer Discretionary		4,184,649
Industrials - 12.7%
Acuity Brands, Inc.	882	66,608
Middleby Corp.*	382	64,973
Teledyne Technologies, Inc.*	770	59,561
Chart Industries, Inc.*	624	58,712
Woodward, Inc.	1,411	56,440
EMCOR Group, Inc.	1,376	55,934
US Airways Group, Inc.*	3,365	55,253
HEICO Corp.	1,096	55,206
CLARCOR, Inc.	1,025	53,515
Actuant Corp. — Class A	1,507	49,686
EnerSys, Inc.	991	48,599
Moog, Inc. — Class A*	929	47,871
DigitalGlobe, Inc.*	1,528	47,383
Esterline Technologies Corp.*	639	46,193
Belden, Inc.	910	45,436
Watsco, Inc.	525	44,078
Corporate Executive Board Co.	694	43,874
Applied Industrial Technologies, Inc.	862	41,660
MasTec, Inc.*	1,218	40,072
Advisory Board Co.*	732	40,004
Spirit Airlines, Inc.*	1,240	39,395
Generac Holdings, Inc.	1,056	39,083
Polypore International, Inc.*	960	38,688
Beacon Roofing Supply, Inc.*	1,000	37,880
USG Corp.*	1,579	36,397
Deluxe Corp.	1,042	36,106
Curtiss-Wright Corp.	962	35,652
Healthcare Services Group, Inc.	1,406	34,475
HNI Corp.	931	33,581
Barnes Group, Inc.	1,106	33,169
Herman Miller, Inc.	1,209	32,728
Franklin Electric Company, Inc.	971	32,674
Allegiant Travel Co. — Class A	305	32,327
General Cable Corp.	1,020	31,365
Tetra Tech, Inc.*	1,333	31,338
UTI Worldwide, Inc.	1,870	30,798
Trimas Corp.*	820	30,570
TAL International Group, Inc.	696	30,325
JetBlue Airways Corp.*	4,775	30,083
Brady Corp. — Class A	953	29,286
Mueller Industries, Inc.	577	29,098
Swift Transportation Co. — Class A*	1,726	28,547
United Stationers, Inc.	838	28,115
Hub Group, Inc. — Class A*	764	27,825
FTI Consulting, Inc.*	834	27,430
ABM Industries, Inc.	1,119	27,427
UniFirst Corp.	299	27,284
Mine Safety Appliances Co.	584	27,185
Watts Water Technologies, Inc. — Class A	588	26,660
Mobile Mini, Inc.*	785	26,023
Steelcase, Inc. — Class A	1,734	25,282
Brink's Co.	989	25,229
On Assignment, Inc.*	942	25,170
RBC Bearings, Inc.*	475	24,676
Simpson Manufacturing Company, Inc.	838	24,654
Granite Construction, Inc.	802	23,868
Forward Air Corp.	622	23,810
Atlas Air Worldwide Holdings, Inc.*	527	23,062
Proto Labs, Inc.*	352	22,869
Werner Enterprises, Inc.	945	22,841
Acacia Research Corp.	1,007	22,506
Aircastle Ltd.	1,406	22,482
Mueller Water Products, Inc. — Class A	3,246	22,430
Raven Industries, Inc.	745	22,335
Huron Consulting Group, Inc.*	479	22,149
Matson, Inc.	880	22,000
EnPro Industries, Inc.*	433	21,979

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 88.9% (continued)
Industrials - 12.7% (continued)
Orbital Sciences Corp.*	1,229	$21,348
Interface, Inc. — Class A	1,219	20,686
Knight Transportation, Inc.	1,210	20,352
GenCorp, Inc.*	1,247	20,276
AZZ, Inc.	522	20,127
Cubic Corp.	411	19,769
Lindsay Corp.	263	19,719
Briggs & Stratton Corp.	992	19,642
G&K Services, Inc. — Class A	403	19,183
Kaman Corp.	555	19,181
Albany International Corp. — Class A	579	19,095
Korn/Ferry International*	1,000	18,740
Titan International, Inc.	1,102	18,590
CIRCOR International, Inc.	363	18,462
Kaydon Corp.	663	18,266
Tennant Co.	376	18,150
Aegion Corp. — Class A*	806	18,143
AAR Corp.	816	17,936
WageWorks, Inc.*	518	17,845
McGrath RentCorp	518	17,695
TrueBlue, Inc.*	840	17,682
ESCO Technologies, Inc.	546	17,679
Rush Enterprises, Inc. — Class A*	710	17,573
GrafTech International Ltd.*	2,400	17,472
II-VI, Inc.*	1,055	17,154
Trex Company, Inc.*	358	17,001
Textainer Group Holdings Ltd.	440	16,914
Universal Forest Products, Inc.	408	16,287
Team, Inc.*	419	15,859
Exponent, Inc.	268	15,841
Wesco Aircraft Holdings, Inc.*	847	15,729
Dycom Industries, Inc.*	676	15,643
Altra Holdings, Inc.	555	15,196
Saia, Inc.*	505	15,120
ACCO Brands Corp.*	2,332	14,832
Encore Wire Corp.	430	14,663
SkyWest, Inc.	1,068	14,461
Wabash National Corp.*	1,406	14,312
Astec Industries, Inc.	415	14,230
Primoris Services Corp.	721	14,218
Apogee Enterprises, Inc.	591	14,184
Insperity, Inc.	467	14,150
Meritor, Inc.*	2,001	14,107
Knoll, Inc.	992	14,096
Tutor Perini Corp.*	766	13,857
Sun Hydraulics Corp.	442	13,826
Standex International Corp.	260	13,715
Hyster-Yale Materials Handling, Inc.	218	13,688
Heartland Express, Inc.	949	13,163
H&E Equipment Services, Inc.	615	12,958
DXP Enterprises, Inc.*	194	12,920
AAON, Inc.	390	12,901
Quanex Building Products Corp.	766	12,899
ICF International, Inc.*	406	12,793
John Bean Technologies Corp.	594	12,480
Navigant Consulting, Inc.*	1,036	12,432
Quad/Graphics, Inc.	515	12,412
Greenbrier Companies, Inc.*	502	12,234
Arkansas Best Corp.	525	12,049
Nortek, Inc.*	186	11,984
Blount International, Inc.*	1,008	11,915
Comfort Systems USA, Inc.	768	11,459
Republic Airways Holdings, Inc.*	1,006	11,398
Thermon Group Holdings, Inc.*	553	11,281
Federal Signal Corp.*	1,286	11,253
RPX Corp.*	667	11,206
Astronics Corp.*	258	10,544
Rexnord Corp.*	623	10,498
Griffon Corp.	919	10,339
US Ecology, Inc.	376	10,317
Viad Corp.	415	10,176
Roadrunner Transportation Systems, Inc.*	360	10,022
Engility Holdings, Inc.*	350	9,947
InnerWorkings, Inc.*	907	9,841
Resources Connection, Inc.	841	9,756
Gorman-Rupp Co.	306	9,743
West Corp.	440	9,742
Kelly Services, Inc. — Class A	554	9,678
American Science & Engineering, Inc.	172	9,632
Powell Industries, Inc.*	186	9,607
Great Lakes Dredge & Dock Corp.	1,220	9,540
Ennis, Inc.	542	9,371
Gibraltar Industries, Inc.*	630	9,173
LB Foster Co. — Class A	212	9,152
Taser International, Inc.*	1,058	9,014
Pendrell Corp.*	3,327	8,717
KEYW Holding Corp.*	653	8,652
Columbus McKinnon Corp.*	402	8,571
MYR Group, Inc.*	434	8,441
CAI International, Inc.*	354	8,344
Kforce, Inc.	556	8,118
Layne Christensen Co.*	407	7,941
Aceto Corp.	561	7,815
Multi-Color Corp.	254	7,706
Barrett Business Services, Inc.	146	7,623
Aerovironment, Inc.*	377	7,608
ExOne Co.*	123	7,592
Marten Transport Ltd.	482	7,545
Celadon Group, Inc.	411	7,501
National Presto Industries, Inc.	102	7,347
Capstone Turbine Corp.*	6,265	7,330
American Woodmark Corp.*	209	7,252
EnerNOC, Inc.*	544	7,213
GP Strategies Corp.*	300	7,146
Echo Global Logistics, Inc.*	364	7,094
Air Transport Services Group, Inc.*	1,067	7,053
Titan Machinery, Inc.*	358	7,028
Consolidated Graphics, Inc.*	148	6,957
Standard Parking Corp.*	321	6,889
Kadant, Inc.	228	6,879
XPO Logistics, Inc.*	373	6,748
Orion Marine Group, Inc.*	558	6,746
Ply Gem Holdings, Inc.*	330	6,620
Hawaiian Holdings, Inc.*	1,068	6,525

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 88.9% (continued)
Industrials - 12.7% (continued)
Pike Electric Corp.	529	$6,507
NCI Building Systems, Inc.*	424	6,483
Insteel Industries, Inc.	370	6,482
Kimball International, Inc. — Class B	666	6,467
American Railcar Industries, Inc.	192	6,434
Graham Corp.	210	6,306
Heidrick & Struggles International, Inc.	371	6,203
Alamo Group, Inc.	146	5,960
PGT, Inc.*	687	5,956
Park-Ohio Holdings Corp.*	180	5,936
Kratos Defense & Security Solutions, Inc.*	908	5,884
Douglas Dynamics, Inc.	453	5,880
PowerSecure International, Inc.*	390	5,862
Mistras Group, Inc.*	328	5,766
Global Power Equipment Group, Inc.	355	5,723
Builders FirstSource, Inc.*	919	5,496
YRC Worldwide, Inc.*	190	5,463
Northwest Pipe Co.*	191	5,329
Performant Financial Corp.*	455	5,273
CBIZ, Inc.*	780	5,234
Lydall, Inc.*	355	5,183
Furmanite Corp.*	770	5,151
Houston Wire & Cable Co.	368	5,093
Michael Baker Corp.	180	4,880
Odyssey Marine Exploration, Inc.*	1,622	4,801
Dynamic Materials Corp.	285	4,705
Ducommun, Inc.*	220	4,677
Pacer International, Inc.*	729	4,600
Argan, Inc.	292	4,555
TMS International Corp. — Class A	291	4,316
FreightCar America, Inc.	250	4,248
Accuride Corp.*	821	4,154
Tecumseh Products Co. — Class A*	380	4,153
Twin Disc, Inc.	175	4,148
Patriot Transportation Holding, Inc.*	138	4,146
FuelCell Energy, Inc.*,1	3,258	4,138
CDI Corp.	291	4,121
NN, Inc.	356	4,062
Met-Pro Corp.	300	4,032
Hurco Companies, Inc.	137	3,941
LMI Aerospace, Inc.*	210	3,935
CRA International, Inc.*	213	3,934
Quality Distribution, Inc.*	435	3,845
Energy Recovery, Inc.*	912	3,767
Preformed Line Products Co.	56	3,713
Flow International Corp.*	996	3,675
Commercial Vehicle Group, Inc.*	489	3,648
Hardinge, Inc.	246	3,636
Ameresco, Inc. — Class A*	403	3,631
LSI Industries, Inc.	448	3,624
Sparton Corp.*	210	3,620
Schawk, Inc. — Class A	275	3,611
Miller Industries, Inc.	228	3,507
Casella Waste Systems, Inc. — Class A*	799	3,444
VSE Corp.	82	3,368
Courier Corp.	233	3,327
Ampco-Pittsburgh Corp.	177	3,322
AT Cross Co. — Class A*	193	3,271
Coleman Cable, Inc.	179	3,233
Acorn Energy, Inc.	371	3,131
ARC Document Solutions, Inc.*	775	3,100
Sterling Construction Company, Inc.*	339	3,071
PMFG, Inc.*	434	3,003
Patrick Industries, Inc.*	140	2,911
Manitex International, Inc.*	250	2,738
Heritage-Crystal Clean, Inc.*	185	2,703
Universal Truckload Services, Inc.*	111	2,676
International Shipholding Corp.	114	2,660
Enphase Energy, Inc.*	327	2,528
CECO Environmental Corp.	205	2,522
Franklin Covey Co.*	186	2,504
Vicor Corp.*	365	2,500
Revolution Lighting Technologies, Inc.*	610	2,440
American Superconductor Corp.*	915	2,416
Cenveo, Inc.*	1,108	2,360
TRC Companies, Inc.*	333	2,331
Global Brass & Copper Holdings, Inc.*	170	2,251
Edgen Group, Inc. — Class A*	352	2,246
Xerium Technologies, Inc.*	220	2,240
Swisher Hygiene, Inc.*	2,336	2,009
National Technical Systems, Inc.*	140	1,959
API Technologies Corp.*	664	1,859
Intersections, Inc.	191	1,675
Innovative Solutions & Support, Inc.	260	1,664
NL Industries, Inc.	141	1,593
Erickson Air-Crane, Inc.*	80	1,505
BlueLinx Holdings, Inc.*	696	1,496
Power Solutions International, Inc.*	40	1,344
Ultrapetrol Bahamas Ltd.*	440	1,254
Omega Flex, Inc.	61	907
Compx International, Inc.	27	377
Total Industrials		4,151,270
Health Care - 10.9%
athenahealth, Inc.*	752	63,641
Isis Pharmaceuticals, Inc.*	2,310	62,069
Centene Corp.*	1,119	58,703
Team Health Holdings, Inc.*	1,410	57,908
Align Technology, Inc.*	1,506	55,781
PAREXEL International Corp.*	1,172	53,841
STERIS Corp.	1,214	52,057
HealthSouth Corp.*	1,797	51,753
West Pharmaceutical Services, Inc.	708	49,744
WellCare Health Plans, Inc.*	891	49,495
Questcor Pharmaceuticals, Inc.	1,068	48,551

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 88.9% (continued)
Health Care - 10.9% (continued)
Cepheid, Inc.*	1,376	$47,361
Owens & Minor, Inc.	1,299	43,945
Haemonetics Corp.*	1,046	43,252
Medidata Solutions, Inc.*	546	42,288
HMS Holdings Corp.*	1,805	42,056
ViroPharma, Inc.*	1,339	38,362
Aegerion Pharmaceuticals, Inc.*	592	37,497
Alnylam Pharmaceuticals, Inc.*	1,198	37,149
Thoratec Corp.*	1,180	36,946
Medicines Co.*	1,149	35,343
Insulet Corp.*	1,101	34,582
Arena Pharmaceuticals, Inc.*,1	4,474	34,449
DexCom, Inc.*	1,450	32,553
MWI Veterinary Supply, Inc.*	262	32,289
HeartWare International, Inc.*	335	31,862
NPS Pharmaceuticals, Inc.*	2,066	31,196
Magellan Health Services, Inc.*	556	31,180
Cyberonics, Inc.*	564	29,305
ImmunoGen, Inc.*,1	1,737	28,816
Chemed Corp.	393	28,465
Impax Laboratories, Inc.*	1,406	28,050
Acorda Therapeutics, Inc.*	838	27,645
Nektar Therapeutics*	2,371	27,385
Air Methods Corp.	803	27,206
Neogen Corp.*	489	27,169
ACADIA Pharmaceuticals, Inc.*	1,440	26,136
Vivus, Inc.*,1	2,069	26,028
Celldex Therapeutics, Inc.*	1,662	25,944
Sarepta Therapeutics, Inc.*	660	25,113
Acadia Healthcare Company, Inc.*	727	24,041
Santarus, Inc.*	1,141	24,018
Amsurg Corp. — Class A*	660	23,166
NuVasive, Inc.*	913	22,633
Hanger, Inc.*	710	22,457
MedAssets, Inc.*	1,253	22,228
PDL BioPharma, Inc.	2,878	22,218
Wright Medical Group, Inc.*	835	21,885
Molina Healthcare, Inc.*	585	21,750
Abaxis, Inc.	451	21,427
Masimo Corp.	1,000	21,200
Opko Health, Inc.*,1	2,925	20,768
Puma Biotechnology, Inc.*	460	20,410
Volcano Corp.*	1,118	20,269
ArthroCare Corp.*	583	20,131
MannKind Corp.*	3,061	19,897
BioScrip, Inc.*	1,195	19,718
Clovis Oncology, Inc.*	288	19,290
Emeritus Corp.*	832	19,286
ICU Medical, Inc.*	264	19,024
Ironwood Pharmaceuticals, Inc. — Class A*	1,910	19,005
Globus Medical, Inc. — Class A*	1,119	18,866
Analogic Corp.	253	18,426
Exact Sciences Corp.*	1,321	18,375
Neurocrine Biosciences, Inc.*	1,370	18,331
Meridian Bioscience, Inc.	852	18,318
CONMED Corp.	566	17,682
IPC The Hospitalist Company, Inc.*	341	17,514
NxStage Medical, Inc.*	1,226	17,507
Endologix, Inc.*	1,293	17,171
ABIOMED, Inc.*	795	17,140
Exelixis, Inc.*,1	3,775	17,139
Auxilium Pharmaceuticals, Inc.*	1,009	16,780
Pacira Pharmaceuticals, Inc.*	571	16,559
Achillion Pharmaceuticals, Inc.*	1,983	16,221
InterMune, Inc.*	1,683	16,190
Akorn, Inc.*	1,192	16,116
Infinity Pharmaceuticals, Inc.*	989	16,071
Greatbatch, Inc.*	488	16,002
Luminex Corp.*	770	15,870
Spectranetics Corp.*	833	15,560
Quality Systems, Inc.	818	15,305
Cantel Medical Corp.	448	15,174
Integra LifeSciences Holdings Corp.*	410	15,018
Quidel Corp.*	581	14,833
Synageva BioPharma Corp.*	350	14,700
Momenta Pharmaceuticals, Inc.*	968	14,578
Bio-Reference Labs, Inc.*	507	14,576
Kindred Healthcare, Inc.*	1,110	14,574
Omnicell, Inc.*	705	14,488
Vanguard Health Systems, Inc.*	698	14,477
Optimer Pharmaceuticals, Inc.*	1,000	14,470
Halozyme Therapeutics, Inc.*	1,822	14,467
Ensign Group, Inc.	404	14,229
Capital Senior Living Corp.*	589	14,077
Ligand Pharmaceuticals, Inc. — Class B*	367	13,733
AVANIR Pharmaceuticals, Inc. — Class A*	2,985	13,731
AMN Healthcare Services, Inc.*	950	13,604
Dendreon Corp.*,1	3,242	13,357
ExamWorks Group, Inc.*	624	13,248
Accretive Health, Inc.*	1,209	13,069
Keryx Biopharmaceuticals, Inc.*	1,685	12,587
Merrimack Pharmaceuticals, Inc.*	1,869	12,578
Healthways, Inc.*	703	12,218
MiMedx Group, Inc.*	1,730	12,214
Orexigen Therapeutics, Inc.*	1,950	11,408
Computer Programs & Systems, Inc.	226	11,106
Array BioPharma, Inc.*	2,400	10,896
Orthofix International N.V.*	402	10,814
Genomic Health, Inc.*	341	10,813
Raptor Pharmaceutical Corp.*	1,141	10,668
National Healthcare Corp.	221	10,564
Triple-S Management Corp. — Class B*	488	10,477
MAKO Surgical Corp.*	868	10,459
HealthStream, Inc.*	412	10,432
Cynosure, Inc. — Class A*	394	10,237
Lexicon Pharmaceuticals, Inc.*	4,673	10,140
Sequenom, Inc.*	2,366	9,961
AMAG Pharmaceuticals, Inc.*	443	9,857
Merit Medical Systems, Inc.*	878	9,790
Antares Pharma, Inc.*	2,320	9,651
Invacare Corp.	660	9,478
Landauer, Inc.	193	9,324

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 88.9% (continued)
Health Care - 10.9% (continued)
Tornier N.V.*	532	$9,310
Cardiovascular Systems, Inc.*	434	9,201
Spectrum Pharmaceuticals, Inc.	1,230	9,176
Fluidigm Corp.*	521	9,097
TESARO, Inc.*	277	9,069
Accuray, Inc.*	1,521	8,731
Cambrex Corp.*	620	8,661
Sangamo Biosciences, Inc.*	1,106	8,638
Cadence Pharmaceuticals, Inc.*	1,265	8,627
Natus Medical, Inc.*	625	8,531
PharMerica Corp.*	615	8,524
Select Medical Holdings Corp.	1,005	8,241
Endocyte, Inc.*	627	8,233
Immunomedics, Inc.*	1,509	8,209
Emergent Biosolutions, Inc.*	563	8,118
Astex Pharmaceuticals*	1,948	8,006
Dyax Corp.*	2,247	7,775
Staar Surgical Co.*	751	7,623
Amedisys, Inc.*	652	7,576
Hi-Tech Pharmacal Company, Inc.	227	7,536
Idenix Pharmaceuticals, Inc.*	2,049	7,397
Sagent Pharmaceuticals, Inc.*	347	7,280
Atrion Corp.	33	7,217
ChemoCentryx, Inc.*	510	7,211
Synergy Pharmaceuticals, Inc.*	1,658	7,163
Repros Therapeutics, Inc.*	379	6,993
Universal American Corp.	786	6,988
US Physical Therapy, Inc.	251	6,938
Insmed, Inc.*	580	6,937
NewLink Genetics Corp.*	348	6,863
Corvel Corp.*	230	6,732
Navidea Biopharmaceuticals, Inc.*,1	2,463	6,576
Affymetrix, Inc.*	1,466	6,509
Depomed, Inc.*	1,157	6,491
Symmetry Medical, Inc.*	769	6,475
Gentiva Health Services, Inc.*	649	6,464
Providence Service Corp.*	219	6,371
Cerus Corp.*	1,435	6,343
Vocera Communications, Inc.*	429	6,306
Trius Therapeutics, Inc.*	765	6,212
GenMark Diagnostics, Inc.*	600	6,204
Rigel Pharmaceuticals, Inc.*	1,796	5,999
Unilife Corp.*,1	1,877	5,950
SurModics, Inc.*	296	5,923
Cytokinetics, Inc.*	510	5,901
AngioDynamics, Inc.*	509	5,742
Albany Molecular Research, Inc.*	480	5,698
Novavax, Inc.*	2,774	5,687
KYTHERA Biopharmaceuticals, Inc.*	210	5,681
Intercept Pharmaceuticals, Inc.*	126	5,650
TearLab Corp.*	530	5,629
SciClone Pharmaceuticals, Inc.*	1,111	5,511
Repligen Corp.*	651	5,364
Curis, Inc.*	1,657	5,286
Threshold Pharmaceuticals, Inc.*	964	5,071
Vascular Solutions, Inc.*	337	4,957
Five Star Quality Care, Inc.*	882	4,948
LHC Group, Inc.*	251	4,915
Portola Pharmaceuticals, Inc.*	200	4,914
Vical, Inc.*	1,559	4,880
TherapeuticsMD, Inc.*	1,600	4,848
Assisted Living Concepts, Inc. — Class A	405	4,844
Merge Healthcare, Inc.*	1,341	4,828
Furiex Pharmaceuticals, Inc.*	140	4,770
Vanda Pharmaceuticals, Inc.*	585	4,727
XOMA Corp.*	1,289	4,679
Progenics Pharmaceuticals, Inc.*	1,048	4,674
PhotoMedex, Inc.*	292	4,654
Stemline Therapeutics, Inc.*	190	4,530
OraSure Technologies, Inc.*	1,142	4,431
XenoPort, Inc.*	890	4,406
RTI Biologics, Inc.*	1,153	4,335
Anika Therapeutics, Inc.*	250	4,250
Synta Pharmaceuticals Corp.*,1	838	4,182
Dynavax Technologies Corp.*	3,761	4,137
Verastem, Inc.*	297	4,122
Chimerix, Inc.*	170	4,121
AtriCure, Inc.*	431	4,095
Geron Corp.*	2,685	4,028
Chindex International, Inc.*	248	4,023
Lannett Company, Inc.*	335	3,990
AcelRx Pharmaceuticals, Inc.*	430	3,986
Exactech, Inc.*	197	3,891
Coronado Biosciences, Inc.*	450	3,870
Hyperion Therapeutics, Inc.*	174	3,828
Galena Biopharma, Inc.*	1,720	3,818
Derma Sciences, Inc.*	285	3,805
Utah Medical Products, Inc.	70	3,801
National Research Corp. — Class A*	206	3,708
Greenway Medical Technologies*	298	3,677
Peregrine Pharmaceuticals, Inc.*	2,820	3,638
GTx, Inc.*	543	3,584
CryoLife, Inc.	562	3,518
Sunesis Pharmaceuticals, Inc.*	663	3,454
Osiris Therapeutics, Inc.*	338	3,404
Epizyme, Inc.*	120	3,376
Solta Medical, Inc.*	1,463	3,336
Almost Family, Inc.	174	3,306
Rochester Medical Corp.*	223	3,285
Ampio Pharmaceuticals, Inc.*	569	3,283
Chelsea Therapeutics International Ltd.*	1,380	3,174
Omeros Corp.*	615	3,100
Prothena Corporation plc*	240	3,098
Biotime, Inc.*	757	2,998
Cytori Therapeutics, Inc.*	1,297	2,983
OncoGenex Pharmaceutical, Inc.*	300	2,940
Rockwell Medical, Inc.*	808	2,917
Anacor Pharmaceuticals, Inc.*	520	2,907
ZIOPHARM Oncology, Inc.*	1,376	2,890
Cross Country Healthcare, Inc.*	557	2,874
Arqule, Inc.*	1,219	2,828

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 88.9% (continued)
Health Care - 10.9% (continued)
Pozen, Inc.*	554	$2,776
Skilled Healthcare Group, Inc. — Class A*	407	2,719
NeoGenomics, Inc.*	680	2,706
AVEO Pharmaceuticals, Inc.*	1,070	2,675
Nanosphere, Inc.*	860	2,640
Cutera, Inc.*	300	2,640
Alphatec Holdings, Inc.*	1,279	2,622
Horizon Pharma, Inc.*	1,057	2,600
Zogenix, Inc.*	1,479	2,529
BioDelivery Sciences International, Inc.*	611	2,481
OvaScience, Inc.*	180	2,471
Harvard Bioscience, Inc.*	522	2,469
Targacept, Inc.*	578	2,468
Cell Therapeutics, Inc.*	2,320	2,436
Cempra, Inc.*	306	2,396
Receptos, Inc.*	120	2,387
Zeltiq Aesthetics, Inc.*	365	2,332
Biolase, Inc.*	650	2,327
Medical Action Industries, Inc.*	300	2,310
Pacific Biosciences of California, Inc.*	913	2,301
Addus HomeCare Corp.*	110	2,171
SIGA Technologies, Inc.*	761	2,161
Fibrocell Science, Inc.*	350	2,142
Supernus Pharmaceuticals, Inc.*	310	1,993
Durata Therapeutics, Inc.*	272	1,958
Corcept Therapeutics, Inc.*	1,092	1,889
Sucampo Pharmaceuticals, Inc. — Class A*	287	1,888
Regulus Therapeutics, Inc.*	184	1,805
Alimera Sciences, Inc.*	350	1,708
Accelerate Diagnostics, Inc.*	210	1,705
Tetraphase Pharmaceuticals, Inc.*	240	1,687
TG Therapeutics, Inc.*	260	1,661
Omthera Pharmaceuticals, Inc.*	120	1,596
Alliance HealthCare Services, Inc.*	100	1,564
Enzon Pharmaceuticals, Inc.	773	1,546
Cornerstone Therapeutics, Inc.*	183	1,464
Amicus Therapeutics, Inc.*	626	1,459
MEI Pharma, Inc.*	200	1,426
Enanta Pharmaceuticals, Inc.*	80	1,417
Insys Therapeutics, Inc.*	100	1,384
Pernix Therapeutics Holdings*	365	1,318
KaloBios Pharmaceuticals, Inc.*	180	1,019
USMD Holdings, Inc.*	20	592
Total Health Care		3,567,201
Energy - 4.9%
Lufkin Industries, Inc.	699	61,840
Rosetta Resources, Inc.*	1,256	53,406
Helix Energy Solutions Group, Inc.*	2,178	50,180
Kodiak Oil & Gas Corp.*	5,459	48,532
Bristow Group, Inc.	742	48,467
SemGroup Corp. — Class A	860	46,320
Berry Petroleum Co. — Class A	1,079	45,663
Targa Resources Corp.	672	43,230
Hornbeck Offshore Services, Inc.*	736	39,376
Energy XXI Bermuda Ltd.	1,630	36,153
SEACOR Holdings, Inc.	410	34,051
Exterran Holdings, Inc.*	1,183	33,266
PDC Energy, Inc.*	625	32,175
Western Refining, Inc.	1,112	31,215
Scorpio Tankers, Inc.	3,343	30,020
CARBO Ceramics, Inc.	410	27,646
Gulfmark Offshore, Inc. — Class A	550	24,800
Forum Energy Technologies, Inc.*	805	24,496
Halcon Resources Corp.*	4,252	24,109
Alpha Natural Resources, Inc.*	4,540	23,789
Carrizo Oil & Gas, Inc.*	835	23,656
Hercules Offshore, Inc.*	3,280	23,091
Stone Energy Corp.*	1,029	22,669
Delek US Holdings, Inc.	763	21,959
Bonanza Creek Energy, Inc.*	604	21,418
EXCO Resources, Inc.	2,790	21,316
Cloud Peak Energy, Inc.*	1,252	20,632
Bill Barrett Corp.*	1,001	20,240
Newpark Resources, Inc.*	1,771	19,463
Crosstex Energy, Inc.	980	19,365
Key Energy Services, Inc.*	3,133	18,641
Clean Energy Fuels Corp.*	1,401	18,493
Geospace Technologies Corp.*	264	18,237
C&J Energy Services, Inc.*	925	17,917
EPL Oil & Gas, Inc.*	610	17,910
Northern Oil and Gas, Inc.*	1,316	17,555
Approach Resources, Inc.*	713	17,518
TETRA Technologies, Inc.*	1,613	16,549
Arch Coal, Inc.	4,361	16,485
ION Geophysical Corp.*	2,736	16,471
Rex Energy Corp.*	928	16,314
Ship Finance International Ltd.	1,054	15,641
Comstock Resources, Inc.	994	15,636
Sanchez Energy Corp.*	584	13,409
Magnum Hunter Resources Corp.*,1	3,535	12,903
Diamondback Energy, Inc.*	372	12,395
Matador Resources Co.*	1,019	12,208
Parker Drilling Co.*	2,446	12,181
Solazyme, Inc.*	979	11,474
Resolute Energy Corp.*	1,392	11,108
Era Group, Inc.*	410	10,722
Swift Energy Co.*	890	10,671
Nordic American Tankers Ltd.	1,360	10,295
W&T Offshore, Inc.	711	10,160
Forest Oil Corp.*	2,448	10,012
Rentech, Inc.	4,646	9,757
Contango Oil & Gas Co.	265	8,944
PHI, Inc.*	259	8,884
Nuverra Environmental Solutions, Inc.*,1	2,928	8,491
Pioneer Energy Services Corp.*	1,282	8,487
Vantage Drilling Co.*	4,133	8,431
Matrix Service Co.*	541	8,429
Tesco Corp.*	623	8,255
Basic Energy Services, Inc.*,1	618	7,472
Goodrich Petroleum Corp.*	546	6,989
Alon USA Energy, Inc.	481	6,955

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 88.9% (continued)
Energy - 4.9% (continued)
Green Plains Renewable Energy, Inc.*	519	$6,913
Vaalco Energy, Inc.*	1,188	6,795
GasLog Ltd.	528	6,758
Triangle Petroleum Corp.*	951	6,667
Dawson Geophysical Co.*	171	6,303
RigNet, Inc.*	247	6,294
Renewable Energy Group, Inc.*	440	6,261
Synergy Resources Corp.*	839	6,141
Natural Gas Services Group, Inc.*	255	5,990
Gulf Island Fabrication, Inc.	297	5,688
Penn Virginia Corp.	1,138	5,349
KiOR, Inc. — Class A*	905	5,168
Emerald Oil, Inc.*	749	5,138
Clayton Williams Energy, Inc.*	118	5,133
Willbros Group, Inc.*	819	5,029
PetroQuest Energy, Inc.*	1,175	4,653
Mitcham Industries, Inc.*	262	4,396
BPZ Resources, Inc.*	2,420	4,332
Quicksilver Resources, Inc.*	2,558	4,297
Panhandle Oil and Gas, Inc. — Class A	144	4,104
Evolution Petroleum Corp.*	354	3,862
Warren Resources, Inc.*	1,502	3,830
Cal Dive International, Inc.*	2,018	3,794
Knightsbridge Tankers Ltd.	507	3,732
Endeavour International Corp.*	966	3,709
Midstates Petroleum Company, Inc.*	679	3,673
Abraxas Petroleum Corp.*	1,691	3,551
FX Energy, Inc.*	1,101	3,534
Teekay Tankers Ltd. — Class A	1,283	3,374
Gastar Exploration Ltd.*	1,263	3,372
Ur-Energy, Inc.*	2,500	3,350
REX American Resources Corp.*	112	3,222
Uranium Energy Corp.*	1,762	3,154
Bolt Technology Corp.	179	3,057
Equal Energy Ltd.	730	2,949
Adams Resources & Energy, Inc.	42	2,893
Westmoreland Coal Co.*	247	2,774
Callon Petroleum Co.*	818	2,757
TGC Industries, Inc.	306	2,515
Miller Energy Resources, Inc.*	627	2,508
L&L Energy, Inc.*	620	2,220
Global Geophysical Services, Inc.*	465	2,195
Apco Oil and Gas International, Inc.*	187	2,156
Frontline Ltd.*,1	1,062	1,880
Amyris, Inc.*,1	543	1,569
Hallador Energy Co.	176	1,417
Isramco, Inc.*	14	1,305
Crimson Exploration, Inc.*	449	1,266
ZaZa Energy Corp.*	767	920
Total Energy		1,616,489
Materials - 4.4%
Axiall Corp.	1,436	61,145
PolyOne Corp.	2,039	50,527
Louisiana-Pacific Corp.*	2,869	42,432
Sensient Technologies Corp.	1,030	41,685
Chemtura Corp.*	2,024	41,087
Olin Corp.	1,654	39,563
HB Fuller Co.	1,034	39,096
Commercial Metals Co.	2,400	35,448
Worthington Industries, Inc.	1,092	34,627
KapStone Paper and Packaging Corp.	842	33,833
Graphic Packaging Holding Co.*	4,315	33,398
Schweitzer-Mauduit International, Inc.	650	32,423
Buckeye Technologies, Inc.	803	29,743
Minerals Technologies, Inc.	713	29,475
Texas Industries, Inc.*	446	29,052
Coeur Mining, Inc.*	2,091	27,810
Balchem Corp.	615	27,521
Stillwater Mining Co.*	2,430	26,098
Berry Plastics Group, Inc.*	1,140	25,160
Kaiser Aluminum Corp.	393	24,342
PH Glatfelter Co.	883	22,163
Stepan Co.	390	21,688
Intrepid Potash, Inc.	1,130	21,527
Clearwater Paper Corp.*	453	21,318
Innophos Holdings, Inc.	449	21,179
Hecla Mining Co.	6,839	20,380
OM Group, Inc.*	659	20,376
SunCoke Energy, Inc.*	1,439	20,175
Innospec, Inc.	482	19,367
Resolute Forest Products, Inc.*	1,436	18,912
Calgon Carbon Corp.*	1,111	18,531
AMCOL International Corp.	573	18,158
RTI International Metals, Inc.*	640	17,734
Boise, Inc.	2,072	17,695
Flotek Industries, Inc.*	985	17,671
Quaker Chemical Corp.	267	16,557
Koppers Holdings, Inc.	431	16,456
A. Schulman, Inc.	601	16,119
Molycorp, Inc.*	2,550	15,810
Globe Specialty Metals, Inc.	1,326	14,414
Kraton Performance Polymers, Inc.*	668	14,162
Allied Nevada Gold Corp.*	2,140	13,867
American Vanguard Corp.	589	13,800
Walter Energy, Inc.	1,290	13,416
Headwaters, Inc.*	1,505	13,304
Deltic Timber Corp.	227	13,125
Tredegar Corp.	509	13,081
Schnitzer Steel Industries, Inc. — Class A	526	12,298
Haynes International, Inc.	255	12,207
LSB Industries, Inc.*	397	12,073
Horsehead Holding Corp.*	911	11,670
Wausau Paper Corp.	1,018	11,605
Materion Corp.	418	11,324
Neenah Paper, Inc.	330	10,484
Ferro Corp.*	1,486	10,328
Century Aluminum Co.*	1,061	9,846
US Silica Holdings, Inc.	442	9,185

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 88.9% (continued)
Materials - 4.4% (continued)
Advanced Emissions Solutions, Inc.*	209	$8,803
Myers Industries, Inc.	583	8,751
AK Steel Holding Corp.[1]	2,803	8,521
OMNOVA Solutions, Inc.*	965	7,730
Hawkins, Inc.	191	7,523
Zep, Inc.	469	7,424
Zoltek Companies, Inc.*	562	7,255
Boise Cascade Co.*	280	7,115
AEP Industries, Inc.*	95	7,067
Landec Corp.*	529	6,988
Taminco Corp.*	330	6,729
FutureFuel Corp.	444	6,291
Gold Resource Corp.	681	5,932
AM Castle & Co.*	362	5,705
US Concrete, Inc.*	280	4,598
Olympic Steel, Inc.	186	4,557
Universal Stainless & Alloy Products, Inc.*	144	4,245
KMG Chemicals, Inc.	172	3,629
Arabian American Development Co.*	408	3,550
American Pacific Corp.*	120	3,402
Paramount Gold and Silver Corp.*	2,837	3,376
Chase Corp.	137	3,063
Penford Corp.*	200	2,678
Noranda Aluminum Holding Corp.	695	2,245
UFP Technologies, Inc.*	114	2,232
General Moly, Inc.*	1,181	2,208
Midway Gold Corp.*	2,312	2,180
United States Lime & Minerals, Inc.*	39	2,038
Handy & Harman Ltd.*	112	2,003
GSE Holding, Inc.*	160	926
Total Materials		1,435,234
Consumer Staples - 3.4%
United Natural Foods, Inc.*	1,019	55,016
Hain Celestial Group, Inc.*	786	51,065
TreeHouse Foods, Inc.*	743	48,696
Harris Teeter Supermarkets, Inc.	1,022	47,890
Casey's General Stores, Inc.	785	47,226
Darling International, Inc.*	2,432	45,381
Rite Aid Corp.*	15,005	42,914
B&G Foods, Inc. — Class A	1,092	37,183
PriceSmart, Inc.	393	34,439
Sanderson Farms, Inc.	475	31,550
Prestige Brands Holdings, Inc.*	1,047	30,509
Lancaster Colony Corp.	377	29,402
Post Holdings, Inc.*	673	29,383
Boston Beer Company, Inc. — Class A*	168	28,668
Universal Corp.	480	27,767
Snyders-Lance, Inc.	975	27,700
SUPERVALU, Inc.	4,173	25,956
Spectrum Brands Holdings, Inc.	442	25,136
J&J Snack Foods Corp.	304	23,651
Elizabeth Arden, Inc.*	524	23,617
Fresh Del Monte Produce, Inc.	778	21,691
Andersons, Inc.	380	20,212
Vector Group Ltd.	1,239	20,097
Pilgrim's Pride Corp.*	1,248	18,645
Susser Holdings Corp.*	369	17,668
WD-40 Co.	322	17,543
Boulder Brands, Inc.*	1,222	14,725
Cal-Maine Foods, Inc.	303	14,093
Dole Food Company, Inc.*	1,051	13,400
Tootsie Roll Industries, Inc.[1]	403	12,807
Annie's, Inc.*	285	12,181
Seaboard Corp.	4	10,832
Chiquita Brands International, Inc.*	956	10,440
Weis Markets, Inc.	225	10,141
Inter Parfums, Inc.	336	9,583
Diamond Foods, Inc.*	454	9,421
USANA Health Sciences, Inc.*	120	8,686
Spartan Stores, Inc.	448	8,261
Fairway Group Holdings Corp.*	320	7,734
Medifast, Inc.*	287	7,393
Calavo Growers, Inc.	253	6,879
Alliance One International, Inc.*	1,804	6,855
Ingles Markets, Inc. — Class A	259	6,540
Coca-Cola Bottling Company Consolidated	100	6,115
Central Garden and Pet Co. — Class A*	862	5,948
Pantry, Inc.*	483	5,883
Natural Grocers by Vitamin Cottage, Inc.*	183	5,673
Nash Finch Co.	254	5,591
Lifevantage Corp.*	2,330	5,406
Seneca Foods Corp. — Class A*	172	5,277
Harbinger Group, Inc.*	675	5,090
Revlon, Inc. — Class A*	230	5,074
Chefs' Warehouse, Inc.*	291	5,005
Star Scientific, Inc.*,1	3,427	4,764
Village Super Market, Inc. — Class A	135	4,467
Female Health Co.	447	4,407
Roundy's, Inc.	523	4,357
Limoneira Co.	210	4,353
National Beverage Corp.	230	4,018
Omega Protein Corp.*	409	3,673
Nature's Sunshine Products, Inc.	223	3,646
Nutraceutical International Corp.	178	3,638
John B Sanfilippo & Son, Inc.	170	3,427
Orchids Paper Products Co.	120	3,150
Arden Group, Inc. — Class A	28	3,091
Oil-Dri Corporation of America	102	2,802
Alico, Inc.	63	2,527
Inventure Foods, Inc.*	292	2,441
Synutra International, Inc.*	359	1,827
Craft Brew Alliance, Inc.*	218	1,796
Lifeway Foods, Inc.	98	1,701
Griffin Land & Nurseries, Inc.	59	1,683
Farmer Bros Co.*	119	1,673
Total Consumer Staples		1,117,479
Utilities - 2.9%
Cleco Corp.	1,246	57,852

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 88.9% (continued)
Utilities - 2.9% (continued)
Piedmont Natural Gas Company, Inc.	1,552	$52,364
IDACORP, Inc.	1,033	49,336
Portland General Electric Co.	1,554	47,537
Dynegy, Inc.*	2,060	46,453
WGL Holdings, Inc.	1,065	46,029
Black Hills Corp.	916	44,655
Southwest Gas Corp.	954	44,638
ALLETE, Inc.	818	40,777
UIL Holdings Corp.	1,040	39,780
UNS Energy Corp.	851	38,065
South Jersey Industries, Inc.	659	37,833
PNM Resources, Inc.	1,634	36,258
New Jersey Resources Corp.	856	35,550
Avista Corp.	1,228	33,181
NorthWestern Corp.	778	31,042
Laclede Group, Inc.	671	30,638
El Paso Electric Co.	823	29,060
MGE Energy, Inc.	476	26,066
Northwest Natural Gas Co.	554	23,534
American States Water Co.	399	21,414
Otter Tail Corp.	744	21,130
Empire District Electric Co.	880	19,633
California Water Service Group	985	19,217
Chesapeake Utilities Corp.	194	9,989
Atlantic Power Corp.	2,466	9,716
Ormat Technologies, Inc.	365	8,585
SJW Corp.	322	8,436
Unitil Corp.	287	8,289
Middlesex Water Co.	327	6,514
Connecticut Water Service, Inc.	222	6,371
York Water Co.	264	5,024
Artesian Resources Corp. — Class A	154	3,431
Consolidated Water Company Ltd.	299	3,418
Delta Natural Gas Company, Inc.	143	3,039
Genie Energy Ltd. — Class B	263	2,406
Pure Cycle Corp.*	350	1,957
Total Utilities		949,217
Telecommunication Services - 0.7%
Cogent Communications Group, Inc.	968	27,250
NII Holdings, Inc.*	3,540	23,612
Consolidated Communications Holdings, Inc.	821	14,294
Cincinnati Bell, Inc.*	4,277	13,088
8x8, Inc.*	1,481	12,204
Premiere Global Services, Inc.*	991	11,961
Iridium Communications, Inc.*	1,324	10,274
Atlantic Tele-Network, Inc.	187	9,286
Vonage Holdings Corp.*	3,198	9,050
inContact, Inc.*	1,100	9,042
Shenandoah Telecommunications Co.	490	8,173
Leap Wireless International, Inc.*	1,109	7,464
USA Mobility, Inc.	444	6,025
IDT Corp. — Class B	321	5,999
Lumos Networks Corp.	321	5,489
magicJack VocalTec Ltd.*	385	5,463
Hawaiian Telcom Holdco, Inc.*	215	5,409
NTELOS Holdings Corp.	319	5,251
General Communication, Inc. — Class A*	652	5,105
Cbeyond, Inc.*	552	4,328
Neutral Tandem, Inc.	669	3,847
Fairpoint Communications, Inc.*	431	3,599
Towerstream Corp.*	1,364	3,478
ORBCOMM, Inc.*	743	3,336
Primus Telecommunications Group, Inc.	254	3,033
HickoryTech Corp.	284	3,019
Boingo Wireless, Inc.*	383	2,378
Total Telecommunication Services		221,457
Total Common Stocks
(Cost $24,962,688)		29,067,551
WARRANTS†† - 0.0%
Magnum Hunter Resources Corp.
$10.50, 08/16/13	23	–
Total Warrants
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,2 - 14.9%
HSBC Group issued 06/28/13 at 0.07% due 07/01/13	$3,911,552	3,911,552
Mizuho Financial Group, Inc. issued 06/28/13 at 0.06% due 07/01/13	672,273	672,273
Deutsche Bank issued 06/28/13 at 0.06% due 07/01/13	272,899	272,899
Total Repurchase Agreements
(Cost $4,856,724)		4,856,724
SECURITIES LENDING COLLATERAL††,3 - 0.3%
Repurchase Agreements
HSBC Securities, Inc. issued 06/28/13 at 0.11% due 07/01/13	96,124	96,124
RBS Securities, Inc. issued 06/28/13 at 0.10% due 07/01/13	11,243	11,243
Total Securities Lending Collateral
(Cost $107,367)		107,367
Total Investments - 104.1%
(Cost $29,926,779)		$34,031,642
Other Assets & Liabilities, net - (4.1)%		(1,344,900)
Total Net Assets - 100.0%		$32,686,742

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
September 2013 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $13,473,270)	139	$173,888

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2013 Russell 2000 Index Swap, Terminating 07/29/13 [4] (Notional Value $747,521)	765	$11,072
Barclays Bank plc July 2013 Russell 2000 Index Swap, Terminating 07/31/13 [4] (Notional Value $612,334)	626	(1,507)
Credit Suisse Capital, LLC July 2013 Russell 2000 Index Swap, Terminating 07/31/13 [4] (Notional Value $5,053,303)	5,170	(1,815)
(Total Notional Value $6,413,158)		$7,750

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	Securities lending collateral — See Note 4.
[4]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc — Public Limited Company

REIT — Real Estate Investment Trust

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 91.9%
Financials - 21.4%
FirstMerit Corp.	3,963	$79,378
Prosperity Bancshares, Inc.	1,441	74,628
Highwoods Properties, Inc.	1,962	69,866
CNO Financial Group, Inc.	5,310	68,817
RLJ Lodging Trust	2,952	66,391
Prospect Capital Corp.	5,816	62,812
Portfolio Recovery Associates, Inc.*	407	62,527
Hancock Holding Co.	2,028	60,981
Chambers Street Properties	5,950	59,499
Geo Group, Inc.	1,713	58,156
Susquehanna Bancshares, Inc.	4,452	57,207
First American Financial Corp.	2,581	56,884
EPR Properties	1,125	56,555
LaSalle Hotel Properties	2,286	56,465
American Realty Capital Properties, Inc.	3,680	56,157
Webster Financial Corp.	2,158	55,416
Healthcare Realty Trust, Inc.	2,160	55,080
Stifel Financial Corp.*	1,516	54,075
Invesco Mortgage Capital, Inc.	3,227	53,438
Financial Engines, Inc.	1,168	53,249
Medical Properties Trust, Inc.	3,582	51,294
Colonial Properties Trust	2,120	51,134
Primerica, Inc.	1,359	50,881
CubeSmart	3,182	50,848
DCT Industrial Trust, Inc.	6,948	49,678
Sovran Self Storage, Inc.	749	48,528
Radian Group, Inc.	4,133	48,025
Lexington Realty Trust	4,035	47,128
MGIC Investment Corp.*	7,751	47,049
Sunstone Hotel Investors, Inc.*	3,889	46,979
Platinum Underwriters Holdings Ltd.	762	43,602
DiamondRock Hospitality Co.	4,667	43,496
Texas Capital Bancshares, Inc.*	979	43,428
UMB Financial Corp.	779	43,367
Capitol Federal Financial, Inc.	3,560	43,218
NorthStar Realty Finance Corp.	4,740	43,133
Washington Real Estate Investment Trust	1,592	42,841
Sun Communities, Inc.	860	42,795
ARMOUR Residential REIT, Inc.	8,938	42,098
First Financial Bankshares, Inc.	755	42,023
FNB Corp.	3,460	41,797
MarketAxess Holdings, Inc.	893	41,748
Apollo Investment Corp.	5,366	41,533
Ryman Hospitality Properties	1,056	41,195
New Residential Investment Corp.	6,050	40,777
EastGroup Properties, Inc.	721	40,571
Umpqua Holdings Corp.	2,678	40,197
BancorpSouth, Inc.	2,270	40,179
Trustmark Corp.	1,600	39,328
RLI Corp.	512	39,121
Potlatch Corp.	967	39,105
First Industrial Realty Trust, Inc.	2,566	38,926
CYS Investments, Inc.	4,172	38,424
Strategic Hotels & Resorts, Inc.*	4,336	38,417
Cathay General Bancorp	1,886	38,380
Glacier Bancorp, Inc.	1,726	38,300
IBERIABANK Corp.	710	38,063
Pebblebrook Hotel Trust	1,472	38,051
Glimcher Realty Trust	3,451	37,686
DuPont Fabros Technology, Inc.	1,492	36,032
MB Financial, Inc.	1,311	35,135
National Health Investors, Inc.	584	34,958
First Cash Financial Services, Inc.*	701	34,495
Wintrust Financial Corp.	882	33,763
Old National Bancorp	2,420	33,469
Redwood Trust, Inc.	1,967	33,439
Government Properties Income Trust	1,304	32,887
PrivateBancorp, Inc. — Class A	1,550	32,876
Home Loan Servicing Solutions Ltd.	1,361	32,623
Acadia Realty Trust	1,321	32,615
Equity One, Inc.	1,434	32,451
Bank of the Ozarks, Inc.	748	32,411
LTC Properties, Inc.	829	32,372
EverBank Financial Corp.	1,919	31,779
United Bankshares, Inc.[1]	1,201	31,766
PS Business Parks, Inc.	438	31,610
Symetra Financial Corp.	1,949	31,165
Cash America International, Inc.	681	30,958
Greenhill & Company, Inc.	672	30,737
Colony Financial, Inc.	1,541	30,650
Selective Insurance Group, Inc.	1,331	30,639
Pennsylvania Real Estate Investment Trust	1,622	30,623
Janus Capital Group, Inc.	3,570	30,381
Northwest Bancshares, Inc.	2,239	30,249
Enstar Group Ltd.*	227	30,186
Fifth Street Finance Corp.	2,882	30,117
Walter Investment Management Corp.*	882	29,820
Evercore Partners, Inc. — Class A	759	29,814
PennyMac Mortgage Investment Trust	1,413	29,744
Community Bank System, Inc.	958	29,554
Westamerica Bancorporation	642	29,333
Columbia Banking System, Inc.	1,216	28,953
International Bancshares Corp.	1,274	28,767
Franklin Street Properties Corp.	2,153	28,420
National Penn Bancshares, Inc.	2,797	28,418
Tower Group International Ltd.	1,376	28,222
Home BancShares, Inc.	1,083	28,126
Western Alliance Bancorporation*	1,770	28,019
PacWest Bancorp	909	27,861
Education Realty Trust, Inc.	2,722	27,846
PHH Corp.*	1,366	27,839
WisdomTree Investments, Inc.*	2,398	27,745
Montpelier Re Holdings Ltd.	1,109	27,736
Capstead Mortgage Corp.	2,285	27,649
Argo Group International Holdings Ltd.	647	27,426
Hersha Hospitality Trust — Class A	4,842	27,309

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 91.9% (continued)
Financials - 21.4% (continued)
BBCN Bancorp, Inc.	1,886	$26,819
Ambac Financial Group, Inc.*	1,085	25,856
Cousins Properties, Inc.	2,558	25,836
CVB Financial Corp.	2,195	25,813
American Capital Mortgage Investment Corp.	1,406	25,266
American Assets Trust, Inc.	805	24,842
Solar Capital Ltd.	1,074	24,798
National Bank Holdings Corp. — Class A	1,250	24,625
First Midwest Bancorp, Inc.	1,789	24,545
Spirit Realty Capital, Inc.	1,380	24,454
National Financial Partners Corp.*	964	24,399
Hilltop Holdings, Inc.*	1,487	24,387
Amtrust Financial Services, Inc.[1]	677	24,169
Chesapeake Lodging Trust	1,156	24,033
American Equity Investment Life Holding Co.	1,529	24,005
Virtus Investment Partners, Inc.*	136	23,973
Investors Bancorp, Inc.	1,114	23,483
Sabra Health Care REIT, Inc.	893	23,316
Horace Mann Educators Corp.	949	23,137
Main Street Capital Corp.	834	23,093
iStar Financial, Inc.*	2,036	22,986
Astoria Financial Corp.	2,110	22,746
Provident Financial Services, Inc.	1,426	22,502
Ramco-Gershenson Properties Trust	1,429	22,192
NBT Bancorp, Inc.	1,046	22,144
Retail Opportunity Investments Corp.	1,588	22,073
Hudson Pacific Properties, Inc.	1,034	22,004
Pinnacle Financial Partners, Inc.*	837	21,519
Kennedy-Wilson Holdings, Inc.	1,254	20,867
Inland Real Estate Corp.	2,038	20,828
SCBT Financial Corp.	412	20,761
Investors Real Estate Trust	2,411	20,735
First Financial Bancorp	1,382	20,592
EZCORP, Inc. — Class A*	1,217	20,543
Hercules Technology Growth Capital, Inc.	1,471	20,506
Boston Private Financial Holdings, Inc.	1,908	20,301
ViewPoint Financial Group, Inc.	956	19,894
STAG Industrial, Inc.	995	19,850
Nelnet, Inc. — Class A	548	19,777
OFG Bancorp	1,086	19,667
World Acceptance Corp.*,1	225	19,562
Associated Estates Realty Corp.	1,206	19,392
Anworth Mortgage Asset Corp.	3,462	19,387
Sterling Financial Corp.	811	19,286
Independent Bank Corp.	551	19,010
Park National Corp.	276	18,986
Resource Capital Corp.	3,030	18,635
Encore Capital Group, Inc.*	557	18,442
First Potomac Realty Trust	1,399	18,271
Employers Holdings, Inc.	742	18,142
Triangle Capital Corp.[1]	659	18,129
CapLease, Inc.	2,125	17,935
BGC Partners, Inc. — Class A	3,040	17,906
Credit Acceptance Corp.*	170	17,859
Campus Crest Communities, Inc.	1,545	17,829
FelCor Lodging Trust, Inc.*	2,967	17,535
Parkway Properties, Inc.	1,046	17,531
PennantPark Investment Corp.	1,584	17,503
First Commonwealth Financial Corp.	2,344	17,275
Chemical Financial Corp.	655	17,023
Oritani Financial Corp.	1,085	17,013
Berkshire Hills Bancorp, Inc.	600	16,656
Forestar Group, Inc.*	828	16,610
BlackRock Kelso Capital Corp.	1,773	16,595
Greenlight Capital Re Ltd. — Class A*	675	16,558
Infinity Property & Casualty Corp.	277	16,554
WesBanco, Inc.	625	16,519
Northfield Bancorp, Inc.	1,387	16,256
Banner Corp.	466	15,746
Tompkins Financial Corp.	348	15,726
Banco Latinoamericano de Comercio Exterior S.A. — Class E	700	15,673
Coresite Realty Corp.	492	15,651
Alexander's, Inc.	53	15,567
Cohen & Steers, Inc.	452	15,359
Summit Hotel Properties, Inc.	1,571	14,846
Renasant Corp.	606	14,750
Safety Insurance Group, Inc.	304	14,747
Excel Trust, Inc.	1,146	14,680
Knight Capital Group, Inc. — Class A*	4,080	14,647
Brookline Bancorp, Inc.	1,677	14,556
City Holding Co.	372	14,489
Golub Capital BDC, Inc.	824	14,420
FXCM, Inc. — Class A1	877	14,392
Ashford Hospitality Trust, Inc.	1,246	14,267
Navigators Group, Inc.*	249	14,203
AMERISAFE, Inc.	438	14,187
HFF, Inc. — Class A	793	14,092
Apollo Commercial Real Estate Finance, Inc.	878	13,943
S&T Bancorp, Inc.	709	13,896
Netspend Holdings, Inc.*	838	13,383
Maiden Holdings Ltd.	1,192	13,374
Dynex Capital, Inc.	1,309	13,339
Stewart Information Services Corp.	508	13,305
DFC Global Corp.*	963	13,299
Hanmi Financial Corp.*	752	13,288
Kite Realty Group Trust	2,185	13,176
Piper Jaffray Cos.*	416	13,150
BofI Holding, Inc.*	285	13,059
Sandy Spring Bancorp, Inc.	601	12,994
United Community Banks, Inc.*	1,030	12,793
Getty Realty Corp.	616	12,720
Apollo Residential Mortgage, Inc.	768	12,657
RAIT Financial Trust	1,667	12,536
AG Mortgage Investment Trust, Inc.	666	12,527

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 91.9% (continued)
Financials - 21.4% (continued)
Investment Technology Group, Inc.*	890	$12,442
Green Dot Corp. — Class A*	620	12,369
Universal Health Realty Income Trust	286	12,335
TrustCo Bank Corp. NY	2,251	12,245
First BanCorp*	1,720	12,178
Eagle Bancorp, Inc.*	544	12,170
United Fire Group, Inc.	488	12,117
Flushing Financial Corp.	736	12,107
TICC Capital Corp.	1,252	12,044
Community Trust Bancorp, Inc.	338	12,040
Urstadt Biddle Properties, Inc. — Class A	595	12,001
Bancorp, Inc.*	790	11,842
First Merchants Corp.	689	11,816
Capital Southwest Corp.	85	11,716
Dime Community Bancshares, Inc.	761	11,659
Select Income REIT	415	11,637
State Bank Financial Corp.	763	11,468
PICO Holdings, Inc.*	544	11,402
Capital Bank Financial Corp. — Class A*	592	11,242
Lakeland Financial Corp.	397	11,017
StellarOne Corp.	544	10,690
Cardinal Financial Corp.	728	10,658
New Mountain Finance Corp.	750	10,620
Rouse Properties, Inc.	540	10,595
eHealth, Inc.*	462	10,497
National Western Life Insurance Co. — Class A	55	10,442
TCP Capital Corp.	622	10,431
Simmons First National Corp. — Class A	397	10,358
ICG Group, Inc.*	907	10,340
New York Mortgage Trust, Inc.	1,522	10,304
Southside Bancshares, Inc.	431	10,292
Arlington Asset Investment Corp. — Class A	381	10,188
Western Asset Mortgage Capital Corp.	580	10,127
WSFS Financial Corp.	193	10,111
Monmouth Real Estate Investment Corp. — Class A	1,017	10,038
Altisource Residential Corp.*	600	10,014
Union First Market Bankshares Corp.	483	9,945
Provident New York Bancorp	1,061	9,910
Washington Trust Bancorp, Inc.	346	9,868
Wilshire Bancorp, Inc.	1,475	9,765
Heartland Financial USA, Inc.	354	9,731
CyrusOne, Inc.	465	9,644
THL Credit, Inc.	631	9,585
Ameris Bancorp*	567	9,554
Meadowbrook Insurance Group, Inc.	1,188	9,540
Tejon Ranch Co.*	334	9,516
Central Pacific Financial Corp.*	525	9,450
Agree Realty Corp.	316	9,328
FBL Financial Group, Inc. — Class A	214	9,311
TowneBank	632	9,303
Medley Capital Corp.	685	9,302
Cedar Realty Trust, Inc.	1,731	8,967
Virginia Commerce Bancorp, Inc.*	640	8,934
MCG Capital Corp.	1,700	8,857
First Interstate Bancsystem, Inc. — Class A	419	8,686
1st Source Corp.	365	8,672
Sterling Bancorp	742	8,622
Saul Centers, Inc.	193	8,581
Terreno Realty Corp.	462	8,561
Rockville Financial, Inc.	653	8,541
First Financial Corp.	273	8,460
First Financial Holdings, Inc.	398	8,442
HomeTrust Bancshares, Inc.*	496	8,412
NewStar Financial, Inc.*	626	8,338
Winthrop Realty Trust	692	8,325
SY Bancorp, Inc.	338	8,291
Trico Bancshares	387	8,255
BancFirst Corp.	174	8,100
Safeguard Scientifics, Inc.*	502	8,057
GAMCO Investors, Inc. — Class A	142	7,868
OneBeacon Insurance Group Ltd. — Class A	541	7,834
Customers Bancorp, Inc.*	480	7,800
First Busey Corp.	1,731	7,790
Bryn Mawr Bank Corp.	324	7,753
KCAP Financial, Inc.	678	7,634
Univest Corporation of Pennsylvania	398	7,590
Lakeland Bancorp, Inc.	715	7,457
AmREIT, Inc. — Class B	384	7,427
MVC Capital, Inc.	574	7,227
Chatham Lodging Trust	418	7,181
Federal Agricultural Mortgage Corp. — Class C	248	7,162
Westwood Holdings Group, Inc.	166	7,125
Aviv REIT, Inc.	280	7,081
United Financial Bancorp, Inc.	467	7,075
CoBiz Financial, Inc.	844	7,005
Taylor Capital Group, Inc.*	410	6,925
Walker & Dunlop, Inc.*	394	6,895
German American Bancorp, Inc.	306	6,891
Enterprise Financial Services Corp.	430	6,863
Metro Bancorp, Inc.*	342	6,850
HCI Group, Inc.	222	6,820
Cowen Group, Inc. — Class A*	2,329	6,754
American Safety Insurance Holdings Ltd.*	233	6,745
First Community Bancshares, Inc.	429	6,727
HomeStreet, Inc.	312	6,692
Hudson Valley Holding Corp.	392	6,656
Flagstar Bancorp, Inc.*	475	6,631
PennyMac Financial Services, Inc. — Class A*	310	6,594

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 91.9% (continued)
Financials - 21.4% (continued)
First Bancorp	467	$6,585
Great Southern Bancorp, Inc.	244	6,578
MainSource Financial Group, Inc.	488	6,554
Camden National Corp.	184	6,526
Whitestone REIT — Class B	412	6,493
GFI Group, Inc.	1,659	6,487
Beneficial Mutual Bancorp, Inc.*	768	6,451
State Auto Financial Corp.	355	6,450
Gramercy Property Trust, Inc.*	1,420	6,390
Park Sterling Corp.*	1,064	6,288
Southwest Bancorp, Inc.*	475	6,270
Bank Mutual Corp.	1,110	6,260
Centerstate Banks, Inc.	720	6,250
Citizens, Inc.*	1,042	6,231
Arrow Financial Corp.	251	6,212
First of Long Island Corp.	187	6,207
One Liberty Properties, Inc.	282	6,193
Medallion Financial Corp.	443	6,162
Fidus Investment Corp.	329	6,156
OmniAmerican Bancorp, Inc.*	278	6,124
Financial Institutions, Inc.	331	6,094
Silver Bay Realty Trust Corp.	365	6,044
International. FCStone, Inc.*	341	5,950
Phoenix Companies, Inc.*	137	5,891
Territorial Bancorp, Inc.	258	5,833
National Bankshares, Inc.	164	5,827
American Residential Properties, Inc.*	335	5,762
Manning & Napier, Inc. — Class A	323	5,736
Citizens & Northern Corp.	296	5,719
First Connecticut Bancorp, Inc.	409	5,693
Diamond Hill Investment Group, Inc.	66	5,613
Gladstone Commercial Corp.	301	5,611
Charter Financial Corp.	549	5,534
Peoples Bancorp, Inc.	261	5,502
Baldwin & Lyons, Inc. — Class B	221	5,366
Armada Hoffler Properties, Inc.	455	5,360
Global Indemnity plc — Class A*	227	5,346
FBR & Co.*	211	5,330
Heritage Financial Corp.	363	5,318
Washington Banking Co.	374	5,311
Bank of Marin Bancorp	132	5,280
Consolidated-Tomoka Land Co.	138	5,266
First Defiance Financial Corp.	232	5,232
Solar Senior Capital Ltd.	280	5,155
Ames National Corp.	226	5,144
Republic Bancorp, Inc. — Class A	233	5,107
OceanFirst Financial Corp.	328	5,100
Pacific Continental Corp.	432	5,098
CNB Financial Corp.	298	5,048
BNC Bancorp	440	5,025
Calamos Asset Management, Inc. — Class A	476	4,998
Fox Chase Bancorp, Inc.	293	4,981
Universal Insurance Holdings, Inc.	699	4,949
Bridge Bancorp, Inc.	217	4,883
Yadkin Financial Corp.*	340	4,774
1st United Bancorp, Inc.	710	4,771
Franklin Financial Corp.	262	4,719
Gladstone Investment Corp.	634	4,660
National Interstate Corp.	159	4,651
Preferred Bank/Los Angeles CA*	280	4,614
C&F Financial Corp.	82	4,570
Oppenheimer Holdings, Inc. — Class A	240	4,570
Marlin Business Services Corp.	199	4,533
Suffolk Bancorp*	277	4,526
Pacific Premier Bancorp, Inc.*	370	4,521
JAVELIN Mortgage Investment Corp.	320	4,509
Stellus Capital Investment Corp.	295	4,440
United Community Financial Corp.*	950	4,418
American National Bankshares, Inc.	190	4,416
Home Federal Bancorp, Inc.	346	4,408
West Bancorporation, Inc.	373	4,383
Sierra Bancorp	296	4,381
MPG Office Trust, Inc.*	1,370	4,302
BankFinancial Corp.	505	4,293
Horizon Bancorp	209	4,266
Hannon Armstrong Sustainable Infrastructure Capital, Inc.*	354	4,206
Bank of Kentucky Financial Corp.	147	4,181
First Financial Northwest, Inc.	398	4,103
Gladstone Capital Corp.	501	4,093
Firsthand Technology Value Fund, Inc.*	206	4,091
AV Homes, Inc.*	229	4,060
Ladenburg Thalmann Financial Services, Inc.*	2,460	4,059
Guaranty Bancorp	352	3,995
Merchants Bancshares, Inc.	135	3,992
First Bancorp, Inc.	224	3,916
Farmers Capital Bank Corp.*	180	3,904
Penns Woods Bancorp, Inc.	93	3,893
MidWestOne Financial Group, Inc.	161	3,874
Seacoast Banking Corporation of Florida*	1,750	3,850
Thomas Properties Group, Inc.	724	3,837
Northrim BanCorp, Inc.	158	3,822
Peapack Gladstone Financial Corp.	217	3,798
Meridian Interstate Bancorp, Inc.*	201	3,785
Mercantile Bank Corp.	209	3,756
SWS Group, Inc.*	687	3,744
UMH Properties, Inc.	364	3,738
ESB Financial Corp.	304	3,688
MetroCorp Bancshares, Inc.	377	3,680
Nicholas Financial, Inc.	242	3,659
GSV Capital Corp.*	465	3,655
Kansas City Life Insurance Co.	95	3,636
Center Bancorp, Inc.	286	3,629
NewBridge Bancorp*	605	3,624
Bar Harbor Bankshares	99	3,618
Bridge Capital Holdings*	227	3,600
Kearny Financial Corp.*	342	3,588
First Pactrust Bancorp, Inc.	263	3,572
Crawford & Co. — Class B	631	3,546

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 91.9% (continued)
Financials - 21.4% (continued)
PennantPark Floating Rate Capital Ltd.	250	$3,535
Provident Financial Holdings, Inc.	222	3,525
CU Bancorp*	220	3,476
Capital City Bank Group, Inc.*	300	3,459
Heritage Commerce Corp.*	494	3,458
Meta Financial Group, Inc.	130	3,416
LCNB Corp.	150	3,354
Sun Bancorp, Inc.*	967	3,278
Regional Management Corp.*	130	3,250
First Security Group, Inc.*	1,495	3,244
Westfield Financial, Inc.	458	3,206
Roma Financial Corp.	175	3,178
First M&F Corp.	200	3,162
Enterprise Bancorp, Inc.	171	3,162
Hallmark Financial Services, Inc.*	339	3,098
NGP Capital Resources Co.	501	3,071
MidSouth Bancorp, Inc.	197	3,059
Fidelity Southern Corp.*	246	3,043
Chemung Financial Corp.	90	3,014
Century Bancorp, Inc. — Class A	86	3,010
Consumer Portfolio Services, Inc.*	410	3,009
EMC Insurance Group, Inc.	113	2,967
Heritage Oaks Bancorp*	480	2,962
Macatawa Bank Corp.*	570	2,873
Intervest Bancshares Corp. — Class A*	430	2,872
Eastern Insurance Holdings, Inc.	153	2,869
Home Bancorp, Inc.*	154	2,849
Imperial Holdings, Inc.*	415	2,843
Horizon Technology Finance Corp.	200	2,748
Independent Bank Group, Inc.*	90	2,736
Investors Title Co.	38	2,696
Ellington Residential Mortgage REIT	150	2,678
WhiteHorse Finance, Inc.	170	2,678
NASB Financial, Inc.*	102	2,669
Doral Financial Corp.*	3,120	2,590
Tree.com, Inc.	151	2,588
First Marblehead Corp.*	2,187	2,581
ZAIS Financial Corp.	140	2,544
JMP Group, Inc.	377	2,503
Middleburg Financial Corp.	130	2,483
Donegal Group, Inc. — Class A	177	2,473
Resource America, Inc. — Class A	289	2,457
First NBC Bank Holding Co.*	100	2,440
Clifton Savings Bancorp, Inc.	204	2,417
ESSA Bancorp, Inc.	217	2,378
Access National Corp.	180	2,336
Independence Holding Co.	189	2,234
Tristate Capital Holdings, Inc.*	160	2,200
BBX Capital Corp. — Class A*	170	2,195
Ares Commercial Real Estate Corp.	170	2,178
Hingham Institution for Savings	32	2,172
Garrison Capital, Inc.	140	2,159
CommunityOne Bancorp*	250	2,028

Pzena Investment Management, Inc. — Class A	275	1,793
Waterstone Financial, Inc.*	173	1,758
Gain Capital Holdings, Inc.	268	1,691
Palmetto Bancshares, Inc.*	110	1,430
Crescent Financial Bancshares, Inc.*	294	1,288
CIFC Corp.*	164	1,238
ConnectOne Bancorp, Inc.*	40	1,230
Health Insurance Innovations, Inc. — Class A*	110	1,157
Hampton Roads Bankshares, Inc.*	810	1,045
Fortegra Financial Corp.*	152	1,044
California First National Bancorp	59	974
Cascade Bancorp*	144	894
First Federal Bancshares of Arkansas, Inc.*	73	577
Total Financials		7,851,952
Information Technology - 15.9%
CoStar Group, Inc.*	683	88,155
CommVault Systems, Inc.*	1,113	84,466
Ultimate Software Group, Inc.*	659	77,295
WEX, Inc.*	924	70,871
PTC, Inc.*	2,861	70,180
ViaSat, Inc.*	946	67,602
FEI Co.	920	67,150
Aspen Technology, Inc.*	2,236	64,374
MAXIMUS, Inc.	812	60,478
QLIK Technologies, Inc.*	2,080	58,802
Semtech Corp.*	1,614	56,539
Tyler Technologies, Inc.*	757	51,892
Microsemi Corp.*	2,221	50,528
Anixter International, Inc.*	645	48,897
Ciena Corp.*	2,426	47,114
Cognex Corp.	1,037	46,894
j2 Global, Inc.[1]	1,102	46,845
SS&C Technologies Holdings, Inc.*	1,395	45,896
Plantronics, Inc.	1,037	45,545
SunEdison, Inc.*	5,540	45,262
ValueClick, Inc.*	1,822	44,966
Verint Systems, Inc.*	1,263	44,799
ACI Worldwide, Inc.*	957	44,481
Mentor Graphics Corp.	2,274	44,457
InterDigital, Inc.	984	43,936
Convergys Corp.	2,515	43,836
Hittite Microwave Corp.*	753	43,674
Cavium, Inc.*	1,230	43,505
Guidewire Software, Inc.*	1,001	42,092
Cornerstone OnDemand, Inc.*	969	41,948
Aruba Networks, Inc.*	2,721	41,795
Sourcefire, Inc.*	744	41,329
Acxiom Corp.*	1,768	40,098
Itron, Inc.*	940	39,884
ARRIS Group, Inc.*	2,779	39,879
Fair Isaac Corp.	862	39,505
Littelfuse, Inc.	525	39,171
VistaPrint N.V.*,1	785	38,755
Euronet Worldwide, Inc.*	1,190	37,913

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 91.9% (continued)
Information Technology - 15.9% (continued)
Finisar Corp.*	2,234	$37,866
Cypress Semiconductor Corp.	3,510	37,662
Dealertrack Technologies, Inc.*	1,044	36,989
RF Micro Devices, Inc.*	6,722	35,963
Manhattan Associates, Inc.*	462	35,648
Blackbaud, Inc.	1,091	35,534
Infoblox, Inc.*	1,199	35,083
OpenTable, Inc.*	548	35,045
ADTRAN, Inc.	1,418	34,897
CACI International, Inc. — Class A*	547	34,729
International Rectifier Corp.*	1,657	34,698
Sapient Corp.*	2,639	34,465
ExactTarget, Inc.*	1,018	34,327
MKS Instruments, Inc.	1,262	33,493
TiVo, Inc.*	3,020	33,371
Veeco Instruments, Inc.*	940	33,295
Heartland Payment Systems, Inc.	868	32,333
Coherent, Inc.	585	32,216
Electronics for Imaging, Inc.*	1,113	31,486
Entegris, Inc.*	3,330	31,269
PMC - Sierra, Inc.*	4,870	30,925
OSI Systems, Inc.*	477	30,728
Progress Software Corp.*	1,313	30,212
Synaptics, Inc.*	781	30,115
Infinera Corp.*,1	2,772	29,577
Cardtronics, Inc.*	1,071	29,560
Take-Two Interactive Software, Inc.*	1,939	29,027
Sanmina Corp.*	1,976	28,356
Power Integrations, Inc.	696	28,230
Zillow, Inc. — Class A*	500	28,150
NETGEAR, Inc.*	917	28,005
Advent Software, Inc.*	782	27,417
Universal Display Corp.*	965	27,126
TriQuint Semiconductor, Inc.*	3,896	26,999
SYNNEX Corp.*	632	26,721
Angie's List, Inc.*	1,006	26,709
Cirrus Logic, Inc.*	1,512	26,248
Benchmark Electronics, Inc.*	1,304	26,210
Tessera Technologies, Inc.	1,257	26,146
Fusion-io, Inc.*	1,820	25,917
Web.com Group, Inc.*	1,006	25,754
NIC, Inc.	1,552	25,655
Integrated Device Technology, Inc.*	3,151	25,019
Ixia*	1,351	24,858
Yelp, Inc. — Class A*	710	24,687
WebMD Health Corp. — Class A*	837	24,583
Ultratech, Inc.*	663	24,345
Plexus Corp.*	812	24,271
OmniVision Technologies, Inc.*	1,293	24,114
Intersil Corp. — Class A	3,040	23,773
Syntel, Inc.	373	23,451
Unisys Corp.*	1,059	23,372
Monotype Imaging Holdings, Inc.	915	23,250
ExlService Holdings, Inc.*	777	22,968
Rambus, Inc.*	2,665	22,892
Bottomline Technologies de, Inc.*	902	22,812
Diodes, Inc.*	859	22,308
Imperva, Inc.*	481	21,664
Synchronoss Technologies, Inc.*	698	21,547
MTS Systems Corp.	379	21,451
ScanSource, Inc.*	664	21,248
Monolithic Power Systems, Inc.	876	21,120
InvenSense, Inc. — Class A*	1,361	20,932
comScore, Inc.*	852	20,780
Liquidity Services, Inc.*,1	595	20,629
RealPage, Inc.*,1	1,115	20,449
SunPower Corp. — Class A*	987	20,431
QLogic Corp.*	2,130	20,363
NetScout Systems, Inc.*	869	20,282
VirnetX Holding Corp.*	1,007	20,130
SPS Commerce, Inc.*	358	19,690
Rogers Corp.*	410	19,401
Interactive Intelligence Group, Inc.*	371	19,144
MicroStrategy, Inc. — Class A*	214	18,609
BroadSoft, Inc.*	674	18,602
Cray, Inc.*	947	18,599
Insight Enterprises, Inc.*	1,040	18,450
Cabot Microelectronics Corp.*	558	18,420
Blucora, Inc.*	980	18,169
ATMI, Inc.*	760	17,974
Trulia, Inc.*	570	17,721
CSG Systems International, Inc.	812	17,620
Measurement Specialties, Inc.*	371	17,263
Jive Software, Inc.*	950	17,262
Harmonic, Inc.*	2,702	17,158
Rofin-Sinar Technologies, Inc.*	680	16,959
Tellabs, Inc.	8,495	16,820
United Online, Inc.	2,208	16,737
Advanced Energy Industries, Inc.*	942	16,400
Demandware, Inc.*	380	16,116
PROS Holdings, Inc.*	538	16,113
Comverse, Inc.*	535	15,922
Bankrate, Inc.*	1,102	15,825
Digital River, Inc.*	841	15,786
EVERTEC, Inc.*	710	15,599
Sonus Networks, Inc.*	5,152	15,508
Brooks Automation, Inc.	1,584	15,412
EarthLink, Inc.	2,464	15,301
Badger Meter, Inc.	343	15,281
Methode Electronics, Inc.	881	14,986
Sykes Enterprises, Inc.*	940	14,814
ManTech International Corp. — Class A	566	14,784
Ellie Mae, Inc.*	625	14,425
EPAM Systems, Inc.*	525	14,270
LogMeIn, Inc.*	583	14,260
Applied Micro Circuits Corp.*	1,619	14,247
Intermec, Inc.*	1,448	14,234
Spansion, Inc. — Class A*	1,133	14,185
Emulex Corp.*	2,174	14,174
Lattice Semiconductor Corp.*	2,762	14,003
Checkpoint Systems, Inc.*	981	13,920
Pegasystems, Inc.	420	13,910
iGATE Corp.*	835	13,711
FARO Technologies, Inc.*	405	13,697

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 91.9% (continued)
Information Technology - 15.9% (continued)
Monster Worldwide, Inc.*	2,785	$13,674
SciQuest, Inc.*	544	13,627
ServiceSource International, Inc.*	1,461	13,617
RealD, Inc.*	963	13,386
Ruckus Wireless, Inc.*	1,040	13,322
Envestnet, Inc.*	539	13,259
FleetMatics Group plc*	394	13,093
Newport Corp.*	935	13,025
Proofpoint, Inc.*	522	12,648
Responsys, Inc.*	879	12,578
CalAmp Corp.*	840	12,264
Stamps.com, Inc.*	310	12,211
Move, Inc.*	952	12,205
Park Electrochemical Corp.	503	12,077
GT Advanced Technologies, Inc.*	2,854	11,844
Constant Contact, Inc.*	737	11,844
LivePerson, Inc.*	1,319	11,812
Photronics, Inc.*	1,452	11,703
MoneyGram International, Inc.*	509	11,529
Tangoe, Inc.*	741	11,434
Cass Information Systems, Inc.	247	11,387
Accelrys, Inc.*	1,337	11,231
AVG Technologies N.V.*	575	11,184
PDF Solutions, Inc.*	603	11,113
TeleTech Holdings, Inc.*	473	11,082
Micrel, Inc.	1,117	11,036
Forrester Research, Inc.	297	10,897
Comtech Telecommunications Corp.	405	10,890
CTS Corp.	797	10,871
Bazaarvoice, Inc.*	1,153	10,861
Virtusa Corp.*	490	10,858
Silicon Graphics International Corp.*	809	10,824
Silicon Image, Inc.*	1,841	10,770
Perficient, Inc.*	798	10,645
Internap Network Services Corp.*	1,282	10,602
TTM Technologies, Inc.*	1,261	10,592
Ceva, Inc.*	529	10,241
EPIQ Systems, Inc.	752	10,129
Power-One, Inc.*	1,597	10,093
Shutterstock, Inc.*	180	10,040
Global Cash Access Holdings, Inc.*	1,578	9,878
Exar Corp.*	914	9,844
Black Box Corp.	388	9,824
Active Network, Inc.*	1,286	9,735
Calix, Inc.*	957	9,666
Parkervision, Inc.*	2,120	9,646
Fabrinet*	679	9,506
Seachange International, Inc.*	786	9,204
Entropic Communications, Inc.*	2,143	9,151
DTS, Inc.*	437	8,993
Daktronics, Inc.	873	8,957
Dice Holdings, Inc.*	966	8,897
Immersion Corp.*	666	8,825
Rudolph Technologies, Inc.*	784	8,781
Higher One Holdings, Inc.*	752	8,753
FormFactor, Inc.*	1,292	8,721
Computer Task Group, Inc.	373	8,568
Volterra Semiconductor Corp.*	602	8,500
Super Micro Computer, Inc.*	765	8,140
Nanometrics, Inc.*	554	8,127
Oplink Communications, Inc.*	455	7,903
Keynote Systems, Inc.	392	7,746
Extreme Networks*	2,225	7,676
Actuate Corp.*	1,136	7,543
Electro Rent Corp.	449	7,539
Ambarella, Inc.*	445	7,489
Cohu, Inc.	592	7,400
Integrated Silicon Solution, Inc.*	672	7,365
Millennial Media, Inc.*	845	7,360
XO Group, Inc.*	644	7,213
Globecomm Systems, Inc.*	563	7,116
Mercury Systems, Inc.*	770	7,099
Quantum Corp.*	5,075	6,953
Ebix, Inc.	747	6,917
Peregrine Semiconductor Corp.*	634	6,917
Inphi Corp.*	623	6,853
Procera Networks, Inc.*	496	6,810
LTX-Credence Corp.*	1,132	6,781
IntraLinks Holdings, Inc.*	919	6,672
Blackhawk Network Holdings, Inc.*	280	6,496
QuinStreet, Inc.*	752	6,490
Amkor Technology, Inc.*	1,531	6,446
IXYS Corp.	581	6,426
Anaren, Inc.*	278	6,377
Zygo Corp.*	401	6,340
Zix Corp.*	1,481	6,265
E2open, Inc.*	355	6,213
Electro Scientific Industries, Inc.	574	6,176
Market Leader, Inc.*	574	6,142
CIBER, Inc.*	1,786	5,965
Callidus Software, Inc.*	897	5,911
Kopin Corp.*	1,586	5,884
Brightcove, Inc.*	669	5,860
GSI Group, Inc.*	727	5,845
Digi International, Inc.*	622	5,828
Qualys, Inc.*	360	5,803
VASCO Data Security International, Inc.*	694	5,767
Supertex, Inc.	239	5,714
ePlus, Inc.	95	5,690
ShoreTel, Inc.*	1,409	5,678
support.com, Inc.*	1,201	5,489
STEC, Inc.*	801	5,383
Ubiquiti Networks, Inc.	306	5,367
NVE Corp.*	113	5,291
Travelzoo, Inc.*	192	5,234
PLX Technology, Inc.*	1,092	5,198
Demand Media, Inc.*	865	5,190
Global Eagle Entertainment, Inc.*	510	5,131
Vringo, Inc.*	1,600	5,072
KVH Industries, Inc.*	375	4,991
Maxwell Technologies, Inc.*	693	4,955
American Software, Inc. — Class A	569	4,945
Vocus, Inc.*	450	4,734

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 91.9% (continued)
Information Technology - 15.9% (continued)
Axcelis Technologies, Inc.*	2,587	$4,708
MoSys, Inc.*	1,127	4,531
Vishay Precision Group, Inc.*	299	4,527
Model N, Inc.*	190	4,438
KEMET Corp.*	1,072	4,406
Symmetricom, Inc.*	976	4,382
Avid Technology, Inc.*	742	4,363
ANADIGICS, Inc.*	1,969	4,332
Unwired Planet, Inc.*	2,201	4,292
Marketo, Inc.*	170	4,228
NeoPhotonics Corp.*	486	4,223
Rally Software Development Corp.*	170	4,219
Rosetta Stone, Inc.*	281	4,142
Xoom Corp.*	180	4,126
RealNetworks, Inc.*	538	4,067
Datalink Corp.*	380	4,043
Lionbridge Technologies, Inc.*	1,392	4,037
Pericom Semiconductor Corp.*	550	3,916
DSP Group, Inc.*	470	3,906
MaxLinear, Inc. — Class A*	554	3,878
Aviat Networks, Inc.*	1,468	3,846
Agilysys, Inc.*	339	3,827
PRGX Global, Inc.*	691	3,794
PC-Telephone, Inc.	445	3,774
Aeroflex Holding Corp.*	472	3,724
M/A-COM Technology Solutions Holdings, Inc.*	254	3,708
Sigma Designs, Inc.*	734	3,707
Reis, Inc.*	200	3,698
Numerex Corp. — Class A*	330	3,683
Carbonite, Inc.*	290	3,593
Neonode, Inc.*	600	3,570
Spark Networks, Inc.*	418	3,532
Uni-Pixel, Inc.*	240	3,530
PC Connection, Inc.	228	3,523
Guidance Software, Inc.*	403	3,522
Silver Spring Networks, Inc.*	140	3,492
Tessco Technologies, Inc.	132	3,485
Ultra Clean Holdings*	573	3,467
Imation Corp.*	814	3,443
Mesa Laboratories, Inc.	63	3,410
Rubicon Technology, Inc.*	425	3,404
Richardson Electronics Ltd.	287	3,369
Mindspeed Technologies, Inc.*	1,031	3,340
Marchex, Inc. — Class B	543	3,269
Hackett Group, Inc.	622	3,228
Bel Fuse, Inc. — Class B	239	3,215
Alpha & Omega Semiconductor Ltd.*	411	3,140
Multi-Fineline Electronix, Inc.*	211	3,125
GSI Technology, Inc.*	490	3,097
Digimarc Corp.	148	3,074
Audience, Inc.*	232	3,065
Mitek Systems, Inc.*	530	3,063
Intermolecular, Inc.*	417	3,032
eGain Corp.*	310	2,982
Glu Mobile, Inc.*,1	1,351	2,972
Alliance Fiber Optic Products, Inc.	145	2,901
Limelight Networks, Inc.*	1,280	2,880
Planet Payment, Inc.*	1,020	2,815
ModusLink Global Solutions, Inc.*	885	2,814
Radisys Corp.*	555	2,670
TeleCommunication Systems, Inc. — Class A*	1,140	2,656
Navarre Corp.*	960	2,650
Hutchinson Technology, Inc.*	560	2,649
Westell Technologies, Inc. — Class A*	1,063	2,541
Sapiens International Corporation N.V.	410	2,353
Marin Software, Inc.*	224	2,294
Telenav, Inc.*	427	2,233
ChannelAdvisor Corp.*	140	2,202
Cyan, Inc.*	190	1,986
QAD, Inc. — Class A	139	1,596
TechTarget, Inc.*	337	1,506
Viasystems Group, Inc.*	92	1,061
Net Element International, Inc.*	55	285
Total Information Technology		5,858,595
Industrials - 13.2%
Acuity Brands, Inc.	1,026	77,484
Middleby Corp.*	453	77,051
Teledyne Technologies, Inc.*	890	68,842
Chart Industries, Inc.*	729	68,592
Woodward, Inc.	1,645	65,800
EMCOR Group, Inc.	1,599	64,998
US Airways Group, Inc.*	3,916	64,301
HEICO Corp.	1,266	63,768
CLARCOR, Inc.	1,186	61,921
Actuant Corp. — Class A	1,749	57,665
EnerSys, Inc.	1,155	56,641
Moog, Inc. — Class A*	1,087	56,013
DigitalGlobe, Inc.*	1,778	55,136
Esterline Technologies Corp.*	744	53,784
Belden, Inc.	1,053	52,576
Watsco, Inc.	619	51,971
Corporate Executive Board Co.	799	50,513
Applied Industrial Technologies, Inc.	1,007	48,668
MasTec, Inc.*	1,420	46,717
Advisory Board Co.*	845	46,179
Generac Holdings, Inc.	1,238	45,818
Spirit Airlines, Inc.*	1,439	45,717
Polypore International, Inc.*	1,115	44,935
Beacon Roofing Supply, Inc.*	1,168	44,244
USG Corp.*	1,835	42,298
Deluxe Corp.	1,219	42,238
Curtiss-Wright Corp.	1,123	41,618
Alexander & Baldwin, Inc.*	1,030	40,942
Healthcare Services Group, Inc.	1,640	40,213
HNI Corp.	1,091	39,353
Barnes Group, Inc.	1,281	38,417
Franklin Electric Company, Inc.	1,138	38,294
Allegiant Travel Co. — Class A	360	38,156
Herman Miller, Inc.	1,404	38,007
General Cable Corp.	1,190	36,593
Tetra Tech, Inc.*	1,552	36,488

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 91.9% (continued)
Industrials - 13.2% (continued)
UTI Worldwide, Inc.	2,170	$35,740
Trimas Corp.*	944	35,192
TAL International Group, Inc.	806	35,117
JetBlue Airways Corp.*	5,553	34,984
Mueller Industries, Inc.	676	34,091
Brady Corp. — Class A	1,107	34,018
Swift Transportation Co. — Class A*	2,004	33,145
United Stationers, Inc.	967	32,443
UniFirst Corp.	355	32,394
Hub Group, Inc. — Class A*	886	32,268
ABM Industries, Inc.	1,302	31,912
FTI Consulting, Inc.*	959	31,542
Mine Safety Appliances Co.	677	31,514
Watts Water Technologies, Inc. — Class A	687	31,149
Mobile Mini, Inc.*	917	30,399
Steelcase, Inc. — Class A	2,016	29,393
On Assignment, Inc.*	1,092	29,179
Brink's Co.	1,143	29,158
RBC Bearings, Inc.*	552	28,676
Simpson Manufacturing Company, Inc.	972	28,596
Forward Air Corp.	724	27,715
Granite Construction, Inc.	927	27,588
Atlas Air Worldwide Holdings, Inc.*	618	27,044
Proto Labs, Inc.*	409	26,573
Werner Enterprises, Inc.	1,093	26,417
Acacia Research Corp.	1,173	26,217
Raven Industries, Inc.	874	26,202
Aircastle Ltd.	1,634	26,128
Mueller Water Products, Inc. — Class A	3,777	26,099
Huron Consulting Group, Inc.*	560	25,894
Matson, Inc.	1,020	25,500
EnPro Industries, Inc.*	500	25,380
Orbital Sciences Corp.*	1,435	24,926
Interface, Inc. — Class A	1,421	24,114
Knight Transportation, Inc.	1,406	23,649
AZZ, Inc.	612	23,598
GenCorp, Inc.*	1,443	23,463
Cubic Corp.	479	23,040
Lindsay Corp.	307	23,019
Briggs & Stratton Corp.	1,147	22,711
Kaman Corp.	648	22,395
G&K Services, Inc. — Class A	463	22,039
Albany International Corp. — Class A	664	21,899
Korn/Ferry International*	1,168	21,888
Titan International, Inc.	1,277	21,543
Tennant Co.	445	21,480
CIRCOR International, Inc.	419	21,310
Kaydon Corp.	772	21,269
Aegion Corp. — Class A*	937	21,092
AAR Corp.	954	20,969
Rush Enterprises, Inc. — Class A*	833	20,617
WageWorks, Inc.*	597	20,567
McGrath RentCorp	602	20,564
TrueBlue, Inc.*	968	20,376
ESCO Technologies, Inc.	628	20,335
GrafTech International Ltd.*	2,790	20,311
II-VI, Inc.*	1,220	19,837
Textainer Group Holdings Ltd.	513	19,720
Trex Company, Inc.*	407	19,328
Universal Forest Products, Inc.	473	18,882
Team, Inc.*	497	18,811
Exponent, Inc.	311	18,383
Dycom Industries, Inc.*	791	18,304
Wesco Aircraft Holdings, Inc.*	983	18,254
Altra Holdings, Inc.	643	17,605
ACCO Brands Corp.*	2,715	17,267
Saia, Inc.*	576	17,263
Encore Wire Corp.	499	17,016
Astec Industries, Inc.	492	16,871
SkyWest, Inc.	1,240	16,790
Wabash National Corp.*	1,637	16,665
Primoris Services Corp.	844	16,644
Apogee Enterprises, Inc.	686	16,464
Meritor, Inc.*	2,328	16,412
Insperity, Inc.	539	16,332
Knoll, Inc.	1,147	16,299
Hyster-Yale Materials Handling, Inc.	256	16,074
Tutor Perini Corp.*	887	16,046
Sun Hydraulics Corp.	510	15,953
Standex International Corp.	301	15,878
Heartland Express, Inc.	1,102	15,285
H&E Equipment Services, Inc.	710	14,960
Quanex Building Products Corp.	886	14,920
AAON, Inc.	451	14,919
DXP Enterprises, Inc.*	224	14,918
ICF International, Inc.*	467	14,715
John Bean Technologies Corp.	696	14,623
Quad/Graphics, Inc.	601	14,484
Navigant Consulting, Inc.*	1,205	14,460
Greenbrier Companies, Inc.*	587	14,305
Arkansas Best Corp.	618	14,183
Nortek, Inc.*	219	14,110
Blount International, Inc.*	1,176	13,900
Comfort Systems USA, Inc.	894	13,338
Republic Airways Holdings, Inc.*	1,176	13,324
Thermon Group Holdings, Inc.*	644	13,138
RPX Corp.*	778	13,070
Federal Signal Corp.*	1,488	13,020
Rexnord Corp.*	728	12,267
US Ecology, Inc.	442	12,128
Astronics Corp.*	296	12,098
Griffon Corp.	1,067	12,004
Viad Corp.	487	11,941
Roadrunner Transportation Systems, Inc.*	423	11,776
Engility Holdings, Inc.*	410	11,652
InnerWorkings, Inc.*	1,061	11,512
Gorman-Rupp Co.	361	11,494
Kelly Services, Inc. — Class A	647	11,303
West Corp.	510	11,291

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 91.9% (continued)
Industrials - 13.2% (continued)
Resources Connection, Inc.	971	$11,264
Powell Industries, Inc.*	217	11,208
Great Lakes Dredge & Dock Corp.	1,424	11,136
American Science & Engineering, Inc.	196	10,976
Ennis, Inc.	629	10,875
Gibraltar Industries, Inc.*	734	10,687
Taser International, Inc.*	1,225	10,437
LB Foster Co. — Class A	239	10,318
Pendrell Corp.*	3,874	10,150
KEYW Holding Corp.*	764	10,123
Columbus McKinnon Corp.*	464	9,892
MYR Group, Inc.*	498	9,686
CAI International, Inc.*	408	9,617
Kforce, Inc.	644	9,402
Layne Christensen Co.*	475	9,267
ExOne Co.*	150	9,258
Aceto Corp.	658	9,166
Aerovironment, Inc.*	444	8,960
Multi-Color Corp.	295	8,950
Marten Transport Ltd.	562	8,807
Celadon Group, Inc.	478	8,724
Barrett Business Services, Inc.	166	8,667
National Presto Industries, Inc.	119	8,572
Capstone Turbine Corp.*	7,273	8,509
American Woodmark Corp.*	242	8,397
EnerNOC, Inc.*	631	8,367
GP Strategies Corp.*	351	8,361
Echo Global Logistics, Inc.*	427	8,322
Kadant, Inc.	273	8,236
Air Transport Services Group, Inc.*	1,240	8,196
Consolidated Graphics, Inc.*	173	8,133
Titan Machinery, Inc.*	413	8,107
Standard Parking Corp.*	369	7,919
Orion Marine Group, Inc.*	653	7,895
XPO Logistics, Inc.*	436	7,887
Pike Electric Corp.	625	7,688
Ply Gem Holdings, Inc.*	380	7,623
Hawaiian Holdings, Inc.*	1,245	7,607
Kimball International, Inc. — Class B	779	7,564
NCI Building Systems, Inc.*	494	7,553
Insteel Industries, Inc.	429	7,516
American Railcar Industries, Inc.	222	7,439
Heidrick & Struggles International, Inc.	436	7,290
Graham Corp.	238	7,147
Alamo Group, Inc.	172	7,021
Douglas Dynamics, Inc.	530	6,879
PGT, Inc.*	790	6,849
Park-Ohio Holdings Corp.*	207	6,827
Kratos Defense & Security Solutions, Inc.*	1,052	6,817
PowerSecure International, Inc.*	450	6,764
Mistras Group, Inc.*	380	6,680
Global Power Equipment Group, Inc.	410	6,609
Northwest Pipe Co.*	230	6,417
Builders FirstSource, Inc.*	1,067	6,381
YRC Worldwide, Inc.*	220	6,325
Performant Financial Corp.*	534	6,189
CBIZ, Inc.*	910	6,106
Houston Wire & Cable Co.	433	5,993
Furmanite Corp.*	894	5,981
Lydall, Inc.*	407	5,942
Michael Baker Corp.	206	5,585
Odyssey Marine Exploration, Inc.*	1,884	5,577
Dynamic Materials Corp.	328	5,415
Pacer International, Inc.*	843	5,319
Ducommun, Inc.*	250	5,315
Argan, Inc.	337	5,257
TMS International Corp. — Class A	342	5,072
FreightCar America, Inc.	290	4,927
Tecumseh Products Co. — Class A*	445	4,864
Accuride Corp.*	958	4,847
FuelCell Energy, Inc.*,1	3,795	4,820
CDI Corp.	340	4,814
Twin Disc, Inc.	200	4,740
Met-Pro Corp.	350	4,704
Patriot Transportation Holding, Inc.*	156	4,686
NN, Inc.	406	4,632
LMI Aerospace, Inc.*	247	4,629
Hurco Companies, Inc.	156	4,488
CRA International, Inc.*	242	4,470
Quality Distribution, Inc.*	502	4,438
Energy Recovery, Inc.*	1,051	4,341
Commercial Vehicle Group, Inc.*	576	4,297
Flow International Corp.*	1,160	4,280
LSI Industries, Inc.	520	4,207
VSE Corp.	102	4,189
Hardinge, Inc.	283	4,183
Ameresco, Inc. — Class A*	464	4,181
Schawk, Inc. — Class A	318	4,175
Miller Industries, Inc.	270	4,153
Sparton Corp.*	240	4,138
Casella Waste Systems, Inc. — Class A*	926	3,991
Preformed Line Products Co.	59	3,912
Courier Corp.	271	3,870
AT Cross Co. — Class A*	228	3,865
Ampco-Pittsburgh Corp.	204	3,829
Coleman Cable, Inc.	207	3,738
Acorn Energy, Inc.	437	3,688
Sterling Construction Company, Inc.*	400	3,624
ARC Document Solutions, Inc.*	904	3,616
PMFG, Inc.*	504	3,488
Patrick Industries, Inc.*	160	3,326
Heritage-Crystal Clean, Inc.*	219	3,200
Manitex International, Inc.*	290	3,176
International Shipholding Corp.	135	3,150
Universal Truckload Services, Inc.*	125	3,014
Enphase Energy, Inc.*	384	2,968
Franklin Covey Co.*	220	2,961
CECO Environmental Corp.	240	2,952
Vicor Corp.*	427	2,925

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 91.9% (continued)
Industrials - 13.2% (continued)
Revolution Lighting Technologies, Inc.*	715	$2,860
American Superconductor Corp.*	1,062	2,804
Cenveo, Inc.*	1,290	2,748
TRC Companies, Inc.*	390	2,730
Xerium Technologies, Inc.*	260	2,647
Edgen Group, Inc. — Class A*	409	2,609
Global Brass & Copper Holdings, Inc.*	190	2,516
Swisher Hygiene, Inc.*	2,717	2,336
National Technical Systems, Inc.*	160	2,238
API Technologies Corp.*	768	2,150
Intersections, Inc.	230	2,017
Innovative Solutions & Support, Inc.	305	1,952
NL Industries, Inc.	160	1,808
BlueLinx Holdings, Inc.*	806	1,733
Erickson Air-Crane, Inc.*	90	1,693
Power Solutions International, Inc.*	50	1,680
Ultrapetrol Bahamas Ltd.*	510	1,454
Omega Flex, Inc.	67	996
Compx International, Inc.	34	475
Total Industrials		4,870,188
Consumer Discretionary - 13.2%
Brunswick Corp.	2,166	69,203
Dana Holding Corp.	3,511	67,621
Tenneco, Inc.*	1,456	65,927
Wolverine World Wide, Inc.	1,203	65,696
Fifth & Pacific Companies, Inc.*	2,867	64,050
Sotheby's	1,631	61,830
Pool Corp.	1,117	58,542
Cheesecake Factory, Inc.	1,276	53,451
Pier 1 Imports, Inc.	2,265	53,204
Vail Resorts, Inc.	857	52,723
Live Nation Entertainment, Inc.*	3,360	52,080
Rent-A-Center, Inc. — Class A	1,381	51,856
Life Time Fitness, Inc.*	1,031	51,663
Lumber Liquidators Holdings, Inc.*	656	51,083
Shutterfly, Inc.*	909	50,713
Cooper Tire & Rubber Co.	1,511	50,120
Sinclair Broadcast Group, Inc. — Class A	1,636	48,066
Steven Madden Ltd.*	959	46,396
Men's Wearhouse, Inc.	1,200	45,421
Buffalo Wild Wings, Inc.*	453	44,465
Cracker Barrel Old Country Store, Inc.	468	44,300
Ryland Group, Inc.	1,103	44,230
HSN, Inc.	805	43,245
Express, Inc.*	2,037	42,716
Jack in the Box, Inc.*	1,066	41,883
Meredith Corp.	858	40,926
Iconix Brand Group, Inc.*	1,361	40,027
Outerwall, Inc.*	671	39,367
KB Home	1,996	39,181
Genesco, Inc.*	577	38,653
ANN, Inc.*	1,132	37,582
Meritage Homes Corp.*	866	37,550
Texas Roadhouse, Inc. — Class A	1,487	37,205
Monro Muffler Brake, Inc.[1]	745	35,796
Grand Canyon Education, Inc.*	1,086	35,001
Crocs, Inc.*	2,107	34,766
Belo Corp. — Class A	2,484	34,652
Buckle, Inc.	665	34,593
Hibbett Sports, Inc.*	622	34,522
Saks, Inc.*	2,498	34,073
New York Times Co. — Class A*	3,080	34,065
Group 1 Automotive, Inc.	520	33,452
WMS Industries, Inc.*	1,304	33,264
Select Comfort Corp.*	1,326	33,229
Bloomin' Brands, Inc.*	1,322	32,891
Vitamin Shoppe, Inc.*	724	32,465
Restoration Hardware Holdings, Inc.*	425	31,875
Hillenbrand, Inc.	1,318	31,250
Bob Evans Farms, Inc.	664	31,195
Penske Automotive Group, Inc.	1,007	30,754
Children's Place Retail Stores, Inc.*	554	30,359
MDC Holdings, Inc.	931	30,267
Marriott Vacations Worldwide Corp.*	699	30,224
Asbury Automotive Group, Inc.*	748	29,995
American Axle & Manufacturing Holdings, Inc.*	1,608	29,957
Arbitron, Inc.	640	29,728
Standard Pacific Corp.*,1	3,538	29,472
Helen of Troy Ltd.*	767	29,430
Francesca's Holdings Corp.*	1,056	29,346
Five Below, Inc.*	782	28,746
Lithia Motors, Inc. — Class A	533	28,414
Conn's, Inc.*	540	27,950
Orient-Express Hotels Ltd. — Class A*	2,291	27,859
Dorman Products, Inc.	604	27,561
Pinnacle Entertainment, Inc.*	1,398	27,499
Jos. A. Bank Clothiers, Inc.*	664	27,436
Tumi Holdings, Inc.*	1,140	27,360
Krispy Kreme Doughnuts, Inc.*	1,561	27,239
DineEquity, Inc.	395	27,204
iRobot Corp.*	672	26,725
Jones Group, Inc.	1,914	26,318
Ascent Capital Group, Inc. — Class A*	334	26,075
Aeropostale, Inc.*	1,873	25,847
Finish Line, Inc. — Class A	1,179	25,773
Churchill Downs, Inc.	326	25,705
La-Z-Boy, Inc.	1,253	25,399
Papa John's International, Inc.*	385	25,167
Nexstar Broadcasting Group, Inc. — Class A	705	24,999
Matthews International Corp. — Class A	658	24,807
SHFL Entertainment, Inc.*	1,346	23,838
National CineMedia, Inc.	1,363	23,021

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 91.9% (continued)
Consumer Discretionary - 13.2% (continued)
Valassis Communications, Inc.	931	$22,893
Office Depot, Inc.*	5,878	22,748
Stewart Enterprises, Inc. — Class A	1,731	22,659
Sturm Ruger & Company, Inc.	466	22,387
Brown Shoe Company, Inc.	1,038	22,348
Skechers U.S.A., Inc. — Class A*	920	22,089
BJ's Restaurants, Inc.*	591	21,926
Drew Industries, Inc.	549	21,587
OfficeMax, Inc.	2,076	21,237
Ameristar Casinos, Inc.	793	20,848
International Speedway Corp. — Class A	662	20,833
AFC Enterprises, Inc.*	573	20,594
Quiksilver, Inc.*	3,169	20,408
Oxford Industries, Inc.	320	19,968
True Religion Apparel, Inc.	628	19,882
Sonic Automotive, Inc. — Class A	934	19,745
Sonic Corp.*	1,344	19,569
G-III Apparel Group Ltd.*	401	19,296
Columbia Sportswear Co.	305	19,108
Loral Space & Communications, Inc.	312	18,714
Interval Leisure Group, Inc.	938	18,685
Red Robin Gourmet Burgers, Inc.*	338	18,651
Regis Corp.	1,131	18,571
Steiner Leisure Ltd.*	351	18,554
Scholastic Corp.	632	18,511
Stage Stores, Inc.	786	18,471
Multimedia Games Holding Company, Inc.*	694	18,093
CEC Entertainment, Inc.	429	17,606
Core-Mark Holding Company, Inc.	275	17,463
Ethan Allen Interiors, Inc.	598	17,222
K12, Inc.*	651	17,102
LifeLock, Inc.*	1,450	16,980
Cato Corp. — Class A	661	16,499
Standard Motor Products, Inc.	475	16,312
Fiesta Restaurant Group, Inc.*	472	16,232
American Public Education, Inc.*	425	15,793
Barnes & Noble, Inc.*	967	15,433
Smith & Wesson Holding Corp.*	1,532	15,289
Boyd Gaming Corp.*	1,351	15,266
Hovnanian Enterprises, Inc. — Class A*	2,703	15,164
Chuy's Holdings, Inc.*	390	14,953
LeapFrog Enterprises, Inc. — Class A*	1,518	14,937
Gentherm, Inc.*	799	14,837
Pep Boys-Manny Moe & Jack*	1,274	14,753
rue21, Inc.*	351	14,605
Zumiez, Inc.*	503	14,461
Arctic Cat, Inc.	318	14,304
Movado Group, Inc.	419	14,175
Winnebago Industries, Inc.*	669	14,042
American Greetings Corp. — Class A	767	13,975
ITT Educational Services, Inc.*	560	13,664
Fred's, Inc. — Class A	875	13,554
Ruby Tuesday, Inc.*	1,460	13,476
M/I Homes, Inc.*	575	13,202
Mattress Firm Holding Corp.*	326	13,138
Scientific Games Corp. — Class A*	1,146	12,893
Tile Shop Holdings, Inc.*	445	12,887
Strayer Education, Inc.[1]	263	12,842
Modine Manufacturing Co.*	1,133	12,327
Denny's Corp.*	2,189	12,302
Libbey, Inc.*	507	12,153
Caesars Entertainment Corp.*	884	12,111
Biglari Holdings, Inc.*	29	11,902
EW Scripps Co. — Class A*	748	11,654
Blue Nile, Inc.*	300	11,334
Callaway Golf Co.	1,703	11,206
Capella Education Co.*	269	11,204
Vera Bradley, Inc.*	514	11,133
MDC Partners, Inc. — Class A	608	10,968
Haverty Furniture Companies, Inc.	475	10,930
Tuesday Morning Corp.*	1,021	10,588
Beazer Homes USA, Inc.*	601	10,530
LIN TV Corp. — Class A*	679	10,389
Ruth's Hospitality Group, Inc.	854	10,308
Universal Electronics, Inc.*	360	10,127
Wet Seal, Inc. — Class A*	2,128	10,023
Bright Horizons Family Solutions, Inc.*	280	9,719
Maidenform Brands, Inc.*	558	9,670
Superior Industries International, Inc.	555	9,552
Sears Hometown and Outlet Stores, Inc.*	210	9,181
Stein Mart, Inc.	661	9,023
Big 5 Sporting Goods Corp.	403	8,846
Harte-Hanks, Inc.	1,026	8,824
Fisher Communications, Inc.	213	8,750
Gray Television, Inc.*	1,200	8,640
Shoe Carnival, Inc.	357	8,572
Cavco Industries, Inc.*	169	8,526
America's Car-Mart, Inc.*	196	8,475
Carmike Cinemas, Inc.*	430	8,325
William Lyon Homes — Class A*	330	8,319
Bravo Brio Restaurant Group, Inc.*	466	8,304
Entravision Communications Corp. — Class A	1,320	8,118
NutriSystem, Inc.	683	8,046
Stoneridge, Inc.*	683	7,950
Destination Maternity Corp.	320	7,872
Journal Communications, Inc. — Class A*	1,050	7,865
Overstock.com, Inc.*	268	7,558
Unifi, Inc.*	364	7,524
RadioShack Corp.	2,380	7,521
Dex Media, Inc.*	410	7,204
World Wrestling Entertainment, Inc. — Class A	691	7,124
Zale Corp.*	780	7,098
NACCO Industries, Inc. — Class A	120	6,874
Nautilus, Inc.*	740	6,431
Carriage Services, Inc. — Class A	377	6,390
MarineMax, Inc.*	562	6,367

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 91.9% (continued)
Consumer Discretionary - 13.2% (continued)
Destination XL Group, Inc.*	1,002	$6,353
Remy International, Inc.	340	6,314
Town Sports International Holdings, Inc.	579	6,236
Cumulus Media, Inc. — Class A*	1,803	6,112
PetMed Express, Inc.	484	6,098
Central European Media Enterprises Ltd. — Class A*	1,825	6,041
Fuel Systems Solutions, Inc.*	335	5,993
Perry Ellis International, Inc.	294	5,971
Jamba, Inc.*	397	5,927
Bon-Ton Stores, Inc.	325	5,866
Christopher & Banks Corp.*	870	5,864
TRI Pointe Homes, Inc.*	350	5,803
Kirkland's, Inc.*	334	5,762
Marcus Corp.	447	5,686
VOXX International Corp. — Class A*	452	5,546
Del Frisco's Restaurant Group, Inc.*	258	5,524
Saga Communications, Inc. — Class A	119	5,463
Entercom Communications Corp. — Class A*	574	5,419
Citi Trends, Inc.*	372	5,405
Bridgepoint Education, Inc.*	440	5,359
Body Central Corp.*	398	5,301
Universal Technical Institute, Inc.	506	5,227
Steinway Musical Instruments, Inc.*	171	5,204
Media General, Inc. — Class A*	470	5,184
JAKKS Pacific, Inc.	456	5,130
Morgans Hotel Group Co.*	636	5,126
Black Diamond, Inc.*	543	5,104
CSS Industries, Inc.	204	5,086
Rentrak Corp.*	252	5,058
Spartan Motors, Inc.	819	5,012
Speedway Motorsports, Inc.	282	4,907
hhgregg, Inc.*	304	4,855
Valuevision Media, Inc. — Class A*	940	4,803
bebe stores, Inc.	829	4,651
Orbitz Worldwide, Inc.*	572	4,593
Federal-Mogul Corp.*	446	4,554
West Marine, Inc.*	406	4,466
Vitacost.com, Inc.*	525	4,436
New York & Company, Inc.*	685	4,350
Digital Generation, Inc.*	582	4,289
Corinthian Colleges, Inc.*	1,891	4,236
Hooker Furniture Corp.	255	4,146
Bassett Furniture Industries, Inc.	264	4,100
Mac-Gray Corp.	285	4,047
Pacific Sunwear of California, Inc.*	1,100	4,015
Luby's, Inc.*	475	4,014
Zagg, Inc.*	732	3,916
RG Barry Corp.	239	3,881
Weyco Group, Inc.	154	3,881
1-800-Flowers.com, Inc. — Class A*	621	3,844
Career Education Corp.*	1,320	3,828
Tilly's, Inc. — Class A*	239	3,824
Isle of Capri Casinos, Inc.*	502	3,765
Carrols Restaurant Group, Inc.*	567	3,663
Monarch Casino & Resort, Inc.*	207	3,490
Winmark Corp.	53	3,438
Culp, Inc.	196	3,408
Nathan's Famous, Inc.*	65	3,396
Lifetime Brands, Inc.	249	3,381
McClatchy Co. — Class A*	1,454	3,315
Education Management Corp.*	580	3,260
Ignite Restaurant Group, Inc.*	172	3,246
Blyth, Inc.	225	3,141
AH Belo Corp. — Class A	450	3,087
Global Sources Ltd.*	455	3,053
Lincoln Educational Services Corp.	573	3,020
ReachLocal, Inc.*	244	2,991
Johnson Outdoors, Inc. — Class A*	120	2,988
Flexsteel Industries, Inc.	119	2,901
Hemisphere Media Group, Inc.*	210	2,877
EveryWare Global, Inc.*	236	2,865
Gordmans Stores, Inc.*	210	2,858
Tower International, Inc.*	144	2,850
American Apparel, Inc.*	1,395	2,678
Reading International, Inc. — Class A*	414	2,633
Daily Journal Corp.*	23	2,599
Systemax, Inc.	265	2,494
Skullcandy, Inc.*	432	2,359
Einstein Noah Restaurant Group, Inc.	159	2,258
Diversified Restaurant Holdings, Inc.*	260	2,070
Marine Products Corp.	256	2,053
Crown Media Holdings, Inc. — Class A*	829	2,048
Salem Communications Corp. — Class A	252	1,887
JTH Holding, Inc. — Class A*	110	1,788
Martha Stewart Living Omnimedia — Class A*	694	1,673
Shiloh Industries, Inc.	147	1,535
Trans World Entertainment Corp.	250	1,215
Beasley Broadcasting Group, Inc. — Class A	106	888
Total Consumer Discretionary		4,862,810
Health Care - 11.3%
athenahealth, Inc.*	876	74,215
Isis Pharmaceuticals, Inc.*	2,679	71,984
Centene Corp.*	1,303	68,354
Team Health Holdings, Inc.*	1,639	67,315
Align Technology, Inc.*	1,749	64,782
PAREXEL International Corp.*	1,357	62,342
STERIS Corp.	1,407	60,331
HealthSouth Corp.*	2,084	60,018
WellCare Health Plans, Inc.*	1,041	57,828
West Pharmaceutical Services, Inc.	823	57,824

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 91.9% (continued)
Health Care - 11.3% (continued)
Questcor Pharmaceuticals, Inc.	1,241	$56,416
Cepheid, Inc.*	1,603	55,174
Owens & Minor, Inc.	1,514	51,218
Haemonetics Corp.*	1,218	50,364
Medidata Solutions, Inc.*	633	49,026
HMS Holdings Corp.*	2,100	48,930
ViroPharma, Inc.*	1,561	44,723
Aegerion Pharmaceuticals, Inc.*	689	43,641
Alnylam Pharmaceuticals, Inc.*	1,390	43,103
Thoratec Corp.*	1,370	42,894
Medicines Co.*	1,343	41,311
Arena Pharmaceuticals, Inc.*,1	5,205	40,078
Insulet Corp.*	1,275	40,048
DexCom, Inc.*	1,693	38,008
MWI Veterinary Supply, Inc.*	307	37,835
HeartWare International, Inc.*	392	37,283
NPS Pharmaceuticals, Inc.*	2,396	36,179
Magellan Health Services, Inc.*	644	36,116
Cyberonics, Inc.*	665	34,553
ImmunoGen, Inc.*,1	2,021	33,527
Chemed Corp.	452	32,738
Impax Laboratories, Inc.*	1,632	32,558
Acorda Therapeutics, Inc.*	969	31,967
Nektar Therapeutics*	2,762	31,901
Air Methods Corp.	932	31,576
Neogen Corp.*	567	31,503
ACADIA Pharmaceuticals, Inc.*	1,670	30,311
Vivus, Inc.*	2,403	30,230
Celldex Therapeutics, Inc.*	1,929	30,112
Sarepta Therapeutics, Inc.*	760	28,918
Acadia Healthcare Company, Inc.*	850	28,109
Santarus, Inc.*	1,321	27,807
Amsurg Corp. — Class A*	767	26,922
Hanger, Inc.*	830	26,253
NuVasive, Inc.*	1,056	26,178
PDL BioPharma, Inc.	3,347	25,839
MedAssets, Inc.*	1,456	25,829
Abaxis, Inc.	533	25,323
Wright Medical Group, Inc.*	961	25,188
Molina Healthcare, Inc.*	676	25,134
Masimo Corp.	1,161	24,613
Opko Health, Inc.*,1	3,398	24,126
Volcano Corp.*	1,303	23,623
Puma Biotechnology, Inc.*	530	23,516
ArthroCare Corp.*	679	23,446
MannKind Corp.*	3,552	23,088
BioScrip, Inc.*	1,392	22,968
Emeritus Corp.*	965	22,369
ICU Medical, Inc.*	310	22,339
Ironwood Pharmaceuticals, Inc. — Class A*	2,228	22,169
Globus Medical, Inc. — Class A*	1,304	21,985
Clovis Oncology, Inc.*	328	21,969
Neurocrine Biosciences, Inc.*	1,597	21,368
Meridian Bioscience, Inc.	990	21,285
Analogic Corp.	292	21,266
Exact Sciences Corp.*	1,527	21,241
CONMED Corp.	661	20,650
IPC The Hospitalist Company, Inc.*	401	20,595
NxStage Medical, Inc.*	1,431	20,435
ABIOMED, Inc.*	927	19,986
Exelixis, Inc.*,1	4,388	19,922
Endologix, Inc.*	1,500	19,920
Auxilium Pharmaceuticals, Inc.*	1,178	19,590
Pacira Pharmaceuticals, Inc.*	656	19,024
Achillion Pharmaceuticals, Inc.*	2,307	18,871
InterMune, Inc.*	1,955	18,807
Akorn, Inc.*	1,391	18,806
Greatbatch, Inc.*	568	18,625
Infinity Pharmaceuticals, Inc.*	1,141	18,541
Luminex Corp.*	894	18,425
Spectranetics Corp.*	962	17,970
Quality Systems, Inc.	956	17,887
Cantel Medical Corp.	524	17,748
Integra LifeSciences Holdings Corp.*	480	17,582
Quidel Corp.*,1	675	17,233
Synageva BioPharma Corp.*	407	17,094
Momenta Pharmaceuticals, Inc.*	1,129	17,003
Kindred Healthcare, Inc.*	1,291	16,951
Bio-Reference Labs, Inc.*	588	16,905
Optimer Pharmaceuticals, Inc.*	1,165	16,858
Omnicell, Inc.*	820	16,851
Halozyme Therapeutics, Inc.*	2,122	16,849
Vanguard Health Systems, Inc.*	812	16,841
Ensign Group, Inc.	471	16,589
Capital Senior Living Corp.*	689	16,467
Ligand Pharmaceuticals, Inc. — Class B*	430	16,091
AVANIR Pharmaceuticals, Inc. — Class A*	3,469	15,957
AMN Healthcare Services, Inc.*	1,100	15,752
Dendreon Corp.*	3,770	15,532
ExamWorks Group, Inc.*	727	15,434
Accretive Health, Inc.*	1,403	15,166
Merrimack Pharmaceuticals, Inc.*	2,170	14,604
Keryx Biopharmaceuticals, Inc.*	1,954	14,596
Healthways, Inc.*	818	14,217
MiMedx Group, Inc.*	2,010	14,191
Orexigen Therapeutics, Inc.*	2,262	13,233
Computer Programs & Systems, Inc.	264	12,973
Array BioPharma, Inc.*	2,795	12,689
Genomic Health, Inc.*	396	12,557
Raptor Pharmaceutical Corp.*	1,328	12,417
Orthofix International N.V.*	461	12,401
National Healthcare Corp.	257	12,285
Triple-S Management Corp. — Class B*	567	12,173
HealthStream, Inc.*	478	12,103
MAKO Surgical Corp.*	1,001	12,062
Cynosure, Inc. — Class A*	454	11,798
Lexicon Pharmaceuticals, Inc.*	5,435	11,794
Sequenom, Inc.*	2,750	11,578
AMAG Pharmaceuticals, Inc.*	516	11,481
Merit Medical Systems, Inc.*	1,017	11,340
Antares Pharma, Inc.*	2,698	11,224
Landauer, Inc.	232	11,208

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 91.9% (continued)
Health Care - 11.3% (continued)
Invacare Corp.	767	$11,014
Tornier N.V.*	624	10,920
Spectrum Pharmaceuticals, Inc.	1,436	10,713
Cardiovascular Systems, Inc.*	504	10,685
Fluidigm Corp.*	606	10,581
TESARO, Inc.*	323	10,575
Accuray, Inc.*	1,772	10,171
Cadence Pharmaceuticals, Inc.*	1,477	10,073
Sangamo Biosciences, Inc.*	1,288	10,059
Cambrex Corp.*	719	10,044
Natus Medical, Inc.*	726	9,910
PharMerica Corp.*	713	9,882
Endocyte, Inc.*	729	9,572
Select Medical Holdings Corp.	1,163	9,537
Immunomedics, Inc.*	1,753	9,536
Emergent Biosolutions, Inc.*	653	9,416
Astex Pharmaceuticals*	2,261	9,293
Dyax Corp.*	2,613	9,041
Staar Surgical Co.*	883	8,962
Hi-Tech Pharmacal Company, Inc.	269	8,931
Amedisys, Inc.*	753	8,750
Idenix Pharmaceuticals, Inc.*	2,380	8,592
Sagent Pharmaceuticals, Inc.*	400	8,392
ChemoCentryx, Inc.*	590	8,343
Synergy Pharmaceuticals, Inc.*	1,925	8,316
Atrion Corp.	38	8,311
Repros Therapeutics, Inc.*	450	8,303
Universal American Corp.	921	8,188
Corvel Corp.*	278	8,137
Insmed, Inc.*	680	8,133
NewLink Genetics Corp.*,1	405	7,987
US Physical Therapy, Inc.	288	7,960
Navidea Biopharmaceuticals, Inc.*	2,856	7,626
Depomed, Inc.*	1,351	7,579
Affymetrix, Inc.*	1,701	7,552
Providence Service Corp.*	258	7,505
Symmetry Medical, Inc.*	890	7,494
Gentiva Health Services, Inc.*	749	7,460
Vocera Communications, Inc.*	507	7,453
Cerus Corp.*	1,669	7,377
Trius Therapeutics, Inc.*	892	7,243
GenMark Diagnostics, Inc.*	700	7,238
SurModics, Inc.*	349	6,983
Rigel Pharmaceuticals, Inc.*	2,082	6,954
Unilife Corp.*,1	2,176	6,898
Cytokinetics, Inc.*	590	6,826
Intercept Pharmaceuticals, Inc.*	150	6,726
Albany Molecular Research, Inc.*	560	6,647
AngioDynamics, Inc.*	587	6,621
Novavax, Inc.*	3,228	6,617
KYTHERA Biopharmaceuticals, Inc.*	240	6,492
TearLab Corp.*	610	6,478
SciClone Pharmaceuticals, Inc.*	1,297	6,433
Repligen Corp.*	748	6,164
Curis, Inc.*	1,922	6,131
Threshold Pharmaceuticals, Inc.*	1,123	5,907
Portola Pharmaceuticals, Inc.*	236	5,799
Vascular Solutions, Inc.*	392	5,766
Five Star Quality Care, Inc.*	1,021	5,728
LHC Group, Inc.*	290	5,678
Vical, Inc.*	1,814	5,678
TherapeuticsMD, Inc.*	1,870	5,666
Merge Healthcare, Inc.*	1,558	5,609
Assisted Living Concepts, Inc. — Class A	467	5,585
Vanda Pharmaceuticals, Inc.*	677	5,470
Progenics Pharmaceuticals, Inc.*	1,222	5,450
PhotoMedex, Inc.*	340	5,420
XOMA Corp.*	1,492	5,416
Furiex Pharmaceuticals, Inc.*	158	5,383
Stemline Therapeutics, Inc.*	224	5,340
OraSure Technologies, Inc.*	1,323	5,133
XenoPort, Inc.*	1,033	5,113
RTI Biologics, Inc.*	1,349	5,072
Anika Therapeutics, Inc.*	292	4,964
Chimerix, Inc.*	200	4,848
Synta Pharmaceuticals Corp.*,1	965	4,815
Dynavax Technologies Corp.*	4,367	4,804
AtriCure, Inc.*	501	4,760
Verastem, Inc.*	342	4,747
Lannett Company, Inc.*	395	4,704
Geron Corp.*	3,119	4,679
AcelRx Pharmaceuticals, Inc.*	500	4,635
Coronado Biosciences, Inc.*	529	4,549
Chindex International, Inc.*	280	4,542
Exactech, Inc.*	226	4,464
Galena Biopharma, Inc.*	1,990	4,418
Derma Sciences, Inc.*	330	4,406
Hyperion Therapeutics, Inc.*	197	4,334
Greenway Medical Technologies*	345	4,257
Peregrine Pharmaceuticals, Inc.*	3,280	4,231
National Research Corp. — Class A*	235	4,230
Utah Medical Products, Inc.	77	4,181
GTx, Inc.*	623	4,112
CryoLife, Inc.	654	4,094
Sunesis Pharmaceuticals, Inc.*	775	4,038
Osiris Therapeutics, Inc.*	400	4,028
Epizyme, Inc.*	140	3,938
Solta Medical, Inc.*	1,695	3,865
Ampio Pharmaceuticals, Inc.*	667	3,849
Rochester Medical Corp.*	260	3,830
Almost Family, Inc.	200	3,800
Chelsea Therapeutics International Ltd.*	1,600	3,680
Prothena Corporation plc*	280	3,615
Omeros Corp.*	709	3,573
Biotime, Inc.*	884	3,501
Cytori Therapeutics, Inc.*	1,513	3,480
OncoGenex Pharmaceutical, Inc.*	351	3,440
Anacor Pharmaceuticals, Inc.*	606	3,388
Rockwell Medical, Inc.*	937	3,383
ZIOPHARM Oncology, Inc.*	1,602	3,364
Cross Country Healthcare, Inc.*	646	3,333
Arqule, Inc.*	1,418	3,290

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 91.9% (continued)
Health Care - 11.3% (continued)
Pozen, Inc.*	644	$3,226
Skilled Healthcare Group, Inc. — Class A*	475	3,173
NeoGenomics, Inc.*	790	3,144
AVEO Pharmaceuticals, Inc.*	1,239	3,098
Cutera, Inc.*	350	3,080
Nanosphere, Inc.*	1,000	3,070
Alphatec Holdings, Inc.*	1,480	3,034
Horizon Pharma, Inc.*	1,232	3,031
Zogenix, Inc.*	1,712	2,928
BioDelivery Sciences International, Inc.*	720	2,923
OvaScience, Inc.*	210	2,883
Harvard Bioscience, Inc.*	607	2,871
Targacept, Inc.*	667	2,848
Cell Therapeutics, Inc.*	2,690	2,825
Receptos, Inc.*	140	2,785
Cempra, Inc.*	355	2,780
Biolase, Inc.*	760	2,721
Zeltiq Aesthetics, Inc.*	423	2,703
Medical Action Industries, Inc.*	350	2,695
Pacific Biosciences of California, Inc.*	1,066	2,686
Addus HomeCare Corp.*	130	2,566
SIGA Technologies, Inc.*	874	2,482
Fibrocell Science, Inc.*	405	2,479
Supernus Pharmaceuticals, Inc.*	361	2,321
Durata Therapeutics, Inc.*	317	2,282
Corcept Therapeutics, Inc.*	1,277	2,209
Sucampo Pharmaceuticals, Inc. — Class A*	327	2,152
Regulus Therapeutics, Inc.*	216	2,119
Accelerate Diagnostics, Inc.*	250	2,030
Alimera Sciences, Inc.*	410	2,001
TG Therapeutics, Inc.*	310	1,981
Tetraphase Pharmaceuticals, Inc.*	280	1,968
Alliance HealthCare Services, Inc.*	120	1,877
Omthera Pharmaceuticals, Inc.*	140	1,862
Enzon Pharmaceuticals, Inc.	899	1,798
Insys Therapeutics, Inc.*	125	1,730
Amicus Therapeutics, Inc.*	729	1,699
Cornerstone Therapeutics, Inc.*	210	1,680
MEI Pharma, Inc.*	230	1,640
Enanta Pharmaceuticals, Inc.*	90	1,594
Pernix Therapeutics Holdings*	423	1,527
KaloBios Pharmaceuticals, Inc.*	210	1,189
USMD Holdings, Inc.*	30	888
Total Health Care		4,147,852
Energy - 5.1%
Lufkin Industries, Inc.	815	72,104
Rosetta Resources, Inc.*	1,460	62,078
Helix Energy Solutions Group, Inc.*	2,529	58,268
Kodiak Oil & Gas Corp.*	6,337	56,335
Bristow Group, Inc.	860	56,175
SemGroup Corp. — Class A	1,009	54,346
Berry Petroleum Co. — Class A	1,255	53,111
Targa Resources Corp.	785	50,499
Hornbeck Offshore Services, Inc.*	855	45,743
Energy XXI Bermuda Ltd.	1,896	42,052
SEACOR Holdings, Inc.	480	39,864
Exterran Holdings, Inc.*	1,375	38,665
PDC Energy, Inc.*	723	37,219
Western Refining, Inc.	1,298	36,435
Scorpio Tankers, Inc.	3,885	34,887
CARBO Ceramics, Inc.	475	32,029
Gulfmark Offshore, Inc. — Class A	636	28,677
Forum Energy Technologies, Inc.*	940	28,604
Halcon Resources Corp.*	4,948	28,055
Alpha Natural Resources, Inc.*	5,280	27,667
Carrizo Oil & Gas, Inc.*	965	27,338
Hercules Offshore, Inc.*	3,814	26,850
Stone Energy Corp.*	1,194	26,304
Delek US Holdings, Inc.	883	25,413
Bonanza Creek Energy, Inc.*	707	25,070
EXCO Resources, Inc.	3,240	24,754
Cloud Peak Energy, Inc.*	1,456	23,995
Bill Barrett Corp.*	1,161	23,475
Newpark Resources, Inc.*	2,057	22,606
Crosstex Energy, Inc.	1,133	22,388
Key Energy Services, Inc.*	3,640	21,658
Clean Energy Fuels Corp.*,1	1,630	21,516
Geospace Technologies Corp.*	308	21,277
EPL Oil & Gas, Inc.*	717	21,051
C&J Energy Services, Inc.*	1,079	20,900
Approach Resources, Inc.*	833	20,467
Northern Oil and Gas, Inc.*	1,520	20,277
TETRA Technologies, Inc.*	1,875	19,238
ION Geophysical Corp.*	3,185	19,174
Arch Coal, Inc.	5,069	19,161
Rex Energy Corp.*	1,081	19,004
Ship Finance International Ltd.	1,225	18,179
Comstock Resources, Inc.	1,153	18,137
Sanchez Energy Corp.*	680	15,613
Magnum Hunter Resources Corp.*,1	4,111	15,005
Diamondback Energy, Inc.*	430	14,328
Matador Resources Co.*	1,184	14,184
Parker Drilling Co.*	2,844	14,163
Solazyme, Inc.*,1	1,145	13,419
Resolute Energy Corp.*	1,615	12,888
Era Group, Inc.*	480	12,552
Swift Energy Co.*	1,040	12,470
Nordic American Tankers Ltd.	1,575	11,923
W&T Offshore, Inc.	829	11,846
Forest Oil Corp.*	2,850	11,657
Rentech, Inc.	5,394	11,327
Contango Oil & Gas Co.	308	10,395
PHI, Inc.*	298	10,221
Nuverra Environmental Solutions, Inc.*,1	3,411	9,892
Pioneer Energy Services Corp.*	1,490	9,864
Vantage Drilling Co.*	4,799	9,790
Matrix Service Co.*	624	9,722
Tesco Corp.*	725	9,606
Basic Energy Services, Inc.*,1	716	8,656
Goodrich Petroleum Corp.*	635	8,128
Alon USA Energy, Inc.	561	8,112

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 91.9% (continued)
Energy - 5.1% (continued)
Green Plains Renewable Energy, Inc.*	606	$8,072
Vaalco Energy, Inc.*	1,381	7,899
GasLog Ltd.	608	7,782
Triangle Petroleum Corp.*	1,104	7,739
Renewable Energy Group, Inc.*	510	7,257
RigNet, Inc.*	284	7,236
Dawson Geophysical Co.*	193	7,114
Synergy Resources Corp.*	968	7,086
Natural Gas Services Group, Inc.*	293	6,883
Gulf Island Fabrication, Inc.	341	6,530
Penn Virginia Corp.	1,321	6,209
Emerald Oil, Inc.*	882	6,051
Clayton Williams Energy, Inc.*	139	6,047
KiOR, Inc. — Class A*	1,047	5,978
Willbros Group, Inc.*	954	5,858
PetroQuest Energy, Inc.*	1,368	5,417
Mitcham Industries, Inc.*	305	5,118
BPZ Resources, Inc.*	2,816	5,041
Quicksilver Resources, Inc.*	2,980	5,006
Panhandle Oil and Gas, Inc. — Class A	163	4,646
Evolution Petroleum Corp.*	409	4,462
Warren Resources, Inc.*	1,741	4,440
Cal Dive International, Inc.*	2,335	4,390
Endeavour International Corp.*	1,128	4,332
Knightsbridge Tankers Ltd.	584	4,298
Midstates Petroleum Company, Inc.*	790	4,274
Abraxas Petroleum Corp.*	1,966	4,129
FX Energy, Inc.*	1,274	4,090
Gastar Exploration Ltd.*	1,469	3,922
Teekay Tankers Ltd. — Class A	1,483	3,900
Ur-Energy, Inc.*	2,900	3,886
REX American Resources Corp.*	128	3,683
Uranium Energy Corp.*	2,040	3,652
Adams Resources & Energy, Inc.	53	3,651
Bolt Technology Corp.	206	3,518
Equal Energy Ltd.	850	3,434
Callon Petroleum Co.*	956	3,222
Westmoreland Coal Co.*	283	3,178
TGC Industries, Inc.	362	2,976
Miller Energy Resources, Inc.*	731	2,924
Global Geophysical Services, Inc.*	550	2,596
L&L Energy, Inc.*	720	2,578
Apco Oil and Gas International, Inc.*	222	2,560
Frontline Ltd.*,1	1,236	2,188
Isramco, Inc.*	23	2,143
Amyris, Inc.*,1	627	1,812
Hallador Energy Co.	209	1,682
Crimson Exploration, Inc.*	529	1,492
ZaZa Energy Corp.*	888	1,066
Total Energy		1,880,253
Materials - 4.5%
Axiall Corp.	1,671	71,152
PolyOne Corp.	2,377	58,903
Louisiana-Pacific Corp.*	3,326	49,192
Sensient Technologies Corp.	1,198	48,484
Chemtura Corp.*	2,345	47,604
Olin Corp.	1,920	45,926
HB Fuller Co.	1,206	45,599
Commercial Metals Co.	2,790	41,209
Worthington Industries, Inc.	1,266	40,145
KapStone Paper and Packaging Corp.	976	39,216
Graphic Packaging Holding Co.*	5,012	38,793
Schweitzer-Mauduit International, Inc.	755	37,659
Buckeye Technologies, Inc.	929	34,410
Minerals Technologies, Inc.	831	34,354
Texas Industries, Inc.*	520	33,873
Coeur Mining, Inc.*	2,427	32,280
Balchem Corp.	712	31,862
Stillwater Mining Co.*	2,822	30,308
Berry Plastics Group, Inc.*	1,320	29,132
Kaiser Aluminum Corp.	453	28,059
PH Glatfelter Co.	1,029	25,828
Innophos Holdings, Inc.	530	25,000
Clearwater Paper Corp.*	531	24,989
Intrepid Potash, Inc.	1,310	24,956
Stepan Co.	448	24,913
Hecla Mining Co.	7,950	23,691
OM Group, Inc.*	760	23,499
SunCoke Energy, Inc.*	1,670	23,412
Innospec, Inc.	566	22,742
Resolute Forest Products, Inc.*	1,664	21,915
Calgon Carbon Corp.*	1,297	21,634
AMCOL International Corp.	668	21,169
RTI International Metals, Inc.*	753	20,866
Boise, Inc.	2,415	20,624
Flotek Industries, Inc.*	1,136	20,380
Quaker Chemical Corp.	311	19,285
Koppers Holdings, Inc.	500	19,090
A. Schulman, Inc.	700	18,774
Molycorp, Inc.*	2,960	18,352
Globe Specialty Metals, Inc.	1,540	16,740
Kraton Performance Polymers, Inc.*	780	16,536
Allied Nevada Gold Corp.*	2,480	16,070
American Vanguard Corp.	684	16,026
Deltic Timber Corp.	271	15,669
Walter Energy, Inc.	1,500	15,600
Headwaters, Inc.*	1,745	15,426
Tredegar Corp.	592	15,214
Schnitzer Steel Industries, Inc. — Class A	620	14,496
Haynes International, Inc.	297	14,217
LSB Industries, Inc.*	458	13,928
Horsehead Holding Corp.*	1,059	13,566
Wausau Paper Corp.	1,183	13,486
Materion Corp.	496	13,437
Neenah Paper, Inc.	387	12,295
Ferro Corp.*	1,731	12,030
Century Aluminum Co.*	1,226	11,377
US Silica Holdings, Inc.	516	10,722

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 91.9% (continued)
Materials - 4.5% (continued)
Advanced Emissions Solutions, Inc.*	240	$10,109
Myers Industries, Inc.	672	10,087
AK Steel Holding Corp.[1]	3,260	9,910
OMNOVA Solutions, Inc.*	1,128	9,035
Hawkins, Inc.	229	9,020
Zep, Inc.	539	8,532
Zoltek Companies, Inc.*	655	8,456
Landec Corp.*	621	8,203
Boise Cascade Co.*	320	8,131
Taminco Corp.*	380	7,748
AEP Industries, Inc.*	103	7,662
FutureFuel Corp.	518	7,340
Gold Resource Corp.	792	6,898
AM Castle & Co.*	419	6,603
Olympic Steel, Inc.	219	5,366
US Concrete, Inc.*	320	5,254
Universal Stainless & Alloy Products, Inc.*	165	4,864
KMG Chemicals, Inc.	199	4,199
Arabian American Development Co.*	479	4,167
American Pacific Corp.*	140	3,969
Paramount Gold and Silver Corp.*	3,294	3,920
Chase Corp.	151	3,376
Penford Corp.*	230	3,080
Noranda Aluminum Holding Corp.	806	2,603
UFP Technologies, Inc.*	131	2,565
General Moly, Inc.*	1,371	2,564
Midway Gold Corp.*	2,686	2,533
United States Lime & Minerals, Inc.*	46	2,404
Handy & Harman Ltd.*	133	2,378
GSE Holding, Inc.*	193	1,117
Total Materials		1,668,207
Consumer Staples - 3.6%
United Natural Foods, Inc.*	1,179	63,654
Hain Celestial Group, Inc.*	914	59,382
TreeHouse Foods, Inc.*	866	56,758
Harris Teeter Supermarkets, Inc.	1,181	55,341
Casey's General Stores, Inc.	917	55,166
Darling International, Inc.*	2,824	52,696
Rite Aid Corp.*	17,446	49,896
B&G Foods, Inc. — Class A	1,268	43,175
PriceSmart, Inc.	457	40,047
Sanderson Farms, Inc.	547	36,332
Prestige Brands Holdings, Inc.*	1,218	35,493
Lancaster Colony Corp.	446	34,784
Post Holdings, Inc.*	785	34,273
Boston Beer Company, Inc. — Class A*	199	33,957
Universal Corp.	563	32,569
Snyders-Lance, Inc.	1,138	32,331
SUPERVALU, Inc.	4,850	30,167
Spectrum Brands Holdings, Inc.	513	29,174
J&J Snack Foods Corp.	358	27,852
Elizabeth Arden, Inc.*	613	27,628
Fresh Del Monte Produce, Inc.	907	25,287
Andersons, Inc.	451	23,989
Vector Group Ltd.	1,439	23,341
Pilgrim's Pride Corp.*	1,447	21,618
Susser Holdings Corp.*	428	20,493
WD-40 Co.	371	20,212
Seaboard Corp.	7	18,956
Boulder Brands, Inc.*	1,419	17,099
Cal-Maine Foods, Inc.	354	16,465
Dole Food Company, Inc.*	1,226	15,632
Tootsie Roll Industries, Inc.[1]	465	14,778
Annie's, Inc.*	330	14,104
Chiquita Brands International, Inc.*	1,108	12,099
Weis Markets, Inc.	268	12,079
Inter Parfums, Inc.	393	11,208
Diamond Foods, Inc.*	531	11,018
USANA Health Sciences, Inc.*	140	10,133
Spartan Stores, Inc.	523	9,644
Fairway Group Holdings Corp.*	380	9,185
Medifast, Inc.*	334	8,604
Alliance One International, Inc.*	2,095	7,961
Calavo Growers, Inc.	290	7,885
Ingles Markets, Inc. — Class A	304	7,676
Coca-Cola Bottling Company Consolidated	115	7,032
Central Garden and Pet Co. — Class A*	1,003	6,921
Pantry, Inc.*	560	6,821
Natural Grocers by Vitamin Cottage, Inc.*	211	6,541
Nash Finch Co.	296	6,515
Lifevantage Corp.*	2,710	6,287
Revlon, Inc. — Class A*	274	6,044
Seneca Foods Corp. — Class A*	196	6,013
Harbinger Group, Inc.*	794	5,987
Chefs' Warehouse, Inc.*	336	5,779
Star Scientific, Inc.*,1	3,975	5,525
Female Health Co.	522	5,147
Roundy's, Inc.	604	5,031
Limoneira Co.	241	4,996
Village Super Market, Inc. — Class A	150	4,964
National Beverage Corp.	276	4,822
Nature's Sunshine Products, Inc.	266	4,349
Omega Protein Corp.*	477	4,283
Nutraceutical International Corp.	206	4,211
John B Sanfilippo & Son, Inc.	194	3,911
Orchids Paper Products Co.	142	3,728
Arden Group, Inc. — Class A	30	3,312
Oil-Dri Corporation of America	117	3,214
Alico, Inc.	73	2,928
Inventure Foods, Inc.*	339	2,834
Synutra International, Inc.*	417	2,123
Craft Brew Alliance, Inc.*	253	2,085
Farmer Bros Co.*	139	1,954
Lifeway Foods, Inc.	112	1,944
Griffin Land & Nurseries, Inc.	66	1,882
Total Consumer Staples		1,307,324
Utilities - 3.0%
Cleco Corp.	1,440	66,859

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 91.9% (continued)
Utilities - 3.0% (continued)
Piedmont Natural Gas Company, Inc.	1,809	$61,036
IDACORP, Inc.	1,202	57,408
Portland General Electric Co.	1,809	55,337
Dynegy, Inc.*	2,390	53,894
WGL Holdings, Inc.	1,232	53,247
Black Hills Corp.	1,067	52,016
Southwest Gas Corp.	1,103	51,609
ALLETE, Inc.	959	47,806
UIL Holdings Corp.	1,210	46,283
UNS Energy Corp.	995	44,506
South Jersey Industries, Inc.	761	43,689
PNM Resources, Inc.	1,907	42,316
New Jersey Resources Corp.	994	41,281
Avista Corp.	1,434	38,747
NorthWestern Corp.	907	36,189
Laclede Group, Inc.	781	35,660
El Paso Electric Co.	962	33,968
MGE Energy, Inc.	552	30,228
Northwest Natural Gas Co.	642	27,272
Otter Tail Corp.	868	24,651
American States Water Co.	458	24,581
Empire District Electric Co.	1,017	22,689
California Water Service Group	1,138	22,202
Chesapeake Utilities Corp.	226	11,637
Atlantic Power Corp.	2,862	11,276
Ormat Technologies, Inc.	426	10,020
SJW Corp.	370	9,694
Unitil Corp.	329	9,502
Middlesex Water Co.	375	7,470
Connecticut Water Service, Inc.	255	7,319
York Water Co.	310	5,899
Artesian Resources Corp. — Class A	182	4,055
Consolidated Water Company Ltd.	346	3,955
Delta Natural Gas Company, Inc.	163	3,464
Genie Energy Ltd. — Class B	306	2,800
Pure Cycle Corp.*	415	2,320
Total Utilities		1,102,885
Telecommunication Services - 0.7%
Cogent Communications Group, Inc.	1,130	31,809
NII Holdings, Inc.*	4,110	27,414
Consolidated Communications Holdings, Inc.	961	16,730
Cincinnati Bell, Inc.*	4,964	15,189
8x8, Inc.*	1,727	14,230
Premiere Global Services, Inc.*	1,146	13,832
Iridium Communications, Inc.*	1,533	11,896
Atlantic Tele-Network, Inc.	218	10,826
Vonage Holdings Corp.*	3,709	10,496
inContact, Inc.*	1,275	10,481
Shenandoah Telecommunications Co.	578	9,641
Leap Wireless International, Inc.*	1,291	8,688
USA Mobility, Inc.	517	7,016
IDT Corp. — Class B	365	6,822
Lumos Networks Corp.	368	6,293
Hawaiian Telcom Holdco, Inc.*	250	6,290
magicJack VocalTec Ltd.*,1	440	6,244
NTELOS Holdings Corp.	370	6,090
General Communication, Inc. — Class A*	755	5,912
Cbeyond, Inc.*	645	5,057
Neutral Tandem, Inc.	781	4,491
Fairpoint Communications, Inc.*	493	4,117
Towerstream Corp.*	1,591	4,057
ORBCOMM, Inc.*	867	3,893
Primus Telecommunications Group, Inc.	290	3,463
HickoryTech Corp.	322	3,423
Boingo Wireless, Inc.*	447	2,776
Total Telecommunication Services		257,176
Total Common Stocks
(Cost $25,421,324)		33,807,242
WARRANTS†† - 0.0%
Magnum Hunter Resources Corp.
$10.50, 08/16/13	17	–
Total Warrants
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,2 - 8.5%
HSBC Group issued 06/28/13 at 0.07% due 07/01/13	$2,523,284	2,523,284
Mizuho Financial Group, Inc. issued 06/28/13 at 0.06% due 07/01/13	433,673	433,673
Deutsche Bank issued 06/28/13 at 0.06% due 07/01/13	176,043	176,043
Total Repurchase Agreements
(Cost $3,133,000)		3,133,000

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 1.0%
Repurchase Agreements
HSBC Securities, Inc. issued 06/28/13 at 0.11% due 07/01/13	$338,203	$338,203
RBS Securities, Inc. issued 06/28/13 at 0.10% due 07/01/13	39,557	39,557
Total Securities Lending Collateral
(Cost $377,760)		377,760
Total Investments - 101.4%
(Cost $28,932,084)		$37,318,002
Other Assets & Liabilities, net - (1.4)%		(506,860)
Total Net Assets - 100.0%		$36,811,142

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
September 2013 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $1,066,230)	11	$24,149

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2013 Russell 2000 Index Swap, Terminating 07/29/13 [4] (Notional Value $553,395)	566	$1,517
Barclays Bank plc July 2013 Russell 2000 Index Swap, Terminating 07/31/13 [4] (Notional Value $616,078)	630	(1,383)
Credit Suisse Capital, LLC July 2013 Russell 2000 Index Swap, Terminating 07/31/13 [4] (Notional Value $761,948)	780	(1,873)
(Total Notional Value $1,931,421)		$(1,739)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	Securities lending collateral — See Note 4.
[4]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc — Public Limited Company

REIT — Real Estate Investment Trust

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 97.5%
Information Technology - 17.3%
Apple, Inc.	13,136	$5,202,906
Microsoft Corp.	105,146	3,630,692
Google, Inc. — Class A*	3,756	3,306,670
International Business Machines Corp.	14,581	2,786,574
Cisco Systems, Inc.	74,766	1,817,562
Intel Corp.	69,549	1,684,477
Oracle Corp.	51,409	1,579,284
QUALCOMM, Inc.	24,169	1,476,243
Visa, Inc. — Class A	7,095	1,296,611
eBay, Inc.*	16,336	844,898
Mastercard, Inc. — Class A	1,465	841,643
EMC Corp.	29,389	694,168
Hewlett-Packard Co.	26,982	669,154
Accenture plc — Class A	9,097	654,620
Texas Instruments, Inc.	15,515	541,008
Automatic Data Processing, Inc.	6,785	467,215
Yahoo!, Inc.*	13,329	334,691
Adobe Systems, Inc.*	7,024	320,014
Corning, Inc.	20,637	293,664
Salesforce.com, Inc.*	7,588	289,710
Dell, Inc.	20,535	274,142
TE Connectivity Ltd.	5,808	264,496
Cognizant Technology Solutions Corp. — Class A*	4,220	264,214
Applied Materials, Inc.	16,809	250,621
Broadcom Corp. — Class A	7,348	248,068
Intuit, Inc.	3,906	238,383
Motorola Solutions, Inc.	3,803	219,547
Symantec Corp.	9,743	218,925
SanDisk Corp.*	3,406	208,107
Micron Technology, Inc.*	14,414	206,553
Seagate Technology plc	4,468	200,300
Analog Devices, Inc.	4,306	194,028
NetApp, Inc.	5,043	190,525
Western Digital Corp.	2,971	184,469
Fidelity National Information Services, Inc.	4,098	175,558
Amphenol Corp. — Class A	2,239	174,508
Paychex, Inc.	4,534	165,582
Fiserv, Inc.*	1,859	162,495
Citrix Systems, Inc.*	2,618	157,944
Xerox Corp.	17,182	155,841
Altera Corp.	4,476	147,663
Xilinx, Inc.	3,691	146,201
Juniper Networks, Inc.*	7,082	136,753
Western Union Co.	7,798	133,424
CA, Inc.	4,629	132,528
KLA-Tencor Corp.	2,319	129,238
Red Hat, Inc.*	2,656	127,010
Linear Technology Corp.	3,262	120,172
Teradata Corp.*	2,290	115,027
NVIDIA Corp.	8,082	113,390
Autodesk, Inc.*	3,142	106,639
Akamai Technologies, Inc.*	2,485	105,737
Microchip Technology, Inc.	2,762	102,885
Lam Research Corp.*	2,275	100,874
Electronic Arts, Inc.*	4,233	97,232
VeriSign, Inc.*	2,109	94,188
Computer Sciences Corp.	2,105	92,136
BMC Software, Inc.*	1,848	83,419
F5 Networks, Inc.*	1,099	75,611
Harris Corp.	1,529	75,303
Molex, Inc.	1,935	56,773
SAIC, Inc.	3,974	55,358
Total System Services, Inc.	2,250	55,080
LSI Corp.*	7,692	54,921
FLIR Systems, Inc.	1,982	53,455
Jabil Circuit, Inc.	2,578	52,540
JDS Uniphase Corp.*	3,309	47,583
Teradyne, Inc.*	2,670	46,912
First Solar, Inc.*	933	41,733
Advanced Micro Devices, Inc.*	8,495	34,660
Total Information Technology		35,620,555
Financials - 16.3%
Berkshire Hathaway, Inc. — Class B*	25,526	2,856,869
Wells Fargo & Co.	68,913	2,844,040
JPMorgan Chase & Co.	52,875	2,791,272
Citigroup, Inc.	42,567	2,041,939
Bank of America Corp.	150,823	1,939,584
American Express Co.	13,368	999,392
U.S. Bancorp	25,875	935,381
American International Group, Inc.*	20,655	923,278
Goldman Sachs Group, Inc.	6,027	911,584
MetLife, Inc.	15,324	701,227
Simon Property Group, Inc.	4,353	687,427
PNC Financial Services Group, Inc.	7,409	540,263
Capital One Financial Corp.	8,170	513,158
Prudential Financial, Inc.	6,522	476,302
Morgan Stanley	19,191	468,836
Bank of New York Mellon Corp.	16,237	455,447
BlackRock, Inc. — Class A	1,746	448,460
ACE Ltd.	4,760	425,924
Travelers Companies, Inc.	5,264	420,699
State Street Corp.	6,379	415,975
American Tower Corp. — Class A	5,537	405,142
Aflac, Inc.	6,519	378,884
BB&T Corp.	9,819	332,668
Charles Schwab Corp.	15,404	327,027
Discover Financial Services	6,860	326,810
CME Group, Inc. — Class A	4,296	326,410
Allstate Corp.	6,559	315,619
Public Storage	2,020	309,726
Marsh & McLennan Companies, Inc.	7,704	307,544
Chubb Corp.	3,621	306,518
HCP, Inc.	6,355	288,771
Ventas, Inc.	4,104	285,064
Aon plc	4,324	278,249
Health Care REIT, Inc.	3,983	266,980
T. Rowe Price Group, Inc.	3,625	265,169
Prologis, Inc.	6,970	262,908
Franklin Resources, Inc.	1,928	262,247

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 97.5% (continued)
Financials - 16.3% (continued)
Equity Residential	4,482	$260,224
SunTrust Banks, Inc.	7,544	238,164
Weyerhaeuser Co.	8,067	229,829
AvalonBay Communities, Inc.	1,701	229,482
Ameriprise Financial, Inc.	2,815	227,677
Boston Properties, Inc.	2,124	224,018
Fifth Third Bancorp	12,234	220,824
McGraw Hill Financial, Inc.	3,830	203,718
Invesco Ltd.	6,219	197,764
Vornado Realty Trust	2,381	197,266
Progressive Corp.	7,756	197,158
Hartford Financial Services Group, Inc.	6,376	197,146
M&T Bank Corp.	1,715	191,651
Loews Corp.	4,298	190,831
Regions Financial Corp.	19,771	188,418
IntercontinentalExchange, Inc.*	1,022	181,671
Northern Trust Corp.	3,046	176,363
Host Hotels & Resorts, Inc.	10,419	175,769
Moody's Corp.	2,711	165,181
Principal Financial Group, Inc.	3,855	144,370
KeyCorp	12,879	142,184
SLM Corp.	6,219	142,166
NYSE Euronext	3,395	140,553
Lincoln National Corp.	3,760	137,127
XL Group plc — Class A	4,050	122,796
Kimco Realty Corp.	5,715	122,472
Macerich Co.	1,921	117,123
Unum Group	3,730	109,550
Leucadia National Corp.	4,130	108,289
Plum Creek Timber Company, Inc.	2,274	106,128
Comerica, Inc.	2,609	103,916
CBRE Group, Inc. — Class A*	4,251	99,303
Cincinnati Financial Corp.	2,055	94,325
Huntington Bancshares, Inc.	11,736	92,480
Torchmark Corp.	1,289	83,965
Genworth Financial, Inc. — Class A*	6,899	78,718
Zions Bancorporation	2,579	74,482
People's United Financial, Inc.	4,745	70,701
Apartment Investment & Management Co. — Class A	2,039	61,252
Hudson City Bancorp, Inc.	6,652	60,932
Assurant, Inc.	1,078	54,881
NASDAQ OMX Group, Inc.	1,644	53,907
E*TRADE Financial Corp.*	4,014	50,817
Legg Mason, Inc.	1,562	48,438
Total Financials		33,356,822
Health Care - 12.4%
Johnson & Johnson	39,301	3,374,383
Pfizer, Inc.	93,362	2,615,069
Merck & Company, Inc.	42,250	1,962,512
Gilead Sciences, Inc.*	21,342	1,092,925
Amgen, Inc.	10,496	1,035,535
Bristol-Myers Squibb Co.	22,982	1,027,066
UnitedHealth Group, Inc.	14,269	934,335
AbbVie, Inc.	22,154	915,846
Abbott Laboratories	21,804	760,524
Medtronic, Inc.	14,146	728,094
Biogen Idec, Inc.*	3,320	714,464
Express Scripts Holding Co.*	11,417	704,315
Celgene Corp.*	5,840	682,754
Eli Lilly & Co.	13,872	681,393
Baxter International, Inc.	7,581	525,136
Thermo Fisher Scientific, Inc.	5,024	425,181
Covidien plc	6,586	413,864
McKesson Corp.	3,167	362,622
Allergan, Inc.	4,145	349,175
WellPoint, Inc.	4,198	343,564
Aetna, Inc.	5,295	336,444
Cigna Corp.	3,994	289,525
Intuitive Surgical, Inc.*	560	283,685
Becton Dickinson and Co.	2,716	268,422
Stryker Corp.	4,015	259,690
Alexion Pharmaceuticals, Inc.*	2,728	251,631
Regeneron Pharmaceuticals, Inc.*	1,065	239,497
Cardinal Health, Inc.	4,779	225,569
Actavis, Inc.*	1,783	225,050
Zoetis, Inc.	6,998	216,168
Agilent Technologies, Inc.	4,814	205,847
Cerner Corp.*	2,047	196,696
Humana, Inc.	2,208	186,311
St. Jude Medical, Inc.	3,961	180,740
AmerisourceBergen Corp. — Class A	3,233	180,498
Life Technologies Corp.*	2,409	178,290
Zimmer Holdings, Inc.	2,356	176,559
Boston Scientific Corp.*	18,870	174,925
Mylan, Inc.*	5,329	165,359
Perrigo Co.	1,232	149,072
DaVita HealthCare Partners, Inc.*	1,186	143,269
Forest Laboratories, Inc.*	3,280	134,480
Quest Diagnostics, Inc.	2,211	134,053
Laboratory Corporation of America Holdings*	1,302	130,330
Waters Corp.*	1,201	120,160
CR Bard, Inc.	1,051	114,223
CareFusion Corp.*	3,074	113,277
Edwards Lifesciences Corp.*	1,584	106,445
Varian Medical Systems, Inc.*	1,520	102,524
Hospira, Inc.*	2,318	88,803
DENTSPLY International, Inc.	2,002	82,002
Tenet Healthcare Corp.*	1,452	66,937
PerkinElmer, Inc.	1,567	50,928
Patterson Companies, Inc.	1,167	43,879
Total Health Care		25,470,045
Consumer Discretionary - 11.9%
Walt Disney Co.	25,198	1,591,253
Home Depot, Inc.	20,438	1,583,332
Comcast Corp. — Class A	36,843	1,542,985
Amazon.com, Inc.*	5,091	1,413,720
McDonald's Corp.	14,023	1,388,277
Twenty-First Century Fox, Inc. — Class A	27,843	907,682
Ford Motor Co.	55,002	850,881
Time Warner, Inc.	13,044	754,204
Starbucks Corp.	10,476	686,073

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 97.5% (continued)
Consumer Discretionary - 11.9% (continued)
NIKE, Inc. — Class B	10,130	$645,078
Target Corp.	8,975	618,019
Lowe's Companies, Inc.	15,000	613,500
Priceline.com, Inc.*	725	599,669
TJX Companies, Inc.	10,066	503,904
DIRECTV*	7,810	481,252
Time Warner Cable, Inc.	4,075	458,356
Yum! Brands, Inc.	6,295	436,495
Viacom, Inc. — Class B	6,246	425,040
CBS Corp. — Class B	7,982	390,080
General Motors Co.*	10,769	358,715
Johnson Controls, Inc.	9,579	342,832
Discovery Communications, Inc. — Class A*	3,423	264,290
Macy's, Inc.	5,369	257,713
VF Corp.	1,225	236,499
Omnicom Group, Inc.	3,620	227,589
Coach, Inc.	3,932	224,478
Mattel, Inc.	4,829	218,802
AutoZone, Inc.*	512	216,929
Bed Bath & Beyond, Inc.*	3,053	216,458
Carnival Corp.	6,214	213,077
Dollar General Corp.*	4,211	212,361
Delphi Automotive plc	4,067	206,156
Ross Stores, Inc.	3,074	199,226
O'Reilly Automotive, Inc.*	1,545	173,998
Harley-Davidson, Inc.	3,137	171,970
Starwood Hotels & Resorts Worldwide, Inc.	2,719	171,814
The Gap, Inc.	4,055	169,215
Genuine Parts Co.	2,164	168,943
L Brands, Inc.	3,355	165,234
Netflix, Inc.*	780	164,650
Dollar Tree, Inc.*	3,135	159,383
Chipotle Mexican Grill, Inc. — Class A*	434	158,128
Ralph Lauren Corp. — Class A	856	148,721
Staples, Inc.	9,286	147,276
CarMax, Inc.*	3,138	144,850
Kohl's Corp.	2,848	143,852
Wynn Resorts Ltd.	1,111	142,208
PVH Corp.	1,131	141,432
BorgWarner, Inc.*	1,612	138,874
Marriott International, Inc. — Class A	3,356	135,482
Whirlpool Corp.	1,111	127,054
Nordstrom, Inc.	2,079	124,615
Tiffany & Co.	1,675	122,007
Wyndham Worldwide Corp.	1,903	108,909
Newell Rubbermaid, Inc.	4,033	105,866
H&R Block, Inc.	3,807	105,644
Best Buy Company, Inc.	3,751	102,515
PetSmart, Inc.	1,445	96,801
TripAdvisor, Inc.*	1,540	93,740
Darden Restaurants, Inc.	1,818	91,773
PulteGroup, Inc.*	4,767	90,430
Interpublic Group of Companies, Inc.	5,994	87,213
DR Horton, Inc.	3,925	83,524
Lennar Corp. — Class A	2,315	83,433
Family Dollar Stores, Inc.	1,336	83,246
Scripps Networks Interactive, Inc. — Class A	1,191	79,511
Expedia, Inc.	1,304	78,436
Gannett Company, Inc.	3,201	78,296
Fossil Group, Inc.*	736	76,036
Hasbro, Inc.[1]	1,606	71,997
GameStop Corp. — Class A	1,660	69,770
Leggett & Platt, Inc.	2,003	62,273
Urban Outfitters, Inc.*	1,538	61,858
International Game Technology	3,645	60,908
Garmin Ltd.	1,527	55,217
Goodyear Tire & Rubber Co.*	3,431	52,460
Harman International Industries, Inc.	946	51,273
Cablevision Systems Corp. — Class A	3,025	50,881
Abercrombie & Fitch Co. — Class A	1,094	49,504
JC Penney Company, Inc.*	1,999	34,143
Washington Post Co. — Class B	63	30,478
AutoNation, Inc.*	546	23,691
Total Consumer Discretionary		24,424,457
Energy - 10.3%
Exxon Mobil Corp.	62,204	5,620,131
Chevron Corp.	27,123	3,209,736
Schlumberger Ltd.	18,599	1,332,803
ConocoPhillips	17,101	1,034,611
Occidental Petroleum Corp.	11,268	1,005,444
Anadarko Petroleum Corp.	7,015	602,800
Halliburton Co.	13,036	543,862
Phillips 66	8,662	510,278
EOG Resources, Inc.	3,809	501,569
Apache Corp.	5,479	459,305
National Oilwell Varco, Inc.	5,979	411,953
Marathon Oil Corp.	9,917	342,930
Kinder Morgan, Inc.	8,842	337,321
Marathon Petroleum Corp.	4,541	322,683
Spectra Energy Corp.	9,362	322,615
Williams Companies, Inc.	9,546	309,959
Noble Energy, Inc.	5,020	301,401
Baker Hughes, Inc.	6,181	285,130
Hess Corp.	4,175	277,596
Pioneer Natural Resources Co.	1,914	277,052
Devon Energy Corp.	5,281	273,978
Valero Energy Corp.	7,632	265,365
Cameron International Corp.*	3,466	211,981
Cabot Oil & Gas Corp.	2,953	209,722
Ensco plc — Class A	3,261	189,528
FMC Technologies, Inc.*	3,320	184,858
Southwestern Energy Co.*	4,919	179,691
Range Resources Corp.	2,279	176,212
Equities Corp.	2,106	167,153
Murphy Oil Corp.	2,535	154,356
Chesapeake Energy Corp.	7,264	148,040
Noble Corp.	3,544	133,184

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 97.5% (continued)
Energy - 10.3% (continued)
Tesoro Corp.	1,897	$99,251
Helmerich & Payne, Inc.	1,488	92,926
Denbury Resources, Inc.*	5,220	90,410
CONSOL Energy, Inc.	3,195	86,585
QEP Resources, Inc.	2,503	69,533
Diamond Offshore Drilling, Inc.	969	66,658
Nabors Industries Ltd.	4,123	63,123
Rowan Companies plc — Class A*	1,739	59,248
Peabody Energy Corp.	3,769	55,178
WPX Energy, Inc.*	2,802	53,070
Newfield Exploration Co.*	1,896	45,295
Total Energy		21,084,524
Consumer Staples - 10.2%
Procter & Gamble Co.	38,344	2,952,105
Coca-Cola Co.	53,583	2,149,215
Philip Morris International, Inc.	22,877	1,981,605
PepsiCo, Inc.	21,634	1,769,445
Wal-Mart Stores, Inc.	22,922	1,707,460
Altria Group, Inc.	28,099	983,184
CVS Caremark Corp.	17,132	979,608
Mondelez International, Inc. — Class A	24,968	712,338
Colgate-Palmolive Co.	12,268	702,834
Costco Wholesale Corp.	6,104	674,919
Walgreen Co.	12,065	533,273
Kimberly-Clark Corp.	5,381	522,710
Kraft Foods Group, Inc.	8,321	464,895
General Mills, Inc.	9,015	437,498
Archer-Daniels-Midland Co.	9,218	312,582
Sysco Corp.	8,300	283,528
Kroger Co.	7,273	251,210
Whole Foods Market, Inc.	4,825	248,391
Lorillard, Inc.	5,289	231,024
Kellogg Co.	3,553	228,209
Mead Johnson Nutrition Co. — Class A	2,828	224,062
Estee Lauder Companies, Inc. — Class A	3,364	221,250
Reynolds American, Inc.	4,449	215,198
ConAgra Foods, Inc.	5,832	203,712
Hershey Co.	2,097	187,220
JM Smucker Co.	1,500	154,725
Clorox Co.	1,844	153,310
Brown-Forman Corp. — Class B	2,123	143,408
Beam, Inc.	2,251	142,061
Dr Pepper Snapple Group, Inc.	2,852	130,992
McCormick & Company, Inc.	1,842	129,603
Avon Products, Inc.	6,062	127,484
Coca-Cola Enterprises, Inc.	3,601	126,611
Monster Beverage Corp.*	2,021	122,816
Constellation Brands, Inc. — Class A*	2,157	112,423
Campbell Soup Co.	2,493	111,661
Molson Coors Brewing Co. — Class B	2,199	105,244
Tyson Foods, Inc. — Class A	3,976	102,104
Safeway, Inc.	3,370	79,734
Hormel Foods Corp.	1,887	72,800
Total Consumer Staples		20,992,451
Industrials - 9.9%
General Electric Co.	144,658	3,354,619
United Technologies Corp.	11,832	1,099,666
Union Pacific Corp.	6,533	1,007,912
Boeing Co.	9,557	979,019
3M Co.	8,885	971,575
Honeywell International, Inc.	11,009	873,454
United Parcel Service, Inc. — Class B	9,941	859,698
Caterpillar, Inc.	9,197	758,660
Emerson Electric Co.	10,052	548,236
Danaher Corp.	8,145	515,579
Precision Castparts Corp.	2,049	463,094
Deere & Co.	5,431	441,269
Eaton Corporation plc	6,620	435,662
FedEx Corp.	4,118	405,952
Lockheed Martin Corp.	3,721	403,580
Illinois Tool Works, Inc.	5,794	400,771
General Dynamics Corp.	4,643	363,686
CSX Corp.	14,299	331,594
Norfolk Southern Corp.	4,408	320,241
Raytheon Co.	4,538	300,053
Northrop Grumman Corp.	3,292	272,578
Cummins, Inc.	2,472	268,113
PACCAR, Inc.	4,948	265,510
Waste Management, Inc.	6,143	247,747
Ingersoll-Rand plc	3,892	216,084
Tyco International Ltd.	6,496	214,043
WW Grainger, Inc.	838	211,326
Parker Hannifin Corp.	2,086	199,004
Dover Corp.	2,389	185,530
Stanley Black & Decker, Inc.	2,264	175,007
Fastenal Co.	3,776	173,130
Roper Industries, Inc.	1,383	171,796
Pentair Ltd.	2,858	164,878
Kansas City Southern	1,538	162,966
Rockwell Automation, Inc.	1,951	162,206
Republic Services, Inc. — Class A	4,156	141,055
Fluor Corp.	2,277	135,049
Stericycle, Inc.*	1,209	133,510
Southwest Airlines Co.	10,108	130,292
CH Robinson Worldwide, Inc.	2,245	126,416
ADT Corp.	3,057	121,821
Rockwell Collins, Inc.	1,899	120,416
Expeditors International of Washington, Inc.	2,894	110,001
Flowserve Corp.	2,004	108,236
L-3 Communications Holdings, Inc.	1,258	107,861
Pall Corp.	1,556	103,365
Textron, Inc.	3,883	101,152
Jacobs Engineering Group, Inc.*	1,827	100,723
Equifax, Inc.	1,684	99,238
Masco Corp.	4,994	97,333
Quanta Services, Inc.*	2,981	78,877
Snap-on, Inc.	818	73,113
Joy Global, Inc.	1,489	72,261

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 97.5% (continued)
Industrials - 9.9% (continued)
Xylem, Inc.	2,587	$69,694
Cintas Corp.	1,457	66,352
Robert Half International, Inc.	1,952	64,865
Iron Mountain, Inc.	2,349	62,507
Avery Dennison Corp.	1,395	59,650
Dun & Bradstreet Corp.	555	54,085
Ryder System, Inc.	727	44,194
Pitney Bowes, Inc.[1]	2,822	41,427
Total Industrials		20,347,731
Utilities - 3.2%
Duke Energy Corp.	9,875	666,564
Southern Co.	12,177	537,371
NextEra Energy, Inc.	5,936	483,665
Dominion Resources, Inc.	8,078	458,992
Exelon Corp.	11,974	369,757
American Electric Power Company, Inc.	6,797	304,370
PG&E Corp.	6,186	282,886
Sempra Energy	3,150	257,544
PPL Corp.	8,286	250,734
Consolidated Edison, Inc.	4,093	238,663
Public Service Enterprise Group, Inc.	7,080	231,233
Edison International	4,553	219,272
FirstEnergy Corp.	5,853	218,551
Xcel Energy, Inc.	6,958	197,190
Northeast Utilities	4,398	184,804
Entergy Corp.	2,496	173,921
DTE Energy Co.	2,430	162,834
CenterPoint Energy, Inc.	5,998	140,893
Wisconsin Energy Corp.	3,200	131,168
NiSource, Inc.	4,366	125,042
NRG Energy, Inc.	4,508	120,364
ONEOK, Inc.	2,882	119,056
Ameren Corp.	3,398	117,027
AES Corp.	8,670	103,953
CMS Energy Corp.	3,713	100,882
SCANA Corp.	1,954	95,941
Pinnacle West Capital Corp.	1,534	85,091
AGL Resources, Inc.	1,656	70,976
Pepco Holdings, Inc.	3,478	70,116
Integrys Energy Group, Inc.	1,105	64,676
TECO Energy, Inc.	2,864	49,232
Total Utilities		6,632,768
Materials - 3.2%
Monsanto Co.	7,473	738,332
EI du Pont de Nemours & Co.	12,879	676,147
Dow Chemical Co.	16,922	544,380
Praxair, Inc.	4,136	476,302
Freeport-McMoRan Copper & Gold, Inc.	14,529	401,146
LyondellBasell Industries N.V. — Class A	5,312	351,973
Ecolab, Inc.	3,727	317,503
PPG Industries, Inc.	1,999	292,674
International Paper Co.	6,225	275,830
Air Products & Chemicals, Inc.	2,913	266,743
Sherwin-Williams Co.	1,196	211,214
Mosaic Co.	3,876	208,568
Newmont Mining Corp.	6,960	208,452
Nucor Corp.	4,448	192,688
Eastman Chemical Co.	2,168	151,782
CF Industries Holdings, Inc.	828	142,002
Sigma-Aldrich Corp.	1,684	135,326
Alcoa, Inc.	14,963	117,011
FMC Corp.	1,907	116,441
Vulcan Materials Co.	1,818	88,009
Airgas, Inc.	917	87,537
Ball Corp.	2,078	86,320
International Flavors & Fragrances, Inc.	1,137	85,457
MeadWestvaco Corp.	2,476	84,456
Sealed Air Corp.	2,737	65,552
Owens-Illinois, Inc.*	2,304	64,028
Bemis Company, Inc.	1,439	56,322
Allegheny Technologies, Inc.	1,509	39,702
United States Steel Corp.	2,023	35,463
Cliffs Natural Resources, Inc.[1]	2,141	34,791
Total Materials		6,552,151
Telecommunication Services - 2.8%
AT&T, Inc.	75,266	2,664,416
Verizon Communications, Inc.	40,029	2,015,060
CenturyLink, Inc.	8,517	301,076
Crown Castle International Corp.*	4,101	296,871
Sprint Nextel Corp.*	42,226	296,427
Windstream Corp.[1]	8,289	63,908
Frontier Communications Corp.[1]	13,958	56,530
Total Telecommunication Services		5,694,288
Total Common Stocks
(Cost $130,945,101)		200,175,792

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.0%
HSBC Group issued 06/28/13 at 0.07% due 07/01/13	$1,726,802	1,726,802
Mizuho Financial Group, Inc. issued 06/28/13 at 0.06% due 07/01/13	296,783	296,783
Deutsche Bank issued 06/28/13 at 0.06% due 07/01/13	120,475	120,475
Total Repurchase Agreements
(Cost $2,144,060)		2,144,060

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 0.1%
Repurchase Agreements
HSBC Securities, Inc. issued 06/28/13 at 0.11% due 07/01/13	$140,742	$140,742
RBS Securities, Inc. issued 06/28/13 at 0.10% due 07/01/13	16,462	16,462
Total Securities Lending Collateral
(Cost $157,204)		157,204
Total Investments - 98.6%
(Cost $133,246,365)		$202,477,056
Other Assets & Liabilities, net - 1.4%		2,791,940
Total Net Assets - 100.0%		$205,268,996

	Units	Unrealized Gain (Loss)
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2013 S&P 500 Index Swap, Terminating 07/29/13 [4] (Notional Value $484,354)	302	$958
Credit Suisse Capital, LLC July 2013 S&P 500 Index Swap, Terminating 07/31/13 [4] (Notional Value $904,789)	563	(3,881)
Barclays Bank plc July 2013 S&P 500 Index Swap, Terminating 07/31/13 [4] (Notional Value $3,348,740)	2,085	(14,595)
(Total Notional Value $4,737,883)		$(17,518)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	Securities lending collateral — See Note 4.
[4]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company

REIT — Real Estate Investment Trust

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer Discretionary - 29.2%
Netflix, Inc.*	4,805	$1,014,286
TripAdvisor, Inc.*	13,370	813,832
PVH Corp.	6,340	792,817
Newell Rubbermaid, Inc.	30,090	789,863
Comcast Corp. — Class A	18,800	787,344
Scripps Networks Interactive, Inc. — Class A	11,084	739,968
Delphi Automotive plc	13,800	699,522
The Gap, Inc.	16,470	687,293
Priceline.com, Inc.*	771	637,717
DR Horton, Inc.	25,780	548,598
Amazon.com, Inc.*	1,966	545,939
BorgWarner, Inc.*	5,580	480,717
Time Warner, Inc.	8,190	473,546
Discovery Communications, Inc. — Class A*	5,633	434,924
Urban Outfitters, Inc.*	10,650	428,343
Time Warner Cable, Inc.	3,780	425,174
DIRECTV*	6,879	423,884
Home Depot, Inc.	5,410	419,113
CBS Corp. — Class B	7,790	380,697
TJX Companies, Inc.	7,568	378,854
Lowe's Companies, Inc.	9,220	377,098
Wyndham Worldwide Corp.	6,230	356,543
Twenty-First Century Fox, Inc. — Class A	10,700	348,820
PetSmart, Inc.	4,650	311,504
Lennar Corp. — Class A	8,580	309,223
Ross Stores, Inc.	4,723	306,098
AutoZone, Inc.*	718	304,209
Wynn Resorts Ltd.	2,211	283,008
Fossil Group, Inc.*	2,690	277,904
L Brands, Inc.	4,860	239,355
Leggett & Platt, Inc.	7,000	217,630
PulteGroup, Inc.*	9,980	189,321
Total Consumer Discretionary		15,423,144
Health Care - 17.9%
Life Technologies Corp.*	12,533	927,567
Regeneron Pharmaceuticals, Inc.*	4,020	904,018
Gilead Sciences, Inc.*	16,128	825,915
Mylan, Inc.*	24,400	757,132
Celgene Corp.*	6,121	715,606
Agilent Technologies, Inc.	15,640	668,766
Actavis, Inc.*	4,790	604,594
Eli Lilly & Co.	11,520	565,862
Alexion Pharmaceuticals, Inc.*	6,080	560,819
Amgen, Inc.	4,450	439,037
AbbVie, Inc.	9,140	377,848
Intuitive Surgical, Inc.*	721	365,244
Zoetis, Inc.	11,700	361,413
Biogen Idec, Inc.*	1,629	350,561
DaVita HealthCare Partners, Inc.*	2,760	333,408
PerkinElmer, Inc.	10,020	325,650
Cerner Corp.*	2,352	226,004
Edwards Lifesciences Corp.*	2,080	139,776
Total Health Care		9,449,220
Information Technology - 16.1%
Seagate Technology plc	26,500	1,187,995
Visa, Inc. — Class A	3,379	617,512
eBay, Inc.*	10,890	563,230
Teradyne, Inc.*	30,933	543,492
Yahoo!, Inc.*	21,250	533,588
Applied Materials, Inc.	32,637	486,618
Apple, Inc.	1,159	459,057
Google, Inc. — Class A*	499	439,305
Salesforce.com, Inc.*	11,020	420,744
Intel Corp.	16,963	410,844
Amphenol Corp. — Class A	5,198	405,132
Adobe Systems, Inc.*	8,270	376,781
KLA-Tencor Corp.	6,400	356,672
Broadcom Corp. — Class A	10,284	347,188
QUALCOMM, Inc.	5,268	321,769
LSI Corp.*	43,720	312,161
Mastercard, Inc. — Class A	435	249,908
Akamai Technologies, Inc.*	5,719	243,343
Cognizant Technology Solutions Corp. — Class A*	3,615	226,335
Total Information Technology		8,501,674
Financials - 14.7%
SLM Corp.	62,520	1,429,206
Discover Financial Services	17,960	855,614
Bank of America Corp.	65,740	845,416
Huntington Bancshares, Inc.	100,600	792,728
Zions Bancorporation	24,570	709,582
Ameriprise Financial, Inc.	6,650	537,852
Franklin Resources, Inc.	3,510	477,430
U.S. Bancorp	12,630	456,575
Moody's Corp.	7,450	453,929
American Express Co.	4,360	325,954
American Tower Corp. — Class A	4,307	315,143
Health Care REIT, Inc.	4,390	294,262
T. Rowe Price Group, Inc.	3,960	289,674
Total Financials		7,783,365
Industrials - 8.3%
Southwest Airlines Co.	76,530	986,472
Boeing Co.	6,480	663,811
PACCAR, Inc.	11,040	592,406
Quanta Services, Inc.*	13,610	360,121
Snap-on, Inc.	3,700	330,706
Cummins, Inc.	2,480	268,981
Cintas Corp.	5,850	266,409
Illinois Tool Works, Inc.	3,800	262,846
Stericycle, Inc.*	2,169	239,523
Equifax, Inc.	3,540	208,612
Masco Corp.	10,490	204,450
Total Industrials		4,384,337
Energy - 5.4%
Tesoro Corp.	20,480	1,071,514
Denbury Resources, Inc.*	46,150	799,318
EOG Resources, Inc.	2,930	385,822
Noble Energy, Inc.	4,950	297,198
Pioneer Natural Resources Co.	1,978	286,316
Total Energy		2,840,168
Materials - 5.2%
Eastman Chemical Co.	7,920	554,479
Sherwin-Williams Co.	3,110	549,226

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Materials - 5.2% (continued)
CF Industries Holdings, Inc.	2,170	$372,155
PPG Industries, Inc.	2,090	305,997
Ecolab, Inc.	3,260	277,719
Mosaic Co.	4,700	252,907
Ball Corp.	5,690	236,363
FMC Corp.	3,268	199,544
Total Materials		2,748,390
Consumer Staples - 1.9%
Constellation Brands, Inc. — Class A*	7,750	403,930
Monster Beverage Corp.*	6,180	375,559
Dr Pepper Snapple Group, Inc.	4,980	228,731
Total Consumer Staples		1,008,220
Telecommunication Services - 0.9%
Crown Castle International Corp.*	6,391	462,644
Total Common Stocks
(Cost $38,140,458)		52,601,162

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
HSBC Group issued 06/28/13 at 0.07% due 07/01/13	$258,309	258,309
Mizuho Financial Group, Inc. issued 06/28/13 at 0.06% due 07/01/13	44,395	44,395
Deutsche Bank issued 06/28/13 at 0.06% due 07/01/13	18,022	18,022
Total Repurchase Agreements
(Cost $320,726)		320,726
Total Investments - 100.2%
(Cost $38,461,184)		$52,921,888
Other Assets & Liabilities, net - (0.2)%		(131,461)
Total Net Assets - 100.0%		$52,790,427

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.

plc — Public Limited Company

REIT — Real Estate Investment Trust

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 99.3%
Financials - 34.7%
Genworth Financial, Inc. — Class A*	248,287	$2,832,956
Assurant, Inc.	43,739	2,226,752
Hartford Financial Services Group, Inc.	58,627	1,812,747
MetLife, Inc.	34,258	1,567,645
Lincoln National Corp.	39,550	1,442,389
Unum Group	48,142	1,413,931
American International Group, Inc.*	29,142	1,302,647
Principal Financial Group, Inc.	29,220	1,094,289
Allstate Corp.	21,573	1,038,093
NASDAQ OMX Group, Inc.	29,740	975,174
SunTrust Banks, Inc.	29,344	926,391
Citigroup, Inc.	19,228	922,367
Leucadia National Corp.	35,172	922,210
NYSE Euronext	21,839	904,135
E*TRADE Financial Corp.*	70,662	894,581
Legg Mason, Inc.	27,558	854,574
JPMorgan Chase & Co.	15,769	832,446
XL Group plc — Class A	25,685	778,769
Goldman Sachs Group, Inc.	5,013	758,216
PNC Financial Services Group, Inc.	9,983	727,960
Morgan Stanley	28,066	685,652
Loews Corp.	15,240	676,656
Capital One Financial Corp.	10,357	650,523
CME Group, Inc. — Class A	8,390	637,472
Travelers Companies, Inc.	7,600	607,392
Fifth Third Bancorp	32,495	586,535
ACE Ltd.	6,380	570,882
State Street Corp.	8,600	560,806
People's United Financial, Inc.	37,190	554,131
Torchmark Corp.	8,052	524,507
BB&T Corp.	12,946	438,610
Aflac, Inc.	6,400	371,968
Wells Fargo & Co.	8,620	355,747
Berkshire Hathaway, Inc. — Class B*	3,100	346,952
Chubb Corp.	4,000	338,600
Total Financials		32,134,705
Energy - 12.2%
Hess Corp.	22,405	1,489,708
Valero Energy Corp.	41,891	1,456,550
Phillips 66	20,893	1,230,807
ConocoPhillips	18,406	1,113,563
Nabors Industries Ltd.	66,548	1,018,850
Murphy Oil Corp.	15,300	931,617
Newfield Exploration Co.*	28,200	673,698
Baker Hughes, Inc.	11,400	525,882
Apache Corp.	5,200	435,916
Chevron Corp.	3,400	402,356
WPX Energy, Inc.*	20,700	392,058
Marathon Oil Corp.	10,946	378,513
Rowan Companies plc — Class A*	10,700	364,549
Peabody Energy Corp.	22,300	326,472
Devon Energy Corp.	5,200	269,776
Ensco plc — Class A	4,400	255,728
Total Energy		11,266,043
Health Care - 11.2%
WellPoint, Inc.	27,900	2,283,337
Humana, Inc.	18,900	1,594,782
Aetna, Inc.	18,793	1,194,107
Cardinal Health, Inc.	21,250	1,002,999
Tenet Healthcare Corp.*	21,262	980,178
McKesson Corp.	8,003	916,344
AmerisourceBergen Corp. — Class A	15,990	892,722
Cigna Corp.	11,160	808,988
UnitedHealth Group, Inc.	9,700	635,156
Total Health Care		10,308,613
Consumer Staples - 9.0%
Tyson Foods, Inc. — Class A	62,883	1,614,835
Archer-Daniels-Midland Co.	47,090	1,596,822
Safeway, Inc.	64,408	1,523,893
Kroger Co.	24,900	860,046
Walgreen Co.	17,204	760,417
CVS Caremark Corp.	11,273	644,590
Molson Coors Brewing Co. — Class B	10,648	509,613
Mondelez International, Inc. — Class A	16,200	462,186
Sysco Corp.	9,872	337,228
Total Consumer Staples		8,309,630
Consumer Discretionary - 8.9%
Staples, Inc.	70,090	1,111,627
Ford Motor Co.	71,460	1,105,486
Goodyear Tire & Rubber Co.*	51,142	781,961
Washington Post Co. — Class B	1,568	758,551
Johnson Controls, Inc.	20,730	741,927
Best Buy Company, Inc.	25,220	689,263
Whirlpool Corp.	5,438	621,890
Harman International Industries, Inc.	11,300	612,460
Kohl's Corp.	11,900	601,069
JC Penney Company, Inc.*	31,361	535,646
Macy's, Inc.	7,100	340,800
Target Corp.	4,500	309,870
Total Consumer Discretionary		8,210,550
Information Technology - 7.9%
Xerox Corp.	201,105	1,824,022
Western Digital Corp.	22,290	1,383,986
Dell, Inc.	103,359	1,379,843
Jabil Circuit, Inc.	54,709	1,114,969
SAIC, Inc.	65,477	912,095
Corning, Inc.	48,204	685,943
Total Information Technology		7,300,858
Industrials - 6.9%
Ryder System, Inc.	15,353	933,309
L-3 Communications Holdings, Inc.	10,318	884,665
Jacobs Engineering Group, Inc.*	15,015	827,777
Fluor Corp.	11,900	705,789
Northrop Grumman Corp.	7,727	639,796
General Dynamics Corp.	6,200	485,646
Pitney Bowes, Inc.[1]	31,000	455,080
Textron, Inc.	15,460	402,733
FedEx Corp.	3,600	354,888
Avery Dennison Corp.	7,730	330,535

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Industrials - 6.9% (continued)
Raytheon Co.	4,900	$323,988
Total Industrials		6,344,206
Utilities - 4.2%
NRG Energy, Inc.	36,980	987,366
Pepco Holdings, Inc.	26,862	541,538
Ameren Corp.	15,000	516,600
Entergy Corp.	5,200	362,336
Exelon Corp.	11,600	358,208
Integrys Energy Group, Inc.	5,297	310,033
Public Service Enterprise Group, Inc.	8,300	271,078
PPL Corp.	8,800	266,288
FirstEnergy Corp.	6,200	231,508
Total Utilities		3,844,955
Materials - 4.0%
Alcoa, Inc.	125,254	979,486
United States Steel Corp.[1]	45,796	802,804
Allegheny Technologies, Inc.	26,300	691,953
Cliffs Natural Resources, Inc.[1]	34,808	565,630
LyondellBasell Industries N.V. — Class A	5,100	337,926
Dow Chemical Co.	8,959	288,211
Total Materials		3,666,010
Telecommunication Services - 0.3%
Frontier Communications Corp.[1]	71,891	291,159
Total Common Stocks
(Cost $74,679,157)		91,676,729

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
HSBC Group issued 06/28/13 at 0.07% due 07/01/13	$492,402	492,402
Mizuho Financial Group, Inc. issued 06/28/13 at 0.06% due 07/01/13	84,629	84,629
Deutsche Bank issued 06/28/13 at 0.06% due 07/01/13	34,354	34,354
Total Repurchase Agreements
(Cost $611,385)		611,385
SECURITIES LENDING COLLATERAL††,3 - 1.5%
Repurchase Agreements
HSBC Securities, Inc. issued 06/28/13 at 0.11% due 07/01/13	1,212,642	1,212,642
RBS Securities, Inc. issued 06/28/13 at 0.10% due 07/01/13	141,834	141,834
Total Securities Lending Collateral
(Cost $1,354,476)		1,354,476
Total Investments - 101.5%
(Cost $76,645,018)		$93,642,590
Other Assets & Liabilities, net - (1.5)%		(1,406,874)
Total Net Assets - 100.0%		$92,235,716

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	Securities lending collateral — See Note 4.

plc — Public Limited Company

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 99.8%
Consumer Discretionary - 27.1%
Chico's FAS, Inc.	339,700	$5,795,282
Thor Industries, Inc.	111,500	5,483,570
Williams-Sonoma, Inc.	82,900	4,633,281
LKQ Corp.*	165,370	4,258,278
Jarden Corp.*	80,200	3,508,750
Ascena Retail Group, Inc.*	188,100	3,282,345
Polaris Industries, Inc.	33,433	3,176,135
Under Armour, Inc. — Class A*	52,020	3,106,114
Gentex Corp.	122,766	2,829,756
Bob Evans Farms, Inc.	57,896	2,719,954
Foot Locker, Inc.	74,000	2,599,620
Cinemark Holdings, Inc.	91,400	2,551,888
Cabela's, Inc.*	32,000	2,072,320
ANN, Inc.*	61,300	2,035,160
AMC Networks, Inc. — Class A*	29,300	1,916,513
Service Corporation International	105,700	1,905,771
Dick's Sporting Goods, Inc.	37,100	1,857,226
Hanesbrands, Inc.	35,600	1,830,552
MDC Holdings, Inc.	49,600	1,612,496
Carter's, Inc.	20,800	1,540,656
Lamar Advertising Co. — Class A*	35,400	1,536,360
Tractor Supply Co.	12,304	1,447,073
Toll Brothers, Inc.*	42,600	1,390,038
American Eagle Outfitters, Inc.	72,400	1,322,024
HSN, Inc.	23,594	1,267,470
Total Consumer Discretionary		65,678,632
Information Technology - 25.4%
3D Systems Corp.*,1	185,000	8,121,500
Semtech Corp.*	177,440	6,215,723
Alliance Data Systems Corp.*	20,519	3,714,555
ValueClick, Inc.*	144,700	3,571,196
Ciena Corp.*	166,500	3,233,430
CoreLogic, Inc.*	136,600	3,165,022
Equinix, Inc.*	16,500	3,047,880
NeuStar, Inc. — Class A*	58,176	2,832,008
WEX, Inc.*	35,169	2,697,462
Mentor Graphics Corp.	132,500	2,590,374
Skyworks Solutions, Inc.*	117,900	2,580,831
Cree, Inc.*	39,500	2,522,470
CommVault Systems, Inc.*	31,900	2,420,891
Rackspace Hosting, Inc.*	53,975	2,045,113
Concur Technologies, Inc.*	24,970	2,032,059
InterDigital, Inc.	44,000	1,964,600
Trimble Navigation Ltd.*	66,094	1,719,105
ACI Worldwide, Inc.*	35,479	1,649,064
Itron, Inc.*	38,600	1,637,798
SolarWinds, Inc.*	36,060	1,399,489
Atmel Corp.*	175,900	1,292,865
Cadence Design Systems, Inc.*	81,100	1,174,328
Total Information Technology		61,627,763
Financials - 15.2%
City National Corp.	71,508	4,531,463
SVB Financial Group*	52,500	4,374,300
First American Financial Corp.	184,900	4,075,196
Cathay General Bancorp	190,807	3,882,922
Washington Federal, Inc.	193,397	3,651,335
Synovus Financial Corp.	1,192,100	3,480,932
Affiliated Managers Group, Inc.*	16,400	2,688,616
Signature Bank*	25,201	2,092,187
Corrections Corporation of America	54,212	1,836,153
Jones Lang LaSalle, Inc.	19,100	1,740,774
Waddell & Reed Financial, Inc. — Class A	37,900	1,648,650
Eaton Vance Corp.	37,900	1,424,661
Extra Space Storage, Inc.	32,300	1,354,339
Total Financials		36,781,528
Industrials - 14.3%
Terex Corp.*	150,900	3,968,670
Alaska Air Group, Inc.*	72,765	3,783,780
Valmont Industries, Inc.	19,393	2,774,944
Nordson Corp.	38,400	2,661,504
Timken Co.	45,700	2,571,996
Fortune Brands Home & Security, Inc.	62,500	2,421,250
Lennox International, Inc.	37,400	2,413,796
Lincoln Electric Holdings, Inc.	41,000	2,348,070
J.B. Hunt Transport Services, Inc.	31,700	2,290,008
Copart, Inc.*	71,074	2,189,079
Wabtec Corp.	30,160	1,611,449
AMETEK, Inc.	37,405	1,582,232
Graco, Inc.	24,400	1,542,324
B/E Aerospace, Inc.*	21,600	1,362,528
Clean Harbors, Inc.*	22,193	1,121,412
Total Industrials		34,643,042
Health Care - 7.7%
Vertex Pharmaceuticals, Inc.*	71,400	5,702,718
United Therapeutics Corp.*	61,552	4,051,353
ResMed, Inc.[1]	62,138	2,804,288
Cooper Companies, Inc.	16,169	1,924,919
Mallinckrodt plc*	41,300	1,876,259
Charles River Laboratories International, Inc.*	28,900	1,185,767
Thoratec Corp.*	37,765	1,182,422
Total Health Care		18,727,726
Materials - 6.2%
Worthington Industries, Inc.	173,049	5,487,384
Valspar Corp.	44,400	2,871,348
NewMarket Corp.	7,147	1,876,516
Louisiana-Pacific Corp.*	102,800	1,520,412
Packaging Corporation of America	29,300	1,434,528
Eagle Materials, Inc.	19,300	1,279,011
Royal Gold, Inc.	14,821	623,668
Total Materials		15,092,867
Energy - 1.9%
HollyFrontier Corp.	105,800	4,526,124
Consumer Staples - 1.3%
Ingredion, Inc.	49,154	3,225,485
Telecommunication Services - 0.7%
tw telecom, Inc. — Class A*	63,800	1,795,332
Total Common Stocks
(Cost $193,784,467)		242,098,499

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.2%
HSBC Group issued 06/28/13 at 0.07% due 07/01/13	$374,399	$374,399
Mizuho Financial Group, Inc. issued 06/28/13 at 0.06% due 07/01/13	64,347	64,347
Deutsche Bank issued 06/28/13 at 0.06% due 07/01/13	26,121	26,121
Total Repurchase Agreements
(Cost $464,867)		464,867

SECURITIES LENDING COLLATERAL††,3 - 3.4%
Repurchase Agreements
HSBC Securities, Inc. issued 06/28/13 at 0.11% due 07/01/13	7,435,008	7,435,008
RBS Securities, Inc. issued 06/28/13 at 0.10% due 07/01/13	869,617	869,617
Total Securities Lending Collateral
(Cost $8,304,625)		8,304,625
Total Investments - 103.4%
(Cost $202,553,959)		$250,867,991
Other Assets & Liabilities, net - (3.4)%		(8,296,805)
Total Net Assets - 100.0%		$242,571,186

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	Securities lending collateral — See Note 4.

plc — Public Limited Company

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 100.5%
Industrials - 22.7%
JetBlue Airways Corp.*	85,482	$538,537
URS Corp.	11,317	534,388
Manpowergroup, Inc.	8,045	440,866
General Cable Corp.	12,024	369,738
Con-way, Inc.	9,289	361,899
Oshkosh Corp.*	9,399	356,879
Huntington Ingalls Industries, Inc.	5,918	334,249
AECOM Technology Corp.*	10,214	324,703
Alliant Techsystems, Inc.	3,620	298,035
UTI Worldwide, Inc.	17,621	290,218
Exelis, Inc.	18,900	260,631
RR Donnelley & Sons Co.[1]	17,480	244,895
AGCO Corp.	4,505	226,106
Trinity Industries, Inc.	4,820	185,281
FTI Consulting, Inc.*	4,580	150,636
Brink's Co.	5,660	144,387
KBR, Inc.	4,108	133,510
Esterline Technologies Corp.*	1,610	116,387
Granite Construction, Inc.	3,580	106,541
SPX Corp.	1,310	94,294
Total Industrials		5,512,180
Financials - 21.7%
Hanover Insurance Group, Inc.	11,050	540,676
Reinsurance Group of America, Inc. — Class A	7,703	532,354
StanCorp Financial Group, Inc.	9,712	479,870
Protective Life Corp.	11,559	443,981
American Financial Group, Inc.	6,897	337,333
Aspen Insurance Holdings Ltd.	8,476	314,375
Old Republic International Corp.	23,214	298,764
Kemper Corp.	8,221	281,569
Everest Re Group Ltd.	1,927	247,157
First Niagara Financial Group, Inc.	22,446	226,032
Astoria Financial Corp.	18,362	197,942
Associated Banc-Corp.	12,606	196,024
International Bancshares Corp.	7,547	170,411
BancorpSouth, Inc.	9,597	169,867
FirstMerit Corp.	7,710	154,431
Mercury General Corp.	3,420	150,343
HCC Insurance Holdings, Inc.	3,220	138,814
WR Berkley Corp.	2,728	111,466
Apollo Investment Corp.	13,031	100,860
New York Community Bancorp, Inc.	6,291	88,074
Janus Capital Group, Inc.	9,131	77,705
Total Financials		5,258,048
Information Technology - 14.2%
Ingram Micro, Inc. — Class A*	29,656	563,166
Tech Data Corp.*	9,351	440,339
Avnet, Inc.*	12,754	428,534
ManTech International Corp. — Class A	16,180	422,622
Arrow Electronics, Inc.*	10,095	402,286
Vishay Intertechnology, Inc.*	24,566	341,222
Lexmark International, Inc. — Class A	9,550	291,944
Monster Worldwide, Inc.*	54,736	268,754
Convergys Corp.	6,410	111,726
Diebold, Inc.	2,740	92,311
Intersil Corp. — Class A	11,150	87,193
Total Information Technology		3,450,097
Health Care - 11.9%
Community Health Systems, Inc.	13,068	612,628
Health Management Associates, Inc. — Class A*	28,277	444,514
LifePoint Hospitals, Inc.*	8,760	427,838
Health Net, Inc.*	11,499	365,898
WellCare Health Plans, Inc.*	5,860	325,523
Owens & Minor, Inc.[1]	9,125	308,699
Omnicare, Inc.	4,155	198,235
Universal Health Services, Inc. — Class B	2,930	196,193
Total Health Care		2,879,528
Consumer Discretionary - 8.3%
Scholastic Corp.	9,922	290,614
Big Lots, Inc.*	7,630	240,574
Barnes & Noble, Inc.*	13,399	213,848
Saks, Inc.*	14,340	195,598
WMS Industries, Inc.*	7,160	182,652
Apollo Group, Inc. — Class A*	8,590	152,215
Rent-A-Center, Inc. — Class A	3,830	143,817
Wendy's Co.	23,467	136,813
DeVry, Inc.	4,360	135,247
Valassis Communications, Inc.	5,083	124,991
Regis Corp.	6,500	106,730
Aeropostale, Inc.*	6,550	90,390
Total Consumer Discretionary		2,013,489
Materials - 7.7%
Commercial Metals Co.	25,143	371,361
Steel Dynamics, Inc.	17,856	266,233
Reliance Steel & Aluminum Co.	3,639	238,573
Rock Tenn Co. — Class A	2,320	231,722
Greif, Inc. — Class A	3,897	205,255
Domtar Corp.	3,040	202,160
Minerals Technologies, Inc.	3,450	142,623
Cabot Corp.	3,141	117,536
Olin Corp.	4,030	96,398
Total Materials		1,871,861
Consumer Staples - 5.5%
Smithfield Foods, Inc.*	16,077	526,522
Universal Corp.	4,934	285,432
Harris Teeter Supermarkets, Inc.	4,100	192,126
Dean Foods Co.*	18,170	182,063
Post Holdings, Inc.*	3,420	149,317
Total Consumer Staples		1,335,460
Energy - 5.2%
Superior Energy Services, Inc.*	14,150	367,051
World Fuel Services Corp.	6,437	257,351
Tidewater, Inc.	2,700	153,819
Bill Barrett Corp.*	5,880	118,894
Helix Energy Solutions Group, Inc.*	4,790	110,362
Alpha Natural Resources, Inc.*	18,530	97,097
Arch Coal, Inc.	22,776	86,093
Unit Corp.*	1,760	74,941
Total Energy		1,265,608

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 100.5% (continued)
Utilities - 1.9%
Great Plains Energy, Inc.	6,924	$156,067
UGI Corp.	3,004	117,487
Hawaiian Electric Industries, Inc.	3,710	93,900
Atmos Energy Corp.	2,237	91,851
Total Utilities		459,305
Telecommunication Services - 1.4%
Telephone & Data Systems, Inc.	14,134	348,403
Total Common Stocks
(Cost $19,391,827)		24,393,979
	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
HSBC Group issued 06/28/13 at 0.07% due 07/01/13	$58,153	58,153
Mizuho Financial Group, Inc. issued 06/28/13 at 0.06% due 07/01/13	9,995	9,995
Deutsche Bank issued 06/28/13 at 0.06% due 07/01/13	4,057	4,057
Total Repurchase Agreements
(Cost $72,205)		72,205

SECURITIES LENDING COLLATERAL††,3 - 0.9%
Repurchase Agreements
HSBC Securities, Inc. issued 06/28/13 at 0.11% due 07/01/13	197,075	197,075
RBS Securities, Inc. issued 06/28/13 at 0.10% due 07/01/13	23,050	23,050
Total Securities Lending Collateral
(Cost $220,125)		220,125
Total Investments - 101.7%
(Cost $19,684,157)		$24,686,309
Other Assets & Liabilities, net - (1.7)%		(406,952)
Total Net Assets - 100.0%		$24,279,357

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	Securities lending collateral — See Note 4.

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 99.5%
Information Technology - 28.1%
Blucora, Inc.*	17,400	$322,595
Measurement Specialties, Inc.*	4,520	210,316
Perficient, Inc.*	15,687	209,265
Ultratech, Inc.*	5,470	200,857
XO Group, Inc.*	17,126	191,811
Cognex Corp.	4,203	190,060
OpenTable, Inc.*	2,951	188,716
Ixia*	10,128	186,355
Dealertrack Technologies, Inc.*	5,160	182,819
Dice Holdings, Inc.*	18,206	167,677
Cirrus Logic, Inc.*	9,592	166,517
Kulicke & Soffa Industries, Inc.*	14,797	163,655
Advanced Energy Industries, Inc.*	9,360	162,958
Sourcefire, Inc.*	2,839	157,706
CalAmp Corp.*	10,550	154,030
Rudolph Technologies, Inc.*	11,948	133,818
NETGEAR, Inc.*	4,171	127,382
Interactive Intelligence Group, Inc.*	2,418	124,769
Electronics for Imaging, Inc.*	4,330	122,496
Littelfuse, Inc.	1,565	116,765
FEI Co.	1,470	107,295
Liquidity Services, Inc.*	3,006	104,218
MAXIMUS, Inc.	1,367	101,814
Tyler Technologies, Inc.*	1,463	100,289
Manhattan Associates, Inc.*	1,290	99,536
Entropic Communications, Inc.*	22,396	95,631
Stamps.com, Inc.*	2,307	90,873
Monolithic Power Systems, Inc.	3,715	89,569
Procera Networks, Inc.*	6,015	82,586
Veeco Instruments, Inc.*	2,322	82,245
ExlService Holdings, Inc.*	2,710	80,108
Microsemi Corp.*	2,920	66,430
VASCO Data Security International, Inc.*	7,345	61,037
Nanometrics, Inc.*	3,830	56,186
NIC, Inc.	3,130	51,739
iGATE Corp.*	2,900	47,618
NetScout Systems, Inc.*	1,753	40,915
ARRIS Group, Inc.*	2,560	36,736
LivePerson, Inc.*	3,911	35,023
Total Information Technology		4,910,415
Financials - 21.0%
Sabra Health Care REIT, Inc.	9,535	248,959
HFF, Inc. — Class A	13,961	248,087
PrivateBancorp, Inc. — Class A	11,355	240,840
Home BancShares, Inc.	8,390	217,888
PacWest Bancorp	6,631	203,240
Oritani Financial Corp.	11,925	186,984
First Commonwealth Financial Corp.	23,979	176,725
Texas Capital Bancshares, Inc.*	3,925	174,113
BBCN Bancorp, Inc.	12,183	173,242
Virtus Investment Partners, Inc.*	980	172,745
Pinnacle Financial Partners, Inc.*	6,652	171,023
Portfolio Recovery Associates, Inc.*	1,094	168,071
ViewPoint Financial Group, Inc.	7,385	153,682
Coresite Realty Corp.	4,790	152,370
National Penn Bancshares, Inc.	13,114	133,238
FNB Corp.	9,415	113,733
Encore Capital Group, Inc.*	3,200	105,952
Bank of the Ozarks, Inc.	2,265	98,142
Wilshire Bancorp, Inc.	13,985	92,581
MarketAxess Holdings, Inc.	1,930	90,228
First Cash Financial Services, Inc.*	1,709	84,100
Geo Group, Inc.	2,342	79,511
eHealth, Inc.*	3,402	77,293
Boston Private Financial Holdings, Inc.	6,640	70,650
Universal Health Realty Income Trust	1,415	61,029
Total Financials		3,694,426
Consumer Discretionary - 17.7%
Tuesday Morning Corp.*	29,468	305,583
Francesca's Holdings Corp.*	10,540	292,906
Winnebago Industries, Inc.*	13,070	274,339
Arctic Cat, Inc.	4,260	191,614
Drew Industries, Inc.	4,870	191,488
Multimedia Games Holding Company, Inc.*	6,700	174,669
Dorman Products, Inc.	3,590	163,812
Lumber Liquidators Holdings, Inc.*	1,900	147,953
iRobot Corp.*	3,105	123,486
Sturm Ruger & Company, Inc.	2,544	122,214
Steven Madden Ltd.*	2,354	113,887
Movado Group, Inc.	3,255	110,117
Outerwall, Inc.*,1	1,679	98,507
Select Comfort Corp.*	3,148	78,889
Buffalo Wild Wings, Inc.*	783	76,859
Pool Corp.	1,370	71,802
rue21, Inc.*	1,673	69,614
SHFL Entertainment, Inc.*	3,770	66,767
M/I Homes, Inc.*	2,850	65,436
Oxford Industries, Inc.	1,040	64,896
Papa John's International, Inc.*	960	62,755
Ethan Allen Interiors, Inc.	1,990	57,312
Brunswick Corp.	1,675	53,516
Vitamin Shoppe, Inc.*	1,091	48,920
Meritage Homes Corp.*	1,010	43,794
American Public Education, Inc.*	1,135	42,177
Total Consumer Discretionary		3,113,312
Health Care - 14.8%
Cynosure, Inc. — Class A*	7,330	190,432
MWI Veterinary Supply, Inc.*	1,349	166,251
Luminex Corp.*	7,721	159,130
Medicines Co.*	4,968	152,815
Akorn, Inc.*	10,600	143,312
Bio-Reference Labs, Inc.*	4,980	143,176
Greatbatch, Inc.*	3,870	126,897
PAREXEL International Corp.*	2,745	126,105
ViroPharma, Inc.*	4,013	114,972
Acorda Therapeutics, Inc.*	3,173	104,677
Cantel Medical Corp.	2,830	95,852
Cyberonics, Inc.*	1,836	95,399
Analogic Corp.	1,308	95,262
Salix Pharmaceuticals Ltd.*	1,440	95,256
Impax Laboratories, Inc.*	4,770	95,162

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Health Care - 14.8% (continued)
Cambrex Corp.*	6,435	$89,897
Hanger, Inc.*	2,620	82,871
Abaxis, Inc.	1,690	80,292
HealthStream, Inc.*	2,850	72,162
ICU Medical, Inc.*	920	66,296
Questcor Pharmaceuticals, Inc.	1,386	63,008
Spectrum Pharmaceuticals, Inc.[1]	8,056	60,098
Air Methods Corp.	1,707	57,833
Arqule, Inc.*	21,069	48,880
Neogen Corp.*	808	44,892
Landauer, Inc.	656	31,691
Total Health Care		2,602,618
Industrials - 7.3%
On Assignment, Inc.*	9,760	260,787
Standex International Corp.	3,647	192,379
Allegiant Travel Co. — Class A	1,241	131,534
Lydall, Inc.*	8,857	129,312
Toro Co.	2,600	118,066
Old Dominion Freight Line, Inc.*	2,710	112,790
Lindsay Corp.	1,293	96,949
AZZ, Inc.	2,275	87,724
Healthcare Services Group, Inc.	2,390	58,603
Quanex Building Products Corp.	3,240	54,562
Franklin Electric Company, Inc.	1,333	44,855
Total Industrials		1,287,561
Materials - 4.0%
PolyOne Corp.	5,800	143,724
SunCoke Energy, Inc.*	7,309	102,472
American Vanguard Corp.	3,770	88,331
HB Fuller Co.	2,020	76,376
Deltic Timber Corp.	1,306	75,513
Quaker Chemical Corp.	1,160	71,932
Texas Industries, Inc.*	870	56,672
Headwaters, Inc.*	6,150	54,366
Globe Specialty Metals, Inc.	2,730	29,675
Total Materials		699,061
Consumer Staples - 4.0%
Prestige Brands Holdings, Inc.*	7,798	227,234
Darling International, Inc.*	8,858	165,290
Medifast, Inc.*	4,932	127,048
Hain Celestial Group, Inc.*	1,590	103,302
Inter Parfums, Inc.	2,580	73,582
Total Consumer Staples		696,456
Energy - 2.6%
Geospace Technologies Corp.*	2,900	200,332
Northern Oil and Gas, Inc.*	11,030	147,140
Gulfport Energy Corp.*	2,398	112,874
Total Energy		460,346
Total Common Stocks
(Cost $15,247,159)		17,464,195

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.0%
HSBC Group issued 06/28/13 at 0.07% due 07/01/13	$2,994	2,994
Mizuho Financial Group, Inc. issued 06/28/13 at 0.06% due 07/01/13	514	514
Deutsche Bank issued 06/28/13 at 0.06% due 07/01/13	209	209
Total Repurchase Agreements
(Cost $3,717)		3,717
SECURITIES LENDING COLLATERAL††,3 - 0.7%
Repurchase Agreements
HSBC Securities, Inc. issued 06/28/13 at 0.11% due 07/01/13	107,322	107,322
RBS Securities, Inc. issued 06/28/13 at 0.10% due 07/01/13	12,553	12,553
Total Securities Lending Collateral
(Cost $119,875)		119,875
Total Investments - 100.2%
(Cost $15,370,751)		$17,587,787
Other Assets & Liabilities, net - (0.2)%		(37,008)
Total Net Assets - 100.0%		$17,550,779

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	Securities lending collateral — See Note 4.

REIT —	Real Estate Investment Trust

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 98.9%
Consumer Discretionary - 25.3%
VOXX International Corp. — Class A*	55,369	$679,378
Boyd Gaming Corp.*	47,014	531,258
Quiksilver, Inc.*	52,736	339,620
OfficeMax, Inc.	32,897	336,535
Corinthian Colleges, Inc.*,1	147,125	329,559
Stein Mart, Inc.	24,039	328,132
Kirkland's, Inc.*	17,259	297,718
Fred's, Inc. — Class A	18,335	284,009
Pep Boys-Manny Moe & Jack*	24,353	282,008
Live Nation Entertainment, Inc.*	17,000	263,500
MarineMax, Inc.*	21,254	240,808
Spartan Motors, Inc.	37,676	230,578
Ruby Tuesday, Inc.*	24,509	226,218
American Greetings Corp. — Class A	12,360	225,199
Perry Ellis International, Inc.	11,007	223,552
Standard Motor Products, Inc.	6,410	220,119
ITT Educational Services, Inc.*,1	8,912	217,453
Universal Electronics, Inc.*	7,718	217,107
Big 5 Sporting Goods Corp.	9,850	216,208
Group 1 Automotive, Inc.	3,337	214,669
Sonic Automotive, Inc. — Class A	8,890	187,935
Lincoln Educational Services Corp.	30,193	159,117
Red Robin Gourmet Burgers, Inc.*	2,562	141,371
Blyth, Inc.[1]	10,030	140,019
JAKKS Pacific, Inc.	11,983	134,809
EW Scripps Co. — Class A*	8,275	128,925
Genesco, Inc.*	1,720	115,223
Monarch Casino & Resort, Inc.*	6,760	113,974
Marcus Corp.	8,716	110,868
Career Education Corp.*	33,437	96,967
Men's Wearhouse, Inc.	2,200	83,270
Biglari Holdings, Inc.*	200	82,080
Total Consumer Discretionary		7,398,186
Industrials - 19.0%
Arkansas Best Corp.	32,713	750,763
AAR Corp.	22,298	490,110
Kelly Services, Inc. — Class A	24,045	420,065
SkyWest, Inc.	25,846	349,955
ABM Industries, Inc.	10,933	267,968
Griffon Corp.	22,119	248,839
Consolidated Graphics, Inc.*	4,980	234,110
Comfort Systems USA, Inc.	14,369	214,386
United Stationers, Inc.	6,314	211,835
CDI Corp.	13,482	190,905
Orbital Sciences Corp.*	10,390	180,474
EMCOR Group, Inc.	4,203	170,852
Universal Forest Products, Inc.	4,134	165,029
Heidrick & Struggles International, Inc.	9,799	163,839
TrueBlue, Inc.*	7,720	162,506
Atlas Air Worldwide Holdings, Inc.*	3,650	159,724
Viad Corp.	5,995	146,997
Navigant Consulting, Inc.*	11,740	140,880
Gibraltar Industries, Inc.*	9,370	136,427
Moog, Inc. — Class A*	2,588	133,360
Dycom Industries, Inc.*	4,980	115,237
Curtiss-Wright Corp.	3,060	113,404
Astec Industries, Inc.	2,940	100,813
Korn/Ferry International*	4,890	91,639
Insperity, Inc.	2,751	83,355
Powell Industries, Inc.*	1,407	72,672
Briggs & Stratton Corp.	2,933	58,073
Total Industrials		5,574,217
Information Technology - 16.4%
SYNNEX Corp.*	8,833	373,460
CIBER, Inc.*	96,032	320,747
Benchmark Electronics, Inc.*	15,681	315,188
CACI International, Inc. — Class A*	4,310	273,642
Insight Enterprises, Inc.*	15,088	267,661
ScanSource, Inc.*	8,243	263,776
Plexus Corp.*	7,859	234,906
Brooks Automation, Inc.	21,500	209,195
GT Advanced Technologies, Inc.*,1	50,349	208,948
Radisys Corp.*	43,073	207,181
Methode Electronics, Inc.	12,060	205,141
Super Micro Computer, Inc.*	18,773	199,745
CTS Corp.	13,797	188,191
Anixter International, Inc.*	2,419	183,384
United Online, Inc.	23,097	175,076
QuinStreet, Inc.*	19,837	171,193
Sykes Enterprises, Inc.*	8,136	128,223
Digital River, Inc.*	6,730	126,322
Mercury Systems, Inc.*	13,634	125,705
Newport Corp.*	7,640	106,425
Bel Fuse, Inc. — Class B	7,310	98,319
Cohu, Inc.	6,225	77,813
Rubicon Technology, Inc.*,1	9,040	72,410
Pericom Semiconductor Corp.*	10,078	71,755
QLogic Corp.*	7,290	69,692
Comtech Telecommunications Corp.	2,550	68,570
Digi International, Inc.*	6,113	57,279
Total Information Technology		4,799,947
Financials - 11.8%
Tower Group International Ltd.	18,853	386,676
Meadowbrook Insurance Group, Inc.	44,242	355,264
Stewart Information Services Corp.	10,048	263,157
Horace Mann Educators Corp.	10,527	256,648
United Fire Group, Inc.	10,192	253,067
First BanCorp*	33,659	238,306
Selective Insurance Group, Inc.	7,315	168,391
Infinity Property & Casualty Corp.	2,735	163,444
Cash America International, Inc.	3,470	157,746
Calamos Asset Management, Inc. — Class A	13,418	140,889
Navigators Group, Inc.*	2,470	140,889
SWS Group, Inc.*	24,468	133,350
Bank Mutual Corp.	23,141	130,515
Umpqua Holdings Corp.	8,640	129,686
Interactive Brokers Group, Inc. — Class A	7,230	115,463
Safety Insurance Group, Inc.	2,112	102,453
Provident Financial Services, Inc.	5,490	86,632

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Financials - 11.8% (continued)
Stifel Financial Corp.*	2,280	$81,328
EZCORP, Inc. — Class A*	4,450	75,116
Old National Bancorp	4,760	65,831
Total Financials		3,444,851
Health Care - 8.0%
Amedisys, Inc.*	30,541	354,887
Kindred Healthcare, Inc.*	22,753	298,747
PharMerica Corp.*	18,125	251,213
Invacare Corp.	15,771	226,472
Gentiva Health Services, Inc.*	20,666	205,833
Almost Family, Inc.	9,707	184,433
Magellan Health Services, Inc.*	2,700	151,416
Molina Healthcare, Inc.*	3,930	146,117
Centene Corp.*	2,600	136,396
Cross Country Healthcare, Inc.*	23,519	121,358
LHC Group, Inc.*	5,652	110,666
Ensign Group, Inc.	2,170	76,427
Affymetrix, Inc.*	17,186	76,306
Total Health Care		2,340,271
Materials - 7.4%
OM Group, Inc.*	13,443	415,659
Olympic Steel, Inc.	16,785	411,232
Materion Corp.	10,727	290,594
AM Castle & Co.*	14,810	233,406
PH Glatfelter Co.	8,040	201,804
Zep, Inc.	9,829	155,593
A. Schulman, Inc.	5,349	143,460
Century Aluminum Co.*	14,255	132,286
Clearwater Paper Corp.*	1,990	93,649
Kaiser Aluminum Corp.	1,290	79,903
Total Materials		2,157,586
Consumer Staples - 5.6%
Spartan Stores, Inc.	18,108	333,912
Alliance One International, Inc.*	86,698	329,452
Andersons, Inc.	5,542	294,779
Seneca Foods Corp. — Class A*	9,030	277,040
Casey's General Stores, Inc.	2,533	152,385
Nash Finch Co.	5,995	131,950
Central Garden and Pet Co. — Class A*	17,994	124,159
Total Consumer Staples		1,643,677
Energy - 4.4%
Basic Energy Services, Inc.*,1	22,080	266,947
Matrix Service Co.*	15,064	234,697
Pioneer Energy Services Corp.*	27,550	182,381
TETRA Technologies, Inc.*	10,670	109,474
Swift Energy Co.*	8,461	101,447
Era Group, Inc.*	3,710	97,017
SEACOR Holdings, Inc.	1,070	88,864
Cloud Peak Energy, Inc.*	5,040	83,059
Stone Energy Corp.*	3,630	79,969
Gulf Island Fabrication, Inc.	2,340	44,811
Total Energy		1,288,666
Telecommunication Services - 0.7%
USA Mobility, Inc.	9,640	130,815
Cbeyond, Inc.*	11,210	87,886
Total Telecommunication Services		218,701
Utilities - 0.3%
Avista Corp.	3,066	82,843
Total Common Stocks
(Cost $22,391,413)		28,948,945

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.2%
HSBC Group issued 06/28/13 at 0.07% due 07/01/13	$36,574	36,574
Mizuho Financial Group, Inc. issued 06/28/13 at 0.06% due 07/01/13	6,286	6,286
Deutsche Bank issued 06/28/13 at 0.06% due 07/01/13	2,552	2,552
Total Repurchase Agreements
(Cost $45,412)		45,412
SECURITIES LENDING COLLATERAL††,3 - 1.2%
Repurchase Agreements
HSBC Securities, Inc. issued 06/28/13 at 0.11% due 07/01/13	316,886	316,886
RBS Securities, Inc. issued 06/28/13 at 0.10% due 07/01/13	37,064	37,064
Total Securities Lending Collateral
(Cost $353,950)		353,950
Total Investments - 100.3%
(Cost $22,790,775)		$29,348,307
Other Assets & Liabilities, net - (0.3)%		(85,304)
Total Net Assets - 100.0%		$29,263,003

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	Securities lending collateral — See Note 4.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 93.7%
HSBC Group issued 06/28/13 at 0.07% due 07/01/13	$18,670,161	$18,670,161
Mizuho Financial Group, Inc. issued 06/28/13 at 0.06% due 07/01/13	3,208,817	3,208,817
Deutsche Bank issued 06/28/13 at 0.06% due 07/01/13	1,302,569	1,302,569
Total Repurchase Agreements
(Cost $23,181,547)		23,181,547
Total Investments - 93.7%
(Cost $23,181,547)		$23,181,547
Other Assets & Liabilities, net - 6.3%		1,546,016
Total Net Assets - 100.0%		$24,727,563

	Contracts	Unrealized Gain
CURRENCY FUTURES CONTRACTS PURCHASED†
September 2013 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $45,875,500)	550	$842,500

	Units
CURRENCY INDEX SWAP AGREEMENTS††
Goldman Sachs International August 2013 U.S. Dollar Index Swap, Terminating 08/27/13[2] (Notional Value $3,415,075)	41,007	$73,768

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 99.5%
Internet Software & Services - 17.3%
Google, Inc. — Class A*	571	$502,690
eBay, Inc.*	5,325	275,408
Facebook, Inc. — Class A*	10,571	262,795
LinkedIn Corp. — Class A*	905	161,362
Baidu, Inc. ADR*	1,486	140,472
SINA Corp.*	2,072	115,473
Yandex N.V. — Class A*	4,090	113,007
MercadoLibre, Inc.	957	103,126
Equinix, Inc.*	515	95,131
Akamai Technologies, Inc.*	1,955	83,185
Rackspace Hosting, Inc.*	1,850	70,097
IAC/InterActiveCorp	1,290	61,352
Pandora Media, Inc.*	3,160	58,144
Yahoo!, Inc.*	2,300	57,753
AOL, Inc.	1,386	50,561
Yelp, Inc. — Class A*	960	33,379
Zillow, Inc. — Class A*	560	31,528
Millennial Media, Inc.*	3,570	31,095
Trulia, Inc.*	1,000	31,090
j2 Global, Inc.	730	31,032
ExactTarget, Inc.*	890	30,011
Angie's List, Inc.*	1,130	30,002
LogMeIn, Inc.*	1,200	29,352
Cornerstone OnDemand, Inc.*	670	29,004
Total Internet Software & Services		2,427,049
Semiconductors - 16.5%
Intel Corp.	13,434	325,371
Texas Instruments, Inc.	5,326	185,718
Taiwan Semiconductor Manufacturing Company Ltd. ADR	7,322	134,139
Broadcom Corp. — Class A	3,872	130,719
Marvell Technology Group Ltd.	9,902	115,952
NXP Semiconductor N.V.*	3,680	114,006
Micron Technology, Inc.*	7,950	113,924
Avago Technologies Ltd.	3,016	112,738
Analog Devices, Inc.	2,450	110,397
ARM Holdings plc ADR	2,952	106,803
Altera Corp.	2,986	98,508
Xilinx, Inc.	2,448	96,965
Linear Technology Corp.	2,390	88,048
Maxim Integrated Products, Inc.	3,052	84,785
NVIDIA Corp.	5,842	81,963
Microchip Technology, Inc.	2,187	81,466
Cree, Inc.*	1,250	79,825
Skyworks Solutions, Inc.*	2,769	60,613
SunPower Corp. — Class A*	2,470	51,129
PMC - Sierra, Inc.*	4,950	31,433
Cirrus Logic, Inc.*	1,799	31,231
Microsemi Corp.*	1,360	30,940
Cypress Semiconductor Corp.	2,830	30,366
Monolithic Power Systems, Inc.	1,240	29,896
Total Semiconductors		2,326,935
Systems Software - 11.0%
Microsoft Corp.	15,807	545,815
Oracle Corp.	8,215	252,365
VMware, Inc. — Class A*	2,296	153,809
Symantec Corp.	5,143	115,563
Check Point Software Technologies Ltd.*	2,310	114,761
ServiceNow, Inc.*	2,510	101,379
Red Hat, Inc.*	1,877	89,758
BMC Software, Inc.*	1,672	75,474
FleetMatics Group plc*	960	31,901
AVG Technologies N.V.*	1,570	30,537
Tableau Software, Inc. — Class A*	550	30,481
CA, Inc.	242	6,928
Total Systems Software		1,548,771
Data Processing & Outsourced Services - 9.9%
Visa, Inc. — Class A	1,786	326,391
Mastercard, Inc. — Class A	486	279,206
Fidelity National Information Services, Inc.	3,164	135,546
Paychex, Inc.	2,953	107,844
FleetCor Technologies, Inc.*	1,280	104,064
Alliance Data Systems Corp.*	509	92,144
Computer Sciences Corp.	1,706	74,672
Automatic Data Processing, Inc.	1,023	70,444
Total System Services, Inc.	2,690	65,851
VeriFone Systems, Inc.*	2,350	39,504
Vantiv, Inc. — Class A*	1,130	31,188
Genpact Ltd.	1,570	30,207
EVERTEC, Inc.*	1,340	29,440
Fiserv, Inc.*	18	1,573
Total Data Processing & Outsourced Services		1,388,074
Application Software - 9.3%
Salesforce.com, Inc.*	3,784	144,472
Adobe Systems, Inc.*	3,038	138,411
Workday, Inc. — Class A*	2,010	128,821
Intuit, Inc.	2,096	127,919
SAP AG ADR	1,468	106,914
Citrix Systems, Inc.*	1,621	97,795
Autodesk, Inc.*	2,388	81,049
Nuance Communications, Inc.*	3,840	70,579
Informatica Corp.*	1,638	57,297
TIBCO Software, Inc.*	2,604	55,726
Jive Software, Inc.*	1,780	32,343
Splunk, Inc.*	690	31,988
Verint Systems, Inc.*	880	31,214
Guidewire Software, Inc.*	730	30,697
MicroStrategy, Inc. — Class A*	350	30,436
SS&C Technologies Holdings, Inc.*	920	30,268
Fair Isaac Corp.	660	30,248
Tyler Technologies, Inc.*	440	30,162
Synchronoss Technologies, Inc.*	970	29,944
Ebix, Inc.	2,710	25,095
Total Application Software		1,311,378
Communications Equipment - 8.4%
Cisco Systems, Inc.	13,680	332,561
QUALCOMM, Inc.	4,969	303,507
Research In Motion Ltd.*,1	9,269	97,046
Juniper Networks, Inc.*	4,732	91,375
F5 Networks, Inc.*	978	67,286
JDS Uniphase Corp.*	3,837	55,176
Riverbed Technology, Inc.*	2,963	46,104

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Communications Equipment - 8.4% (continued)
Ciena Corp.*	2,106	$40,899
Aruba Networks, Inc.*	2,612	40,120
ViaSat, Inc.*	430	30,728
Palo Alto Networks, Inc.*	720	30,355
EchoStar Corp. — Class A*	770	30,115
Motorola Solutions, Inc.	310	17,896
Total Communications Equipment		1,183,168
Computer Hardware - 6.7%
Apple, Inc.	1,416	560,849
Hewlett-Packard Co.	8,209	203,583
NCR Corp.*	2,140	70,599
3D Systems Corp.*	1,451	63,699
Dell, Inc.	3,242	43,281
Total Computer Hardware		942,011
IT Consulting & Other Services - 6.3%
International Business Machines Corp.	1,728	330,239
Cognizant Technology Solutions Corp. — Class A*	2,040	127,724
Accenture plc — Class A	1,767	127,153
Infosys Ltd. ADR[1]	2,822	116,238
Teradata Corp.*	1,655	83,131
SAIC, Inc.	4,856	67,644
Booz Allen Hamilton Holding Corp.	1,760	30,589
Total IT Consulting & Other Services		882,718
Computer Storage & Peripherals - 5.3%
EMC Corp.	8,495	200,652
Seagate Technology plc	3,053	136,866
SanDisk Corp.*	1,903	116,273
Western Digital Corp.	1,862	115,612
NetApp, Inc.	2,849	107,635
Fusion-io, Inc.*	4,750	67,640
Total Computer Storage & Peripherals		744,678
Semiconductor Equipment - 3.3%
Applied Materials, Inc.	8,407	125,349
ASML Holding N.V. — Class G	1,418	112,164
KLA-Tencor Corp.	1,628	90,728
Lam Research Corp.*	1,804	79,989
Teradyne, Inc.*	3,140	55,170
Total Semiconductor Equipment		463,400
Electronic Manufacturing Services - 2.0%
TE Connectivity Ltd.	2,537	115,535
Jabil Circuit, Inc.	4,390	89,468
Trimble Navigation Ltd.*	2,973	77,328
Total Electronic Manufacturing Services		282,331
Home Entertainment Software - 1.6%
Activision Blizzard, Inc.	8,516	121,438
Electronic Arts, Inc.*	3,425	78,672
Zynga, Inc. — Class A*	10,450	29,051
Total Home Entertainment Software		229,161
Electronic Components - 1.0%
Corning, Inc.	9,612	136,779
Amphenol Corp. — Class A	71	5,534
Total Electronic Components		142,313
Office Electronics - 0.7%
Xerox Corp.	10,584	95,997
Electronic Equipment & Instruments - 0.2%
Itron, Inc.*	700	29,701
Total Common Stocks
(Cost $7,821,432)		13,997,685
	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 1.1%
Repurchase Agreements
HSBC Securities, Inc. issued 06/28/13 at 0.11% due 07/01/13	$136,374	136,374
RBS Securities, Inc. issued 06/28/13 at 0.10% due 07/01/13	15,951	15,951
Total Securities Lending Collateral
(Cost $152,325)		152,325
Total Investments - 100.6%
(Cost $7,973,757)		$14,150,010
Other Assets & Liabilities, net - (0.6)%		(84,499)
Total Net Assets - 100.0%		$14,065,511

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 4.
[2]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 99.4%
Communications Equipment - 41.0%
Cisco Systems, Inc.	11,612	$282,287
QUALCOMM, Inc.	4,198	256,413
ViaSat, Inc.*	1,127	80,535
Palo Alto Networks, Inc.*	1,885	79,472
Juniper Networks, Inc.*	3,997	77,182
Motorola Solutions, Inc.	1,221	70,488
Research In Motion Ltd.*,1	6,440	67,427
F5 Networks, Inc.*	827	56,898
JDS Uniphase Corp.*	3,237	46,548
Brocade Communications Systems, Inc.*	7,139	41,121
Telefonaktiebolaget LM Ericsson ADR	3,464	39,074
Riverbed Technology, Inc.*	2,502	38,931
EchoStar Corp. — Class A*	917	35,864
Ciena Corp.*	1,777	34,509
ARRIS Group, Inc.*	2,399	34,426
Polycom, Inc.*	3,216	33,897
Aruba Networks, Inc.*	2,205	33,869
ADTRAN, Inc.	1,233	30,344
Finisar Corp.*	1,787	30,290
Ixia*	1,606	29,550
Harris Corp.	579	28,516
Infinera Corp.*	2,613	27,881
NETGEAR, Inc.*	866	26,448
Plantronics, Inc.	107	4,699
InterDigital, Inc.	97	4,331
Total Communications Equipment		1,491,000
Integrated Telecommunication Services - 27.8%
AT&T, Inc.	9,972	353,008
Verizon Communications, Inc.	6,075	305,816
CenturyLink, Inc.	3,388	119,766
Windstream Corp.[1]	6,950	53,585
Telefonica Brasil S.A. ADR	1,766	40,300
BCE, Inc.	925	37,944
China Unicom Hong Kong Ltd. ADR	2,702	35,504
Telefonica S.A. ADR	2,725	34,907
Nippon Telegraph & Telephone Corp. ADR	1,339	34,827
Total Integrated Telecommunication Services		1,015,657
Wireless Telecommunication Services - 26.7%
Crown Castle International Corp.*	1,658	120,022
T-Mobile US, Inc.	4,332	107,476
Vodafone Group plc ADR	2,959	85,041
Sprint Nextel Corp.*	12,107	84,991
SBA Communications Corp. — Class A*	1,067	79,086
America Movil SAB de CV ADR	3,502	76,169
NII Holdings, Inc.*,1	10,352	69,048
Clearwire Corp. — Class A*	12,783	63,659
Mobile Telesystems OJSC ADR	2,586	48,979
China Mobile Ltd. ADR	915	47,370
Telephone & Data Systems, Inc.	1,749	43,113
SK Telecom Company Ltd. ADR[1]	1,941	39,461
Tim Participacoes S.A. ADR	2,021	37,591
VimpelCom Ltd. ADR	3,627	36,488
Rogers Communications, Inc. — Class B	839	32,889
Total Wireless Telecommunication Services		971,383
Alternative Carriers - 3.9%
Level 3 Communications, Inc.*	2,584	54,471
tw telecom, Inc. — Class A*	1,835	51,637
Intelsat S.A.*	1,731	34,620
Total Alternative Carriers		140,728
Total Common Stocks
(Cost $2,657,833)		3,618,768
	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 3.1%
Repurchase Agreements
HSBC Securities, Inc. issued 06/28/13 at 0.11% due 07/01/13	$100,111	100,111
RBS Securities, Inc. issued 06/28/13 at 0.10% due 07/01/13	11,709	11,709
Total Securities Lending Collateral
(Cost $111,820)		111,820
Total Investments - 102.5%
(Cost $2,769,653)		$3,730,588
Other Assets & Liabilities, net - (2.5)%		(92,479)
Total Net Assets - 100.0%		$3,638,109

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 4.
[2]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 99.4%
Auto Parts & Equipment - 20.0%
Johnson Controls, Inc.	36,086	$1,291,518
TRW Automotive Holdings Corp.*	17,030	1,131,473
BorgWarner, Inc.*	9,550	822,733
Lear Corp.	10,127	612,278
Delphi Automotive plc	11,700	593,073
Autoliv, Inc.	6,300	487,557
Magna International, Inc.	6,620	471,476
Gentex Corp.	20,440	471,142
Visteon Corp.*	7,355	464,248
Dana Holding Corp.	22,760	438,358
Allison Transmission Holdings, Inc.	16,640	384,051
American Axle & Manufacturing Holdings, Inc.*	16,750	312,053
Tenneco, Inc.*	4,620	209,194
Total Auto Parts & Equipment		7,689,154
Railroads - 18.4%
Union Pacific Corp.	12,636	1,949,481
CSX Corp.	52,844	1,225,452
Norfolk Southern Corp.	16,792	1,219,939
Kansas City Southern	8,107	859,018
Canadian Pacific Railway Ltd.	5,718	694,051
Genesee & Wyoming, Inc. — Class A*	6,544	555,193
Canadian National Railway Co.	5,690	553,466
Total Railroads		7,056,600
Automobile Manufacturers - 17.2%
Ford Motor Co.	131,385	2,032,525
General Motors Co.*	52,560	1,750,774
Tesla Motors, Inc.*	8,705	935,178
Toyota Motor Corp. ADR	4,910	592,441
Tata Motors Ltd. ADR	20,130	471,847
Thor Industries, Inc.	8,580	421,964
Honda Motor Company Ltd. ADR	11,290	420,553
Total Automobile Manufacturers		6,625,282
Air Freight & Logistics - 14.4%
United Parcel Service, Inc. — Class B	26,763	2,314,465
FedEx Corp.	14,660	1,445,183
CH Robinson Worldwide, Inc.	13,703	771,616
Expeditors International of Washington, Inc.	13,441	510,892
UTI Worldwide, Inc.	24,790	408,291
Atlas Air Worldwide Holdings, Inc.*	1,500	65,640
Total Air Freight & Logistics		5,516,087
Airlines - 12.5%
Delta Air Lines, Inc.	54,807	1,025,440
United Continental Holdings, Inc.*	26,540	830,437
Southwest Airlines Co.	58,597	755,315
Spirit Airlines, Inc.*	23,320	740,876
Copa Holdings S.A. — Class A	3,362	440,825
US Airways Group, Inc.*,1	25,024	410,894
JetBlue Airways Corp.*	54,700	344,610
Alaska Air Group, Inc.*	5,354	278,408
Total Airlines		4,826,805
Trucking - 11.4%
Hertz Global Holdings, Inc.*	47,889	1,187,648
J.B. Hunt Transport Services, Inc.	10,352	747,828
Ryder System, Inc.	7,491	455,378
Swift Transportation Co. — Class A*	23,930	395,802
Landstar System, Inc.	7,618	392,327
Con-way, Inc.	9,672	376,821
Werner Enterprises, Inc.	13,970	337,655
Old Dominion Freight Line, Inc.*	6,470	269,281
Avis Budget Group, Inc.*	8,324	239,315
Total Trucking		4,402,055
Tires & Rubber - 2.3%
Goodyear Tire & Rubber Co.*	32,619	498,744
Cooper Tire & Rubber Co.	11,770	390,411
Total Tires & Rubber		889,155
Motorcycle Manufacturers - 1.8%
Harley-Davidson, Inc.	12,711	696,817
Marine - 1.4%
Kirby Corp.*	6,848	544,690
Total Common Stocks
(Cost $28,798,315)		38,246,645
	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 0.0%
Repurchase Agreements
HSBC Securities, Inc. issued 06/28/13 at 0.11% due 07/01/13	$4,874	4,874
RBS Securities, Inc. issued 06/28/13 at 0.10% due 07/01/13	570	570
Total Securities Lending Collateral
(Cost $5,444)		5,444
Total Investments - 99.4%
(Cost $28,803,759)		$38,252,089
Other Assets & Liabilities, net - 0.6%		212,247
Total Net Assets - 100.0%		$38,464,336

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 4.
[2]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 28.7%
Farmer Mac[1]
0.01% due 07/01/13	$125,000,000	$124,999,999
0.19% due 09/06/13	15,000,000	14,994,697
0.21% due 11/01/13	10,000,000	9,992,825
0.20% due 11/25/13	10,000,000	9,991,833
0.14% due 04/01/14	10,000,000	9,989,344
0.14% due 04/15/14	10,000,000	9,988,800
0.15% due 04/23/14	10,000,000	9,987,667
0.16% due 06/18/14	10,000,000	9,984,356
Total Farmer Mac		199,929,521
Federal Home Loan Bank[1]
0.05% due 07/26/13	50,000,000	49,998,263
0.17% due 05/01/14	30,000,000	29,955,667
0.07% due 08/14/13	20,000,000	19,998,411
0.01% due 07/05/13	4,000,000	3,999,996
Total Federal Home Loan Bank		103,952,337
Freddie Mac[2]
0.17% due 07/01/13	15,000,000	15,000,000
0.11% due 12/16/13	15,000,000	14,992,300
0.11% due 01/22/14	10,000,000	9,993,736
0.15% due 04/08/14	10,000,000	9,988,292
Total Freddie Mac		49,974,328
Federal Farm Credit Bank[1]
0.18% due 10/18/13	10,000,000	9,994,550
0.20% due 11/05/13	10,000,000	9,992,944
Total Federal Farm Credit Bank		19,987,494
Total Federal Agency Discount Notes
(Cost $373,843,680)		373,843,680
FEDERAL AGENCY NOTES†† - 5.0%
Federal Home Loan Bank[1]
0.18% due 04/15/14	10,000,000	10,000,000
0.16% due 06/30/14	10,000,000	10,000,000
0.16% due 06/11/14	10,000,000	9,999,999
0.13% due 03/21/14	10,000,000	9,999,083
0.13% due 10/04/13	10,000,000	9,998,255
0.13% due 04/11/14	10,000,000	9,997,497
0.18% due 09/04/13	5,000,000	5,000,000
Total Federal Home Loan Bank		64,994,834
Total Federal Agency Notes
(Cost $64,994,834)		64,994,834
COMMERCIAL PAPER†† - 11.9%
John Deere Financial Ltd.
0.10% due 07/12/13[3]	10,000,000	9,999,694
General Electric Capital Corp.
0.19% due 07/08/13	10,000,000	9,999,631
Caterpillar Financial Services Corp.
0.09% due 08/02/13	10,000,000	9,999,200
Jupiter Securitization Company LLC
0.18% due 07/17/13[3]	10,000,000	9,999,200
Abbott Laboratories
0.09% due 08/26/13[3]	10,000,000	9,998,600
Coca-Cola Co.
0.16% due 08/19/13[3]	10,000,000	9,997,822
ING US Funding LLC
0.25% due 08/26/13	10,000,000	9,996,111
Sheffield Receivables Corp.
0.19% due 09/23/13[3]	10,000,000	9,995,517
Barclays US Funding Corp.
0.42% due 08/27/13	10,000,000	9,993,034
Toyota Motor Credit Corp.
0.20% due 11/20/13	10,000,000	9,992,111
UBS Finance Delaware LLC
0.25% due 10/23/13	10,000,000	9,992,083
Prudential plc
0.28% due 10/25/13[3]	10,000,000	9,990,978
BNP Paribas Finance, Inc.
0.37% due 11/05/13	10,000,000	9,986,947
Societe Generale North America, Inc.
0.47% due 11/13/13	10,000,000	9,982,375
Westpac Banking Corp.
0.24% due 01/14/14[3]	9,500,000	9,487,523
Nestle Capital Corp.
0.18% due 07/25/13[3]	5,000,000	4,999,400
Total Commercial Paper
(Cost $154,410,226)		154,410,226
REPURCHASE AGREEMENTS†† - 51.7%
Individual Repurchase Agreement
Mizuho Financial Group, Inc. issued 06/28/13 at 0.06% due 07/01/13 secured by: U.S. Treasury Bills, 0.63% - 0.88% 08/31/17 - 01/31/18 with a value of $154,156,222, to be repurchased at $154,527,174	151,494,375	151,494,375
Joint Repurchase Agreements[4]
HSBC Group issued 06/28/13 at 0.07% due 07/01/13	419,450,106	419,450,106
Mizuho Financial Group, Inc. issued 06/28/13 at 0.06% due 07/01/13	72,090,358	72,090,358
Deutsche Bank issued 06/28/13 at 0.06% due 07/01/13	29,263,961	29,263,961
Total Repurchase Agreements
(Cost $672,298,800)		672,298,800
Total Investments - 97.3%
(Cost $1,265,547,540)		$1,265,547,540
Other Assets & Liabilities, net - 2.7%		35,743,745
Total Net Assets - 100.0%		$1,301,291,285

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)

††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $74,468,734 (cost $74,468,734), or 5.7% of total net assets.
[4]	Repurchase Agreements — See Note 3.

plc — Public Limited Company

U.S. Long Short Momentum Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 66.6%
Consumer Discretionary - 23.9%
Gannett Company, Inc.[1]	14,243	$348,385
NVR, Inc.*,1	375	345,750
Cablevision Systems Corp. — Class A1	20,266	340,875
Time Warner Cable, Inc.[1]	2,973	334,403
DreamWorks Animation SKG, Inc. — Class A*,1	12,526	321,417
DISH Network Corp. — Class A1	7,530	320,176
Charter Communications, Inc. — Class A*,1	2,518	311,854
HomeAway, Inc.*,1	9,621	311,143
Harman International Industries, Inc.[1]	5,595	303,249
Morningstar, Inc.[1]	3,881	301,088
Thor Industries, Inc.	6,019	296,014
Harley-Davidson, Inc.	5,385	295,206
Liberty Media Corp. — Class A*,1	2,322	294,337
Liberty Interactive Corp. — Class A*,1	12,677	291,698
Omnicom Group, Inc.[1]	4,633	291,276
AMC Networks, Inc. — Class A*,1	4,448	290,944
Liberty Ventures*,1	3,407	289,629
Goodyear Tire & Rubber Co.*	18,919	289,272
Lamar Advertising Co. — Class A*,1	6,652	288,697
Starz — Class A*,1	13,053	288,471
Clear Channel Outdoor Holdings, Inc. — Class A*,1	38,652	288,344
Gentex Corp.	12,487	287,826
Interpublic Group of Companies, Inc.[1]	19,760	287,508
Washington Post Co. — Class B1	594	287,359
Aaron's, Inc.	10,245	286,962
Sears Hometown and Outlet Stores, Inc.*,1	6,563	286,934
Allison Transmission Holdings, Inc.	12,340	284,807
Ford Motor Co.	18,377	284,292
John Wiley & Sons, Inc. — Class A1	7,051	282,675
Visteon Corp.*	4,470	282,146
Madison Square Garden Co. — Class A*,1	4,756	281,793
Cinemark Holdings, Inc.[1]	10,086	281,601
General Motors Co.*	8,444	281,270
DSW, Inc. — Class A	3,822	280,802
Thomson Reuters Corp.[1,2]	8,597	280,004
Jarden Corp.*,1	6,398	279,913
Leggett & Platt, Inc.[1]	8,919	277,291
TripAdvisor, Inc.*,1	4,425	269,350
Ascena Retail Group, Inc.*	13,709	239,222
Lear Corp.	3,303	199,699
Toll Brothers, Inc.*,1	6,065	197,901
Expedia, Inc.[1]	1,763	106,044
Groupon, Inc.*,1	12,038	102,323
Tempur Sealy International, Inc.*,1	1,974	86,659
Carter's, Inc.	715	52,960
Tupperware Brands Corp.[1]	674	52,363
BorgWarner, Inc.*	145	12,492
Total Consumer Discretionary		12,294,424
Health Care - 11.8%
Incyte Corporation Ltd.*,1	13,758	302,675
Health Net, Inc.*,1	9,247	294,240
Alexion Pharmaceuticals, Inc.*,1	3,136	289,264
AmerisourceBergen Corp.	5,159	288,026
Biogen Idec, Inc.*,1	1,338	287,937
VCA Antech, Inc.*,1	10,966	286,104
Vertex Pharmaceuticals, Inc.*,1	3,545	283,139
Brookdale Senior Living, Inc.*,1	10,645	281,454
Onyx Pharmaceuticals, Inc.*,1	3,208	278,519
United Therapeutics Corp.*,1	4,225	278,090
Medivation, Inc.*,1	5,642	277,586
Allscripts Healthcare Solutions, Inc.*,1	21,381	276,670
BioMarin Pharmaceutical, Inc.*,1	4,950	276,161
Patterson Companies, Inc.[1]	7,336	275,834
Ariad Pharmaceuticals, Inc.*,1	15,699	274,576
Regeneron Pharmaceuticals, Inc.*,1	1,202	270,306
LifePoint Hospitals, Inc.*,1	5,480	267,643
Community Health Systems, Inc.[1]	5,696	267,028
Cardinal Health, Inc.	4,758	224,578
Myriad Genetics, Inc.*,1	8,298	222,967
Amgen, Inc.[1]	2,104	207,581
Health Management Associates, Inc. — Class A*,1	10,009	157,341
Covance, Inc.*,1	1,530	116,494
Omnicare, Inc.[1]	1,660	79,199
Total Health Care		6,063,412
Financials - 9.0%
CBOE Holdings, Inc.[1]	6,765	315,519
E*TRADE Financial Corp.*	24,562	310,956
StanCorp Financial Group, Inc.[1]	6,229	307,775
Ares Capital Corp.[1]	17,200	295,840
St. Joe Co.*,1	14,040	295,542
Mercury General Corp.[1]	6,719	295,366
LPL Financial Holdings, Inc.[1]	7,740	292,262
Janus Capital Group, Inc.[1]	33,899	288,480
Kemper Corp.[1]	8,421	288,419
Hanover Insurance Group, Inc.[1]	5,891	288,247
Interactive Brokers Group, Inc. — Class A1	17,912	286,055
American National Insurance Co.[1]	2,874	285,877
Old Republic International Corp.[1]	22,111	284,569
Lazard Ltd. — Class A1	8,830	283,885
Forest City Enterprises, Inc. — Class A*,1	15,575	278,948
Endurance Specialty Holdings Ltd.[1]	4,015	206,572
Total Financials		4,604,312
Industrials - 6.6%
Exelis, Inc.	23,171	319,528

U.S. Long Short Momentum Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 66.6% (continued)
Industrials - 6.6% (continued)
RR Donnelley & Sons Co.[1,2]	22,028	$308,612
Engility Holdings, Inc.*,1	10,534	299,376
Delta Air Lines, Inc.[1]	15,656	292,923
Con-way, Inc.[1]	7,298	284,330
Copa Holdings S.A. — Class A1	2,124	278,499
United Continental Holdings, Inc.*,1	8,847	276,823
Armstrong World Industries, Inc.*,1	5,774	275,940
Landstar System, Inc.[1]	5,352	275,628
Southwest Airlines Co.[1]	20,386	262,776
Masco Corp.[1]	12,966	252,707
Huntington Ingalls Industries, Inc.	4,172	235,635
Matson, Inc.	428	10,700
Total Industrials		3,373,477
Consumer Staples - 5.4%
Nu Skin Enterprises, Inc. — Class A	4,647	284,025
Flowers Foods, Inc.[1]	12,858	283,519
Bunge Ltd.[1]	3,958	280,108
Brown-Forman Corp. — Class B1	4,144	279,927
Clorox Co.[1]	3,322	276,191
Ingredion, Inc.[1]	4,133	271,207
Fresh Market, Inc.*,1	5,437	270,328
WhiteWave Foods Co. — Class A*,1	16,560	269,100
Dean Foods Co.*,1	19,832	198,717
Kroger Co.[1]	4,676	161,509
Energizer Holdings, Inc.[1]	780	78,398
Campbell Soup Co.[1]	1,551	69,469
Church & Dwight Company, Inc.[1]	989	61,031
Total Consumer Staples		2,783,529
Utilities - 4.2%
Hawaiian Electric Industries, Inc.[1]	11,576	292,989
UGI Corp.[1]	7,453	291,487
AGL Resources, Inc.[1]	6,693	286,862
Questar Corp.[1]	12,024	286,772
American Water Works Company, Inc.[1]	6,954	286,713
Aqua America, Inc.[1]	9,158	286,554
Atmos Energy Corp.[1]	6,974	286,352
Integrys Energy Group, Inc.[1]	1,926	112,729
Total Utilities		2,130,458
Telecommunication Services - 3.5%
T-Mobile US, Inc.[1]	13,300	329,972
United States Cellular Corp.[1]	8,482	311,204
Telephone & Data Systems, Inc.[1]	12,355	304,551
Crown Castle International Corp.*,1	4,153	300,636
SBA Communications Corp. — Class A*,1	3,772	279,581
NII Holdings, Inc.*,1,2	41,400	276,138
Total Telecommunication Services		1,802,082
Materials - 1.1%
Sonoco Products Co.[1]	8,201	283,509
Greif, Inc. — Class A1	5,355	282,048
Total Materials		565,557
Information Technology - 1.1%
IAC/InterActiveCorp[1]	5,764	274,136
Zebra Technologies Corp. — Class A*,1	6,234	270,805
Total Information Technology		544,941
Total Common Stocks
(Cost $30,918,878)		34,162,192

	Face Amount
REPURCHASE AGREEMENTS††,3 - 36.4%
HSBC Group issued 06/28/13 at 0.07% due 07/01/13	$15,054,338	15,054,338
Mizuho Financial Group, Inc. issued 06/28/13 at 0.06% due 07/01/13	2,587,370	2,587,370
Deutsche Bank issued 06/28/13 at 0.06% due 07/01/13	1,050,302	1,050,302
Total Repurchase Agreements
(Cost $18,692,010)		18,692,010
SECURITIES LENDING COLLATERAL††,4 - 0.4%
Repurchase Agreements
HSBC Securities, Inc. issued 06/28/13 at 0.11% due 07/01/13	194,725	194,725
RBS Securities, Inc. issued 06/28/13 at 0.10% due 07/01/13	22,775	22,775
Total Securities Lending Collateral
(Cost $217,500)		217,500
Total Long Investments - 103.4%
(Cost $49,828,388)		$53,071,702
	Shares
COMMON STOCKS SOLD SHORT† - (14.9)%
Telecommunication Services - (0.3)%
AT&T, Inc.	4,033	(142,768)
Industrials - (0.7)%
CH Robinson Worldwide, Inc.	972	(54,733)
United Parcel Service, Inc. — Class B	1,677	(145,027)
FedEx Corp.	1,478	(145,702)
Total Industrials		(345,462)
Consumer Discretionary - (1.0)%
Dollar Tree, Inc.*	1,807	(91,868)
Dollar General Corp.*	2,812	(141,809)
Target Corp.	2,071	(142,609)
Macy's, Inc.	2,991	(143,568)
Total Consumer Discretionary		(519,854)
Health Care - (1.6)%
Abbott Laboratories	3,858	(134,567)
Eli Lilly & Co.	2,777	(136,406)
Bristol-Myers Squibb Co.	3,088	(138,003)

U.S. Long Short Momentum Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS SOLD SHORT† - (14.9)% (continued)
Health Care - (1.6)% (continued)
Merck & Company, Inc.	3,039	$(141,162)
Pfizer, Inc.	5,057	(141,647)
Johnson & Johnson	1,718	(147,507)
Total Health Care		(839,292)
Information Technology - (3.3)%
VMware, Inc. — Class A*	310	(20,767)
F5 Networks, Inc.*	1,634	(112,419)
Apple, Inc.	331	(131,102)
Oracle Corp.	4,292	(131,850)
Citrix Systems, Inc.*	2,320	(139,966)
Zynga, Inc. — Class A*	50,979	(141,722)
Microsoft Corp.	4,108	(141,849)
Intel Corp.	5,877	(142,341)
QUALCOMM, Inc.	2,354	(143,782)
Texas Instruments, Inc.	4,133	(144,118)
Symantec Corp.	6,480	(145,605)
Cisco Systems, Inc.	5,991	(145,642)
Salesforce.com, Inc.*	3,828	(146,153)
Total Information Technology		(1,687,316)
Energy - (3.8)%
Helmerich & Payne, Inc.	1,050	(65,573)
Peabody Energy Corp.	5,519	(80,798)
Diamond Offshore Drilling, Inc.	1,330	(91,491)
Patterson-UTI Energy, Inc.	7,170	(138,775)
Occidental Petroleum Corp.	1,580	(140,983)
Chevron Corp.	1,199	(141,890)
National Oilwell Varco, Inc.	2,081	(143,381)
Halliburton Co.	3,450	(143,934)
Cameron International Corp.*	2,360	(144,338)
Exxon Mobil Corp.	1,603	(144,831)
Schlumberger Ltd.	2,030	(145,470)
Baker Hughes, Inc.	3,170	(146,232)
FMC Technologies, Inc.*	2,637	(146,828)
Oil States International, Inc.*	1,590	(147,297)
Marathon Oil Corp.	4,300	(148,694)
Total Energy		(1,970,515)
Materials - (4.2)%
Monsanto Co.	246	(24,305)
Walter Energy, Inc.	8,996	(93,558)
Allied Nevada Gold Corp.*	16,147	(104,633)
Royal Gold, Inc.	2,727	(114,752)
Newmont Mining Corp.	4,312	(129,144)
Freeport-McMoRan Copper & Gold, Inc.	4,857	(134,102)
Cliffs Natural Resources, Inc.	8,273	(134,436)
Southern Copper Corp.	4,915	(135,752)
Carpenter Technology Corp.	3,036	(136,833)
Alcoa, Inc.	17,570	(137,397)
Allegheny Technologies, Inc.	5,296	(139,338)
Nucor Corp.	3,272	(141,743)
Compass Minerals International, Inc.	1,691	(142,941)
Tahoe Resources, Inc.*	10,408	(147,273)
Reliance Steel & Aluminum Co.	2,251	(147,576)
Steel Dynamics, Inc.	9,957	(148,459)
Commercial Metals Co.	10,206	(150,742)
Total Materials		(2,162,984)
Total Common Stock Sold Short
(Proceeds $8,201,478)		(7,668,191)
Total Securities Sold Short- (14.9)%
(Proceeds $8,201,478)		$(7,668,191)
Other Assets & Liabilities, net - 11.5%		5,922,429
Total Net Assets - 100.0%		$51,325,940

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or a portion of this security is pledged as short security collateral at June 30, 2013.
[2]	All or portion of this security is on loan at June 30, 2013 — See Note 4.
[3]	Repurchase Agreements — See Note 3.
[4]	Securities lending collateral — See Note 4.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 99.6%
Electric Utilities - 45.6%
Duke Energy Corp.	22,381	$1,510,718
Southern Co.	30,895	1,363,396
NextEra Energy, Inc.	15,955	1,300,013
FirstEnergy Corp.	32,602	1,217,359
Exelon Corp.	36,163	1,116,713
American Electric Power Company, Inc.	22,976	1,028,865
PPL Corp.	30,704	929,103
Edison International	18,420	887,107
Xcel Energy, Inc.	29,133	825,629
Northeast Utilities	19,383	814,474
Entergy Corp.	11,105	773,796
Great Plains Energy, Inc.	33,620	757,795
ALLETE, Inc.	13,440	669,984
OGE Energy Corp.	8,408	573,426
Pinnacle West Capital Corp.	10,142	562,577
N.V. Energy, Inc.	21,117	495,405
Pepco Holdings, Inc.	24,375	491,400
ITC Holdings Corp.	5,320	485,716
Westar Energy, Inc.	13,912	444,628
Cia Energetica de Minas Gerais ADR	46,953	421,168
Enersis S.A. ADR	24,974	408,575
Hawaiian Electric Industries, Inc.	13,766	348,417
IDACORP, Inc.	7,113	339,717
Portland General Electric Co.	11,008	336,735
UNS Energy Corp.	6,743	301,614
Cleco Corp.	941	43,691
Total Electric Utilities		18,448,021
Multi-Utilities - 36.5%
PG&E Corp.	29,495	1,348,806
Consolidated Edison, Inc.	21,788	1,270,458
Dominion Resources, Inc.	22,251	1,264,302
Public Service Enterprise Group, Inc.	38,552	1,259,108
Sempra Energy	11,872	970,655
SCANA Corp.	18,876	926,812
DTE Energy Co.	11,255	754,198
CenterPoint Energy, Inc.	29,774	699,391
Wisconsin Energy Corp.	16,574	679,368
NiSource, Inc.	23,030	659,579
Ameren Corp.	18,584	640,033
CMS Energy Corp.	21,964	596,762
Alliant Energy Corp.	10,466	527,696
MDU Resources Group, Inc.	18,851	488,429
Integrys Energy Group, Inc.	8,109	474,620
TECO Energy, Inc.	24,776	425,899
National Grid plc ADR	7,310	414,258
Vectren Corp.	10,829	366,345
NorthWestern Corp.	8,890	354,711
Black Hills Corp.	6,721	327,649
Avista Corp.	10,364	280,035
Total Multi-Utilities		14,729,114
Gas Utilities - 7.3%
ONEOK, Inc.	15,487	639,769
AGL Resources, Inc.	11,398	488,518
National Fuel Gas Co.	8,197	475,016
UGI Corp.	11,899	465,370
Atmos Energy Corp.	10,412	427,517
Laclede Group, Inc.	5,830	266,198
Questar Corp.	5,377	128,241
Piedmont Natural Gas Company, Inc.	950	32,053
WGL Holdings, Inc.	201	8,687
Southwest Gas Corp.	160	7,486
Total Gas Utilities		2,938,855
Independent Power Producers & Energy Traders - 6.6%
Dynegy, Inc.*	30,060	677,854
AES Corp.	55,787	668,886
Calpine Corp.*	31,383	666,261
NRG Energy, Inc.	24,342	649,931
Total Independent Power Producers & Energy Traders		2,662,932
Water Utilities - 3.6%
American Water Works Company, Inc.	14,392	593,382
Aqua America, Inc.	14,711	460,307
Cia de Saneamento Basico do Estado de Sao Paulo ADR	37,080	386,003
Total Water Utilities		1,439,692
Total Common Stocks
(Cost $28,850,723)		40,218,614
Total Investments - 99.6%
(Cost $28,850,723)		$40,218,614
Other Assets & Liabilities, net - 0.4%		179,993
Total Net Assets - 100.0%		$40,398,607

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

ADR — American Depositary Receipt

plc — Public Limited Company

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 124.5%
HSBC Group issued 06/28/13 at 0.07% due 07/01/13	$9,489,212	$9,489,212
Mizuho Financial Group, Inc. issued 06/28/13 at 0.06% due 07/01/13	1,630,899	1,630,899
Deutsche Bank issued 06/28/13 at 0.06% due 07/01/13	662,038	662,038
Total Repurchase Agreements
(Cost $11,782,149)		11,782,149
Total Investments - 124.5%
(Cost $11,782,149)		$11,782,149
Other Assets & Liabilities, net - (24.5)%		(2,318,535)
Total Net Assets - 100.0%		$9,463,614

	Contracts	Unrealized Gain (Loss)
CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2013 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $14,096,290)	169	$(363,613)

Units
CURRENCY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International August 2013 U.S. Dollar Index Swap, Terminating 08/27/13[2] (Notional Value $4,803,380)	57,678	$31,420

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. All time references are based on Eastern Time.

The Trust calculates a net asset value per share (“NAV”) twice each business day, first in the morning and again in the afternoon for the Russell 2000® Fund, the S&P 500® Fund, Emerging Markets 2x Strategy Fund and Inverse Emerging Markets 2x Strategy Fund. All other Funds in this report will price at the afternoon NAV. The morning NAV is calculated at 10:45 a.m. and the afternoon NAV is calculated at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets as of the respective time of calculation. These financial statements are based on the on the June 30, 2013 afternoon NAV.

Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

With the exception of the U.S. Government Money Market Fund, U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.  Other debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.  Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds ("ETFs") and closed-end investment companies are valued at the last quoted sales price.

The value of swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Investments (“GI”) under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) obtaining other information and considerations, including current values in related markets.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2013:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Banking Fund	$15,964,297	$–	$68,250	$–	$–	$16,032,547
Basic Materials Fund	35,564,534	–	594,538	–	–	36,159,072
Biotechnology Fund	270,369,658	–	27,696,644	–	–	298,066,302
Consumer Products Fund	160,802,305	–	1,959,334	–	–	162,761,639
Electronics Fund	10,700,430	–	–	–	–	10,700,430
Emerging Markets 2x Strategy Fund	1,143,246	–	221,689	422,218	–	1,787,153
Energy Fund	51,293,961	–	774,144	–	–	52,068,105
Energy Services Fund	49,189,899	–	371,250	–	–	49,561,149
Europe 1.25x Strategy Fund	2,175,447	–	1,138,097	–	–	3,313,544
Event Driven and Distressed Strategies Fund	–	–	9,865,636	6,465	–	9,872,101
Financial Services Fund	35,245,831	–	–	–	–	35,245,831
Government Long Bond 1.2x Strategy Fund	124,523,236	339,086	–	–	–	124,862,322
Health Care Fund	121,305,677	–	1,441,225	–	–	122,746,902
High Yield Strategy Fund	1,644,384	–	45,030,682	4,298	–	46,679,364
Internet Fund	6,923,343	–	137,975	–	–	7,061,318
Inverse Emerging Markets 2x Strategy Fund	–	–	1,653,300	–	–	1,653,300
Inverse Government Long Bond Strategy Fund	–	420,938	923,113,726	–	–	923,534,664
Inverse High Yield Strategy Fund	–	692,346	58,331,838	861,136	–	59,885,320
Inverse Mid-Cap Strategy Fund	–	–	3,673,967	1,683	–	3,675,650
Inverse NASDAQ-100® Strategy Fund	–	7,758	13,032,847	–	–	13,040,605
Inverse Russell 2000® Strategy Fund	–	–	26,371,036	74,477	–	26,445,513
Inverse S&P 500® Strategy Fund	–	–	150,498,086	493,122	–	150,991,208
Japan 2x Strategy Fund	–	554,393	6,648,113	–	–	7,202,506
Leisure Fund	26,423,354	–	410,964	–	–	26,834,318
Mid-Cap 1.5x Strategy Fund	10,527,589	1,890	3,477,442	90,421	–	14,097,342
NASDAQ-100® Fund	631,373,704	–	42,688,239	317,997	–	674,379,940
Nova Fund	58,011,159	–	3,717,629	5,050	–	61,733,838
Precious Metals Fund	81,489,885	–	8,357,528	–	–	89,847,413
Real Estate Fund	12,761,152	–	–	–	–	12,761,152
Retailing Fund	22,218,082	–	94,063	–	–	22,312,145
Russell 2000® 1.5x Strategy Fund	29,067,551	173,888	4,964,091	11,072	–	34,216,602
Russell 2000® Fund	33,807,242	24,149	3,510,760	1,517	–	37,343,668
S&P 500® Fund	200,175,792	–	2,301,264	958	–	202,478,014
S&P 500® Pure Growth Fund	52,601,162	–	320,726	–	–	52,921,888
S&P 500® Pure Value Fund	91,676,729	–	1,965,861	–	–	93,642,590
S&P MidCap 400® Pure Growth Fund	242,098,499	–	8,769,492	–	–	250,867,991
S&P MidCap 400® Pure Value Fund	24,393,979	–	292,330	–	–	24,686,309
S&P SmallCap 600® Pure Growth Fund	17,464,195	–	123,592	–	–	17,587,787
S&P SmallCap 600® Pure Value Fund	28,948,945	–	399,362	–	–	29,348,307
Strengthening Dollar 2x Strategy Fund	–	842,500	23,181,547	73,768	–	24,097,815
Technology Fund	13,997,685	–	152,325	–	–	14,150,010
Telecommunications Fund	3,618,768	–	111,820	–	–	3,730,588
Transportation Fund	38,246,645	–	5,444	–	–	38,252,089
U.S. Government Money Market Fund	–	–	1,265,547,540	–	–	1,265,547,540
U.S. Long Short Momentum Fund	34,162,192	–	18,909,510	–	–	53,071,702
Utilities Fund	40,218,614	–	–	–	–	40,218,614
Weakening Dollar 2x Strategy Fund	–	–	11,782,149	31,420	–	11,813,569
Liabilities
Emerging Markets 2x Strategy Fund	$–	$33,917	$–	$–	$–	$33,917
Europe 1.25x Strategy Fund	–	28,821	–	35,594	–	64,415
Event Driven and Distressed Strategies Fund	–	63,549	–	4,467	–	68,016
High Yield Strategy Fund	–	85,583	–	79,969	–	165,552
Inverse Emerging Markets 2x Strategy Fund	–	33,917	–	330,665	–	364,582
Inverse Government Long Bond Strategy Fund	248,052,811	–	–	–	–	248,052,811
Inverse High Yield Strategy Fund	–	–	–	405,157	–	405,157
Inverse Mid-Cap Strategy Fund	–	5,812	–	28,739	–	34,551
Inverse NASDAQ-100® Strategy Fund	–	–	–	24,454	–	24,454
Inverse Russell 2000® Strategy Fund	–	8,981	–	4,029	–	13,010
Inverse S&P 500® Strategy Fund	–	30,131	–	54,468	–	84,599
Japan 2x Strategy Fund	–	341,739	–	–	–	341,739
Mid-Cap 1.5x Strategy Fund	–	–	–	8,495	–	8,495
NASDAQ-100®Fund	–	255,613	–	–	–	255,613
Nova Fund	–	626,039	–	24,951	–	650,990
Russell 2000® 1.5x Strategy Fund	–	–	–	3,322	–	3,322
Russell 2000® Fund	–	–	–	3,256	–	3,256
S&P 500® Fund	–	–	–	18,476	–	18,476
U.S. Long Short Momentum Fund	7,668,191	–	–	–	–	7,668,191
Weakening Dollar 2x Strategy Fund	–	363,613	–	–	–	363,613

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For the period ended June 30, 2013, there were no transfers between levels.

3. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2013, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			Fannie Mae
0.07%			0.50% - 0.65%
Due 07/01/13	$860,000,000	$860,005,017	10/22/15 - 05/27/16	$298,566,000	$299,638,582
			Freddie Mac
			0.50% - 0.60%
			10/09/15 - 03/28/16	250,000,000	251,160,833
			Federal Home Loan Bank
			0.13%
			03/19/14	200,000,000	200,947,222
			Federal Farm Credit Bank
			0.30%
			06/04/15	125,000,000	125,454,167

Mizuho Financial Group, Inc.			U.S. Treasury Note
0.06%			0.88%
Due 07/01/13	147,807,111	147,807,850	01/31/18	152,694,700	150,763,344

Deutsche Bank			U.S. Treasury Note
0.06%			0.25%
Due 07/01/13	60,000,000	60,000,300	09/15/15	61,428,800	61,200,019

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

4. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the statement of operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At June 30, 2013, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
Banking Fund	$66,070	$68,250
Basic Materials Fund	589,490	594,538
Biotechnology Fund	26,443,726	27,696,644
Consumer Products Fund	1,855,562	1,959,334
Energy Fund	741,716	774,144
Energy Services Fund	370,865	371,250
Event Driven and Distressed Strategies Fund	708,708	729,300
Health Care Fund	1,366,663	1,441,225
Internet Fund	104,982	137,975
Leisure Fund	404,519	410,964
Mid-Cap 1.5x Strategy Fund	4,801	5,031
NASDAQ-100® Fund	483,289	502,469
Nova Fund	32,060	33,276
Precious Metals Fund	8,549,471	8,357,528	*
Retailing Fund	90,472	94,063
Russell 2000® 1.5x Strategy Fund	101,168	107,367
Russell 2000® Fund	360,604	377,760
S&P 500® Fund	151,606	157,204
S&P 500® Pure Value Fund	1,292,353	1,354,476
S&P MidCap 400® Pure Growth Fund	7,940,831	8,304,625
S&P MidCap 400® Pure Value Fund	211,065	220,125
S&P SmallCap 600® Pure Growth Fund	115,910	119,875
S&P SmallCap 600® Pure Value Fund	338,399	353,950
Technology Fund	116,776	152,325
Telecommunications Fund	92,798	111,820
Transportation Fund	5,337	5,444
U.S. Long Short Momentum Fund	211,556	217,500

*  Subsequent to June 30, 2013, additional collateral was received.

The following represents a breakdown of the collateral for the joint repurchase agreements at June 30, 2013:

		Repurchase
Counterparty and Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Federal Home Loan Bank
0.11%			0.00%
Due 07/01/13	$53,372,568	$53,373,221	09/06/13	$21,437,136	$21,434,991
			Federal Home Loan Bank
			0.00%
			11/15/13	33,019,728	33,009,492
RBS Securities, Inc.			Federal Home Loan Bank
0.10%			3.18%
Due 07/01/13	6,242,589	6,242,659	11/26/32	6,905,520	6,370,458

5. Disclosures about Credit Derivatives

In accordance with its principal investment strategy, the Event Driven and Distressed Strategies Fund and High Yield Strategy Fund enters into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The table included in the Event Driven and Distressed Strategies Fund and the High Yield Strategy Fund Schedules of Investments summarizes the information with regard to sold protection on credit default swap contracts as of June 30, 2013.

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds' financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

	Futures		Swaps
Fund Name	Index Exposure	Liquidity	Index Exposure	Liquidity
Emerging Markets 2x Strategy Fund	x	x	x	x
Event Driven and Distressed Strategies Fund	x	x	x	x
Europe 1.25x Strategy Fund	x	x
Government Long Bond 1.2x Strategy Fund	x	x
High Yield Strategy Fund	x	x	x	x
Inverse Emerging Markets 2x Strategy Fund	x	x	x	x
Inverse High Yield Strategy Fund	x	x	x	x
Inverse Government Long Bond Strategy Fund	x	x
Inverse Mid-Cap Strategy Fund	x	x	x	x
Inverse NASDAQ-100® Strategy Fund	x	x	x	x
Inverse Russell 2000® Strategy Fund	x	x	x	x
Inverse S&P 500 Strategy Fund	x	x	x	x
Japan 2x Strategy Fund	x	x
Mid-Cap 1.5x Strategy Fund	x	x	x	x
NASDAQ-100® Fund	x	x	x	x
Nova Fund	x	x	x	x
Russell 2000® Fund	x	x	x	x
Russell 2000® 1.5x Strategy Fund	x	x	x	x
S&P 500 Fund	x	x	x	x
Strengthening Dollar 2x Strategy Fund	x	x	x	x
Weakening Dollar 2x Strategy Fund	x	x	x	x

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	August 26, 2013

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President & Treasurer

Date	August 26, 2013

* Print the name and title of each signing officer under his or her signature.